Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.0% ¤
CORPORATE BONDS & NOTES 0.5%
BANKING & FINANCE 0.4%
Ambac Assurance Corp. 5.100% due 12/31/2099 (e)	$43	$61
Ambac LSNI LLC 6.000% due 02/12/2023 •	156	156
Preferred Term Securities Ltd.
0.469% (US0003M + 0.350%) due 03/22/2038 ~	20,422	18,482
1.055% (US0003M + 0.860%) due 07/03/2033 ~	1,430	1,401

		20,100

INDUSTRIALS 0.1%
CVS Pass-Through Trust 5.880% due 01/10/2028	884	1,016
Times Square Hotel Trust 8.528% due 08/01/2026	3,238	3,526
UAL Pass-Through Trust 6.636% due 01/02/2024	644	668

		5,210

Total Corporate Bonds & Notes (Cost $25,262)		25,310

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
North Texas Higher Education Authority, Inc., Revenue Bonds, Series 2011 1.302% (US0003M + 1.100%) due 04/01/2040 ~	343	346

Total Municipal Bonds & Notes (Cost $343)		346

U.S. GOVERNMENT AGENCIES 27.7%
Fannie Mae
0.152% due 07/25/2037 •	815	801
0.212% due 08/25/2031 •	66	64
0.222% due 03/25/2036 •	11	11
0.332% due 05/25/2032 •	2	2
0.482% due 09/17/2027 •	1	1
0.542% due 10/25/2021 - 02/25/2033 •	36	36
0.683% due 11/18/2031 •	1	1
0.742% due 11/25/2031 •	25	25
0.842% due 05/25/2022 •	1	1
0.992% due 08/25/2023 •	2	2
1.092% due 12/25/2023 - 04/25/2032 •	6	6
1.242% due 10/25/2022 - 09/25/2023 •	2	2
1.328% due 03/01/2044 - 10/01/2044 •	34	35
1.528% due 10/01/2040 •	15	15
1.589% due 02/01/2033 •	47	48
1.663% due 06/01/2033 - 09/01/2033 •	21	21
1.671% due 03/01/2035 •	6	6
1.691% due 02/01/2035 •	3	3
1.703% due 01/01/2035 •	4	5
1.750% due 12/25/2023 •	4	4
1.756% due 03/01/2035 •	7	8
1.815% due 07/01/2035 •	6	6
1.845% due 11/01/2034 •	2	2
1.880% due 04/01/2033 •	5	5
1.945% due 11/01/2035 •	1	1
1.951% due 03/01/2033 •	1	1
1.965% due 05/01/2033 •	11	11
1.978% due 04/01/2036 •	2	2
2.008% due 05/01/2025 •	2	2
2.015% due 03/01/2032 •	3	3
2.035% due 11/01/2034 •	8	8
2.040% due 12/01/2036 •	5	5
2.067% due 05/01/2034 •	13	13
2.076% due 03/01/2035 •	3	4
2.094% due 10/01/2034 •	3	3
2.106% due 12/01/2036 •	8	8
2.117% due 02/01/2035 •	4	4
2.129% due 01/01/2037 •	3	4

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

2.173% due 12/01/2035 •	2	2
2.179% due 07/01/2033 •	4	4
2.183% due 05/01/2036 •	5	5
2.199% due 09/01/2033 •	4	4
2.243% due 10/01/2032 •	7	7
2.244% due 11/01/2032 •	16	16
2.245% due 09/01/2030 •	14	14
2.250% due 03/01/2029 - 04/01/2032 •	16	15
2.255% due 03/01/2030 •	3	3
2.375% due 09/01/2032 - 09/01/2033 •	19	20
2.407% due 07/01/2033 •	4	4
2.430% due 04/01/2036 •	12	13
2.481% due 04/01/2034 •	1	1
2.505% due 09/01/2033 •	4	4
2.605% due 08/01/2035 •	6	6
2.625% due 10/01/2028 •	2	2
2.845% due 10/01/2031 •	4	4
3.090% due 06/01/2033 •	63	64
3.836% due 05/01/2036 •	5	6
4.000% due 11/25/2033 - 01/01/2059	448	497
4.250% due 10/01/2027 •	1	1
5.000% due 06/25/2023 - 11/25/2032	434	522
5.500% due 09/25/2035	1,826	2,474
5.909% due 11/25/2049 •(a)	772	151
6.500% due 06/25/2028	14	15
7.000% due 07/25/2042	4	5
7.500% due 08/25/2021 - 07/25/2022	2	2
8.500% due 01/25/2025 - 04/01/2032	9	9
Freddie Mac
0.323% due 10/15/2032 •	4	4
0.352% due 08/25/2031 •	44	43
0.423% due 12/15/2029 •	6	6
0.523% due 12/15/2031 •	2	2
0.554% due 12/25/2022 ~(a)	31,779	168
0.623% due 04/15/2022 - 08/15/2031 •	6	6
0.636% due 01/25/2034 ~(a)	86,476	4,258
0.929% due 03/25/2034 ~(a)	68,339	5,225
1.125% due 05/15/2023 •	3	3
1.201% due 05/15/2023 •	1	1
1.220% due 10/15/2022 •	1	1
1.316% due 10/25/2044 •	1,587	1,631
1.328% due 02/25/2045 •	10	10
1.516% due 07/25/2044 •	349	360
1.750% due 09/25/2023 •	50	51
1.974% due 09/01/2035 •	4	5
2.000% due 02/01/2035 •	2	2
2.052% due 01/01/2035 •	4	4
2.053% due 02/01/2035 •	5	5
2.112% due 01/01/2035 •	5	5
2.233% due 02/01/2035 •	10	11
2.236% due 07/01/2037 •	6	6
2.253% due 10/01/2034 •	10	11
2.261% due 03/01/2028 •	3	3
2.333% due 04/01/2032 •	64	64
2.348% due 09/01/2028 - 04/01/2033 •	4	5
2.355% due 12/01/2033 - 04/01/2034 •	37	37
2.362% due 11/01/2034 •	8	9
2.375% due 11/01/2034 - 02/01/2035 •	27	29
2.416% due 09/01/2033 •	14	15
2.462% due 01/01/2035 •	5	5
2.465% due 09/01/2035 •	2	2
2.520% due 02/01/2036 •	5	5
2.540% due 03/01/2030 •	3	3
2.579% due 03/01/2032 •	20	20
2.720% due 08/01/2023 •	2	2
3.000% due 09/01/2046 - 03/01/2048	18,394	19,240
3.500% due 07/01/2046 - 02/01/2048	219	234
4.000% due 10/15/2033	27	29
4.339% due 05/01/2026 •	5	5
5.000% due 02/15/2036	143	164
5.500% due 05/15/2036	12	14
5.768% due 08/01/2031 •	15	17
6.500% due 07/25/2043	356	434
7.000% due 06/15/2029	7	8
7.500% due 02/15/2023 - 01/15/2031	4	5
8.000% due 03/15/2023	2	2
Ginnie Mae
0.557% due 02/20/2061 •	282	283
0.857% due 09/20/2063 •	2,948	2,967
2.000% (H15T1Y + 1.500%) due 01/20/2023 ~	1	1
2.000% due 01/20/2027 - 02/20/2030 •	24	25
2.125% (H15T1Y + 1.500%) due 10/20/2026 ~	9	9
2.125% due 12/20/2027 - 10/20/2033 •	17	19
2.250% due 07/20/2029 - 09/20/2033 •	51	52
2.875% due 05/20/2030 - 05/20/2032 •	35	37

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Ginnie Mae, TBA
2.000% due 08/01/2051	3,000	3,050
2.500% due 07/01/2051 - 08/01/2051	9,200	9,507
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 10/01/2046	2,276	2,398
3.500% due 03/01/2040 - 02/01/2050	36,123	38,273
4.000% due 08/01/2038 - 06/01/2050	41,838	44,781
8.500% due 06/01/2022 - 06/01/2030	8	9
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2036	38,500	39,657
2.500% due 07/01/2036 - 09/01/2051	148,700	153,555
3.000% due 08/01/2036 - 09/01/2051	131,200	136,953
3.500% due 07/01/2051 - 08/01/2051	470,700	495,726
4.000% due 07/01/2051 - 08/01/2051	372,800	397,315

Total U.S. Government Agencies (Cost $1,359,187)		1,361,835

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
1.125% due 02/29/2028 (g)	1,674	1,669
2.375% due 05/15/2029 (g)(i)	8,900	9,606

Total U.S. Treasury Obligations (Cost $10,704)		11,275

NON-AGENCY MORTGAGE-BACKED SECURITIES 27.0%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	2,600	2,845
225 Liberty Street Trust 3.597% due 02/10/2036	2,000	2,180
Adjustable Rate Mortgage Trust
0.632% due 11/25/2035 •	390	394
0.652% due 11/25/2035 •	751	744
0.652% due 08/25/2036 •	35,700	17,288
2.595% due 04/25/2035 ~	1	1
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	13,203	12,818
American Home Mortgage Investment Trust 2.179% due 06/25/2045 •	1,182	1,198
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	620	625
AREIT Trust 1.144% due 09/14/2036 •	30,000	30,046
Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	10,500	10,539
1.483% due 10/25/2048 «~	13,801	13,806
1.637% due 10/25/2048 «~	7,000	7,003
Ashford Hospitality Trust
0.973% due 04/15/2035 •	10,224	10,231
1.523% due 06/15/2035 •	3,100	3,105
1.923% due 06/15/2035 •	2,300	2,302
2.823% due 06/15/2035 •	3,200	3,090
BAMLL Commercial Mortgage Securities Trust
1.123% due 04/15/2036 •	3,500	3,496
1.273% due 03/15/2034 •	900	902
Banc of America Alternative Loan Trust 6.000% due 04/25/2037	2,072	2,057
Banc of America Commercial Mortgage Trust 6.016% due 02/10/2051 ~	43,097	44,528
Banc of America Funding Trust
0.222% due 10/26/2036 ~	65,290	61,214
0.473% due 10/20/2036 •	3,556	2,997
0.768% due 04/20/2035 •	487	488
2.815% due 09/20/2046 ^~	1,455	1,441
2.823% due 10/20/2046 ^~	271	247
3.348% due 01/20/2047 ^~	8	8
Banc of America Mortgage Trust
2.371% due 12/25/2033 ~	63	64
2.602% due 11/25/2033 ~	14	14
2.764% due 06/25/2034 ~	161	164
2.926% due 10/25/2035 ^~	304	310
2.960% due 06/25/2035 ~	245	240
Bancorp Commercial Mortgage Trust
1.174% due 09/15/2036 •	335	335
1.273% due 08/15/2032 •	2,138	2,139
1.673% due 08/15/2032 •	7,300	7,311
Barclays Commercial Mortgage Securities Trust
2.123% due 02/15/2033 •	5,420	5,436
3.173% due 02/15/2033 •	35,400	35,616
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	44	38
2.302% due 01/25/2034 ~	34	35
2.337% due 02/25/2036 ^~	88	88
2.523% due 04/25/2034 ~	54	52
2.634% due 05/25/2033 ~	114	107
2.665% due 05/25/2034 ~	54	50
2.690% due 08/25/2035 ~	768	779

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

2.780% due 11/25/2030 ~	29	29
2.786% due 11/25/2034 ~	118	114
2.829% due 02/25/2033 ~	2	2
2.883% due 02/25/2035 ~	145	146
3.156% due 05/25/2047 ^~	348	346
Bear Stearns ALT-A Trust
2.505% due 04/25/2035 ~	36	36
2.578% due 07/25/2035 ~	11,039	9,099
2.596% due 12/25/2033 ~	225	233
2.667% due 01/25/2036 ^~	636	637
2.715% due 08/25/2036 ^~	2,040	1,529
2.730% due 11/25/2035 ^~	1,104	827
2.929% due 02/25/2036 ^~	3,523	2,979
3.389% due 08/25/2036 ^~	1,110	733
Bear Stearns Mortgage Securities, Inc. 2.518% due 06/25/2030 ~	5	5
Bear Stearns Structured Products, Inc. Trust
2.986% due 12/26/2046 ^~	3,464	3,045
3.227% due 01/26/2036 ^~	2,898	2,484
BellaVista Mortgage Trust
0.593% due 05/20/2045 •	2,034	1,497
0.832% due 02/25/2035 •	2,733	2,072
BXMT Ltd. 1.524% due 03/15/2037 •	23,500	23,635
Chase Mortgage Finance Trust 3.000% due 12/25/2035 ^~	761	749
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.742% due 01/25/2035 ~	473	475
Citigroup Commercial Mortgage Trust
0.903% due 12/15/2036 •	9,200	9,205
1.223% due 12/15/2036 •	1,800	1,802
3.098% due 04/10/2049	20,724	21,759
3.209% due 05/10/2049	700	757
Citigroup Global Markets Mortgage Securities, Inc.
0.592% due 05/25/2032 •	24	22
2.587% due 09/25/2033 ~	1	1
8.500% due 05/25/2032	88	73
Citigroup Mortgage Loan Trust
0.592% due 09/25/2036 •	7,049	6,896
0.892% due 08/25/2035 ^•	147	138
2.470% due 05/25/2035 •	6	6
2.520% due 11/25/2035 •	682	687
2.530% due 10/25/2035 •	15	15
2.996% due 08/25/2035 ~	139	144
3.083% due 05/25/2042 ~	820	812
3.228% due 09/25/2059 þ	564	566
Citigroup Mortgage Loan Trust, Inc.
0.422% due 12/25/2034 •	105	110
1.860% due 09/25/2035 •	571	582
CityLine Commercial Mortgage Trust 2.871% due 11/10/2031 ~	800	828
Commercial Mortgage Trust
2.950% due 08/15/2057	1,000	1,077
3.545% due 02/10/2036	3,800	4,121
Community Program Loan Trust 4.500% due 04/01/2029	21	21
Countrywide Alternative Loan Trust
0.273% due 02/20/2047 ^•	1,797	1,409
0.282% due 07/25/2046 •	3,373	3,077
0.288% due 12/20/2046 ^•	8,371	7,328
0.292% due 06/25/2037 •	596	575
0.293% due 07/20/2046 ^•	656	521
0.412% due 07/25/2036 •	898	1,035
0.472% due 09/25/2046 ^•	329	319
0.513% due 03/20/2046 •	299	255
0.592% due 05/25/2035 ^•	208	191
0.592% due 05/25/2035 •	110	93
0.592% due 06/25/2035 •	1,704	1,599
0.632% due 02/25/2036 •	98	85
0.652% due 12/25/2035 •	481	479
0.672% due 11/25/2035 •	933	907
0.712% due 10/25/2035 •	568	484
0.731% due 11/20/2035 •	237	228
0.752% due 10/25/2035 •	3,254	2,630
0.956% due 03/25/2047 ^•	3,253	2,867
1.052% due 07/25/2035 •	1,976	1,975
1.116% due 02/25/2036 •	676	644
1.366% due 11/25/2047 ^•	4,794	4,383
1.496% due 11/25/2047 ^•	8,743	8,046
1.632% due 11/25/2035 •	1,907	1,765
1.894% due 08/25/2035 ~	3,134	3,082
5.500% due 11/25/2035 ^	895	701
5.500% due 03/25/2036 ^	77	50
5.750% due 03/25/2037 ^•	312	245
5.750% due 04/25/2047 ^	423	340
6.250% due 12/25/2033	19	19

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

6.500% due 11/25/2031	62	64
Countrywide Home Loan Mortgage Pass-Through Trust
0.572% due 03/25/2036 •	12,176	11,419
0.672% due 04/25/2035 •	20	19
0.692% due 03/25/2035 •	28	23
0.732% due 03/25/2035 •	1,629	1,565
0.772% due 02/25/2035 •	59	56
0.792% due 02/25/2035 •	490	471
0.872% due 02/25/2035 •	85	79
1.012% due 09/25/2034 •	93	72
2.013% due 06/19/2031 ~	2	2
2.109% due 02/20/2036 ^•	153	154
2.195% due 02/20/2036 ^•	90	80
2.241% due 02/25/2034 ~	30	31
2.538% due 02/19/2034 ~	13	13
2.575% due 04/25/2035 ^~	23	3
2.578% due 02/19/2034 ~	9	10
2.665% due 02/20/2035 ~	85	86
2.905% due 05/19/2033 ~	9	8
2.958% due 08/25/2034 ^~	154	153
2.992% due 08/25/2034 ~	125	125
2.997% due 07/19/2033 ~	52	54
6.000% due 11/25/2037 ^	126	98
Credit Suisse First Boston Mortgage Securities Corp.
0.714% due 03/25/2032 ~	85	82
1.242% due 09/25/2034 ^•	884	974
2.356% due 12/25/2032 ^~	29	27
2.736% due 06/25/2033 ~	198	200
3.093% due 12/25/2033 ~	136	134
5.750% due 04/25/2033	8	8
6.250% due 07/25/2035	229	246
7.000% due 02/25/2033	14	15
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.148% due 07/25/2033 ~	6	6
2.662% due 10/25/2033 ~	82	81
5.500% due 11/25/2035	182	168
Credit Suisse Mortgage Capital Certificates
3.143% due 02/27/2036 ~	4,765	4,051
5.750% due 12/26/2035	247	218
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	241	207
Credit Suisse Mortgage Capital Trust
1.423% due 10/15/2037 •	1,000	1,006
2.257% due 08/15/2037	1,200	1,240
2.750% due 01/25/2060	9,795	9,895
2.750% due 01/25/2060 ~	5,626	6,052
2.980% due 10/27/2059 ~	817	824
3.023% due 12/26/2059 ~	816	822
3.250% due 01/25/2060	7,373	7,622
3.250% due 01/25/2060 ~	3,775	4,110
3.322% due 10/25/2058 ~	414	417
3.494% due 01/25/2060 ~	3,343	3,520
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.272% due 01/25/2047 •	5,494	5,187
Downey Savings & Loan Association Mortgage Loan Trust 1.056% due 04/19/2046 •	425	414
Extended Stay America Trust 1.155% due 07/15/2038 •(b)	46,900	47,149
First Horizon Alternative Mortgage Securities Trust
2.179% due 06/25/2034 ~	1,112	1,136
2.333% due 09/25/2034 ~	587	583
2.510% due 07/25/2035 ~	6,017	5,895
2.933% due 03/25/2035 ~	115	89
GCAT LLC
2.611% due 12/25/2025 þ	1,622	1,632
2.981% due 09/25/2025 þ	598	604
GMAC Mortgage Corp. Loan Trust 2.875% due 05/25/2035 ~	7	7
Grand Avenue Mortgage Loan Trust 3.250% due 08/25/2064	35,146	35,182
GreenPoint Mortgage Funding Trust
0.512% due 04/25/2036 •	183	179
0.552% due 06/25/2045 •	10,584	9,211
GS Mortgage Securities Corp. Trust
1.173% due 07/15/2032 •	5,000	5,006
3.104% due 05/10/2034	15,900	15,579
3.551% due 04/10/2034	7,490	7,575
3.924% due 10/10/2032	13,300	13,596
GS Mortgage Securities Trust 3.621% due 10/10/2035	2,000	2,145
GSMPS Mortgage Loan Trust
0.442% due 09/25/2035 •	20,412	17,554
0.442% due 01/25/2036 •	24,601	20,563
7.000% due 06/25/2043	399	452
8.000% due 09/19/2027 ~	200	200

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

GSR Mortgage Loan Trust
0.442% due 01/25/2034 •	5	5
2.635% due 04/25/2035 ~	400	398
2.756% due 04/25/2035 ~	408	411
2.793% due 09/25/2035 ~	46	46
2.927% due 01/25/2036 ^~	182	186
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
0.298% due 12/19/2036 •	1,157	1,088
0.473% due 02/19/2046 •	278	257
0.533% due 05/19/2035 •	143	138
0.573% due 06/19/2035 •	7,297	7,293
0.573% due 03/19/2036 ^•	200	199
0.793% due 01/19/2035 •	19	17
2.193% due 06/19/2045 ^•	246	143
2.317% due 11/19/2034 ~	7	8
2.655% due 12/19/2035 ^~	8	8
3.173% due 08/19/2034 ~	99	99
Hilton USA Trust
2.828% due 11/05/2035	6,500	6,533
3.719% due 11/05/2038	1,000	1,094
Impac CMB Trust 0.992% due 10/25/2033 •	7	7
Impac Secured Assets Trust
0.492% due 12/25/2036 •	7,943	7,780
0.792% due 05/25/2036 •	16	16
IndyMac Adjustable Rate Mortgage Trust 1.762% due 01/25/2032 ~	3	3
IndyMac Mortgage Loan Trust
0.282% due 09/25/2046 •	470	441
0.332% due 07/25/2036 •	13,880	13,178
0.392% due 06/25/2037 ^•	122	64
0.552% due 07/25/2046 •	9,711	9,898
0.572% due 04/25/2035 •	120	114
0.652% due 03/25/2035 •	29	28
0.732% due 02/25/2035 •	845	822
0.732% due 07/25/2045 •	36	32
0.892% due 11/25/2034 •	2,848	2,778
1.312% due 09/25/2034 •	92	89
2.834% due 06/25/2034 ~(a)	1,804	1,742
2.969% due 06/25/2036 ~	898	897
3.009% due 06/25/2036 ~	1,901	1,528
3.201% due 02/25/2036 ~	4,446	4,168
InTown Hotel Portfolio Trust
1.023% due 01/15/2033 •	4,900	4,915
1.373% due 01/15/2033 •	8,350	8,380
1.573% due 01/15/2033 •	2,900	2,908
2.373% due 01/15/2033 •	8,100	8,143
JP Morgan Alternative Loan Trust
0.372% due 06/25/2037 •	38,493	20,363
0.572% due 07/25/2036 •	21,208	20,069
0.572% due 11/25/2036 •	5,781	5,417
0.590% due 06/27/2037 •	1,712	1,379
2.806% due 10/25/2036 ~	4,199	4,241
10.295% due 06/27/2037 ~	13,981	8,983
JP Morgan Chase Commercial Mortgage Securities Trust
0.923% due 10/15/2032 •	5,168	5,128
1.023% due 02/15/2035 •	5,000	5,016
1.173% due 10/15/2032 •	5,500	5,459
1.330% due 07/05/2033 •	1,600	1,606
1.473% due 10/15/2032 •	3,600	3,522
1.523% due 12/15/2031 •	1,065	1,058
2.213% due 10/15/2032 •	5,540	5,370
2.287% due 03/05/2042	18,200	18,691
2.713% due 08/15/2049	11,200	11,690
3.648% due 12/15/2049 ~	300	332
4.549% due 07/05/2033	23,176	24,409
JP Morgan Mortgage Trust
2.434% due 06/25/2035 ~	70	62
2.618% due 10/25/2035 ^~	41	36
2.777% due 04/25/2035 ~	15	16
2.790% due 07/25/2035 ~	514	515
3.396% due 10/25/2035 ~	90	87
5.000% due 07/25/2036	330	261
JPMDB Commercial Mortgage Securities Trust 3.057% due 11/13/2052	1,000	1,083
LB-UBS Commercial Mortgage Trust 6.272% due 04/15/2041 ~	282	282
Legacy Mortgage Asset Trust
1.892% due 10/25/2066 þ	2,592	2,600
1.991% due 09/25/2060 ~	2,929	2,943
Lehman Mortgage Trust 5.500% due 02/25/2036 ^	256	196
Lehman XS Trust 0.552% due 04/25/2046 ^•	465	488

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Manhattan West Mortgage Trust 2.130% due 09/10/2039	3,400	3,483
MASTR Adjustable Rate Mortgages Trust
0.422% due 12/25/2034 •	321	319
1.192% due 09/25/2037 •	3,500	1,712
2.125% due 12/25/2033 ~	4	4
2.587% due 07/25/2035 ~	11,387	8,045
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.773% due 11/15/2031 •	44	45
Merrill Lynch Mortgage Investors Trust
0.712% due 08/25/2028 •	6	6
0.732% due 10/25/2028 •	53	54
0.812% due 08/25/2035 •	12,000	11,778
0.832% due 03/25/2028 •	8	8
1.991% due 04/25/2035 ~	12	12
2.653% due 11/25/2035 •	5,197	5,248
2.908% due 08/25/2033 ~	61	1
MFA Trust 1.947% due 04/25/2065 ~	1,529	1,537
Mill City Mortgage Loan Trust
1.850% due 11/25/2060 ~	8,550	8,517
2.500% due 11/25/2060 ~	5,358	5,345
Morgan Stanley Capital Trust
1.073% due 05/15/2036 •	5,347	5,326
3.005% due 07/15/2052	8,000	8,362
Morgan Stanley Mortgage Loan Trust
0.352% due 03/25/2036 •	1,308	986
2.515% due 10/25/2034 ~	38	39
Morgan Stanley Resecuritization Trust 0.412% due 06/26/2047 •	15,164	14,158
Motel 6 Trust 2.223% due 08/15/2034 •	757	760
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^	445	458
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	33,101	34,542
3.500% due 12/25/2057 ~	725	754
4.500% due 05/25/2058 ~	676	734
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.754% due 10/25/2034 þ	6,871	7,094
One New York Plaza Trust 1.023% due 01/15/2026 •	9,700	9,776
Pretium Mortgage Credit Partners LLC 2.240% due 09/27/2060 þ	1,597	1,598
RBS Acceptance, Inc. 2.906% due 06/25/2024 ~	4	4
Ready Captial Mortgage Financing LLC 1.092% due 03/25/2034 •	7,454	7,436
Residential Accredit Loans, Inc. Trust
0.302% due 06/25/2037 •	170	166
0.452% due 11/25/2036 •	8,571	6,296
0.472% due 04/25/2046 •	1,506	1,403
0.492% due 10/25/2046 •	11,330	11,157
1.023% due 10/25/2037 ~	1,131	1,091
3.216% due 09/25/2034 ~	5	5
6.000% due 12/25/2035	4,374	4,419
6.500% due 10/25/2036 ^	1,853	1,846
Residential Asset Securitization Trust 0.442% due 10/25/2048	2	2
0.542% due 02/25/2034 •	23	22
0.542% due 04/25/2035 ^•	635	397
6.250% due 08/25/2036	1,950	1,638
6.500% due 04/25/2037 ^	4,334	1,853
Residential Funding Mortgage Securities, Inc. Trust
2.930% due 06/25/2035 ~	46	46
3.291% due 09/25/2035 ~	6,688	5,149
4.754% due 02/25/2036 ^~	48	43
RESIMAC Bastille Trust 1.010% due 09/05/2057 •	1,311	1,315
RiverView HECM Trust 0.580% due 05/25/2047 •	14,649	13,536
SACO, Inc. 7.000% due 08/25/2036	4	4
Sequoia Mortgage Trust
0.553% due 02/20/2035 •	70	70
0.713% due 11/20/2034 •	28	27
0.744% due 05/20/2034 •	294	302
0.793% due 10/19/2026 •	33	33
0.836% due 02/20/2034 •	109	101
0.853% due 10/20/2027 •	5	5
0.893% due 10/20/2027 •	13	13
1.453% due 10/20/2027 •	228	229
1.664% due 06/20/2034 ~	61	61
1.769% due 09/20/2032 ~	24	24
1.797% due 08/20/2034 ~	70	73
1.984% due 01/20/2047 ^~	483	369

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

SG Commercial Mortgage Securities Trust 2.895% due 10/10/2048	3,000	3,144
Structured Adjustable Rate Mortgage Loan Trust
0.827% due 06/25/2034 •	333	322
1.516% due 01/25/2035 ^•	412	385
1.516% due 05/25/2035 ^•	507	429
2.386% due 04/25/2034 ~	36	36
2.537% due 02/25/2034 ~	47	47
3.231% due 02/25/2036 ^~	114	102
Structured Asset Mortgage Investments Trust
0.282% due 09/25/2047 •	1,476	1,416
0.392% due 02/25/2037 •	1,196	1,163
0.632% due 08/25/2035 •	3,402	3,639
0.652% due 02/25/2036 ^•	220	212
0.693% due 07/19/2034 •	483	475
0.712% due 12/25/2035 ^•	2,433	2,354
0.793% due 03/19/2034 •	140	139
0.933% due 10/19/2033 •	56	54
Structured Asset Mortgage Investments, Inc. 6.750% due 05/02/2030 ~	65	3
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^	1,189	842
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.910% due 07/25/2032 ~	2	2
Tharaldson Hotel Portfolio Trust
0.980% due 11/11/2034 •	11,341	11,361
1.330% due 11/11/2034 •	21,467	21,502
1.580% due 11/11/2034 •	10,693	10,708
2.230% due 11/11/2034 •	21,548	21,402
Thornburg Mortgage Securities Trust 2.224% due 09/25/2037 ~	4,200	4,245
UBS Commercial Mortgage Trust
0.923% due 02/15/2032 •	15,996	16,007
4.241% due 06/15/2051 ~	4,570	5,221
Verus Securitization Trust
0.820% due 10/25/2063 ~	5,807	5,809
1.057% due 10/25/2063 ~	157	157
1.262% due 10/25/2063 ~	235	235
VMC Finance LLC 1.182% due 09/15/2036 •	774	774
Wachovia Bank Commercial Mortgage Trust 1.145% due 10/15/2041 ~(a)	74	0
Wachovia Mortgage Loan Trust LLC 2.477% due 10/20/2035 ~	170	125
WaMu Mortgage Pass-Through Certificates Trust
0.462% due 05/25/2034 •	21,982	19,442
0.612% due 11/25/2045 •	2,375	2,341
0.632% due 12/25/2045 •	2,398	2,441
0.672% due 07/25/2045 •	223	220
0.832% due 11/25/2034 •	141	136
0.872% due 10/25/2044 •	345	340
0.932% due 06/25/2044 •	1,829	1,807
0.956% due 11/25/2046 •	13,540	12,723
1.072% due 10/25/2045 •	1,425	1,415
1.092% due 07/25/2044 •	18	19
1.116% due 08/25/2046 •	7,126	7,122
1.516% due 06/25/2042 •	110	109
1.516% due 08/25/2042 •	1,198	1,180
1.717% due 11/25/2041 ~	3	3
1.843% due 08/25/2046 •	4,148	4,069
2.344% due 03/25/2033 ~	91	92
2.558% due 01/25/2033 ~	1,275	1,311
2.577% due 06/25/2034 ~	36	38
2.911% due 08/25/2033 ~	7	7
WaMu Mortgage-Backed Pass-Through Certificates 2.096% due 12/19/2039 ~	171	165
Washington Mutual Mortgage Pass-Through Certificates Trust
0.742% due 10/25/2035 •	476	429
0.946% due 11/25/2046 •	10,315	9,438
2.308% due 12/25/2032 ~	128	131
3.044% due 11/25/2030 ~	17	18
5.750% due 03/25/2033	67	70
Wells Fargo Commercial Mortgage Trust
0.923% due 12/13/2031 •	21,320	21,037
1.173% due 12/13/2031 •	17,700	17,206
1.918% due 12/13/2031 •	1,242	1,173
Wells Fargo Mortgage Loan Trust 3.224% due 09/27/2036 ~	1,139	1,117
Wells Fargo Mortgage-Backed Securities Trust 2.813% due 12/25/2036 ^~	81	81

Total Non-Agency Mortgage-Backed Securities (Cost $1,301,530)		1,325,428

ASSET-BACKED SECURITIES 55.4%
510 Asset-Backed Trust 2.240% due 06/25/2061 «þ	3,000	2,998

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Aames Mortgage Investment Trust 1.007% due 10/25/2035 •	1,900	1,860
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	714	574
Accredited Mortgage Loan Trust
0.352% due 09/25/2036 •	225	222
1.172% due 04/25/2035 •	1,570	1,571
ACE Securities Corp. Home Equity Loan Trust
0.532% due 01/25/2037 •	22,133	7,560
0.532% due 05/25/2037 •	63,099	15,680
1.142% due 12/25/2033 •	322	321
1.142% due 07/25/2034 •	46	46
AFC Home Equity Loan Trust
0.692% due 06/25/2028 •	206	202
0.762% due 04/25/2028 •	11	11
Affirm Asset Securitization Trust 0.880% due 08/15/2025	33,600	33,659
American Credit Acceptance Receivables Trust 3.500% due 04/14/2025	5,925	5,989
American Home Mortgage Investment Trust 0.272% due 08/25/2035 •	5	4
American Money Management Corp. CLO Ltd. 1.166% due 04/14/2029 •	4,800	4,812
AmeriCredit Automobile Receivables Trust 0.600% due 12/18/2023	713	714
Ameriquest Mortgage Securities Trust
0.252% due 10/25/2036 •	10,571	4,747
0.332% due 10/25/2036 •	3,507	1,592
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.962% due 10/25/2035 •	15,670	15,593
1.007% due 01/25/2035 •	793	794
1.142% due 11/25/2034 •	7,513	7,519
1.202% due 03/25/2035 •	6,305	6,323
2.042% due 06/25/2034 •	2,589	2,586
Amortizing Residential Collateral Trust 1.092% due 10/25/2034 •	2,333	2,330
AMSR Trust
1.632% due 07/17/2037	47,000	47,514
2.033% due 07/17/2037	11,000	11,109
Arbor Realty Commercial Real Estate Notes Ltd. 1.223% due 05/15/2037 •	2,900	2,904
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.562% due 01/25/2036 •	30,311	30,119
0.772% due 11/25/2035 •	107	107
0.827% due 10/25/2035 •	888	889
0.857% due 10/25/2035 •	37,500	36,721
1.142% due 11/25/2034 •	568	570
1.217% due 05/25/2034 •	1,231	1,170
Arivo Acceptance Auto Loan Receivables Trust 1.190% due 01/15/2027	11,027	11,052
Asset-Backed Funding Certificates Trust
0.372% due 11/25/2036 •	10,071	7,529
0.772% due 04/25/2033 •	569	554
1.112% due 03/25/2032 •	324	324
Asset-Backed Securities Corp. Home Equity Loan Trust
0.593% due 06/15/2031 •	111	107
0.797% due 11/25/2035 •	35,805	35,700
1.037% due 09/25/2034 •	231	231
1.423% due 04/15/2033 •	32	33
Atlas Senior Loan Fund Ltd. 1.530% due 01/16/2030 •	1,000	1,001
Bear Stearns Asset-Backed Securities Trust
0.342% due 07/25/2036 •	16,012	14,222
0.392% due 07/25/2036 •	4,051	4,045
0.412% due 08/25/2036 •	534	516
0.500% due 09/25/2034 •	51	49
0.642% due 10/25/2036 •	4,128	3,739
0.752% due 10/25/2032 •	14	14
0.782% due 12/25/2035 •	6,137	6,111
0.827% due 09/25/2035 •	419	419
0.892% due 10/27/2032 •	14	14
0.992% due 12/25/2033 •	287	283
1.052% due 04/25/2035 •	509	510
1.092% due 10/25/2037 •	5,397	4,923
1.092% due 11/25/2042 •	93	91
1.142% due 11/25/2035 ^•	1,097	1,079
1.272% due 06/25/2043 •	442	439
1.292% due 10/25/2032 •	44	44
1.342% due 08/25/2037 •	2,943	2,959
1.592% due 11/25/2042 •	57	56
1.742% due 11/25/2042 •	405	423
2.207% due 03/25/2035 •	3,000	2,961
2.993% due 07/25/2036 ~	256	254
5.500% due 01/25/2034 þ	26	26
5.500% due 06/25/2034 þ	288	296
5.500% due 12/25/2035	69	59

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

5.750% due 10/25/2033 þ	187	195
BlueMountain CLO Ltd. 1.120% due 07/18/2027 •	862	863
BNC Mortgage Loan Trust 0.302% due 07/25/2037 •	86,188	82,631
Carlyle Global Market Strategies CLO Ltd. 1.184% due 07/28/2028 •	1,234	1,234
CarMax Auto Owner Trust 0.490% due 06/15/2023	1,057	1,058
Carrington Mortgage Loan Trust 1.210% due 04/17/2031 •	48,800	48,839
Carvana Auto Receivables Trust 2.510% due 04/15/2024	18,000	18,173
Catamaran CLO Ltd. 1.280% due 01/18/2029 •	10,697	10,710
CDC Mortgage Capital Trust
0.712% due 01/25/2033 •	8	8
1.142% due 01/25/2033 •	109	111
Centex Home Equity Loan Trust
0.812% due 06/25/2034 •	345	339
1.127% due 09/25/2034 •	82	83
5.660% due 09/25/2034 þ	666	692
Chase Funding Trust
0.672% due 11/25/2034 •	2	2
0.992% due 05/25/2033 •	3,190	3,115
4.537% due 09/25/2032	1	1
Chesapeake Funding LLC
0.723% due 08/16/2032 •	1,015	1,021
0.870% due 08/16/2032	1,015	1,021
CIT Group Home Equity Loan Trust 1.067% due 12/25/2031 •	177	176
Citigroup Mortgage Loan Trust
0.172% due 01/25/2037 •	140	118
0.232% due 01/25/2037 •	16,043	14,875
0.412% due 09/25/2036 •	12,257	11,255
0.542% due 11/25/2045 •	1,505	1,502
0.612% due 03/25/2036 •	6,173	5,981
Citigroup Mortgage Loan Trust, Inc.
0.362% due 06/25/2037 •	8,198	7,602
1.037% due 08/25/2035 •	15	15
6.050% due 08/25/2035 þ	309	310
6.129% due 08/25/2035 þ	1,714	1,717
College Avenue Student Loans LLC
1.192% due 07/25/2051 •	9,434	9,530
1.292% due 12/26/2047 •	5,925	5,972
1.600% due 07/25/2051	15,817	15,795
3.280% due 12/28/2048	14,212	14,696
4.130% due 12/26/2047	8,085	8,524
Conseco Finance Corp.
6.220% due 03/01/2030	27	27
6.760% due 03/01/2030 ~	2	2
6.870% due 04/01/2030 ~	1	1
Conseco Finance Securitizations Corp. 8.260% due 12/01/2030 ~	22,998	8,838
CoreVest American Finance Trust 1.358% due 08/15/2053	18,356	18,206
Countrywide Asset-Backed Certificates
0.232% due 06/25/2035 •	7,182	6,784
0.242% due 01/25/2037 •	14,369	14,249
0.282% due 11/25/2037 •	336	335
0.312% due 06/25/2047 ^•	18,740	17,992
0.342% due 01/25/2037 •	6,868	6,757
0.462% due 04/25/2036 •	226	226
0.632% due 09/25/2036 •	2,180	2,176
0.677% due 06/25/2036 •	14,975	14,640
0.782% due 04/25/2036 •	6,475	6,339
0.962% due 04/25/2034 •	310	310
0.992% due 05/25/2032 •	166	163
1.052% due 12/25/2035 •	9,500	9,305
1.092% due 09/25/2032 •	178	176
1.142% due 08/25/2035 •	553	553
Countrywide Asset-Backed Certificates Trust
0.232% due 03/25/2047 •	2,827	2,799
0.242% due 09/25/2046 •	12,389	12,245
0.572% due 05/25/2036 •	50,400	48,943
0.592% due 04/25/2046 ^•	10,584	10,328
0.832% due 08/25/2047 •	925	911
0.887% due 02/25/2036 •	2,589	2,589
1.187% due 04/25/2036 ^•	5,500	5,372
5.125% due 12/25/2034 ~	3,095	3,151
6.047% due 05/25/2036 ^þ	308	310
Countrywide Asset-Backed Certificates Trust, Inc.
0.832% due 12/25/2034 •	18	18
0.872% due 11/25/2034 •	338	336
1.067% due 10/25/2034 •	1,664	1,648

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Credit Acceptance Auto Loan Trust
1.370% due 07/16/2029	8,400	8,505
1.930% due 09/17/2029	5,200	5,302
Credit Suisse ABS Trust 2.610% due 10/15/2026	11,275	11,291
Credit Suisse First Boston Mortgage Securities Corp.
0.712% due 01/25/2032 •	7	7
0.952% due 05/25/2044 •	3	3
Credit-Based Asset Servicing & Securitization LLC
0.392% due 05/25/2036 •	6,053	4,947
6.780% due 05/25/2035 þ	276	280
CWHEQ Revolving Home Equity Loan Trust 0.263% due 04/15/2032 •	1,001	994
Drive Auto Receivables Trust 0.830% due 05/15/2024	11,800	11,826
Dryden Senior Loan Fund
1.084% due 10/15/2027 •	31,758	31,752
1.204% due 04/15/2029 •	1,200	1,202
Earnest Student Loan Program LLC 2.680% due 07/25/2035	424	424
ECMC Group Student Loan Trust
1.092% due 01/27/2070 •	12,995	13,199
1.242% due 11/25/2069 •	9,306	9,412
Ellington Loan Acquisition Trust 1.592% due 05/25/2037 •	2,069	2,075
EMC Mortgage Loan Trust 1.592% due 08/25/2040 •	201	203
Encore Credit Receivables Trust
0.782% due 07/25/2035 •	421	415
1.022% due 11/25/2035 •	10,000	10,026
EquiFirst Mortgage Loan Trust 4.250% due 09/25/2033 þ	159	166
Equity One Mortgage Pass-Through Trust 0.772% due 07/25/2034 •	4	4
Exeter Automobile Receivables Trust 3.530% due 11/15/2023	6,339	6,456
First Franklin Mortgage Loan Trust
0.202% due 12/25/2037 •	59,796	57,383
0.212% due 11/25/2036 •	51,193	48,188
0.402% due 11/25/2036 •	25,256	22,852
0.412% due 06/25/2036 •	16,711	16,441
0.767% due 11/25/2035 •	1,900	1,889
0.812% due 12/25/2035 •	509	510
0.842% due 12/25/2035 •	23,487	23,105
1.967% due 07/25/2034 •	2,410	2,458
First NLC Trust
0.232% due 08/25/2037 •	31,001	20,248
0.372% due 08/25/2037 •	1,693	1,128
FirstKey Homes Trust 1.339% due 09/17/2025	3,096	3,100
Flagship Credit Auto Trust 0.700% due 04/15/2025	719	721
Ford Credit Auto Owner Trust 3.190% due 07/15/2031	7,735	8,353
FREED ABS Trust 2.400% due 09/20/2027	553	554
Fremont Home Loan Trust
0.227% due 10/25/2036 •	40,568	37,335
0.232% due 01/25/2037 •	9,903	6,621
0.947% due 07/25/2034 •	4,660	4,569
GLS Auto Receivables Issuer Trust
0.520% due 02/15/2024	722	722
2.580% due 07/17/2023	1,547	1,554
2.720% due 06/17/2024	7,600	7,734
3.060% due 04/17/2023	24	24
GoldentTree Loan Management U.S. CLO Ltd. 1.528% due 01/20/2033 •	2,800	2,808
Greystone Commercial Real Estate Notes Ltd. 1.253% due 09/15/2037 •	1,600	1,601
GSAMP Trust
0.232% due 12/25/2036 •	939	606
0.392% due 10/25/2036 ^•	5,111	118
0.827% due 09/25/2035 ^•	12,544	12,561
0.917% due 03/25/2034 •	729	723
HERA Commercial Mortgage Ltd. 1.133% due 02/18/2038 •	5,200	5,197
Home Equity Asset Trust
0.692% due 11/25/2032 •	1	1
0.887% due 07/25/2034 •	207	206
0.992% due 12/25/2035 •	13,400	13,367
1.007% due 03/25/2035 •	6,572	6,600
1.012% due 02/25/2033 •	1	1
Home Equity Loan Trust 0.282% due 04/25/2037 •	4,323	4,099
Home Equity Mortgage Loan Asset-Backed Trust
0.252% due 07/25/2037 •	99	67

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

0.492% due 03/25/2036 •	2,062	2,058
Home Equity Mortgage Trust 5.800% due 05/25/2036 ^þ	43	42
HSI Asset Loan Obligation Trust 0.152% due 12/25/2036 •	11	4
HSI Asset Securitization Corp. Trust 0.452% due 12/25/2035 •	5,514	5,479
ICG U.S. CLO Ltd. 1.584% due 10/22/2031 •	2,500	2,505
IMC Home Equity Loan Trust 7.310% due 11/20/2028	11	11
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 2.117% due 07/25/2034 •	381	383
IXIS Real Estate Capital Trust
0.192% due 01/25/2037 •	12,246	5,877
0.322% due 01/25/2037 •	44,735	22,697
Jamestown CLO Ltd.
1.410% due 01/17/2027 •	431	432
1.524% due 04/15/2033 •	1,000	1,002
JP Morgan Mortgage Acquisition Corp.
0.722% due 05/25/2035 •	21,779	21,137
1.067% due 12/25/2035 •	5,000	4,894
JP Morgan Mortgage Acquisition Trust
0.202% due 08/25/2036 •	733	587
0.252% due 08/25/2036 •	2	1
KKR CLO Ltd. 1.460% due 07/18/2030 •	1,000	1,001
LA Arena Funding LLC 7.656% due 12/15/2026	213	213
Lehman XS Trust
0.552% due 03/25/2036 •	10,750	10,493
0.572% due 03/25/2037 •	16,984	16,829
LoanCore Issuer Ltd. 1.203% due 05/15/2036 •	2,900	2,901
Long Beach Mortgage Loan Trust
0.242% due 09/25/2036 •	1,549	1,142
0.252% due 11/25/2036 •	3,193	1,402
0.392% due 05/25/2036 •	16,394	11,224
0.452% due 05/25/2046 •	19,295	8,701
0.712% due 08/25/2033 •	289	285
0.947% due 07/25/2034 •	137	136
1.142% due 10/25/2034 •	55	55
1.142% due 06/25/2035 •	150	151
1.517% due 03/25/2032 •	105	105
Marathon CLO Ltd. 1.334% due 04/15/2029 •	7,400	7,411
Massachusetts Educational Financing Authority 1.126% due 04/25/2038 •	291	292
MASTR Asset-Backed Securities Trust
0.352% due 08/25/2036 •	13,651	9,031
0.842% due 12/25/2034 ^•	391	385
0.917% due 10/25/2034 •	659	652
MASTR Specialized Loan Trust 0.942% due 05/25/2037 •	262	36
Merrill Lynch First Franklin Mortgage Loan Trust 1.592% due 10/25/2037 •	197	200
Merrill Lynch Mortgage Investors Trust
0.212% due 10/25/2037 ^•	308	134
0.252% due 09/25/2037 •	96	55
0.272% due 06/25/2037 •	703	268
MF1 Ltd. 1.824% due 11/15/2035 •	3,500	3,532
MFA Trust 2.363% due 03/25/2060 þ	3,181	3,185
Mid-State Capital Corp. Trust 6.005% due 08/15/2037	914	967
MKS CLO Ltd. 1.188% due 07/20/2030 •	4,400	4,400
Morgan Stanley ABS Capital, Inc. Trust
0.152% due 05/25/2037 •	103	94
0.192% due 11/25/2036 •	9,080	5,699
0.222% due 01/25/2037 •	62,268	32,657
0.392% due 06/25/2036 •	616	560
0.432% due 03/25/2037 •	23,229	13,010
0.572% due 06/25/2036 •	7,758	7,128
0.587% due 03/25/2036 •	19,059	19,127
0.752% due 11/25/2035 •	2,300	2,258
2.092% due 07/25/2037 ^•	281	327
2.492% due 08/25/2034 •	99	99
Morgan Stanley Capital, Inc. Trust
0.632% due 03/25/2036 •	7,271	6,573
0.647% due 01/25/2036 •	7,117	6,204
Morgan Stanley Dean Witter Capital, Inc. Trust
1.442% due 02/25/2033 •	55	56
2.567% due 01/25/2032 •	140	155

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Morgan Stanley Mortgage Loan Trust
0.412% due 11/25/2036 •	622	129
0.612% due 10/25/2036 •	1,416	618
Mountain View CLO LLC 1.274% due 10/16/2029 •	1,000	1,000
Mountain View CLO Ltd. 1.298% due 04/15/2029 •	5,300	5,307
Nassau Ltd. 2.338% due 07/20/2029 •	1,000	1,001
Nationstar Home Equity Loan Trust 0.372% due 03/25/2037 •	5,632	5,306
Navient Private Education Loan Trust
1.073% due 04/15/2069 •	3,104	3,128
1.330% due 04/15/2069	862	861
2.650% due 12/15/2028	1,916	1,951
2.740% due 02/15/2029	448	455
3.910% due 12/15/2045	4,282	4,523
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	3,873	3,902
1.690% due 05/15/2069	2,087	2,122
Navient Student Loan Trust
0.472% due 03/25/2067 •	12,331	12,333
1.142% due 12/27/2066 •	9,922	10,099
Nelnet Student Loan Trust
0.892% due 09/25/2065 •	16,628	16,624
0.992% due 06/27/2067 •	34,651	35,205
New Century Home Equity Loan Trust
0.272% due 05/25/2036 •	180	176
0.767% due 02/25/2036 •	8,978	8,734
Newcastle Mortgage Securities Trust 0.677% due 03/25/2036 •	17,853	17,766
Nomura Asset Acceptance Corp. Alternative Loan Trust 0.712% due 01/25/2036 •	13	109
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.422% due 03/25/2036 •	7,620	7,353
North Carolina State Education Assistance Authority 0.976% due 07/25/2036 •	4,400	4,409
NovaStar Mortgage Funding Trust
0.192% due 03/25/2037 •	12	6
0.827% due 01/25/2036 •	25,000	24,260
0.872% due 05/25/2033 •	1	1
Oaktree CLO 1.450% due 05/13/2029 •	9,735	9,750
Ocean Trails CLO 0.984% due 07/15/2028 •	4,497	4,494
OCP CLO Ltd. 0.996% due 10/26/2027 •	3,228	3,228
OHA Credit Funding Ltd. 1.508% due 07/20/2032 •	1,000	1,001
OneMain Financial Issuance Trust 3.300% due 03/14/2029	711	713
Option One Mortgage Loan Trust
0.872% due 02/25/2035 •	576	574
0.887% due 05/25/2034 •	13	13
Option One Mortgage Loan Trust Asset-Backed Certificates 0.593% due 08/20/2030 •	2	2
OZLM Funding Ltd. 1.154% due 07/22/2029 •	5,700	5,700
OZLM Ltd. 1.186% due 05/16/2030 •	8,900	8,898
Palmer Square Loan Funding Ltd.
0.955% due 02/20/2028 •	1,337	1,337
1.005% due 08/20/2027 •	1,098	1,099
1.038% due 01/20/2027 •	525	525
1.076% due 10/24/2027 •	3,918	3,921
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.827% due 03/25/2035 •	78	79
1.067% due 10/25/2034 •	47	47
1.142% due 10/25/2034 •	11,119	11,122
Popular ABS Mortgage Pass-Through Trust 3.450% due 01/25/2036 ^þ	208	199
RAAC Trust
0.602% due 02/25/2036 •	2,628	2,618
1.292% due 09/25/2047 •	1,255	1,259
3.842% due 12/25/2035 •	1,447	1,483
Renaissance Home Equity Loan Trust
1.192% due 09/25/2037 •	643	328
1.292% due 08/25/2032 •	689	690
1.332% due 03/25/2033 •	11	11
4.934% due 08/25/2035 þ	56	58
Residential Asset Mortgage Products Trust
0.632% due 02/25/2036 •	13,559	13,085
0.692% due 02/25/2036 •	4,438	4,401
0.692% due 05/25/2036 ^•	16,999	16,333
0.872% due 09/25/2035 •	2,450	2,374

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Residential Asset Securities Corp. Trust
0.242% due 01/25/2037 •	1,580	1,570
0.342% due 04/25/2037 •	2,844	2,838
0.352% due 07/25/2036 •	5,094	5,072
0.362% due 05/25/2037 •	358	358
0.672% due 06/25/2033 •	656	613
0.737% due 03/25/2035 •	590	587
0.737% due 01/25/2036 •	15,400	14,184
2.012% due 07/25/2035 •	1,645	1,639
RR Ltd. 1.534% due 01/15/2033 •	6,800	6,822
SACO Trust
0.452% due 05/25/2036 •	241	236
0.612% due 06/25/2036 ^•	36	35
SACO, Inc. 0.842% due 07/25/2035 •	53	49
Salomon Mortgage Loan Trust 0.992% due 11/25/2033 •	156	156
Santander Drive Auto Receivables Trust
0.423% due 05/15/2023 •	80	80
0.620% due 05/15/2023	80	80
0.670% due 04/15/2024	1,000	1,001
2.280% due 09/15/2023	6,192	6,202
Saxon Asset Securities Trust
0.332% due 05/25/2047 •	4,396	3,816
0.402% due 09/25/2037 •	1,383	1,362
0.632% due 03/25/2035 •	685	662
0.962% due 08/25/2035 •	4,893	4,880
1.842% due 12/25/2037 •	13,134	13,214
Sculptor CLO Ltd. 1.410% due 01/15/2031 •	5,400	5,401
Securitized Asset-Backed Receivables LLC Trust
0.142% due 10/25/2036 ^•	810	368
0.242% due 12/25/2036 •	23,328	16,615
SG Mortgage Securities Trust 0.352% due 07/25/2036 •	55,453	31,214
Shenton Aircraft Investment Ltd. 4.750% due 10/15/2042	9,872	9,602
SLC Student Loan Trust 1.019% due 9/15/2021	3,716	3,659
1.022% due 11/25/2042 •	1,701	1,712
SLM Student Loan Trust
0.286% due 01/27/2025 •	550	550
1.076% due 07/25/2023 •	11,111	11,024
1.319% due 12/15/2033 •	21,670	21,723
1.676% due 04/25/2023 •	14,390	14,483
1.876% due 07/25/2023 •	7,731	7,811
SMB Private Education Loan Trust
0.392% due 09/15/2054 •	735	735
0.942% due 09/15/2054 •	13,800	13,947
1.473% due 07/15/2027 •	435	437
1.600% due 09/15/2054	32,583	32,945
2.490% due 06/15/2027	2,046	2,062
2.880% due 09/15/2034	1,883	1,939
SoFi Professional Loan Program LLC
2.130% due 11/16/2048	107	107
2.370% due 11/16/2048	38,331	39,150
2.630% due 07/25/2040	15,210	15,442
2.740% due 05/25/2040	10,931	11,102
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	2,494	2,532
Sound Point CLO Ltd.
1.073% due 01/23/2029 •	1,250	1,250
1.156% due 07/25/2030 •	23,400	23,393
1.163% due 01/23/2029 •	5,711	5,718
1.238% due 10/20/2028 •	26,910	26,945
1.308% due 01/21/2031 •	7,000	7,004
Soundview Home Loan Trust
0.172% due 06/25/2037 •	4,471	3,613
0.262% due 07/25/2037 •	37,831	35,258
0.262% due 08/25/2037 •	29,886	27,763
0.342% due 08/25/2037 •	3,000	2,750
0.992% due 10/25/2037 •	84,067	74,231
1.092% due 09/25/2037 •	2,233	1,803
1.392% due 11/25/2033 •	25	25
South Carolina Student Loan Corp. 1.135% due 09/03/2024 •	153	154
SP-Static CLO Ltd. 1.584% due 07/22/2028 •	1,352	1,354
Specialty Underwriting & Residential Finance Trust
0.372% due 06/25/2037 •	12,066	11,587
0.392% due 06/25/2037 •	21,903	15,918
0.992% due 06/25/2036 •	16,022	15,828
Springleaf Funding Trust 2.680% due 07/15/2030	10,519	10,543

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ	684	688
Steele Creek CLO Ltd. 1.049% due 05/21/2029 •	10,000	10,000
Structured Asset Investment Loan Trust
0.857% due 08/25/2035 •	1,286	1,273
1.067% due 09/25/2034 •	59	58
1.367% due 12/25/2034 •	813	828
1.517% due 04/25/2034 •	4	4
Structured Asset Securities Corp. Mortgage Loan Trust
0.252% due 01/25/2037 •	8,299	8,162
1.217% due 04/25/2035 •	1,606	1,606
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.375% due 08/25/2031	23	23
TCW CLO AMR Ltd. 1.130% due 02/15/2029 •	1,233	1,233
TICP CLO Ltd. 1.006% due 04/26/2028 •	4,608	4,606
Towd Point Mortgage Trust
1.092% due 10/25/2059 •	825	832
1.636% due 04/25/2060 ~	65,208	65,879
1.792% due 10/25/2059 •	11,615	11,876
2.710% due 01/25/2060 ~	62,912	64,749
2.900% due 10/25/2059 ~	21,348	22,127
3.000% due 11/25/2058 ~	3,269	3,331
Tricon American Homes
1.499% due 07/17/2038	26,476	26,478
2.049% due 07/17/2038	5,280	5,345
2.249% due 07/17/2038	3,300	3,348
Tricon American Homes Trust
2.716% due 09/17/2034	11,357	11,402
2.916% due 09/17/2034	8,700	8,734
3.215% due 09/17/2034	1,200	1,205
TruPS Financials Note Securitization Ltd. 1.705% due 09/20/2039 •	23,448	22,627
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	155	146
Upstart Securitization Trust
2.684% due 01/21/2030	174	175
2.897% due 09/20/2029	35	35
Utah State Board of Regents 0.842% due 01/25/2057 •	8,461	8,419
Venture CLO Ltd.
0.000% due 09/07/2030 •	10,900	10,890
1.064% due 07/15/2027 •	7,129	7,138
1.088% due 10/20/2028 •	6,878	6,880
1.208% due 04/20/2029 •	4,372	4,370
1.238% due 07/20/2030 •	9,700	9,693
1.244% due 07/15/2031 •	2,000	2,000
1.288% due 01/20/2029 •	14,300	14,311
Voya CLO Ltd. 1.143% due 07/23/2027 •	7,586	7,590
Washington Mutual Asset-Backed Certificates Trust 0.152% due 10/25/2036 •	90	46
Wellfleet CLO Ltd. 1.078% due 04/20/2029 •	11,700	11,684
Wells Fargo Home Equity Asset-Backed Securities Trust
0.437% due 01/25/2037 •	7,275	7,044
1.667% due 02/25/2035 •	3,500	3,530
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 1.037% due 04/25/2034 •	55	54
Westlake Automobile Receivables Trust 0.930% due 02/15/2024	20,861	20,916

Total Asset-Backed Securities (Cost $2,676,414)		2,720,149

SHORT-TERM INSTRUMENTS 0.2%
U.S. TREASURY BILLS 0.1%
0.014% due 07/06/2021 (c)(d)	4,772	4,772

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.035% due 09/07/2021 (c)(d)(g)(i)	4,778	4,778

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Total Short-Term Instruments (Cost $9,550)		9,550

Total Investments in Securities (Cost $5,382,990)		5,453,893

	SHARES
INVESTMENTS IN AFFILIATES 15.2%
SHORT-TERM INSTRUMENTS 15.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.2%
PIMCO Short-Term Floating NAV Portfolio III	75,537,611	744,876

Total Short-Term Instruments (Cost $744,225)		744,876

Total Investments in Affiliates (Cost $744,225)		744,876

Total Investments 126.2% (Cost $6,127,215)		$6,198,769
Financial Derivative Instruments (f)(h) 0.1%(Cost or Premiums, net $(35,150))		4,333
Other Assets and Liabilities, net (26.3)%		(1,291,631)

Net Assets 100.0%		$4,911,471

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2051	$1,900	$(1,915)	$(1,915)

Total Short Sales 0.0%	$(1,915)	$(1,915)

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2021	809	$178,239	$(292)	$19	$0
U.S. Treasury 30-Year Bond September Futures	09/2021	488	78,446	2,377	320	0

$2,085	$339	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2021	172	$(21,230)	$50	$0	$(11)
U.S. Treasury 10-Year Note September Futures	09/2021	2,270	(300,775)	(1,856)	0	(532)

$(1,806)	$0	$(543)

Total Futures Contracts	$279	$339	$(543)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	3-Month USD-LIBOR	1.500%	Semi-Annual	12/18/2021	$4,900	$18	$(52)	$(34)	$0	$0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	37,900	443	(758)	(315)	0	(2)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023	42,500	434	(1,871)	(1,437)	0	(4)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026	10,100	(14)	9	(5)	0	(7)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	275,900	(7,394)	1,252	(6,142)	174	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	176,400	(6,234)	(11,556)	(17,790)	0	(113)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	40,500	2,399	(3,974)	(1,575)	0	(32)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	64,900	3,696	(6,269)	(2,573)	0	(52)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	13,600	1,178	(1,512)	(334)	0	(11)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	125,534	(6,977)	882	(6,095)	150	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	14,800	(25)	(775)	(800)	0	(33)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	11,800	367	(516)	(149)	0	(26)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	49,400	(587)	(1,388)	(1,975)	0	(111)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	28,600	(505)	(1,221)	(1,726)	0	(67)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	14,100	(13)	(820)	(833)	0	(33)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	320,180	13,563	(9,930)	3,633	0	(768)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	9,102	40	303	343	0	(23)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	315,622	(30,356)	9,421	(20,935)	839	0
Pay	3-Month USD-LIBOR	1.524	Semi-Annual	01/19/2051	23,500	(187)	(1,173)	(1,360)	138	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	65,800	13,168	(5,012)	8,156	0	(447)
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051	22,900	(172)	(828)	(1,000)	0	(153)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051	69,000	(522)	(2,509)	(3,031)	0	(462)

Total Swap Agreements	$(17,680)	$(38,297)	$(55,977)	$1,301	$(2,344)

(g)	Securities with an aggregate market value of $11,069 and cash of $11,452 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	2,500	$14	$1
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.156	08/05/2021	1,500	14	5
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	1,500	14	6
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.234	08/05/2021	2,500	14	9
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.641	07/07/2021	1,500	8	0

Total Purchased Options	$64	$21

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.298%	08/11/2021	4,000	$(15)	$(11)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.698	08/11/2021	4,000	(15)	(10)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.405	09/02/2021	10,100	(50)	(76)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.905	09/02/2021	10,100	(50)	(18)
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.686	08/11/2021	1,500	(15)	(20)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.086	08/11/2021	1,500	(15)	(6)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	1,800	(14)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.776	07/07/2021	1,100	(8)	0

$(182)	$(141)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	3,000	$(13)	$(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.297	08/05/2021	2,500	(9)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.797	08/05/2021	2,500	(8)	(3)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	1,500	(8)	(2)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	1,900	(6)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	2,000	(12)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	2,000	(9)	(11)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	5,500	(18)	(9)
	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	5,000	(17)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	3,000	(19)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	3,000	(19)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.313	09/07/2021	1,500	(5)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.047	07/07/2021	1,000	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	104.047	07/07/2021	1,000	(2)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	1,900	(7)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	5,000	(16)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	1,900	(4)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.141	08/05/2021	1,500	(3)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	1,500	(5)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	1,500	(5)	(4)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.375	07/07/2021	1,000	(4)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.547	07/07/2021	1,500	(6)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.609	07/07/2021	4,000	(17)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.672	07/07/2021	1,500	(6)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	100.219	07/07/2021	1,000	(6)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.203	07/07/2021	4,000	(15)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.219	07/07/2021	1,000	(5)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	1,000	(5)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.375	07/07/2021	1,000	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.422	07/07/2021	1,000	(4)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.547	07/07/2021	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.641	07/07/2021	2,800	(9)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.645	07/07/2021	2,800	(9)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.766	07/07/2021	1,000	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	3,000	(19)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.188	08/05/2021	1,500	(5)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	5,000	(21)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.688	08/05/2021	2,500	(8)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.938	08/05/2021	1,000	(3)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.188	08/05/2021	1,500	(2)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.406	08/05/2021	5,000	(11)	(13)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.281	09/07/2021	2,250	(11)	(9)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.281	09/07/2021	4,000	(11)	(17)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.297	09/07/2021	1,800	(6)	(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.328	09/07/2021	2,000	(6)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.164	07/07/2021	1,500	(6)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.211	07/07/2021	1,800	(7)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.375	07/07/2021	1,500	(5)	0

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		101.703	08/05/2021		1,500	(3)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		101.801	08/05/2021		1,000	(4)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		102.078	08/05/2021		1,000	(4)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		102.102	08/05/2021		1,000	(4)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		102.344	08/05/2021		1,500	(5)		(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		102.586	08/05/2021		1,000	(3)		(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		103.609	08/05/2021		2,500	(8)		(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051		101.844	09/07/2021		900	(3)		(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051		103.844	09/07/2021		900	(1)		(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051		104.258	08/05/2021		1,000	(3)		(2)

							$(440)		$(209)

Total Written Options							$(622)		$(350)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)
								Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Long Beach Mortgage Loan Trust 7.654% due 07/25/2033	6.250%	Monthly	07/25/2033	$78	$0	$18	$18	$0
GST	Structured Asset Investment Loan Trust 4.354% due 11/25/2034	1.950	Monthly	11/25/2034	0	0	0	0	0

						$0	$18	$18	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$13,590	$(3,128)	$2,699	$0	$(429)
DUB	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	120	(48)	19	0	(29)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	30,000	(286)	594	308	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	22,564	(516)	605	89	0
FBF	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	1,280	(1,085)	874	0	(211)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	4,000	(28)	65	37	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	105,850	(2,203)	3,304	1,101	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	33,800	0	219	219	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	167	1	0	1	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,650	(71)	88	17	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	81,789	(5,070)	5,959	889	0
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	114	41	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	20,892	(453)	536	83	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	71,400	(3,276)	4,001	725	0
MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	13,500	(38)	161	123	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	4,680	(102)	121	19	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	3,046	(106)	129	23	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	61,500	(588)	1,227	639	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	55,100	197	369	566	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	131,000	(339)	1,533	1,194	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	75,000	300	186	486	0

						$(16,912)	$22,803	$6,560	$(669)

Total Swap Agreements						$(16,912)	$22,821	$6,578	$(669)

(i)

Securities with an aggregate market value of $964 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)					Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$20,100	$0	$20,100
Industrials	0	5,210	0	5,210
Municipal Bonds & Notes
Texas	0	346	0	346
U.S. Government Agencies	0	1,361,835	0	1,361,835
U.S. Treasury Obligations	0	11,275	0	11,275
Non-Agency Mortgage-Backed Securities	0	1,304,619	20,809	1,325,428
Asset-Backed Securities	0	2,717,151	2,998	2,720,149
Short-Term Instruments
U.S. Treasury Bills	0	4,772	0	4,772
U.S. Treasury Cash Management Bills	0	4,778	0	4,778

	$0	$5,430,086	$23,807	$5,453,893
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$744,876	$0	$0	$744,876

Total Investments	$744,876	$5,430,086	$23,807	$6,198,769

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,915)	$0	$(1,915)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,640	0	1,640
Over the counter	0	6,599	0	6,599

	$0	$8,239	$0	$8,239
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,887)	0	(2,887)
Over the counter	0	(1,019)	0	(1,019)

	$0	$(3,906)	$0	$(3,906)

Total Financial Derivative Instruments	$0	$4,333	$0	$4,333

Totals	$744,876	$5,432,504	$23,807	$6,201,187

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 76.3% ¤
CORPORATE BONDS & NOTES 5.6%
BANKING & FINANCE 3.3%
AerCap Ireland Capital DAC 4.125% due 07/03/2023		$804	$853
American Tower Corp.
1.000% due 01/15/2032	EUR	496	591
3.800% due 08/15/2029		$836	932
Aviation Capital Group LLC
2.875% due 01/20/2022		48	49
4.125% due 08/01/2025		1,200	1,298
4.375% due 01/30/2024		12	13
5.500% due 12/15/2024		1,060	1,199
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	399
4.250% due 04/15/2026		700	759
5.125% due 10/01/2023		1,743	1,885
5.500% due 01/15/2023		7	7
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(h)(i)	EUR	200	257
Bank of America Corp. 3.974% due 02/07/2030 •		$143	162
Bank of Ireland Group PLC 7.500% due 05/19/2025 •(h)(i)	EUR	300	421
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$282	308
Barclays PLC
1.536% (US0003M + 1.380%) due 05/16/2024 ~		924	941
7.125% due 06/15/2025 •(h)(i)	GBP	1,448	2,293
7.250% due 03/15/2023 •(h)(i)		1,300	1,945
7.750% due 09/15/2023 •(h)(i)		$600	661
7.875% due 03/15/2022 •(h)(i)		3,200	3,342
7.875% due 09/15/2022 •(h)(i)	GBP	800	1,189
BNP Paribas S.A. 1.323% due 01/13/2027 •		$3,500	3,460
CIT Group, Inc. 5.000% due 08/15/2022		50	52
Credit Suisse Group AG
3.091% due 05/14/2032 •		1,700	1,755
4.194% due 04/01/2031 •		250	281
5.250% due 02/11/2027 •(h)(i)		2,400	2,544
6.250% due 12/18/2024 •(h)(i)		1,700	1,866
6.375% due 08/21/2026 •(h)(i)		506	564
7.125% due 07/29/2022 •(h)(i)		600	627
7.250% due 09/12/2025 •(h)(i)		200	226
7.500% due 07/17/2023 •(h)(i)		800	872
7.500% due 12/11/2023 •(h)(i)		1,600	1,779

Crown Castle International Corp. 4.300% due 02/15/2029		351	404
Deutsche Bank AG
1.369% (US0003M + 1.230%) due 02/27/2023 ~		2,766	2,795
1.375% due 09/03/2026 •	EUR	1,900	2,336
1.625% due 01/20/2027		3,600	4,491
1.750% due 01/17/2028		300	377
1.750% due 11/19/2030 •		1,700	2,132
2.129% due 11/24/2026 •(j)		$4,400	4,468
3.035% due 05/28/2032 •(j)		3,100	3,159
3.547% due 09/18/2031 •		4,283	4,564
3.961% due 11/26/2025 •		1,993	2,156
4.250% due 10/14/2021		3,591	3,630
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		43	43
Equinix, Inc. 1.550% due 03/15/2028		222	218
Equitable Holdings, Inc. 4.350% due 04/20/2028		892	1,024
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	797	1,040
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •		711	839
1.256% (US0003M + 1.080%) due 08/03/2022 ~		$244	243
3.087% due 01/09/2023		637	651

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

3.219% due 01/09/2022		600	607
3.350% due 11/01/2022		200	205
3.375% due 11/13/2025		1,300	1,350
3.550% due 10/07/2022		216	222
3.813% due 10/12/2021		200	202
4.063% due 11/01/2024		400	426
4.140% due 02/15/2023		200	208
5.125% due 06/16/2025		1,000	1,103
5.584% due 03/18/2024		200	219
General Motors Financial Co., Inc.
1.184% (US0003M + 0.990%) due 01/05/2023 ~		6	6
1.275% (US0003M + 1.100%) due 11/06/2021 ~		67	67
1.457% (US0003M + 1.310%) due 06/30/2022 ~		28	28
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		143	163
GSPA Monetization Trust 6.422% due 10/09/2029		225	244
Healthcare Realty Trust, Inc. 2.400% due 03/15/2030		241	243
HSBC Holdings PLC
2.357% due 08/18/2031 •		431	432
3.000% due 05/29/2030 •	GBP	505	755
4.000% due 03/09/2026 •(h)(i)		$1,500	1,528
4.950% due 03/31/2030		200	242
ING Groep NV
5.750% due 11/16/2026 •(h)(i)		500	554
6.875% due 04/16/2022 •(h)(i)		200	208
International Lease Finance Corp. 5.875% due 08/15/2022		34	36
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(h)(i)	EUR	1,650	2,400
JPMorgan Chase & Co. 2.182% due 06/01/2028 •		$862	883
Lloyds Banking Group PLC
4.550% due 08/16/2028		266	310
7.500% due 09/27/2025 •(h)(i)		1,515	1,776
7.625% due 06/27/2023 •(h)(i)	GBP	358	543
7.875% due 06/27/2029 •(h)(i)		600	1,061
Nationwide Building Society 4.363% due 08/01/2024 •		$462	496
Natwest Group PLC
1.626% (US0003M + 1.470%) due 05/15/2023 ~		222	224
1.697% (US0003M + 1.550%) due 06/25/2024 ~		882	902
4.269% due 03/22/2025 •		378	410
4.519% due 06/25/2024 •		388	417
4.892% due 05/18/2029 •		1,813	2,126
5.076% due 01/27/2030 •		222	264
8.000% due 08/10/2025 •(h)(i)		258	306
8.625% due 08/15/2021 •(h)(i)		1,145	1,156
Navient Corp. 7.250% due 01/25/2022		56	58
Nissan Motor Acceptance Corp.
0.836% due 09/28/2022 •		111	111
1.900% due 09/14/2021		156	156
2.600% due 09/28/2022		309	316
2.650% due 07/13/2022		608	618
2.750% due 03/09/2028		5,300	5,354
3.650% due 09/21/2021		107	108
Nomura Holdings, Inc.
1.851% due 07/16/2025		345	353
2.679% due 07/16/2030		409	416
OneMain Finance Corp.
5.625% due 03/15/2023		66	71
6.125% due 05/15/2022		57	59
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		12	13
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,500	1,554
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		562	615
SL Green Realty Corp. 4.500% due 12/01/2022		416	433
Standard Chartered PLC
1.456% due 01/14/2027 •		3,800	3,770
7.500% due 04/02/2022 •(h)(i)		400	418
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		991	997
UBS AG
5.125% due 05/15/2024 (i)		2,855	3,154
7.625% due 08/17/2022 (i)		1,199	1,290
UBS Group AG 4.375% due 02/10/2031 •(h)(i)		1,600	1,639
UniCredit SpA 6.572% due 01/14/2022		1,177	1,214
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	2,100	2,687

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

2.393% due 06/02/2028 •		$5,646	5,859
2.879% due 10/30/2030 •		1,600	1,696
3.000% due 04/22/2026		67	72
Weyerhaeuser Co. 4.000% due 04/15/2030		354	403
WP Carey, Inc. 4.250% due 10/01/2026		55	62
WPC Eurobond BV 2.250% due 04/09/2026	EUR	2,208	2,844

			126,762

INDUSTRIALS 1.7%
Aker BP ASA 2.875% due 01/15/2026		$450	474
AP Moller - Maersk A/S 3.750% due 09/22/2024		55	59
Baidu, Inc. 3.075% due 04/07/2025		289	306
BAT Capital Corp. 3.222% due 08/15/2024		86	91
BAT International Finance PLC 3.950% due 06/15/2025		152	166
Boeing Co.
2.750% due 02/01/2026		800	836
3.250% due 02/01/2035		500	507
Broadcom, Inc.
2.450% due 02/15/2031		1,500	1,475
3.419% due 04/15/2033		200	210
3.469% due 04/15/2034		600	635
3.500% due 02/15/2041		800	819
3.750% due 02/15/2051		300	314
4.150% due 11/15/2030		700	786
Canadian Pacific Railway Co. 4.500% due 01/15/2022		43	44
CCO Holdings LLC 4.500% due 06/01/2033		900	922
Centene Corp. 4.625% due 12/15/2029		55	61
Charter Communications Operating LLC
1.826% (US0003M + 1.650%) due 02/01/2024 ~		1,032	1,061
3.900% due 06/01/2052		4,000	4,085
4.908% due 07/23/2025		789	894
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		900	984
CVS Health Corp.
3.625% due 04/01/2027		18	20
3.750% due 04/01/2030		86	96
4.125% due 04/01/2040		18	21
4.250% due 04/01/2050		196	233
CVS Pass-Through Trust 6.943% due 01/10/2030		37	45
DAE Funding LLC
1.625% due 02/15/2024		2,100	2,134
2.625% due 03/20/2025		900	918
3.375% due 03/20/2028		900	923
4.500% due 08/01/2022		500	502
5.250% due 11/15/2021		22	22
Dell International LLC
4.900% due 10/01/2026		22	25
5.300% due 10/01/2029		65	79
5.850% due 07/15/2025		822	965
Delta Air Lines, Inc. 4.500% due 10/20/2025		182	196
Energy Transfer LP
4.250% due 03/15/2023		107	112
5.000% due 10/01/2022		22	23
Equinor ASA
3.125% due 04/06/2030		18	20
3.700% due 04/06/2050		18	21
Expedia Group, Inc.
2.950% due 03/15/2031		700	711
4.625% due 08/01/2027		400	453
6.250% due 05/01/2025		1,823	2,122
Fairstone Financial, Inc. 7.875% due 07/15/2024		482	504
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (d)	EUR	1,481	1,786
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)		$567	596
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)		288	315
Imperial Brands Finance PLC
3.125% due 07/26/2024		330	348
3.500% due 07/26/2026		1,527	1,637
3.875% due 07/26/2029		345	375

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

INEOS Finance PLC 2.125% due 11/15/2025	EUR	1,945	2,312
Kraft Heinz Foods Co.
5.000% due 07/15/2035		$30	37
5.200% due 07/15/2045		38	47
Micron Technology, Inc.
4.185% due 02/15/2027		36	41
5.327% due 02/06/2029		187	226
MPLX LP 2.650% due 08/15/2030		1,100	1,111
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		570	595
3.522% due 09/17/2025		1,856	1,983
4.345% due 09/17/2027		5,781	6,360
4.810% due 09/17/2030		900	1,017
Oracle Corp.
3.600% due 04/01/2040		18	19
3.850% due 04/01/2060		1,138	1,211
3.950% due 03/25/2051 (j)		3,700	4,043
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030		900	920
Rolls-Royce PLC
1.625% due 05/09/2028	EUR	400	443
4.625% due 02/16/2026		100	130
Sands China Ltd.
4.375% due 06/18/2030		$500	542
5.125% due 08/08/2025		1,039	1,164
5.400% due 08/08/2028		1,254	1,457
Saudi Arabian Oil Co. 3.250% due 11/24/2050		1,200	1,169
Southern Co. 3.700% due 04/30/2030		123	136
T-Mobile USA, Inc.
2.250% due 02/15/2026		1,900	1,917
2.875% due 02/15/2031		1,800	1,789
3.375% due 04/15/2029		1,300	1,345
3.500% due 04/15/2031		2,000	2,072
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050		658	667
3.375% due 07/09/2060		658	677
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		147	159
Wynn Macau Ltd. 5.625% due 08/26/2028		2,200	2,300
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		146	159

			65,979

UTILITIES 0.6%
American Water Capital Corp. 3.450% due 06/01/2029		143	159
AT&T, Inc. 2.250% due 02/01/2032		386	379
Berkshire Hathaway Energy Co.
3.700% due 07/15/2030		266	302
4.250% due 10/15/2050		18	22
Consolidated Edison Co. of New York, Inc.
3.350% due 04/01/2030		266	293
3.950% due 04/01/2050		18	20
DTE Electric Co. 2.625% due 03/01/2031		311	328
Edison International 5.750% due 06/15/2027		54	62
Exelon Corp. 4.050% due 04/15/2030		18	21
Georgia Power Co. 2.650% due 09/15/2029		18	19
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~		4,600	4,610
1.750% due 06/16/2022		7,400	7,397
2.500% due 02/01/2031		582	546
3.000% due 06/15/2028		1,900	1,911
4.550% due 07/01/2030		800	856
Petrobras Global Finance BV 5.093% due 01/15/2030		740	809
Rio Oil Finance Trust 8.200% due 04/06/2028		363	420
San Diego Gas & Electric Co. 3.320% due 04/15/2050		200	212
Southern California Edison Co.
3.650% due 03/01/2028		150	165
3.700% due 08/01/2025		566	617
Sprint Communications, Inc.
6.000% due 11/15/2022		512	543
11.500% due 11/15/2021		43	45

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Sprint Corp.
7.125% due 06/15/2024	48	55
7.250% due 09/15/2021	872	887
7.875% due 09/15/2023	297	338
Verizon Communications, Inc. 3.550% due 03/22/2051	2,400	2,568

		23,584

Total Corporate Bonds & Notes (Cost $213,159)		216,325

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	35	51
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 6.466% due 08/01/2023	30	34
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043	645	1,034

		1,119

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	48	55
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029	110	136
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	65	81
6.725% due 04/01/2035	130	164
7.350% due 07/01/2035	100	129

		565

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041	20	29

NEW JERSEY 0.0%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004 0.000% due 10/01/2022 (f)	425	416

OHIO 0.0%
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	95

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	5	7

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	265	267

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	720	944

Total Municipal Bonds & Notes (Cost $3,318)		3,442

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
0.000% due 08/25/2039 (b)(f)	128	117
0.222% due 03/25/2036 •	1	1
0.422% due 04/25/2037 •	1	1
0.442% due 07/25/2037 - 09/25/2042 •	16	15
0.472% due 07/25/2037 •	15	15
0.492% due 09/25/2035 •	30	30
0.502% due 09/25/2035 •	22	22
0.612% due 10/25/2040 •	8	8
0.692% due 01/25/2051 •	7	7
0.812% due 06/25/2037 •	105	107
1.800% due 03/01/2034 •	17	18
2.011% due 02/01/2034 •	1	1
2.098% due 08/01/2035 •	3	3
2.158% due 10/01/2035 •	1	1
2.223% due 03/01/2036 •	2	2
2.310% due 08/01/2022	127	129
2.323% due 12/01/2034 •	21	21
2.326% due 10/01/2035 •	1	1
2.358% due 01/25/2031 ~(a)	804	114

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

2.501% due 06/01/2034 •	1	1
2.581% due 11/01/2034 •	1	1
4.500% due 09/25/2040	452	551
5.759% due 03/25/2041 •(a)	209	36
5.959% due 03/25/2037 •(a)	69	13
6.009% due 04/25/2037 •(a)	181	34
6.059% due 11/25/2039 •(a)	36	6
6.289% due 03/25/2037 •(a)	87	16
6.309% due 05/25/2037 •(a)	199	34
6.609% due 03/25/2036 •(a)	92	15
6.699% due 04/25/2037 •(a)	401	80
7.109% due 02/25/2037 •(a)	38	8
7.559% due 07/25/2033 •(a)	20	4
9.965% due 11/25/2040 •	1	1
26.194% due 12/25/2036 •	5	8
Freddie Mac
0.373% due 05/15/2037 •	3	3
0.453% due 03/15/2037 •	41	42
0.473% due 11/15/2043 •	34	34
0.623% due 07/15/2041 •	46	47
0.773% due 08/15/2037 •	110	112
0.783% due 10/15/2037 •	18	18
0.793% due 05/15/2037 - 09/15/2037 •	124	126
1.316% due 10/25/2044 •	1	1
1.516% due 07/25/2044 •	3	4
2.144% due 06/01/2035 •	1	1
2.174% due 07/15/2035 •	1,791	1,812
3.500% due 07/15/2042 - 05/01/2049	1,449	1,523
4.000% due 07/01/2047 - 03/01/2049	1,221	1,307
5.000% due 05/01/2023 - 04/15/2041	548	645
5.500% due 03/15/2034 - 03/01/2039	92	105
6.000% due 08/01/2027 - 12/01/2037	5	6
6.397% due 07/15/2036 •(a)	114	21
6.497% due 09/15/2036 •(a)	71	12
6.500% due 05/01/2035	32	36
6.627% due 04/15/2036 •(a)	23	3
10.714% due 02/15/2040 •	38	47
14.274% due 09/15/2041 •	134	198
Ginnie Mae
0.436% due 08/20/2047 •	353	351
0.781% due 04/20/2068 •	674	681
2.125% due 11/20/2044 •	241	250
3.500% due 02/15/2045 - 03/15/2045	81	87
5.000% due 08/15/2033 - 03/15/2042	1,089	1,249
6.000% due 07/15/2037 - 08/15/2037	3	3
Small Business Administration
4.430% due 05/01/2029	9	10
5.490% due 03/01/2028	10	11
6.020% due 08/01/2028	81	90
Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 09/01/2048	4,268	4,513
4.000% due 01/01/2025 - 10/01/2030	8	9
4.500% due 05/01/2023 - 02/01/2044	872	974
5.000% due 07/01/2023 - 12/01/2029	97	107
5.500% due 11/01/2021 - 09/01/2041	468	540
6.000% due 11/01/2021 - 05/01/2041	571	668
6.500% due 09/01/2036	33	37

Total U.S. Government Agencies (Cost $17,206)		17,104

U.S. TREASURY OBLIGATIONS 9.5%
U.S. Treasury Bonds
1.375% due 11/15/2040	4,100	3,684
1.625% due 11/15/2050	100	90
2.250% due 08/15/2049	146	151
3.000% due 08/15/2048	473	565
3.000% due 02/15/2049	17,298	20,715
3.125% due 05/15/2048	124	152
4.625% due 02/15/2040	3,734	5,362
U.S. Treasury Inflation Protected Securities (g)
0.125% due 02/15/2051	3,076	3,377
0.250% due 02/15/2050	7,581	8,598
0.625% due 02/15/2043	690	826
0.750% due 02/15/2045	2,154	2,661
1.000% due 02/15/2046	3,833	5,018
1.000% due 02/15/2048	19,388	25,905
1.000% due 02/15/2049	12,431	16,770
1.375% due 02/15/2044	5,164	7,136
U.S. Treasury Notes
0.375% due 12/31/2025	1,000	981
0.375% due 01/31/2026	2,600	2,548
0.500% due 02/28/2026	4,300	4,236
1.500% due 10/31/2024 (m)	2,002	2,066
1.500% due 08/15/2026	1,464	1,508
1.625% due 12/15/2022	1,896	1,937
1.625% due 02/15/2026	433	449

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

1.750% due 12/31/2024 (m)		622	647
1.875% due 07/31/2022 (m)		1,408	1,435
1.875% due 08/31/2022 (m)		8,556	8,731
2.000% due 12/31/2021 (m)		5,903	5,960
2.000% due 07/31/2022 (m)		6,254	6,383
2.000% due 11/30/2022		876	899
2.000% due 11/15/2026		1,118	1,180
2.125% due 08/15/2021		18	18
2.125% due 09/30/2021		85,300	85,740
2.125% due 05/15/2025 (m)		2,485	2,625
2.250% due 08/15/2027		790	845
2.375% due 05/15/2029		2,075	2,240
2.625% due 12/31/2025		1,777	1,922
2.625% due 02/15/2029		107,498	117,899
2.750% due 05/31/2023		194	203
3.000% due 09/30/2025 (m)		10,043	10,997
3.000% due 10/31/2025		7,253	7,947

Total U.S. Treasury Obligations (Cost $380,028)			370,406

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.0%
Adjustable Rate Mortgage Trust
0.492% due 08/25/2036 •		16	16
2.712% due 09/25/2035 ^~		1	1
3.134% due 01/25/2036 ^~		617	549
American Home Mortgage Assets Trust
0.282% due 10/25/2046 •		43	27
0.472% due 05/25/2046 ^•		13	12
1.036% due 11/25/2046 •		2,184	939
6.750% due 11/25/2046 þ		302	294
American Home Mortgage Investment Trust
1.671% due 09/25/2045 •		1	1
2.171% due 02/25/2045 •		13	14
6.000% due 03/25/2047 þ		35	32
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~		133	134
Avon Finance PLC 0.949% due 09/20/2048 •	GBP	4,893	6,791
Banc of America Funding Trust
0.473% due 10/20/2036 •		$7	6
0.513% due 04/20/2047 ^•		5	5
0.553% due 02/20/2047 •		616	628
2.809% due 09/20/2034 ~		2	2
2.953% due 09/20/2046 ^~		535	512
2.995% due 06/20/2037 ^~		12	11
3.188% due 02/20/2035 ~		11	12
6.000% due 08/25/2036 ^		8	9
Banc of America Mortgage Trust
2.458% due 02/25/2034 ~		8	8
2.474% due 06/25/2035 ~		6	6
2.613% due 01/25/2035 ~		10	10
2.764% due 06/25/2034 ~		7	7
3.175% due 05/25/2033 ~		10	10
Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 04/25/2033 ~		2	2
2.370% due 02/25/2036 •		6	6
2.552% due 01/25/2033 ~		44	46
2.711% due 08/25/2033 ~		3	4
2.723% due 08/25/2033 ~		20	20
3.111% due 11/25/2034 ~		2	2
3.128% due 07/25/2034 ~		7	7
3.129% due 02/25/2036 ^~		70	69
Bear Stearns ALT-A Trust
0.412% due 08/25/2036 •		455	432
0.412% due 01/25/2047 ^•		45	42
0.432% due 12/25/2046 ^•		5	4
0.532% due 04/25/2035 •		3	3
0.592% due 01/25/2036 ^•		7	9
2.555% due 10/25/2035 ^~		71	68
2.578% due 07/25/2035 ~		76	63
2.624% due 05/25/2035 ~		24	25
2.966% due 11/25/2035 ^~		77	75
BPCRE Ltd. 0.932% due 02/15/2037 •		3,200	3,204
Chase Mortgage Finance Trust
2.877% due 12/25/2035 ^~		13	12
3.101% due 01/25/2036 ^~		7	7
3.206% due 09/25/2036 ^~		163	149
ChaseFlex Trust 0.392% due 07/25/2037 •		3,285	3,040
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.322% due 05/25/2036 •		115	109
Citigroup Commercial Mortgage Trust 1.897% due 09/10/2045 ~(a)		143	2
Citigroup Mortgage Loan Trust
0.412% due 01/25/2037 •		155	144

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

0.572% due 11/25/2036 •	6	6
2.480% due 10/25/2035 ^•	17	18
2.520% due 03/25/2036 ^•	41	41
2.530% due 10/25/2035 •	12	13
2.996% due 08/25/2035 ^~	5	4
3.228% due 09/25/2059 þ	583	586
3.234% due 09/25/2037 ^~	197	195
3.258% due 04/25/2066 ~	396	400
Citigroup Mortgage Loan Trust, Inc. 2.210% due 09/25/2035 •	15	16
CitiMortgage Alternative Loan Trust
0.692% due 04/25/2037 •	182	151
6.000% due 12/25/2036 ^	59	59
6.000% due 06/25/2037 ^	73	74
Commercial Mortgage Trust 3.545% due 02/10/2036	1,034	1,121
Countrywide Alternative Loan Trust
0.262% due 05/25/2047 •	257	245
0.303% due 09/20/2046 •	19	16
0.332% due 12/25/2046 •	2,259	2,191
0.432% due 11/25/2036 «•	1	0
0.472% due 09/25/2046 ^•	75	72
0.492% due 05/25/2036 •	82	73
0.492% due 08/25/2037 •	13	10
0.513% due 03/20/2046 •	17	14
0.513% due 07/20/2046 ^•	10	8
0.553% due 05/20/2046 ^•	4	4
0.612% due 12/25/2035 •	7	6
0.642% due 05/25/2035 •	34	27
0.652% due 02/25/2037 •	384	339
0.691% due 11/20/2035 •	65	63
0.692% due 08/25/2035 •	300	288
0.732% due 11/25/2035 •	264	237
0.733% due 12/20/2035 •	55	52
1.116% due 12/25/2035 •	8	7
1.516% due 08/25/2035 •	28	27
1.596% due 01/25/2036 •	106	107
2.166% due 10/20/2035 •	6	5
2.504% due 06/25/2037 ~	8	7
5.500% due 06/25/2025	234	226
5.500% due 05/25/2035	134	128
5.500% due 11/25/2035 ^	72	56
5.500% due 11/25/2035	6	4
5.750% due 03/25/2037	98	77
6.000% due 12/25/2035 ^	286	271
6.000% due 05/25/2036 ^	38	26
6.000% due 08/25/2036 ^•	50	41
6.000% due 05/25/2037 ^	115	74
6.250% due 08/25/2036	719	590
7.000% due 10/25/2037	80	42
Countrywide Home Loan Mortgage Pass-Through Trust
0.552% due 05/25/2035 •	19	17
0.672% due 04/25/2035 •	1,146	1,088
0.692% due 05/25/2035 •	50	43
0.732% due 03/25/2035 •	1	1
0.752% due 02/25/2035 •	9	8
2.109% due 02/20/2036 ^•	3	3
2.665% due 02/20/2035 ~	1	1
2.728% due 10/20/2034 ~	36	37
2.800% due 11/25/2034 ~	15	15
2.992% due 08/25/2034 ~	5	5
5.750% due 05/25/2037 ^	5	4
6.000% due 07/25/2036	308	233
6.000% due 01/25/2037 ^	194	144
6.000% due 02/25/2037 ^	196	142
6.500% due 12/25/2037	379	240
Countrywide Home Loan Reperforming REMIC Trust 0.432% due 06/25/2035 •	64	62
Credit Suisse First Boston Mortgage Securities Corp.
2.736% due 06/25/2033 ~	1	1
5.250% due 09/25/2035	280	274
Credit Suisse Mortgage Capital Certificates
0.392% due 01/27/2037 •	31	23
0.592% due 11/30/2037 ~	1,288	1,221
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^	10	9
5.750% due 03/25/2037 ^	18	14
6.421% due 10/25/2037 ~	277	238
Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~	5,026	5,038
2.980% due 10/27/2059 ~	1,077	1,087
3.023% due 12/26/2059 ~	97	98
3.310% due 06/25/2050 ~	506	455
3.322% due 10/25/2058 ~	148	149
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.252% due 01/25/2047 •	102	115

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

0.422% due 02/25/2036 •		171	174
0.472% due 02/25/2037 ^•		632	613
0.592% due 02/25/2035 •		161	158
0.842% due 10/25/2047 •		228	214
Downey Savings & Loan Association Mortgage Loan Trust
0.283% due 10/19/2036 •		165	147
0.613% due 08/19/2045 •		4	4
0.913% due 09/19/2044 •		32	32
Eurohome UK Mortgages PLC 0.231% due 06/15/2044 •	GBP	23	31
European Loan Conduit 1.000% due 02/17/2030 •	EUR	109	130
First Horizon Alternative Mortgage Securities Trust
2.365% due 12/25/2035 ~		$38	36
2.535% due 06/25/2036 ^~		459	422
2.933% due 03/25/2035 ~		1	1
First Horizon Mortgage Pass-Through Trust 2.942% due 10/25/2035 ^~		104	105
FWD Securitization Trust 2.240% due 01/25/2050 ~		146	148
GreenPoint Mortgage Funding Trust 0.272% due 01/25/2037 •		174	168
GSMSC Pass-Through Trust 0.542% due 12/26/2036 •		100	65
GSR Mortgage Loan Trust
1.790% due 04/25/2032 •		7	6
2.590% due 12/25/2034 ~		5	5
2.793% due 09/25/2035 ~		9	10
2.825% due 11/25/2035 ~		10	10
2.848% due 11/25/2035 ~		23	23
2.962% due 09/25/2035 ~		25	25
3.084% due 07/25/2035 ~		4	4
5.500% due 01/25/2037		36	42
6.000% due 02/25/2036 ^		270	171
6.000% due 07/25/2037 ^		69	60
HarborView Mortgage Loan Trust
0.298% due 12/19/2036 •		299	282
0.313% due 07/19/2047 •		216	209
0.333% due 12/19/2036 ^•		159	156
0.433% due 12/19/2036 ^•		11	11
0.533% due 05/19/2035 •		250	242
0.573% due 06/19/2035 •		71	71
0.593% due 01/19/2036 •		582	428
0.773% due 06/20/2035 •		132	130
2.116% due 10/19/2035 •		355	252
3.132% due 06/19/2036 ^~		70	45
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	987	1,373
HomeBanc Mortgage Trust 0.712% due 03/25/2035 •		$212	195
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		732	737
Impac CMB Trust 0.732% due 03/25/2035 •		301	296
Impac Secured Assets Trust 3.100% due 07/25/2035 ~		25	22
IndyMac Mortgage Loan Trust
0.272% due 02/25/2037 ^•		90	89
0.282% due 09/25/2046 •		72	68
0.392% due 06/25/2037 ^•		5	3
0.492% due 11/25/2046 •		612	584
0.512% due 05/25/2046 •		17	17
0.572% due 07/25/2035 •		209	203
0.612% due 06/25/2035 •		37	34
0.732% due 07/25/2045 •		4	4
2.709% due 05/25/2035 ~		254	198
2.976% due 06/25/2036 ~		156	154
JP Morgan Alternative Loan Trust
2.742% due 05/25/2036 ^~		75	55
6.000% due 12/27/2036		65	48
JP Morgan Chase Commercial Mortgage Securities Trust 1.523% due 12/15/2031 •		343	341
JP Morgan Mortgage Trust
2.568% due 06/25/2035 ~		4	4
2.679% due 10/25/2036 ~		6	5
2.696% due 07/25/2035 ~		56	58
2.849% due 07/25/2035 ~		111	115
2.949% due 07/27/2037 ~		89	88
3.075% due 04/25/2037 ~		5	5
3.214% due 08/25/2035 ^~		30	28
3.315% due 10/25/2036 ^~		39	34
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ		3,463	3,458
1.892% due 10/25/2066 þ		4,224	4,237
1.991% due 09/25/2060 ~		1,925	1,934

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Lehman Mortgage Trust 0.742% due 11/25/2036 •		511	301
Lehman XS Trust
0.317% due 08/25/2046 •		976	975
0.342% due 08/25/2037 •		97	94
0.942% due 09/25/2047 •		69	70
London Wall Mortgage Capital PLC 0.936% due 11/15/2049 •	GBP	45	63
Luminent Mortgage Trust
0.812% due 04/25/2036 •		$39	35
3.053% due 04/25/2036 ~		2,949	2,637
MASTR Adjustable Rate Mortgages Trust
2.405% due 07/25/2035 ^~		10	10
2.436% due 10/25/2033 ~		55	47
2.876% due 11/21/2034 ~		284	287
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^		110	94
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.513% due 12/15/2030 •		2	2
0.933% due 08/15/2032 •		29	27
Merrill Lynch Alternative Note Asset Trust
0.202% due 03/25/2037 •		144	55
0.292% due 03/25/2037 •		2,235	850
0.392% due 03/25/2037 •		92	36
6.000% due 03/25/2037		42	26
Merrill Lynch Mortgage Investors Trust
1.671% due 02/25/2033 ~		19	19
1.991% due 04/25/2035 ~		11	11
2.024% due 05/25/2033 ~		7	7
2.842% due 05/25/2036 ~		51	49
3.159% due 09/25/2035 ^~		71	66
MF1 Ltd. 1.262% due 12/25/2034 •		464	465
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		94	97
Morgan Stanley Mortgage Loan Trust
2.043% due 06/25/2036 ~		4	5
2.793% due 07/25/2035 ~		88	85
6.000% due 08/25/2036		64	42
6.315% due 06/25/2036 þ		929	390
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~		66	51
Mortgage Equity Conversion Asset Trust 0.580% due 05/25/2042 •		127	122
MortgageIT Trust 0.612% due 12/25/2035 •		270	272
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,546	1,613
2.750% due 11/25/2059 ~		1,932	2,001
3.500% due 12/25/2057 ~		603	627
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		27	18
NovaStar Mortgage Funding Trust 0.476% due 09/25/2046 •		517	221
PHH Alternative Mortgage Trust 0.252% due 02/25/2037 •		212	169
Precise Mortgage Funding PLC 1.249% due 12/12/2055 •	GBP	2,900	4,067
Pretium Mortgage Credit Partners LLC
1.992% due 02/25/2061 þ		$4,200	4,193
2.240% due 09/27/2060 þ		2,161	2,163
Prime Mortgage Trust 6.000% due 06/25/2036 ^		136	134
RBSSP Resecuritization Trust
0.342% due 02/26/2037 •		112	112
0.591% due 04/26/2037 •		6	6
Ready Capital Mortgage Financing LLC 2.242% due 02/25/2035 •		732	737
Residential Accredit Loans, Inc. Trust
0.242% due 02/25/2047 •		71	68
0.262% due 01/25/2037 •		478	445
0.392% due 02/25/2037 •		77	75
0.412% due 01/25/2037 •		1,446	1,394
0.452% due 07/25/2036 •		237	127
0.452% due 09/25/2036 •		428	418
0.462% due 08/25/2036 •		138	132
0.472% due 07/25/2036 •		134	140
0.472% due 09/25/2036 ^•		232	226
0.592% due 08/25/2035 ^•		563	405
1.023% due 10/25/2037 ~		306	296
1.402% due 11/25/2037 ~		161	154
3.187% due 09/25/2034 ~		63	66
3.983% due 12/25/2035 ^~		472	441
4.301% due 09/25/2035 ^~		37	32
5.000% due 09/25/2036 ^		5	5
6.000% due 08/25/2036 ^		17	16

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

6.000% due 01/25/2037 ^		33	33
6.000% due 03/25/2037 ^		66	63
6.000% due 03/25/2037		86	83
Residential Asset Securitization Trust
5.500% due 09/25/2035 ^		91	66
6.000% due 03/25/2037 ^		851	479
Residential Funding Mortgage Securities, Inc. Trust 3.371% due 04/25/2037 ~		172	158
Residential Mortgage Securities PLC 1.299% due 06/20/2070 •	GBP	1,823	2,548
RESIMAC Bastille Trust 0.930% due 12/05/2059 •		$146	146
Ripon Mortgages PLC 0.881% due 08/20/2056 •	GBP	4,413	6,117
Sequoia Mortgage Trust
0.653% due 07/20/2034 •		$195	196
0.724% due 05/20/2034 •		15	15
2.860% due 09/20/2046 ^~		92	72
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		328	331
Structured Adjustable Rate Mortgage Loan Trust
0.392% due 10/25/2035 •		1	1
0.392% due 08/25/2036 ^•		43	33
1.516% due 01/25/2035 ^•		3	3
2.392% due 12/25/2037 ^•		567	570
2.537% due 02/25/2034 ~		1	1
2.661% due 08/25/2035 ~		33	26
2.978% due 01/25/2035 ~		35	35
3.132% due 03/25/2036 ^~		35	31
3.322% due 11/25/2035 ^~		92	88
Structured Asset Mortgage Investments Trust
0.212% due 08/25/2036 •		236	222
0.472% due 07/25/2046 ^•		73	60
0.512% due 04/25/2036 •		26	25
0.532% due 05/25/2046 •		12	6
0.552% due 02/25/2036 ^•		100	93
0.652% due 02/25/2036 ^•		5	5
0.793% due 02/19/2035 •		2	2
1.979% due 02/25/2036 ^•		22	22
SunTrust Adjustable Rate Mortgage Loan Trust 2.512% due 01/25/2037 ^~		58	51
Taurus UK DAC 0.000% due 05/17/2031 •	GBP	1,300	1,804
Thornburg Mortgage Securities Trust
1.494% due 06/25/2047 ^•		$232	220
1.494% due 06/25/2047 •		8	8
1.497% due 03/25/2044 ~		60	60
1.940% due 12/25/2044 ~		79	79
Towd Point Mortgage Funding
0.949% due 07/20/2045 •	GBP	5,677	7,880
1.249% due 02/20/2054 •		220	306
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •		251	350
VOLT LLC 2.116% due 04/25/2051 þ		$325	326
WaMu Mortgage Pass-Through Certificates Trust
0.632% due 12/25/2045 •		174	169
0.652% due 11/25/2045 •		5	5
0.672% due 10/25/2045 •		15	15
0.672% due 12/25/2045 •		380	362
0.712% due 01/25/2045 •		1	1
0.732% due 01/25/2045 •		1	1
0.866% due 06/25/2047 •		2,162	2,065
0.872% due 01/25/2045 •		615	604
0.892% due 12/25/2045 •		1,672	1,631
0.926% due 07/25/2047 •		40	36
0.938% due 12/25/2046 •		17	17
0.996% due 10/25/2046 ^•		425	401
1.116% due 02/25/2046 •		217	219
1.252% due 11/25/2045 •		767	762
1.843% due 08/25/2046 •		91	89
1.843% due 10/25/2046 •		740	723
1.843% due 11/25/2046 •		512	503
1.877% due 12/25/2046 •		19	19
2.554% due 06/25/2033 ~		29	30
2.621% due 01/25/2037 ^~		65	59
2.705% due 06/25/2037 ^~		428	417
2.751% due 08/25/2035 ~		23	24
2.793% due 01/25/2035 ~		46	46
2.858% due 06/25/2037 ^~		116	114
2.888% due 12/25/2035 ~		187	189
2.909% due 10/25/2035 ~		20	20
3.103% due 12/25/2036 ^~		35	34
3.115% due 02/25/2037 ^~		22	22
3.143% due 02/25/2037 ^~		207	207

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust
0.172% due 09/25/2036 •		373	130
0.592% due 02/25/2036 •		449	389
0.866% due 02/25/2047 ^•		879	807
0.946% due 11/25/2046 •		72	66
0.966% due 10/25/2046 ^•		112	101
1.056% due 04/25/2046 •		57	54
4.146% due 09/25/2036 þ		714	303
Wells Fargo Alternative Loan Trust
2.705% due 07/25/2037 ^~		5	5
6.250% due 07/25/2037 ^		158	158
Wells Fargo Mortgage-Backed Securities Trust
2.813% due 12/25/2036 ^~		33	33
3.086% due 09/25/2036 ^~		6	6

Total Non-Agency Mortgage-Backed Securities (Cost $114,021)			116,620

ASSET-BACKED SECURITIES 12.7%
510 Asset-Backed Trust 2.240% due 06/25/2061 «þ		2,600	2,598
Aames Mortgage Investment Trust
1.082% due 07/25/2035 •		882	883
2.117% due 01/25/2035 •		100	97
Accredited Mortgage Loan Trust
0.352% due 09/25/2036 •		296	292
0.562% due 09/25/2035 •		17	17
ACE Securities Corp. Home Equity Loan Trust
0.212% due 10/25/2036 •		1	0
0.332% due 12/25/2036 •		362	260
0.707% due 12/25/2035 •		1,250	1,218
1.892% due 10/25/2032 •		2	2
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 0.797% due 10/25/2035 •		976	960
American Money Management Corp. CLO Ltd. 1.166% due 04/14/2029 •		6,400	6,416
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.857% due 10/25/2035 •		214	214
1.067% due 07/25/2035 •		2,000	1,981
1.112% due 10/25/2034 •		23	23
1.217% due 11/25/2034 •		84	84
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	5,900	7,007
Ares European CLO DAC 0.780% due 10/15/2031 •		10,600	12,569
Argent Mortgage Loan Trust 0.332% due 05/25/2035 •		$76	71
Argent Securities Trust
0.202% due 09/25/2036 •		75	32
0.392% due 07/25/2036 •		635	577
0.472% due 03/25/2036 •		972	918
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.172% due 01/25/2034 •		273	272
Asset-Backed Funding Certificates Trust 0.782% due 07/25/2035 •		21	21
Asset-Backed Securities Corp. Home Equity Loan Trust
0.902% due 06/25/2034 •		710	695
1.052% due 07/25/2035 •		71	71
1.187% due 02/25/2035 •		28	28
Assurant CLO Ltd. 1.438% due 10/20/2029 •		1,288	1,289
Avery Point CLO Ltd. 1.170% due 07/17/2026 •		85	85
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		40	40
Bear Stearns Asset-Backed Securities Trust
0.332% due 06/25/2047 •		1,321	1,308
0.412% due 08/25/2036 •		280	271
0.767% due 08/25/2036 •		112	112
1.142% due 08/25/2037 •		519	494
1.967% due 12/25/2034 •		5,356	5,372
2.993% due 07/25/2036 ~		31	31
3.054% due 10/25/2036 ~		7	7
Blackrock European CLO DAC 0.620% due 10/15/2031 •	EUR	4,500	5,313
BlueMountain Fuji EUR CLO DAC 0.650% due 07/15/2030 •		6,440	7,656
Cairn CLO BV
0.000% due 10/15/2031 •		2,900	3,439
0.600% due 04/30/2031 •		4,400	5,205
0.670% due 01/31/2030 •		746	885
Carrington Mortgage Loan Trust
0.352% due 02/25/2037 •		$440	426
0.842% due 10/25/2035 •		1,564	1,539
1.308% due 10/20/2029 •		2,097	2,098
1.420% due 10/17/2029 •		517	517

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Catamaran CLO Ltd. 1.280% due 01/18/2029 •		7,694	7,704
Centex Home Equity Loan Trust 0.737% due 03/25/2034 •		257	253
Chase Funding Trust 0.732% due 08/25/2032 •		11	11
CIFC Funding Ltd. 1.036% due 10/25/2027 •		1,151	1,152
CIT Mortgage Loan Trust 1.442% due 10/25/2037 •		104	106
Citigroup Mortgage Loan Trust
0.242% due 12/25/2036 •		352	185
0.272% due 01/25/2037 •		436	374
0.282% due 05/25/2037 •		631	503
0.292% due 05/25/2037 •		254	204
0.392% due 10/25/2036 •		116	85
0.412% due 09/25/2036 •		45	39
0.612% due 03/25/2036 •		1,221	1,183
3.228% due 11/25/2070 þ		135	135
7.250% due 05/25/2036 þ		440	312
Citigroup Mortgage Loan Trust, Inc.
0.512% due 08/25/2036 •		3,291	3,224
0.542% due 10/25/2036 •		407	406
0.707% due 10/25/2035 •		1	2
0.992% due 09/25/2035 ^•		930	910
Countrywide Asset-Backed Certificates
0.232% due 06/25/2035 •		113	107
0.232% due 07/25/2037 •		384	364
0.232% due 07/25/2037 ^•		146	144
0.232% due 12/25/2046 •		602	555
0.232% due 04/25/2047 •		80	79
0.242% due 05/25/2037 •		20	20
0.242% due 06/25/2047 ^•		68	68
0.272% due 06/25/2047 •		12	12
0.272% due 11/25/2047 ^•		47	45
0.292% due 06/25/2047 ^•		77	72
0.302% due 05/25/2047 ^•		137	132
0.312% due 09/25/2037 ^•		228	229
0.332% due 04/25/2037 •		303	278
0.342% due 06/25/2047 •		917	888
0.372% due 03/25/2037 •		2,463	2,518
0.492% due 08/25/2036 •		148	147
0.492% due 02/25/2037 •		122	117
0.632% due 03/25/2036 •		344	329
0.652% due 09/25/2036 •		35	35
0.672% due 08/25/2036 •		13	13
0.677% due 05/25/2036 •		4,320	4,274
0.692% due 06/25/2036 •		52	52
0.752% due 04/25/2036 •		608	609
1.127% due 12/25/2035 •		145	145
6.367% due 09/25/2046 þ		1,911	1,668
Countrywide Asset-Backed Certificates Trust
0.232% due 03/25/2037 •		194	188
0.242% due 03/25/2047 ^•		742	732
0.252% due 03/25/2037 •		17	17
0.282% due 06/25/2047 •		27	27
0.832% due 08/25/2047 •		310	305
1.052% due 02/25/2036 •		3,109	3,064
1.187% due 12/25/2034 •		16	17
1.217% due 12/25/2034 •		86	86
Countrywide Partnership Trust 0.992% due 02/25/2035 •		1,037	1,027
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		1,489	499
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	3,200	3,781
0.650% due 07/21/2030 •		637	756
0.650% due 10/15/2031 •		8,400	9,982
Dryden Euro CLO BV 0.660% due 04/15/2033 •		15,500	18,314
Dryden Euro CLO DAC 0.000% due 05/15/2034 •(c)		9,100	10,790
ECMC Group Student Loan Trust 1.092% due 07/25/2069 •		$400	406
Ellington Loan Acquisition Trust 1.192% due 05/25/2037 •		1,218	1,222
EMC Mortgage Loan Trust 1.392% due 02/25/2041 •		5	5
Encore Credit Receivables Trust 0.827% due 09/25/2035 •		62	62
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	3,150	3,730
Fieldstone Mortgage Investment Trust
0.472% due 05/25/2036 •		$134	109
0.632% due 05/25/2036 •		3,078	2,513

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

First Franklin Mortgage Loan Trust
0.232% due 09/25/2036 •		26	26
0.252% due 11/25/2036 •		256	253
0.402% due 09/25/2036 •		9,244	8,816
0.812% due 11/25/2035 •		484	474
Fremont Home Loan Trust
0.227% due 10/25/2036 •		570	524
0.232% due 11/25/2036 •		266	186
0.232% due 01/25/2037 •		714	477
0.242% due 10/25/2036 •		826	455
0.252% due 08/25/2036 •		1,038	448
0.827% due 01/25/2035 •		262	260
0.827% due 07/25/2035 •		14	14
1.142% due 11/25/2034 •		484	481
Galaxy CLO Ltd. 1.058% due 10/15/2030 •		280	280
GLS Auto Receivables Issuer Trust
2.170% due 02/15/2024		378	381
2.580% due 07/17/2023		149	150
GoldenTree Loan Management EUR CLO DAC 1.550% due 07/20/2031 •	EUR	1,448	1,720
GSAA Home Equity Trust
0.192% due 05/25/2037 •		$203	91
0.232% due 03/25/2036 •		162	75
0.292% due 03/25/2037 •		1,542	636
0.332% due 06/25/2036 •		66	21
0.412% due 04/25/2047 •		343	204
1.157% due 06/25/2035 •		142	141
2.948% due 03/25/2036 ~		204	86
5.995% due 03/25/2046 ^~		1,556	901
6.795% due 06/25/2036 þ		272	115
GSAMP Trust
0.142% due 12/25/2046 •		164	106
0.182% due 01/25/2037 •		1,258	917
0.192% due 12/25/2046 •		120	78
0.222% due 12/25/2046 •		2,327	1,534
0.242% due 12/25/2046 •		593	390
0.262% due 12/25/2036 •		328	205
0.272% due 11/25/2035 •		1	0
0.322% due 01/25/2037 •		3,394	3,086
0.572% due 03/25/2046 •		257	256
0.592% due 05/25/2046 •		360	350
1.892% due 06/25/2035 •		197	199
GSRPM Mortgage Loan Trust 0.992% due 03/25/2035 •		911	915
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	2,500	2,962
0.960% due 10/20/2031 •		7,200	8,528
HERA Commercial Mortgage Ltd. 1.133% due 02/18/2038 •		$5,700	5,697
Home Equity Asset Trust 0.542% due 02/25/2036 •		300	298
Home Equity Loan Trust 0.432% due 04/25/2037 •		314	266
Home Equity Mortgage Loan Asset-Backed Trust 0.312% due 04/25/2037 •		266	231
HSI Asset Securitization Corp. Trust
0.252% due 05/25/2037 •		68	67
0.272% due 04/25/2037 •		995	780
0.292% due 07/25/2036 •		129	76
0.312% due 12/25/2036 •		888	343
0.572% due 11/25/2035 •		895	878
Invesco Euro CLO DAC 0.650% due 07/15/2031 •	EUR	1,000	1,181
IXIS Real Estate Capital Trust 0.492% due 03/25/2036 ^•		$209	135
JP Morgan Mortgage Acquisition Trust
0.302% due 10/25/2036 •		326	321
0.392% due 07/25/2036 •		67	40
0.392% due 03/25/2037 •		1,200	1,160
0.492% due 07/25/2036 •		1,874	1,813
Jubilee CLO BV
0.610% due 04/15/2030 •	EUR	6,700	7,942
0.650% due 04/15/2031 •		5,700	6,742
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		$501	506
Lehman XS Trust 0.412% due 05/25/2036 •		89	99
Long Beach Mortgage Loan Trust
0.252% due 12/25/2036 •		466	365
0.262% due 12/25/2036 •		302	154
0.392% due 05/25/2036 •		60	41
0.532% due 02/25/2036 •		656	644
0.612% due 08/25/2045 •		28	28
0.632% due 05/25/2046 •		356	164
0.737% due 11/25/2035 •		9	9

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

1.007% due 08/25/2035 •		2,000	1,949
1.067% due 04/25/2035 •		163	164
Man GLG Euro CLO DAC
0.680% due 10/15/2030 •	EUR	1,300	1,544
0.690% due 12/15/2031 •		7,000	8,316
Marathon CLO Ltd. 1.334% due 04/15/2029 •		$9,200	9,213
Massachusetts Educational Financing Authority 1.126% due 04/25/2038 •		15	15
MASTR Asset-Backed Securities Trust
0.142% due 01/25/2037 •		1,336	518
0.252% due 10/25/2036 •		318	211
0.302% due 05/25/2037 •		267	261
0.312% due 11/25/2036 •		561	259
0.572% due 03/25/2036 •		50	41
0.672% due 12/25/2035 •		54	54
0.842% due 10/25/2035 ^•		9,473	9,387
2.792% due 07/25/2034 •		222	223
MASTR Specialized Loan Trust 0.842% due 11/25/2035 •		817	817
Merrill Lynch Mortgage Investors Trust
0.202% due 07/25/2037 •		426	226
0.202% due 08/25/2037 •		2,829	1,834
0.352% due 02/25/2037 •		726	323
0.592% due 07/25/2037 •		202	70
MFA Trust 2.363% due 03/25/2060 þ		1,965	1,967
MidOcean Credit CLO 1.205% due 02/20/2031 •		10,500	10,500
MKS CLO Ltd. 1.188% due 07/20/2030 •		6,050	6,050
Morgan Stanley ABS Capital, Inc. Trust
0.172% due 11/25/2036 •		459	335
0.182% due 01/25/2037 •		320	196
0.202% due 12/25/2036 •		7,937	5,276
0.202% due 03/25/2037 •		655	356
0.222% due 10/25/2036 •		25	24
0.222% due 01/25/2037 •		252	155
0.222% due 02/25/2037 •		1,710	1,118
0.227% due 11/25/2036 •		510	399
0.232% due 08/25/2036 •		430	272
0.252% due 09/25/2036 •		690	396
0.272% due 03/25/2037 •		1,051	576
0.302% due 01/25/2037 •		230	143
0.307% due 03/25/2037 •		2,994	1,596
0.592% due 04/25/2036 •		253	236
0.797% due 12/25/2034 •		28	26
1.007% due 03/25/2035 •		146	146
1.022% due 07/25/2035 •		1,073	1,073
1.992% due 02/25/2047 •		136	128
Morgan Stanley Dean Witter Capital, Inc. Trust 1.072% due 02/25/2033 •		142	142
Morgan Stanley Home Equity Loan Trust 0.192% due 12/25/2036 •		1,128	686
Morgan Stanley Mortgage Loan Trust
0.262% due 11/25/2036 •		32	13
0.452% due 04/25/2037 •		38	17
Mountain View CLO Ltd. 1.298% due 04/15/2029 •		5,500	5,507
MP CLO Ltd. 0.891% due 10/18/2028 •		2,900	2,900
Nassau Ltd. 2.338% due 07/20/2029 •		366	366
New Century Home Equity Loan Trust 0.872% due 03/25/2035 •		299	294
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.422% due 10/25/2036 ^•		153	44
6.032% due 10/25/2036 ^þ		188	70
North Carolina State Education Assistance Authority 0.892% due 07/25/2039 •		251	252
NovaStar Mortgage Funding Trust
0.292% due 09/25/2037 •		527	518
0.412% due 10/25/2036 •		230	179
1.172% due 06/25/2035 •		82	83
OCP CLO Ltd. 1.308% due 07/20/2029 •		323	323
Option One Mortgage Loan Trust
0.232% due 01/25/2037 •		5,600	3,915
0.232% due 03/25/2037 •		804	718
0.312% due 04/25/2037 •		694	557
0.312% due 05/25/2037 •		511	379
0.632% due 01/25/2036 •		1,626	1,587
0.872% due 02/25/2035 •		468	466
Ownit Mortgage Loan Trust 0.992% due 10/25/2036 ^•		34	35

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

OZLM Funding Ltd. 1.154% due 07/22/2029 •		7,500	7,500
Palmer Square European Loan Funding DAC 1.150% due 01/15/2030 •	EUR	314	374
Palmer Square Loan Funding Ltd. 1.076% due 10/24/2027 •		$661	661
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.142% due 10/25/2034 •		51	51
1.742% due 12/25/2034 •		2,234	2,269
1.817% due 02/25/2035 •		7,592	7,581
1.892% due 12/25/2034 •		34	35
1.967% due 12/25/2034 •		3,090	3,168
Popular ABS Mortgage Pass-Through Trust 0.422% due 07/25/2036 •		424	415
RAAC Trust 0.602% due 08/25/2036 •		23	24
Renaissance Home Equity Loan Trust
1.192% due 09/25/2037 •		179	91
5.586% due 11/25/2036 þ		2,201	1,161
5.612% due 04/25/2037 þ		368	153
Residential Asset Mortgage Products Trust
0.532% due 12/25/2035 •		21	19
0.692% due 03/25/2036 •		273	270
0.782% due 10/25/2035 •		196	195
1.342% due 10/25/2034 •		1,311	1,268
1.772% due 08/25/2035 •		8,584	8,594
Residential Asset Securities Corp. Trust
0.362% due 08/25/2036 •		426	416
0.392% due 08/25/2036 •		42	41
0.672% due 06/25/2033 •		67	63
0.752% due 12/25/2035 •		2,760	2,684
Sculptor CLO Ltd. 1.410% due 01/15/2031 •		7,000	7,002
Securitized Asset-Backed Receivables LLC Trust
0.172% due 08/25/2036 •		2,417	1,042
0.262% due 08/25/2036 ^•		19	8
0.572% due 07/25/2036 •		880	511
0.672% due 11/25/2035 •		70	70
0.737% due 10/25/2035 •		2,904	2,682
0.752% due 08/25/2035 ^•		52	42
0.812% due 10/25/2035 •		1,317	1,231
1.052% due 01/25/2036 ^•		441	395
1.142% due 03/25/2035 •		74	68
Segovia European CLO 0.870% due 04/15/2030 •	EUR	800	950
SG Mortgage Securities Trust 0.232% due 10/25/2036 •		$149	140
SLM Student Loan Trust
0.000% due 06/17/2024 •	EUR	2	2
1.676% due 04/25/2023 •		$129	130
SMB Private Education Loan Trust 1.310% due 07/17/2051		12,200	12,170
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,264	1,307
Sound Point CLO Ltd.
1.156% due 07/25/2030 •		6,100	6,098
1.163% due 01/23/2029 •		7,089	7,098
1.238% due 10/20/2028 •		18,096	18,120
Soundview Home Loan Trust
0.172% due 06/25/2037 •		64	52
0.252% due 10/25/2036 •		541	539
0.262% due 07/25/2037 •		308	287
0.262% due 08/25/2037 •		895	831
0.272% due 02/25/2037 •		2,358	884
0.292% due 06/25/2037 •		1,000	828
0.352% due 02/25/2037 •		135	52
0.557% due 02/25/2036 •		939	910
0.992% due 10/25/2037 •		370	326
1.392% due 10/25/2037 •		1,518	1,304
South Carolina Student Loan Corp. 1.135% due 09/03/2024 •		79	79
SP-Static CLO Ltd. 1.584% due 07/22/2028 •		555	556
Specialty Underwriting & Residential Finance Trust
0.242% due 09/25/2037 •		353	272
0.392% due 06/25/2037 •		44	32
0.692% due 12/25/2036 •		503	495
St Paul's CLO DAC 0.850% due 04/25/2030 •	EUR	900	1,069
Steele Creek CLO Ltd. 1.049% due 05/21/2029 •		$13,500	13,500
Structured Asset Investment Loan Trust
0.222% due 07/25/2036 •		32	26
0.242% due 09/25/2036 •		37	36
0.712% due 01/25/2036 •		88	86
0.872% due 02/25/2035 •		1,223	1,219

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

1.022% due 06/25/2035 •		284	280
1.042% due 08/25/2033 •		309	307
3.242% due 08/25/2033 •		120	128
Structured Asset Securities Corp. Mortgage Loan Trust
0.227% due 07/25/2036 •		55	54
0.252% due 03/25/2036 •		11	11
0.262% due 12/25/2036 •		65	64
0.302% due 02/25/2037 •		581	558
1.592% due 04/25/2035 •		3	3
Symphony CLO Ltd. 1.136% due 07/14/2026 •		778	779
TCW CLO AMR Ltd. 1.130% due 02/15/2029 •		1,937	1,938
Telos CLO Ltd.
1.140% due 04/17/2028 •		142	142
1.460% due 01/17/2027 •		165	165
TICP CLO Ltd. 1.028% due 04/20/2028 •		507	508
Towd Point Mortgage Trust
1.092% due 05/25/2058 •		73	73
1.092% due 10/25/2059 •		102	103
2.900% due 10/25/2059 ~		1,169	1,212
3.000% due 01/25/2058 ~		335	344
3.000% due 11/25/2058 ~		358	364
3.292% due 10/25/2057 ~		1,031	1,087
Tymon Park CLO Ltd. 1.050% due 01/21/2029 •	EUR	1,900	2,252
Venture CLO Ltd.
0.000% due 09/07/2030 •		$11,400	11,389
1.064% due 04/15/2027 •		111	111
1.088% due 10/20/2028 •		9,188	9,190
1.165% due 08/28/2029 •		400	400
1.208% due 04/20/2029 •		2,200	2,198
1.238% due 07/20/2030 •		4,400	4,397
1.288% due 01/20/2029 •		9,300	9,307
WaMu Asset-Backed Certificates WaMu Trust
0.317% due 05/25/2037 •		142	134
0.332% due 05/25/2037 •		509	464
Washington Mutual Asset-Backed Certificates Trust 0.152% due 11/25/2036 •		792	321
Wellfleet CLO Ltd. 1.078% due 04/20/2029 •		12,100	12,083
Wells Fargo Home Equity Asset-Backed Securities Trust
0.842% due 12/25/2035 •		422	415
1.037% due 03/25/2035 •		27	27
Wind River CLO Ltd. 1.054% due 10/15/2027 •		272	272

Total Asset-Backed Securities (Cost $495,241)			493,440

SOVEREIGN ISSUES 1.0%
Autonomous City of Buenos Aires 39.117% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	2,911	17
Brazil Government International Bond 4.750% due 01/14/2050		$995	968
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	47,900	14,692
4.125% due 01/17/2048		$422	509
5.500% due 01/31/2022	ILS	20,000	6,334
Japan Government International Bond
0.100% due 03/10/2028 (g)	JPY	801,199	7,400
0.100% due 03/10/2029 (g)		414,816	3,840
Provincia de Buenos Aires 37.954% due 05/31/2022	ARS	3,158	18
Saudi Government International Bond
3.450% due 02/02/2061		$4,100	4,103
4.000% due 04/17/2025		936	1,035
5.000% due 04/17/2049		269	341

Total Sovereign Issues (Cost $39,497)			39,257

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Banco Santander S.A. 6.250% due 09/11/2021 •(h)(i)		600,000	719
Bankia S.A. 6.000% due 07/18/2022 •(h)(i)		200,000	248
JPMorgan Chase & Co.
3.656% (US0003M + 3.470%) due 07/30/2021 ~(h)		978,000	982
4.600% due 02/01/2025 •(h)		63,000	65

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

SL Green Realty Corp. 6.500% due 07/30/2021 (h)		26,950	686
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(h)		369,850	591
Truist Financial Corp. 4.950% due 09/01/2025 •(h)		302,000	333

Total Preferred Securities (Cost $3,484)			3,624

SHORT-TERM INSTRUMENTS 43.9%
REPURCHASE AGREEMENTS (k) 2.9%			111,000

		PRINCIPAL AMOUNT (000s)
ISRAEL TREASURY BILLS 1.3%
(0.024)% due 10/06/2021 - 06/08/2022 (e)(f)	ILS	159,200	48,831

U.S. TREASURY BILLS 27.5%
0.029% due 07/01/2021 - 11/26/2021 (c)(e)(f)(m)(o)		$965,400	965,351
0.029% due 09/16/2021 (e)(f)(m)		99,200	99,191

			1,064,542

U.S. TREASURY CASH MANAGEMENT BILLS 12.2%
0.037% due 08/12/2021 - 10/05/2021 (c)(e)(f)		472,644	472,602

Total Short-Term Instruments (Cost $1,696,467)			1,696,975

Total Investments in Securities (Cost $2,962,421)			2,957,193

		SHARES
INVESTMENTS IN AFFILIATES 27.8%
SHORT-TERM INSTRUMENTS 27.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 27.8%
PIMCO Short Asset Portfolio		19,108,861	191,509
PIMCO Short-Term Floating NAV Portfolio III		89,718,428	884,713

Total Short-Term Instruments (Cost $1,076,293)			1,076,222

Total Investments in Affiliates (Cost $1,076,293)			1,076,222

Total Investments 104.1% (Cost $4,038,714)			$4,033,415
Financial Derivative Instruments (l)(n) (1.0)%(Cost or Premiums, net $33,993)			(37,111)
Other Assets and Liabilities, net (3.1)%			(120,696)

Net Assets 100.0%			$3,875,608

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$4,400	$4,468	0.12%
Deutsche Bank AG	3.035	05/28/2032	05/27/2021 - 06/16/2021	3,104	3,159	0.08
Oracle Corp.	3.950	03/25/2051	03/22/2021	3,694	4,043	0.10

$11,198	$11,670	0.30%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	0.030%	06/30/2021	07/01/2021	$89,500	U.S. Treasury Notes 2.500% due 03/31/2023	$(91,296)	$89,500	$89,500
TDM	0.030	06/30/2021	07/01/2021	21,500	U.S. Treasury Notes 2.250% due 03/31/2026	(22,061)	21,500	21,500

Total Repurchase Agreements	$(113,357)	$111,000	$111,000

(1)	Includes accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOT U.S. Treasury 5-Year Note August 2021 Futures	$123.500	07/23/2021	1,527	$1,527	$(383)	$(353)

Total Written Options	$(383)	$(353)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2021	1,027	$226,269	$63	$24	$0
U.S. Treasury 10-Year Note September Futures	09/2021	1,495	198,088	1,227	350	0
U.S. Treasury 30-Year Bond September Futures	09/2021	295	47,421	1,437	194	0

$2,727	$568	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	319	$(170)	$(60)	$11	$(69)
Euro-Bund 10-Year Bond September Futures	09/2021	91	(18,625)	(120)	20	(58)
Put Options Strike @ EUR 171.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	319	(64)	41	48	(7)
U.S. Treasury 5-Year Note September Futures	09/2021	239	(29,500)	66	0	(15)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	690	(132,954)	(6,426)	0	(776)

$(6,499)	$79	$(925)

Total Futures Contracts	$(3,772)	$647	$(925)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2025	0.560%	$500	$7	$3	$10	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.625	6,300	100	17	117	2	0
Ford Motor Co.	5.000	Quarterly	09/20/2021	0.884	500	5	0	5	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2022	1.065	2,500	94	6	100	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.718	4,200	26	33	59	1	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	2.198	EUR	200	(19)	7	(12)	0	(1)
Volkswagen International Finance NV	1.000	Quarterly	12/20/2025	0.558	24,300	298	286	584	0	(15)

$511	$352	$863	$3	$(16)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$5,900	$(216)	$12	$(204)	$0	$(5)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	59,200	(1,551)	16	(1,535)	0	(47)
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	9,700	892	115	1,007	5	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	78,900	1,764	252	2,016	10	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	456,300	10,497	1,257	11,754	72	0
iTraxx Crossover 35 5-Year Index	5.000	Quarterly	06/20/2026	EUR	24,300	3,296	328	3,624	0	(30)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly	12/20/2025	238,500	6,774	1,038	7,812	0	(38)
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly	06/20/2026	304,900	9,258	478	9,736	0	(54)

$30,714	$3,496	$34,210	$87	$(174)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	0.250%	Annual	06/16/2031	GBP	132,000	$(1,106)	$1,106	$0	$137	$(137)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2031		65,400	(252)	462	210	141	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		48,800	1,622	(266)	1,356	0	(6)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	1,243,000	(1,187)	(552)	(1,739)	0	(63)
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023		336,000	0	(249)	(249)	0	(83)
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	25,600	0	(168)	(168)	0	(4)
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		51,200	0	(334)	(334)	0	(9)
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		256,300	6,629	(2,973)	3,656	42	0
Pay	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	24,800	0	(14)	(14)	1	0
Pay	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026		34,200	0	(18)	(18)	1	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		34,200	0	(16)	(16)	1	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		34,200	0	(15)	(15)	2	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		34,200	0	1	1	2	0
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		68,900	0	21	21	3	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		$48,700	1,097	(811)	286	25	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		138,800	(8,152)	1,413	(6,739)	165	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		66,100	1,738	753	2,491	0	(168)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		44,400	8,997	(3,169)	5,828	0	(240)
Pay	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	20,600	164	462	626	62	0
Pay(6)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	EUR	69,300	(963)	(53)	(1,016)	133	0
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		25,200	(390)	180	(210)	0	(113)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	1,230,000	(343)	66	(277)	1	0
Pay	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		3,260,000	(1,993)	702	(1,291)	0	(64)
Receive	CPTFEMU	1.314	Maturity	04/15/2026	EUR	14,600	147	(18)	129	17	0
Receive	CPTFEMU	1.500	Maturity	05/15/2026		38,100	(27)	12	(15)	55	0
Pay	UKRPI	3.475	Maturity	08/15/2030	GBP	120,800	(685)	(3,923)	(4,608)	426	0
Receive	UKRPI	3.397	Maturity	11/15/2030		1,100	0	63	63	0	(4)
Receive	UKRPI	3.445	Maturity	11/15/2030		1,900	0	92	92	0	(7)
Receive	UKRPI	3.510	Maturity	11/15/2030		1,000	0	37	37	0	(3)
Pay	UKRPI	3.217	Maturity	11/15/2040		1,900	0	(307)	(307)	14	0
Pay	UKRPI	3.272	Maturity	11/15/2040		1,400	0	(193)	(193)	11	0
Pay	UKRPI	3.273	Maturity	11/15/2040		1,900	0	(262)	(262)	14	0
Pay	UKRPI	3.340	Maturity	11/15/2040		1,700	0	(184)	(184)	13	0
Receive	UKRPI	3.000	Maturity	11/15/2050		800	0	263	263	0	(13)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,400	0	405	405	0	(23)
Receive	UKRPI	3.143	Maturity	11/15/2050		700	0	151	151	0	(11)

							$5,296	$(7,336)	$(2,040)	$1,266	$(948)

Total Swap Agreements							$36,521	$(3,488)	$33,033	$1,356	$(1,138)

(m)	Securities with an aggregate market value of $64,012 and cash of $13,250 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	DKK	2,877	$458	$0	$(1)
07/2021	$1,170	MXN	23,468	5	0
08/2021	CAD	58,979	$48,883	1,305	0
08/2021	CHF	10,452	11,584	273	0
08/2021	$7,936	EUR	6,543	0	(171)
08/2021	750	RUB	56,360	15	0
09/2021	15,664	IDR	225,767,375	0	(300)
09/2021	1,484	RUB	108,296	0	(21)
02/2022	1,187	ZAR	17,260	0	(14)
BPS	08/2021	AUD	11,567	$9,031	355	0
08/2021	SEK	42,770	5,119	120	0
11/2021	$2,493	MXN	50,323	0	(10)
12/2021	1,740	SGD	2,309	0	(24)
BRC	07/2021	937	MXN	18,808	5	0
CBK	07/2021	DKK	8,851	$1,404	0	(8)
07/2021	$680	RUB	52,501	36	0
08/2021	GBP	1,893	$2,673	54	0
08/2021	$927	RUB	69,680	18	0
09/2021	25,581	ZAR	351,814	0	(1,177)
10/2021	ILS	24,007	$7,257	0	(115)
11/2021	89,119	27,449	59	(4)
01/2022	9,708	2,956	0	(31)
02/2022	9,603	2,967	12	0
03/2022	49,009	14,889	0	(201)
06/2022	21,799	6,729	5	0
GLM	07/2021	$1,364	RUB	105,240	71	0
08/2021	CAD	2,142	$1,764	36	0
08/2021	EUR	12,548	14,944	52	0
08/2021	$1,299	RUB	97,337	22	0
09/2021	HKD	49,037	$6,321	4	0
09/2021	$1,886	RUB	138,246	0	(19)
09/2021	12,385	ZAR	170,484	0	(559)
03/2022	ILS	13,604	$4,141	0	(48)
HUS	08/2021	GBP	45,152	63,830	1,364	0
08/2021	JPY	5,024,500	46,243	999	0
08/2021	$1,813	RUB	136,519	40	0
09/2021	KRW	1,864,030	$1,673	24	0
09/2021	TWD	47,429	1,731	22	0
09/2021	$14,293	MXN	300,567	669	0
09/2021	779	RUB	57,020	0	(8)
10/2021	405	MXN	8,526	18	0
01/2022	ILS	9,287	$2,832	0	(25)
02/2022	$932	ZAR	14,445	50	0
JPM	07/2021	DKK	9,867	$1,565	0	(8)
07/2021	$2,324	DKK	14,477	0	(15)
08/2021	GBP	1,689	$2,385	49	0
08/2021	$2,945	CHF	2,645	0	(83)
10/2021	DKK	14,477	$2,328	15	0
10/2021	$18,360	MXN	386,196	784	0
12/2021	52,917	SGD	70,060	0	(834)
MYI	07/2021	1,143	DKK	7,119	0	(8)
07/2021	553	RUB	42,331	24	0
08/2021	CAD	2,760	$2,266	39	0
08/2021	EUR	177,870	215,370	4,264	0
08/2021	$2,667	AUD	3,461	0	(71)
10/2021	DKK	7,119	$1,145	8	0
01/2022	ILS	2,110	646	0	(4)
SCX	08/2021	AUD	185	140	1	0
08/2021	$4,097	GBP	2,903	0	(81)
08/2021	6,204	JPY	681,700	0	(65)
09/2021	TWD	1,526,198	$55,640	635	0
12/2021	INR	127,933	1,704	17	0
UAG	07/2021	$2,084	RUB	159,824	94	0
08/2021	NOK	5,619	$680	27	0
09/2021	$768	RUB	56,333	0	(7)

Total Forward Foreign Currency Contracts	$11,590	$(3,912)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

UAG	Call - OTC USD versus TWD	TWD	28.490	01/25/2022	24,692	$150	$126

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	241,600	$2,319	$1,613

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.641	07/07/2021	3,000	$17	$0

Total Purchased Options	$2,486	$1,739

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	2,000	$(9)	$(6)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	5,200	(5)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	4,600	(5)	0
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	1,000	(6)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	4,500	(5)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	2,000	(3)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	6,800	(8)	(6)
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	5,200	(4)	(4)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	5,200	(6)	(2)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	8,300	(5)	(5)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	8,300	(11)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	4,000	(4)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	4,600	(5)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	13,800	(19)	(4)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	8,300	(10)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	4,100	(4)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	4,300	(5)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	4,400	(6)	(2)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	6,700	(7)	(5)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	11,900	(13)	(7)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	1,500	(7)	(4)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	4,700	(5)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	5,200	(5)	(1)
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	09/15/2021	3,900	(23)	(9)
Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	3,000	(18)	(13)
Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	2,600	(2)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	4,100	(4)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	7,400	(7)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	9,200	(10)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	2,000	(2)	(2)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	5,600	(5)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	4,900	(6)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	4,900	(5)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	5,000	(5)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	6,300	(6)	(6)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	19,800	(21)	(13)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	8,500	(9)	(5)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	4,800	(6)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	4,300	(4)	0
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	2,800	(4)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	7,000	(9)	(5)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	5,100	(6)	(3)
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	900	(2)	0

$(311)	$(118)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	23,704	$(528)	$(128)
Call - OTC USD versus MXN	23.100	12/16/2021	23,704	(433)	(123)
MYI	Put - OTC USD versus MXN	19.000	12/09/2021	17,867	(353)	(76)
Call - OTC USD versus MXN	23.000	12/09/2021	17,867	(353)	(92)
UAG	Call - OTC USD versus TWD	TWD	29.500	01/25/2022	49,384	(150)	(110)

$(1,817)	$(529)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	483,200	$(2,320)	$(1,477)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.776	07/07/2021	2,200	(16)	0

$(2,336)	$(1,477)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.227	07/07/2021	1,600	$(8)	$(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	1,900	(6)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	4,300	(27)	(16)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	4,300	(19)	(24)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.375	07/07/2021	2,000	(8)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.609	07/07/2021	6,300	(27)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.672	07/07/2021	1,900	(8)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	100.219	07/07/2021	1,900	(12)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.203	07/07/2021	7,200	(26)	(12)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.219	07/07/2021	1,900	(10)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	800	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.375	07/07/2021	2,000	(5)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.422	07/07/2021	2,600	(11)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.641	07/07/2021	4,200	(14)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.645	07/07/2021	4,500	(15)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.766	07/07/2021	1,400	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	7,800	(49)	(13)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.188	08/05/2021	4,500	(15)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	12,500	(54)	(23)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.688	08/05/2021	9,600	(31)	(22)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.938	08/05/2021	5,300	(17)	(14)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.188	08/05/2021	4,500	(7)	(16)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.406	08/05/2021	12,500	(28)	(33)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.297	09/07/2021	7,300	(25)	(30)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.164	07/07/2021	4,400	(17)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.211	07/07/2021	4,400	(17)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.375	07/07/2021	1,100	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.703	08/05/2021	4,500	(9)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.801	08/05/2021	3,500	(16)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.078	08/05/2021	800	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.586	08/05/2021	5,300	(19)	(10)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.609	08/05/2021	5,000	(16)	(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.258	08/05/2021	2,300	(7)	(5)

$(537)	$(265)

Total Written Options	$(5,001)	$(2,389)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.944%	EUR	1,600	$370	$(23)	$347	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	ERAUSLT Index	479,376	0.301% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/14/2021	$212,541	$0	$(49)	$0	$(49)
Receive	ERAUSST Index	32,204	0.281% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/14/2021	189,396	0	(39)	0	(39)
Receive	ERADXULT Index	116,128	0.572% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	268,828	0	(8,866)	0	(8,866)
Receive	ERAEMLT Index	52,073	1.012% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	210,484	0	(5,736)	0	(5,736)
Pay	S&P 500 Total Return Index	14,799	0.392% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	130,730	0	(1,598)	0	(1,598)
Receive	ERAUSST Index	14,133	0.201% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/06/2021	83,118	0	(12)	0	(12)
Pay	S&P 500 Total Return Index	92,679	0.451% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	828,808	0	280	280	0
BRC	Receive	NDDUEAFE Index	1,885	0.051% (1-Month USD-LIBOR less a specified spread)	Monthly	02/23/2022	14,189	0	(2)	0	(2)
Receive	NDDUEAFE Index	9,186	0.022% (1-Month USD-LIBOR less a specified spread)	Monthly	06/01/2022	71,323	0	(2,186)	0	(2,186)
CBK	Receive	ERAUSST Index	3,793	0.301% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	22,307	0	(4)	0	(4)
FAR	Receive	ERAUSLT Index	1,017,869	0.341% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/06/2021	451,293	0	(118)	0	(118)
GST	Pay	S&P 500 Total Return Index	19,769	0.421% (1-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2022	176,790	0	57	57	0
HUS	Receive	ERAUSST Index	16,583	0.302% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	99,759	0	(2,244)	0	(2,244)
Receive	ERADXULT Index	27,637	0.571% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	61,882	0	(28)	0	(28)
JPM	Receive	ERAEMLT Index	34,705	0.962% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	140,281	0	(3,820)	0	(3,820)
Receive	ERAUSLT Index	730,163	0.292% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	325,843	0	(2,147)	0	(2,147)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

	Receive	ERADXULT Index	29,256	0.523% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/09/2022	67,939	0	(2,447)	0	(2,447)
	Receive	ERAUSLT Index	713,996	0.391% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/16/2022	316,564	0	(92)	0	(92)
	Receive	ERADXULT Index	75,039	0.541% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	168,020	0	(73)	0	(73)
	Receive	ERAEMLT Index	53,939	0.961% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	212,171	0	(161)	0	(161)
	Receive	ERAEMLT Index	3,925	1.071% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	15,439	0	(13)	0	(13)
	Receive	ERADXULT Index	54,602	0.552% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/15/2022	126,380	0	(4,148)	0	(4,148)
	Receive	ERAEMLT Index	28,835	1.002% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/15/2022	116,666	0	(3,288)	0	(3,288)
MEI	Receive	ERAEMLT Index	64,947	0.992% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/07/2021	262,522	0	(7,152)	0	(7,152)
	Receive	NDDUEAFE Index	3,783	(0.060)% (1-Month USD-LIBOR less a specified spread)	Monthly	08/25/2021	28,476	0	(1)	0	(1)
	Receive	ERADXULT Index	167,108	0.576% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/09/2022	374,172	0	(173)	0	(173)
UAG	Receive	ERAUSST Index	9,808	0.271% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	57,682	0	(11)	0	(11)
	Receive	NDDUEAFE Index	1,791	0.041% (1-Month USD-LIBOR less a specified spread)	Monthly	02/23/2022	13,481	0	(2)	0	(2)

								$0	$(44,073)	$337	$(44,410)

Total Swap Agreements								$370	$(44,096)	$684	$(44,410)

(o)

Securities with an aggregate market value of $65,868 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)				Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2021

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$126,762	$0	$126,762
Industrials	0	65,979	0	65,979
Utilities	0	23,584	0	23,584
Municipal Bonds & Notes
California	0	1,119	0	1,119
Illinois	0	565	0	565
Nebraska	0	29	0	29
New Jersey	0	416	0	416
Ohio	0	95	0	95
Pennsylvania	0	7	0	7
Texas	0	267	0	267
Washington	0	944	0	944
U.S. Government Agencies	0	17,104	0	17,104
U.S. Treasury Obligations	0	370,406	0	370,406
Non-Agency Mortgage-Backed Securities	0	116,620	0	116,620
Asset-Backed Securities	0	490,842	2,598	493,440
Sovereign Issues	0	39,257	0	39,257
Preferred Securities
Banking & Finance	686	2,938	0	3,624
Short-Term Instruments
Repurchase Agreements	0	111,000	0	111,000
Israel Treasury Bills	0	48,831	0	48,831
U.S. Treasury Bills	0	1,064,542	0	1,064,542
U.S. Treasury Cash Management Bills	0	472,602	0	472,602

	$686	$2,953,909	$2,598	$2,957,193
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,076,222	$0	$0	$1,076,222

Total Investments	$1,076,908	$2,953,909	$2,598	$4,033,415

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	79	1,924	0	2,003
Over the counter	0	14,013	0	14,013

	$79	$15,937	$0	$16,016
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(134)	(2,282)	0	(2,416)
Over the counter	(8)	(50,703)	0	(50,711)

	$(142)	$(52,985)	$0	$(53,127)

Total Financial Derivative Instruments	$(63)	$(37,048)	$0	$(37,111)

Totals	$1,076,845	$2,916,861	$2,598	$3,996,304

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 151.1% ¤
CORPORATE BONDS & NOTES 3.8%
BANKING & FINANCE 3.5%
Ally Financial, Inc. 8.000% due 11/01/2031		$176	$253
American Tower Corp. 3.000% due 06/15/2023		39	41
Aviation Capital Group LLC 2.875% due 01/20/2022		39	39
Avolon Holdings Funding Ltd.
3.950% due 07/01/2024		157	168
5.500% due 01/15/2023		11	12
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		333	347
Crown Castle International Corp. 3.150% due 07/15/2023		666	700
Deutsche Bank AG 4.250% due 10/14/2021		1,809	1,829
Ford Motor Credit Co. LLC
1.068% (US0003M + 0.880%) due 10/12/2021 ~		606	605
3.550% due 10/07/2022		254	261
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	274	547
Jyske Realkredit A/S
0.500% due 10/01/2043	DKK	9,337	1,421
1.000% due 10/01/2050		35,562	5,464
1.000% due 10/01/2053		25,147	3,783
2.500% due 10/01/2047		1	0
Natwest Group PLC
1.697% (US0003M + 1.550%) due 06/25/2024 ~		$769	787
4.519% due 06/25/2024 •		488	524
8.625% due 08/15/2021 •(g)(h)		258	260
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		39	39
2.600% due 09/28/2022		39	40
3.450% due 03/15/2023		20	21
3.650% due 09/21/2021		39	39
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	3,867	587
1.000% due 10/01/2050		36,445	5,605
1.500% due 10/01/2053		32,200	5,064
Nykredit Realkredit A/S
0.500% due 10/01/2043		49,739	7,566
1.000% due 10/01/2050		31,123	4,782
1.500% due 10/01/2053		90,400	14,249
2.500% due 10/01/2047		1	0
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$42	44
Realkredit Danmark A/S
1.000% due 10/01/2053	DKK	72,608	10,918
1.500% due 10/01/2053		26,400	4,143
2.500% due 04/01/2047		2	0
UniCredit SpA 7.830% due 12/04/2023		$910	1,055

			71,193

INDUSTRIALS 0.3%
AbbVie, Inc. 5.000% due 12/15/2021		397	401
Bayer U.S. Finance LLC 3.000% due 10/08/2021		235	237
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		22	23
Charter Communications Operating LLC 4.464% due 07/23/2022		388	402
Daimler Finance North America LLC 3.750% due 11/05/2021		235	238
Danone S.A. 2.077% due 11/02/2021		551	553
Delta Air Lines, Inc. 3.625% due 03/15/2022		606	615

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2021 (Unaudited)

Discovery Communications LLC 2.950% due 03/20/2023	10	10
Energy Transfer LP 3.600% due 02/01/2023	20	21
Enterprise Products Operating LLC 3.350% due 03/15/2023	39	41
ERAC USA Finance LLC 2.600% due 12/01/2021	88	89
GATX Corp. 0.896% (US0003M + 0.720%) due 11/05/2021 ~	793	794
Hewlett Packard Enterprise Co. 0.914% (US0003M + 0.720%) due 10/05/2021 ~	1,355	1,355
Komatsu Finance America, Inc. 2.437% due 09/11/2022	220	225
McDonald's Corp. 0.614% (US0003M + 0.430%) due 10/28/2021 ~	1,002	1,003
RELX Capital, Inc. 3.500% due 03/16/2023	20	21
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	31	31
Time Warner Cable LLC 4.000% due 09/01/2021	187	187
TransCanada PipeLines Ltd. 3.750% due 10/16/2023	11	12
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	39	42
VMware, Inc. 3.900% due 08/21/2027	39	43

		6,343

UTILITIES 0.0%
British Transco International Finance BV 0.000% due 11/04/2021 (e)	70	70
Duke Energy Corp. 2.400% due 08/15/2022	20	20
Sempra Energy 4.050% due 12/01/2023	59	63
Sprint Corp. 7.250% due 09/15/2021	99	101
Verizon Communications, Inc.
3.376% due 02/15/2025	43	47
4.016% due 12/03/2029	285	327

		628

Total Corporate Bonds & Notes (Cost $80,713)		78,164

U.S. GOVERNMENT AGENCIES 4.0%
Fannie Mae
0.522% due 10/25/2036 •	2	2
0.542% due 08/25/2037 •	72	73
1.328% due 09/01/2044 - 10/01/2044 •	2	2
2.125% due 04/24/2026	705	747
2.259% due 05/01/2038 •	382	404
Freddie Mac
0.453% due 07/15/2036 •	26	26
0.523% due 05/15/2032 - 09/15/2042 •	203	205
0.673% due 12/15/2037 •	36	36
0.693% due 10/15/2037 •	57	58
2.018% due 07/01/2036 •	9	10
2.115% due 09/01/2036 •	5	5
2.230% due 10/01/2036 •	5	5
Ginnie Mae
0.293% due 10/16/2053 ~(a)	156	1
0.386% due 10/20/2043 •	426	426
0.493% due 02/20/2049 •	813	816
0.599% due 08/20/2068 •	891	885
Small Business Administration
4.840% due 05/01/2025	5	5
4.990% due 09/01/2024	5	5
5.160% due 02/01/2028	4	4
5.310% due 05/01/2027	7	8
5.510% due 11/01/2027	3	4
5.820% due 06/01/2026	5	5
5.870% due 07/01/2028	3	3
6.770% due 11/01/2028	6	7
Uniform Mortgage-Backed Security
3.500% due 02/01/2045	7	8
4.000% due 09/01/2048 - 03/01/2049	36	39

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2021 (Unaudited)

Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2051 - 08/01/2051	73,100	77,905

Total U.S. Government Agencies (Cost $82,044)		81,694

U.S. TREASURY OBLIGATIONS 94.8%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2022 (k)	8,958	9,160
0.125% due 04/15/2022	35,561	36,480
0.125% due 07/15/2022	7,372	7,641
0.125% due 01/15/2023	33,992	35,520
0.125% due 07/15/2024	35,244	37,909
0.125% due 10/15/2024 (i)(k)	69,720	75,158
0.125% due 04/15/2025 (i)	166,411	179,669
0.125% due 10/15/2025	53,505	58,248
0.125% due 04/15/2026 (i)	96,072	104,554
0.125% due 07/15/2026	42,376	46,419
0.125% due 01/15/2030 (i)	115,235	126,596
0.125% due 07/15/2030 (i)	53,731	59,323
0.125% due 01/15/2031 (i)	107,622	118,540
0.125% due 02/15/2051	7,794	8,555
0.250% due 01/15/2025	31,449	34,048
0.250% due 07/15/2029	26,302	29,283
0.375% due 07/15/2023 (k)	41,081	43,710
0.375% due 07/15/2025	13,510	14,839
0.375% due 01/15/2027	32,384	35,861
0.375% due 07/15/2027	52,688	58,791
0.500% due 04/15/2024 (i)	89,751	96,764
0.500% due 01/15/2028 (i)	85,507	95,920
0.625% due 07/15/2021	17,531	17,601
0.625% due 04/15/2023	25,551	27,033
0.625% due 01/15/2024	51,103	55,050
0.625% due 01/15/2026	15,681	17,421
0.625% due 02/15/2043	31,395	37,557
0.750% due 07/15/2028	38,290	43,962
0.750% due 02/15/2042	16,389	19,992
0.750% due 02/15/2045 (i)	53,174	65,689
0.875% due 01/15/2029 (i)	87,962	101,848
0.875% due 02/15/2047	22,348	28,803
1.000% due 02/15/2046 (i)	50,254	65,791
1.000% due 02/15/2048	10,827	14,466
1.000% due 02/15/2049 (m)	4,206	5,673
1.375% due 02/15/2044 (i)	46,462	64,212
1.750% due 01/15/2028	5,444	6,583
2.000% due 01/15/2026	3,827	4,504
2.125% due 02/15/2040	14,766	22,038
2.125% due 02/15/2041	10,958	16,534
3.375% due 04/15/2032 (m)	110	162
3.875% due 04/15/2029 (m)	758	1,067
U.S. Treasury Notes
1.625% due 05/15/2026 (i)(m)	3,123	3,238
2.000% due 02/15/2025 (i)	3,096	3,251
2.750% due 02/15/2024 (i)(m)	4,890	5,195

Total U.S. Treasury Obligations (Cost $1,918,397)		1,940,658

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Adjustable Rate Mortgage Trust 3.047% due 07/25/2035 ~	14	14
Alliance Bancorp Trust 0.332% due 07/25/2037 •	1,880	1,765
AREIT Trust 2.744% due 04/15/2037 •	356	359
Banc of America Funding Trust 3.018% due 05/20/2036 ^~	36	37
Bancorp Commercial Mortgage Trust 1.174% due 09/15/2036 •	66	66
Bear Stearns Adjustable Rate Mortgage Trust
2.849% due 01/25/2035 ~	19	20
2.910% due 07/25/2036 ^~	16	16
3.129% due 02/25/2036 ^~	40	40
3.159% due 01/25/2035 ~	9	9
Bear Stearns ALT-A Trust 4.420% due 07/25/2035 ^~	80	68
Chase Mortgage Finance Trust
2.485% due 02/25/2037 ~	13	13
2.822% due 02/25/2037 ~	10	11
2.877% due 12/25/2035 ^~	3	3
5.500% due 12/25/2022 ^	45	27
Citigroup Mortgage Loan Trust
2.376% due 03/25/2034 ~	9	9
2.520% due 11/25/2035 •	8	8
Countrywide Alternative Loan Trust
5.500% due 04/25/2035	1,530	1,518
5.500% due 11/25/2035 ^	14	14
6.000% due 03/25/2037 ^	761	459

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2021 (Unaudited)

6.500% due 09/25/2037 ^		180	107
Countrywide Home Loan Mortgage Pass-Through Trust
2.766% due 08/20/2035 ^~		174	172
2.817% due 11/20/2034 ~		33	33
5.500% due 01/25/2035		27	27
6.000% due 04/25/2036		53	40
Countrywide Home Loan Reperforming REMIC Trust 0.432% due 06/25/2035 •		8	8
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 0.792% due 10/25/2035 ^•		58	34
Credit Suisse Mortgage Capital Certificates 6.039% due 10/26/2036 ~		3	3
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.886% due 04/25/2047 •		165	159
Eurosail PLC
1.034% due 06/13/2045 •	GBP	45	63
1.034% due 06/13/2045 •		133	184
First Horizon Alternative Mortgage Securities Trust
2.591% due 04/25/2035 ~		$29	31
6.000% due 02/25/2037 ^		66	41
GCAT LLC 2.981% due 09/25/2025 þ		2,033	2,053
GS Mortgage Securities Trust 4.592% due 08/10/2043		27	27
GSR Mortgage Loan Trust
2.793% due 09/25/2035 ~		2	2
2.825% due 11/25/2035 ~		12	13
2.924% due 09/25/2035 ~		1	1
2.927% due 01/25/2036 ^~		11	11
HarborView Mortgage Loan Trust
0.223% due 03/19/2037 •		89	83
0.298% due 12/19/2036 •		990	931
0.533% due 05/19/2035 •		61	59
0.713% due 11/19/2035 •		74	67
0.773% due 06/20/2035 •		49	48
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	862	1,198
HomeBanc Mortgage Trust
0.632% due 10/25/2035 •		$5	5
0.752% due 10/25/2035 •		10	10
IndyMac Mortgage Loan Trust
0.512% due 07/25/2036 •		113	109
0.652% due 07/25/2035 •		458	379
2.864% due 11/25/2035 ^~		23	21
JP Morgan Alternative Loan Trust 6.810% due 08/25/2036 ^þ		255	249
JP Morgan Mortgage Trust
2.696% due 07/25/2035 ~		7	7
2.777% due 04/25/2035 ~		2	2
MASTR Adjustable Rate Mortgages Trust 2.876% due 11/21/2034 ~		15	16
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.813% due 09/15/2030 •		11	11
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.553% due 06/15/2030 •		1	1
Merrill Lynch Mortgage Investors Trust
2.116% due 12/25/2034 ~		8	8
2.974% due 06/25/2035 ~		19	20
Natixis Commercial Mortgage Securities Trust 0.823% due 02/15/2033 •		443	444
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		917	957
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.852% due 12/25/2035 •		607	611
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036		25	24
6.000% due 09/25/2036 ^		65	62
Residential Asset Securitization Trust
0.492% due 05/25/2035 •		178	131
5.750% due 03/25/2037 ^		53	28
6.500% due 09/25/2036 ^		920	512
Structured Adjustable Rate Mortgage Loan Trust
1.042% due 11/25/2034 •		69	67
3.132% due 03/25/2036 ^~		29	25
Structured Asset Mortgage Investments Trust
0.512% due 05/25/2036 •		11	9
0.773% due 05/19/2035 •		5	5
Thornburg Mortgage Securities Trust 1.544% due 03/25/2037 ^•		277	260
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •	GBP	1,575	2,190
WaMu Mortgage Pass-Through Certificates Trust
0.832% due 11/25/2034 •		$25	24
0.832% due 01/25/2045 •		46	46
0.892% due 01/25/2045 •		30	30
2.577% due 06/25/2034 ~		4	4

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2021 (Unaudited)

2.747% due 10/25/2034 ~		4	4
2.793% due 01/25/2035 ~		5	5
3.320% due 08/25/2036 ^~		2	2
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		12	11
Wells Fargo Mortgage-Backed Securities Trust 2.827% due 04/25/2036 ~		28	27

Total Non-Agency Mortgage-Backed Securities (Cost $15,746)			16,167

ASSET-BACKED SECURITIES 8.9%
ACE Securities Corp. Home Equity Loan Trust
0.962% due 05/25/2035 •		92	90
0.992% due 12/25/2034 •		56	55
1.217% due 04/25/2035 •		2,000	1,960
1.892% due 06/25/2034 •		6	6
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	1,000	1,184
Adams Mill CLO Ltd. 1.284% due 07/15/2026 •		$344	344
American Money Management Corp. CLO Ltd. 0.000% due 11/10/2030 •(b)		800	800
Anchorage Capital CLO Ltd.
1.234% due 07/15/2030 •		3,400	3,397
1.588% due 10/20/2031 •		1,700	1,703
Apidos CLO 0.000% due 07/17/2030 •		1,000	999
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	2,900	3,444
Arch Street CLO Ltd. 1.188% due 10/20/2028 •		$2,200	2,201
Argent Mortgage Loan Trust 0.332% due 05/25/2035 •		95	89
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	2,400	2,840
Asset-Backed Securities Corp. Home Equity Loan Trust 0.322% due 11/25/2036 •		$727	698
Assurant CLO Ltd.
1.141% due 10/20/2031 •		1,000	1,000
1.438% due 10/20/2029 •		700	700
Atrium Corp. 1.014% due 04/22/2027 •		320	320
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	188	224
Bain Capital Euro DAC 0.740% due 01/20/2032 •		2,000	2,369
Bear Stearns Asset-Backed Securities Trust
0.752% due 02/25/2036 •		$946	890
1.092% due 09/25/2046 •		45	41
Birch Grove CLO Ltd. 0.000% due 06/15/2031 •(b)		4,900	4,900
Blackrock European CLO DAC 0.620% due 10/15/2031 •	EUR	1,600	1,889
BlueMountain CLO Ltd. 1.120% due 07/18/2027 •		$1,379	1,380
BlueMountain Fuji EUR CLO DAC
0.650% due 07/15/2030 •	EUR	2,800	3,329
0.910% due 01/15/2033 •		1,700	2,004
BNC Mortgage Loan Trust 0.412% due 11/25/2036 •		$1,514	1,496
Cairn CLO BV
0.000% due 10/15/2031 •	EUR	2,300	2,727
0.600% due 04/30/2031 •		3,200	3,785
Carlyle Global Market Strategies CLO Ltd.
0.000% due 08/14/2030 •(b)		$1,900	1,900
1.184% due 07/28/2028 •		1,708	1,709
Carlyle Global Market Strategies Euro CLO 0.700% due 01/15/2031 •	EUR	3,100	3,676
Catamaran CLO Ltd.
1.031% due 01/27/2028 •		$214	214
1.280% due 01/18/2029 •		2,721	2,725
Cathedral Lake CLO Ltd. 1.034% due 07/16/2029 •		1,900	1,900
CIFC Funding Ltd. 1.036% due 10/25/2027 •		274	274
CIT Mortgage Loan Trust 1.442% due 10/25/2037 •		225	227
Citigroup Mortgage Loan Trust
0.362% due 05/25/2037 •		2,400	2,237
0.562% due 03/25/2037 •		4,100	3,933
Citigroup Mortgage Loan Trust, Inc. 0.587% due 10/25/2036 •		254	249
CoreVest American Finance Trust 2.968% due 10/15/2049		20	20
Countrywide Asset-Backed Certificates
0.232% due 05/25/2035 •		506	490

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2021 (Unaudited)

0.232% due 07/25/2037 •		102	97
0.282% due 11/25/2037 •		3,956	3,789
0.292% due 09/25/2037 •		27	26
0.342% due 03/25/2037 •		235	226
0.572% due 05/25/2036 •		845	742
1.127% due 12/25/2035 •		286	285
5.805% due 04/25/2036 ^~		131	129
Countrywide Asset-Backed Certificates Trust 1.817% due 11/25/2034 •		2,920	2,948
Countrywide Asset-Backed Certificates Trust, Inc.
0.872% due 11/25/2034 •		22	21
0.947% due 08/25/2034 •		7	7
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	1,000	1,181
0.650% due 10/15/2031 •		1,000	1,188
0.780% due 08/15/2032 •		1,600	1,895
Dryden Euro CLO BV 0.660% due 04/15/2033 •		1,500	1,772
Dryden Euro CLO DAC 0.000% due 05/15/2034 •(b)		1,900	2,253
Dryden Senior Loan Fund
0.000% due 04/15/2028 •		$2,400	2,400
1.084% due 10/15/2027 •		421	421
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	300	355
First Franklin Mortgage Loan Trust
0.797% due 11/25/2036 •		$568	559
0.962% due 09/25/2035 •		1,134	1,133
Fremont Home Loan Trust
0.227% due 10/25/2036 •		139	128
0.232% due 01/25/2037 •		230	154
0.332% due 10/25/2036 •		747	420
0.932% due 03/25/2035 •		1,701	1,566
GSAMP Trust
0.292% due 11/25/2036 •		104	65
0.827% due 09/25/2035 ^•		10	10
1.067% due 03/25/2035 ^•		134	131
Halcyon Loan Advisors Funding Ltd. 1.108% due 04/20/2027 •		34	34
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	3,000	3,555
0.960% due 10/20/2031 •		1,800	2,132
Home Equity Mortgage Loan Asset-Backed Trust 0.312% due 04/25/2037 •		$119	103
HSI Asset Securitization Corp. Trust 0.362% due 02/25/2036 •		98	96
ICG U.S. CLO Ltd. 1.584% due 10/22/2031 •		1,700	1,704
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 1.142% due 11/25/2034 •		22	21
IndyMac Mortgage Loan Trust 0.162% due 07/25/2036 •		995	388
Jubilee CLO BV
0.600% due 04/15/2030 •	EUR	2,800	3,313
0.610% due 04/15/2030 •		3,300	3,912
0.650% due 04/15/2031 •		800	946
KKR CLO Ltd. 0.000% due 07/15/2030 •		$1,000	1,000
LCM LP 1.188% due 07/20/2030 •		1,900	1,900
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		901	664
Lehman XS Trust 4.688% due 06/25/2036 þ		300	322
LoanCore Issuer Ltd. 1.203% due 05/15/2036 •		431	431
Long Beach Mortgage Loan Trust 0.212% due 08/25/2036 •		84	46
Man GLG Euro CLO 0.900% due 10/15/2032 •	EUR	1,050	1,246
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		2,000	2,375
Marathon CLO Ltd. 1.334% due 04/15/2029 •		$3,500	3,505
Marlette Funding Trust 2.690% due 09/17/2029		10	10
Massachusetts Educational Financing Authority 1.126% due 04/25/2038 •		67	67
MASTR Asset-Backed Securities Trust 0.432% due 06/25/2036 •		278	270
Merrill Lynch Mortgage Investors Trust
0.302% due 02/25/2037 •		1,492	656
0.812% due 10/25/2035 •		1,223	1,168
0.812% due 05/25/2036 •		17	16
MidOcean Credit CLO
0.000% due 01/29/2030 •		1,500	1,499

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2021 (Unaudited)

1.205% due 02/20/2031 •		300	300
Morgan Stanley ABS Capital, Inc. Trust
0.222% due 10/25/2036 •		722	687
0.992% due 05/25/2034 •		1,936	1,918
1.022% due 03/25/2035 •		4	4
1.127% due 07/25/2035 •		819	819
Mountain View CLO Ltd.
1.008% due 10/13/2027 •		229	229
1.298% due 04/15/2029 •		2,600	2,603
MP CLO Ltd. 0.891% due 10/18/2028 •		5,200	5,200
North Carolina State Education Assistance Authority 0.892% due 07/25/2039 •		426	427
NovaStar Mortgage Funding Trust 0.797% due 01/25/2036 •		321	321
Ocean Trails CLO 0.984% due 07/15/2028 •		930	930
OCP CLO Ltd.
0.984% due 07/15/2027 •		53	53
0.996% due 10/26/2027 •		187	187
Option One Mortgage Loan Trust
0.232% due 01/25/2037 •		254	191
0.232% due 03/25/2037 •		210	162
0.332% due 04/25/2037 •		3,209	2,039
OZLM Ltd. 1.186% due 05/16/2030 •		600	600
Palmer Square European Loan Funding DAC 0.870% due 02/15/2030 •	EUR	1,574	1,869
Palmer Square Loan Funding Ltd. 0.000% due 07/20/2029 •(b)		$2,200	2,200
Renaissance Home Equity Loan Trust
0.952% due 06/25/2033 •		1,849	1,746
1.192% due 09/25/2037 •		830	424
Residential Asset Securities Corp. Trust
0.372% due 09/25/2036 •		2,185	2,130
0.572% due 08/25/2036 •		359	325
Romark CLO Ltd. 0.000% due 10/23/2030 •(b)		900	900
Saxon Asset Securities Trust 0.402% due 09/25/2037 •		104	102
Sculptor CLO Ltd. 1.410% due 01/15/2031 •		3,400	3,401
Securitized Asset-Backed Receivables LLC Trust
0.592% due 05/25/2036 •		1,064	741
0.767% due 10/25/2035 •		3,500	3,473
SLM Student Loan Trust 1.676% due 04/25/2023 •		220	222
Sound Point CLO Ltd.
1.156% due 07/25/2030 •		1,300	1,300
1.163% due 01/23/2029 •		3,446	3,450
1.238% due 10/20/2028 •		2,719	2,723
Soundview Home Loan Trust
0.292% due 06/25/2037 •		911	755
1.042% due 10/25/2037 •		122	105
St Paul's CLO DAC 0.850% due 04/25/2030 •	EUR	400	475
Steele Creek CLO Ltd. 1.049% due 05/21/2029 •		$1,400	1,400
Structured Asset Securities Corp. Mortgage Loan Trust
0.662% due 10/25/2036 •		364	358
1.592% due 04/25/2035 •		9	10
TICP CLO Ltd. 1.028% due 04/20/2028 •		1,857	1,856
Venture CLO Ltd.
0.000% due 09/07/2030 •		800	799
1.064% due 04/15/2027 •		287	287
1.064% due 07/15/2027 •		148	148
1.088% due 10/20/2028 •		688	688
1.238% due 07/20/2030 •		3,500	3,497
1.288% due 01/20/2029 •		2,900	2,902
Vibrant CLO Ltd. 1.228% due 09/15/2030 •		1,900	1,900
Voya CLO Ltd. 0.978% due 07/20/2029 •		3,500	3,500
Wells Fargo Home Equity Asset-Backed Securities Trust 2.492% due 12/25/2034 •		137	142
WhiteHorse Ltd. 1.120% due 04/17/2027 •		87	87

Total Asset-Backed Securities (Cost $182,523)			182,283

SOVEREIGN ISSUES 5.3%
Australia Government International Bond
1.250% due 02/21/2022	AUD	1,982	1,514
3.000% due 09/20/2025		1,970	1,743

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2021 (Unaudited)

Autonomous City of Buenos Aires 39.117% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	1,314	8
Canada Government Real Return Bond 4.250% due 12/01/2026 (f)	CAD	1,064	1,107
Denmark Government International Bond 0.100% due 11/15/2023 (f)	DKK	3,731	619
France Government International Bond
0.250% due 07/25/2024 (f)	EUR	9,517	12,062
2.100% due 07/25/2023 (f)		542	695
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (f)		21,123	27,062
1.400% due 05/26/2025 (f)		14,919	19,117
Japan Government International Bond
0.005% due 03/10/2031 (f)	JPY	1,215,990	11,197
0.100% due 03/10/2028 (f)		1,098,433	10,144
0.100% due 03/10/2029 (f)		1,396,446	12,928
Mexico Government International Bond 4.500% due 11/22/2035 (f)	MXN	1,366	80
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	383	297
3.000% due 09/20/2030		2,810	2,473
Peru Government International Bond 5.940% due 02/12/2029	PEN	959	273
Qatar Government International Bond 3.875% due 04/23/2023		$352	374
Saudi Government International Bond 4.000% due 04/17/2025		601	665
United Kingdom Gilt 1.250% due 11/22/2027 (f)	GBP	4,032	7,208

Total Sovereign Issues (Cost $108,196)			109,566

		SHARES
COMMON STOCKS 0.3%
CONSUMER DISCRETIONARY 0.3%
Hilton Worldwide Holdings, Inc. (c)		10,900	1,315
Marriott International, Inc. 'A' (c)		8,900	1,215
Marriott Vacations Worldwide Corp. (c)		10,000	1,593
Travel Leisure Co.		20,000	1,189

Total Common Stocks (Cost $5,595)			5,312

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(g)		223,000	256

Total Preferred Securities (Cost $241)			256

REAL ESTATE INVESTMENT TRUSTS 19.7%
REAL ESTATE 19.7%
Agree Realty Corp.		64,037	4,514
Alexandria Real Estate Equities, Inc.		42,723	7,773
American Campus Communities, Inc.		88,741	4,146
American Homes 4 Rent 'A'		279,279	10,850
American Tower Corp.		47,370	12,796
Americold Realty Trust		253,595	9,599
Apartment Income REIT Corp.		103,777	4,922
AvalonBay Communities, Inc.		65,629	13,696
Boston Properties, Inc.		41,300	4,733
Brixmor Property Group, Inc.		139,450	3,192
Camden Property Trust		53,132	7,049
CoreSite Realty Corp.		44,070	5,932
Crown Castle International Corp.		10,079	1,966
CubeSmart		91,406	4,234
Digital Realty Trust, Inc.		102,164	15,372
Duke Realty Corp.		234,328	11,095
Equinix, Inc.		10,061	8,075
Equity LifeStyle Properties, Inc.		208,952	15,527
Equity Residential		166,304	12,805
Essex Property Trust, Inc.		29,999	9,000
Extra Space Storage, Inc.		34,822	5,705
Federal Realty Investment Trust		13,747	1,611
First Industrial Realty Trust, Inc.		110,258	5,759
Gaming and Leisure Properties, Inc.		136,344	6,317
Healthcare Realty Trust, Inc.		89,086	2,690
Healthcare Trust of America, Inc. 'A'		114,909	3,068
Healthpeak Properties, Inc.		236,749	7,881
Host Hotels & Resorts, Inc. (c)		384,306	6,568

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2021 (Unaudited)

Invitation Homes, Inc.	481,369	17,950
JBG SMITH Properties	56,300	1,774
Kilroy Realty Corp.	3,456	241
Kimco Realty Corp.	206,782	4,311
Life Storage, Inc.	30,150	3,237
MGM Growth Properties LLC	593,067	21,718
Mid-America Apartment Communities, Inc.	30,577	5,150
Park Hotels & Resorts, Inc. (c)	111,942	2,307
Pebblebrook Hotel Trust	91,276	2,150
Prologis, Inc.	250,028	29,886
Public Storage	73,728	22,169
Realty Income Corp.	53,435	3,566
Regency Centers Corp.	79,924	5,121
Retail Opportunity Investments Corp.	91,886	1,623
Rexford Industrial Realty, Inc.	86,712	4,938
Sabra Health Care REIT, Inc.	4,711	86
SBA Communications Corp.	31,197	9,942
Simon Property Group, Inc.	55,863	7,289
SITE Centers Corp.	114,095	1,718
Sun Communities, Inc.	86,266	14,786
Sunstone Hotel Investors, Inc. (c)	55,682	692
Terreno Realty Corp.	38,032	2,454
UDR, Inc.	137,431	6,731
Ventas, Inc.	176,064	10,053
Vornado Realty Trust	74,999	3,500
Weingarten Realty Investors	81,109	2,601
Welltower, Inc.	113,665	9,446

Total Real Estate Investment Trusts (Cost $339,679)		402,314

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.5%
U.S. TREASURY BILLS 10.6%
0.039% due 08/03/2021 - 12/09/2021 (b)(d)(e)	$216,700	216,679

U.S. TREASURY CASH MANAGEMENT BILLS 2.9%
0.031% due 08/12/2021 - 10/12/2021 (b)(d)(e)	59,700	59,694

Total Short-Term Instruments (Cost $276,377)		276,373

Total Investments in Securities (Cost $3,009,511)		3,092,787

	SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III	1,573,207	15,513

Total Short-Term Instruments (Cost $15,512)		15,513

Total Investments in Affiliates (Cost $15,512)		15,513

Total Investments 151.9% (Cost $3,025,023)		$3,108,300
Financial Derivative Instruments (j)(l) 0.4%(Cost or Premiums, net $(133))		8,810
Other Assets and Liabilities, net (52.3)%		(1,070,839)

Net Assets 100.0%		$2,046,271

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.000%	06/21/2021	07/06/2021	$(33,842)	$(33,841)
GRE	0.040	06/08/2021	07/08/2021	(81,046)	(81,048)
0.040	06/08/2021	07/13/2021	(47,289)	(47,291)
0.060	05/06/2021	07/06/2021	(483,959)	(484,004)
0.060	05/11/2021	07/12/2021	(176,619)	(176,634)
0.070	06/22/2021	07/06/2021	(7,613)	(7,613)

Total Reverse Repurchase Agreements	$(830,431)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BOS	0.000%	06/08/2021	07/06/2021	$(183,126)	$(183,126)

Total Sale-Buyback Transactions	$(183,126)

(i)	Securities with an aggregate market value of $1,014,901 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(918,330) at a weighted average interest rate of 0.047%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 114.300 on Euro-Schatz Bond September 2021 Futures (1)	08/2021	2,531	$15	$(1)	$0	$0
Euro-Bobl September Futures	09/2021	443	70,467	94	79	(21)
Euro-Bund 10-Year Bond September Futures	09/2021	269	55,057	429	172	(61)
Gold 100 oz. August Futures	08/2021	97	17,185	(5)	80	0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2021 (Unaudited)

U.S. Treasury 5-Year Note September Futures	09/2021	2,585	319,066	(420)	148	0

$97	$479	$(82)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Italy Government Bond September Futures	09/2021	58	$(10,413)	$(73)	$0	$(51)
Euro-Buxl 30-Year Bond September Futures	09/2021	255	(61,453)	(921)	151	(466)
Euro-OAT France Government 10-Year Bond September Futures	09/2021	29	(5,469)	(21)	2	(16)
Euro-Schatz September Futures	09/2021	2,505	(333,090)	20	0	(30)
Japan Government 10-Year Bond September Futures	09/2021	26	(35,501)	(46)	0	(9)
U.S. Treasury 2-Year Note September Futures	09/2021	358	(78,875)	(6)	1	(6)
U.S. Treasury 10-Year Note September Futures	09/2021	327	(43,328)	(131)	0	(77)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	510	(75,074)	(881)	0	(247)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	224	(43,162)	(2,055)	0	(252)
United Kingdom Long Gilt September Futures	09/2021	39	(6,911)	(72)	0	(7)

$(4,186)	$154	$(1,161)

Total Futures Contracts	$(4,089)	$633	$(1,243)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(2)	3-Month EUR-EURIBOR	(0.526)%	Annual	11/21/2023	EUR	29,100	$0	$(42)	$(42)	$3	$0
Pay	CPTFEMU	1.380	Maturity	03/15/2031	2,900	(20)	(80)	(100)	0	(5)
Receive	CPURNSA	2.419	Maturity	03/05/2026	$4,400	0	95	95	4	0
Receive	CPURNSA	2.768	Maturity	05/13/2026	8,500	0	(6)	(6)	6	0
Receive	CPURNSA	2.813	Maturity	05/14/2026	3,300	0	(11)	(11)	2	0
Receive	CPURNSA	2.703	Maturity	05/25/2026	2,240	0	4	4	2	0
Receive	CPURNSA	2.690	Maturity	06/01/2026	4,100	0	8	8	3	0
Pay	CPURNSA	2.006	Maturity	11/30/2030	8,200	0	(536)	(536)	0	(11)
Pay	UKRPI	3.330	Maturity	01/15/2025	GBP	36,500	524	(307)	217	37	0
Pay	UKRPI	3.480	Maturity	01/15/2030	14,300	247	(297)	(50)	43	0
Pay	UKRPI	3.450	Maturity	01/15/2031	7,500	(97)	(335)	(432)	32	0
Pay	UKRPI	3.624	Maturity	02/15/2031	4,300	0	(108)	(108)	22	0
Pay	UKRPI	3.750	Maturity	04/15/2031	7,300	3	(24)	(21)	36	0
Pay	UKRPI	3.566	Maturity	03/15/2036	1,500	0	(33)	(33)	10	0
Pay	UKRPI	3.580	Maturity	03/15/2036	4,500	(28)	(51)	(79)	30	0

Total Swap Agreements	$629	$(1,723)	$(1,094)	$230	$(16)

(k)	Securities with an aggregate market value of $2,927 and cash of $5,886 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.
(2)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	DKK	99,739	$15,872	$0	$(32)
08/2021	EUR	74,932	90,931	1,998	0
08/2021	GBP	542	768	18	0
08/2021	$1,136	AUD	1,467	0	(36)
09/2021	4,689	IDR	67,580,612	0	(90)
BPS	07/2021	DKK	37,985	$6,153	96	0
07/2021	$1,048	DKK	6,435	0	(22)
08/2021	4,695	SEK	39,225	0	(110)
BRC	08/2021	GBP	469	$663	14	0
CBK	07/2021	DKK	77,336	12,265	0	(67)
07/2021	$866	DKK	5,445	2	0
08/2021	PEN	1,150	$297	0	(2)
08/2021	$972	EUR	794	0	(29)
GLM	07/2021	DKK	78,125	$12,630	173	0
08/2021	EUR	2,041	2,431	8	0
HUS	08/2021	GBP	8,764	12,389	265	0
08/2021	JPY	354,300	3,261	70	0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2021 (Unaudited)

	08/2021	NZD	3,372		2,432		75	0
	08/2021		$3,511	CAD	4,258		0	(76)
	08/2021		1,311	GBP	924		0	(32)
	09/2021	MXN	1,615		$77		0	(4)
	09/2021		$4,692	CNH	30,156		0	(53)
JPM	07/2021	DKK	86,218		$13,675		0	(73)
	07/2021		$42,813	DKK	266,723		0	(282)
	10/2021	DKK	266,723		$42,888		283	0
MYI	07/2021		$21,063	DKK	131,152		0	(150)
	08/2021	EUR	20,508		$24,832		492	0
	08/2021	JPY	3,461,500		31,709		539	0
	10/2021	DKK	131,152		21,099		150	0
SCX	07/2021		31,490		5,112		91	0
UAG	08/2021		$4,653	NOK	38,460		0	(185)

Total Forward Foreign Currency Contracts							$4,274	$(1,243)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.700%	08/24/2021	68,500	$247	$29

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		$99.664	07/07/2021		800	$4	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051		100.156	08/05/2021		500	5	1
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		103.234	08/05/2021		1,000	6	4
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		99.641	07/07/2021		800	4	0

							$19	$5

Total Purchased Options							$266	$34

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-36 5-Year Index		Sell	0.750%	08/18/2021	3,000	$(3)	$(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	07/21/2021	2,400	(2)	0
BPS	Put - OTC CDX.HY-35 5-Year Index		Sell	100.000	07/21/2021	600	(4)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.825	08/18/2021	2,300	(3)	0
BRC	Call - OTC CDX.IG-36 5-Year Index		Buy	0.475	08/18/2021	2,900	(2)	(2)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	09/15/2021	2,900	(4)	(1)
	Call - OTC iTraxx Europe 34 5-Year Index		Buy	0.400	07/21/2021	3,100	(2)	(2)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	3,100	(4)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	07/21/2021	1,600	(2)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.700	08/18/2021	11,900	(17)	(3)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	08/18/2021	4,200	(5)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.800	08/18/2021	2,300	(3)	(1)
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	08/18/2021	2,300	(3)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.850	10/20/2021	3,900	(4)	(2)
CBK	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	08/18/2021	2,600	(3)	0
FBF	Put - OTC CDX.HY-36 5-Year Index		Sell	104.000	09/15/2021	700	(4)	(2)
	Call - OTC CDX.IG-36 5-Year Index		Buy	0.475	08/18/2021	1,500	(1)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	08/18/2021	4,400	(4)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.850	09/15/2021	3,300	(3)	(1)
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	09/15/2021	6,000	(6)	(2)
GST	Put - OTC CDX.IG-36 5-Year Index		Sell	0.900	07/21/2021	1,800	(2)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.800	08/18/2021	2,800	(3)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.750	07/21/2021	2,200	(3)	0
	Put - OTC iTraxx Europe 35 5-Year Index		Sell	0.750	07/21/2021	2,400	(2)	0
MYC	Put - OTC CDX.HY-36 5-Year Index		Sell	98.000	07/21/2021	600	(1)	0

							$(90)	$(21)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.526%	11/17/2022	58,300	$(91)	$(28)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2021 (Unaudited)

JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	200	(1)	0
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.550	08/24/2021	137,000	(216)	(11)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	600	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.776	07/07/2021	600	(4)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	34,500	(244)	(22)

$(561)	$(61)

OPTIONS ON INDICES
Counterparty	Description	Strike Value	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC S&P GSCI Energy Index «	1.685	09/14/2021	29,177	$(156)	$0

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.227	07/07/2021	500	$(3)	$(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	700	(2)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	1,000	(6)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	1,000	(4)	(5)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	1,800	(6)	(3)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	1,700	(6)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	1,000	(6)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.313	09/07/2021	500	(2)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.047	07/07/2021	400	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	104.047	07/07/2021	400	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	2,000	(6)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.141	08/05/2021	700	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	700	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	700	(2)	(2)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.375	07/07/2021	500	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.547	07/07/2021	900	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.609	07/07/2021	2,400	(10)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.672	07/07/2021	900	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	100.219	07/07/2021	700	(4)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.203	07/07/2021	2,500	(9)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.219	07/07/2021	700	(4)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	2,300	(12)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.375	07/07/2021	500	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.422	07/07/2021	700	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.547	07/07/2021	300	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.641	07/07/2021	1,500	(5)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.645	07/07/2021	1,600	(5)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.766	07/07/2021	700	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	1,800	(11)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.188	08/05/2021	1,000	(3)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	3,400	(15)	(6)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.688	08/05/2021	1,600	(5)	(3)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2021 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.938	08/05/2021	700	(2)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.188	08/05/2021	1,000	(2)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.406	08/05/2021	3,400	(8)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.281	09/07/2021	1,500	(7)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.281	09/07/2021	2,600	(7)	(11)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.297	09/07/2021	900	(3)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.328	09/07/2021	2,500	(8)	(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.164	07/07/2021	900	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.211	07/07/2021	900	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.375	07/07/2021	900	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.703	08/05/2021	1,000	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.801	08/05/2021	700	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.078	08/05/2021	1,200	(5)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.344	08/05/2021	900	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.586	08/05/2021	700	(3)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.609	08/05/2021	1,500	(5)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	101.844	09/07/2021	700	(2)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	103.844	09/07/2021	700	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.258	08/05/2021	700	(2)	(1)

$(221)	$(113)

Total Written Options	$(1,028)	$(195)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	DWRTFT Index	23,185	0.331% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/22/2021	$290,800	$0	$(73)	$0	$(73)
Receive	BCOMF1NTC Index	50,338	0.120%	Monthly	02/15/2022	6,351	0	6	6	0
Receive	CSIXTR Index	52,578	0.240% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	249,089	0	3,268	3,268	0
BRC	Receive	DWRTFT Index	9,570	0.461% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	120,033	0	(44)	0	(44)
CBK	Receive	DWRTFT Index	7,064	0.461% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/11/2022	88,601	0	(31)	0	(31)
GST	Receive	CSIXTR Index	84,064	0.220% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	398,250	0	5,227	5,227	0
JPM	Receive	CSIXTR Index	5,373	0.230% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	25,456	0	334	334	0
MYI	Receive	DWRTFT Index	13,945	0.415% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/05/2022	177,477	0	(2,597)	0	(2,597)
UAG	Receive	DWRTFT Index	1,015	0.351% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	12,731	0	(4)	0	(4)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	June 30, 2021 (Unaudited)

Receive	DWRTFT Index	19,538	0.451% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/25/2021	245,057	0	(84)	0	(84)

$0	$6,002	$8,835	$(2,833)

VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(3)	4.347%	Maturity	03/04/2022	$18,753	$0	$334	$334	$0

Total Swap Agreements	$0	$6,336	$9,169	$(2,833)

(m)

Securities with an aggregate market value of $1,054 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(3)	Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$71,193	$0	$71,193
Industrials	0	6,343	0	6,343
Utilities	0	628	0	628
U.S. Government Agencies	0	81,694	0	81,694
U.S. Treasury Obligations	0	1,940,658	0	1,940,658
Non-Agency Mortgage-Backed Securities	0	16,167	0	16,167
Asset-Backed Securities	0	182,283	0	182,283
Sovereign Issues	0	109,566	0	109,566
Common Stocks
Consumer Discretionary	5,312	0	0	5,312
Preferred Securities
Banking & Finance	0	256	0	256
Real Estate Investment Trusts
Real Estate	402,314	0	0	402,314
Short-Term Instruments
U.S. Treasury Bills	0	216,679	0	216,679
U.S. Treasury Cash Management Bills	0	59,694	0	59,694

$407,626	$2,685,161	$0	$3,092,787
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,513	$0	$0	$15,513

Total Investments	$423,139	$2,685,161	$0	$3,108,300

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	484	379	0	863
Over the counter	0	13,477	0	13,477

$484	$13,856	$0	$14,340
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(661)	(598)	0	(1,259)
Over the counter	0	(4,271)	0	(4,271)

$(661)	$(4,869)	$0	$(5,530)

Total Financial Derivative Instruments	$(177)	$8,987	$0	$8,810

Totals	$422,962	$2,694,148	$0	$3,117,110

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 76.1% ¤
CORPORATE BONDS & NOTES 4.8%
BANKING & FINANCE 3.2%
Aviation Capital Group LLC
4.125% due 08/01/2025		$100	$108
5.500% due 12/15/2024		100	113
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		100	100
5.125% due 10/01/2023		100	108
Barclays PLC
1.536% (US0003M + 1.380%) due 05/16/2024 ~		451	459
7.750% due 09/15/2023 •(e)(f)		600	661
7.875% due 09/15/2022 •(e)(f)	GBP	400	594
BNP Paribas S.A. 1.323% due 01/13/2027 •		$400	395
Citigroup, Inc. 3.200% due 10/21/2026		97	105
Credit Suisse Group AG
6.250% due 12/18/2024 •(e)(f)		200	219
7.500% due 12/11/2023 •(e)(f)		400	445
Deutsche Bank AG
1.369% (US0003M + 1.230%) due 02/27/2023 ~		634	641
1.375% due 09/03/2026 •	EUR	200	246
1.625% due 01/20/2027		400	499
1.750% due 01/17/2028		100	126
3.035% due 05/28/2032 •(g)		$300	306
3.547% due 09/18/2031 •		200	213
4.250% due 10/14/2021		859	868
Equitable Holdings, Inc. 4.350% due 04/20/2028		161	185
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	150	196
Ford Motor Credit Co. LLC 4.140% due 02/15/2023		$600	623
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(e)(f)		408	478
Natwest Group PLC 1.697% (US0003M + 1.550%) due 06/25/2024 ~		247	253
Nissan Motor Acceptance Corp.
2.600% due 09/28/2022		75	77
2.650% due 07/13/2022		183	186
2.750% due 03/09/2028		400	404
3.650% due 09/21/2021		64	64
RLJ Lodging Trust LP 3.750% due 07/01/2026		100	101
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		268	293
Societe Generale S.A. 7.375% due 09/13/2021 •(e)(f)		200	202
Standard Chartered PLC 7.500% due 04/02/2022 •(e)(f)		200	209
UBS AG 5.125% due 05/15/2024 (f)		247	273
Wells Fargo & Co. 3.000% due 04/22/2026		140	151

			9,901

INDUSTRIALS 1.2%
BAT Capital Corp. 3.222% due 08/15/2024		11	12
BAT International Finance PLC 3.950% due 06/15/2025		97	106
Boeing Co. 2.750% due 02/01/2026		100	105
Broadcom, Inc.
3.469% due 04/15/2034		400	423
4.150% due 11/15/2030		100	112
4.300% due 11/15/2032		200	228
Charter Communications Operating LLC
3.900% due 06/01/2052		300	306
4.908% due 07/23/2025		172	195

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	100	109
CVS Pass-Through Trust 6.943% due 01/10/2030	78	95
DAE Funding LLC 3.375% due 03/20/2028	200	205
Expedia Group, Inc.
2.950% due 03/15/2031	100	102
6.250% due 05/01/2025	144	168
Kraft Heinz Foods Co.
5.000% due 07/15/2035	11	13
5.200% due 07/15/2045	22	27
MPLX LP 2.650% due 08/15/2030	100	101
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	400	440
4.810% due 09/17/2030	200	226
Oracle Corp. 3.950% due 03/25/2051 (g)	200	219
T-Mobile USA, Inc.
2.250% due 02/15/2026	200	202
2.875% due 02/15/2031	200	199
3.375% due 04/15/2029	100	103
3.500% due 04/15/2031	100	104

		3,800

UTILITIES 0.4%
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~	400	401
1.750% due 06/16/2022	500	500
3.000% due 06/15/2028	100	100
4.550% due 07/01/2030	100	107
Verizon Communications, Inc. 3.550% due 03/22/2051	200	214

		1,322

Total Corporate Bonds & Notes (Cost $14,809)		15,023

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	16	18

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	385	505

Total Municipal Bonds & Notes (Cost $506)		523

U.S. GOVERNMENT AGENCIES 2.7%
Fannie Mae
0.442% due 07/25/2037 - 09/25/2042 •	10	9
0.472% due 07/25/2037 •	11	11
0.492% due 09/25/2035 •	24	24
0.502% due 09/25/2035 •	46	47
0.692% due 01/25/2051 •	14	15
0.812% due 06/25/2037 •	89	91
1.665% due 09/01/2035 •	1	1
2.220% due 06/01/2035 •	1	1
2.242% due 12/01/2033 •	1	1
2.463% due 06/01/2035 •	1	1
2.501% due 06/01/2034 •	2	3
4.000% due 04/25/2041	1,014	1,087
Freddie Mac
0.453% due 03/15/2037 •	86	87
0.773% due 08/15/2037 •	119	122
0.783% due 10/15/2037 •	20	20
0.793% due 05/15/2037 - 09/15/2037 •	135	138
2.144% due 06/01/2035 •	2	2
2.485% due 11/01/2034 •	1	1
4.000% due 01/01/2048 - 03/01/2049	30	32
5.000% due 05/01/2023 - 01/01/2039	162	185
5.500% due 01/01/2035 - 03/01/2039	32	38
6.000% due 08/01/2027 - 12/01/2037	11	12
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	563	650
6.000% due 07/15/2037 - 08/15/2037	5	6
Small Business Administration 4.430% due 05/01/2029	19	21
Uniform Mortgage-Backed Security
3.500% due 01/01/2048 - 07/01/2048	2,080	2,199
4.000% due 01/01/2025 - 06/01/2026	11	12

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

4.500% due 05/01/2023 - 02/01/2044		1,606	1,788
5.000% due 11/01/2025 - 01/01/2029		7	7
5.500% due 11/01/2021 - 09/01/2041		913	1,055
6.000% due 10/01/2026 - 05/01/2041		646	760

Total U.S. Government Agencies (Cost $8,434)			8,426

U.S. TREASURY OBLIGATIONS 7.3%
U.S. Treasury Bonds
1.375% due 11/15/2040		2,100	1,887
1.625% due 11/15/2050		300	269
3.000% due 08/15/2048		75	90
3.000% due 02/15/2049		2,731	3,271
4.625% due 02/15/2040		988	1,418
U.S. Treasury Inflation Protected Securities (d)
0.250% due 02/15/2050		2,388	2,709
0.625% due 02/15/2043		102	122
0.750% due 02/15/2045		113	140
1.000% due 02/15/2046		520	681
1.000% due 02/15/2048		1,721	2,300
1.375% due 02/15/2044		721	997
U.S. Treasury Notes
0.375% due 12/31/2025		300	294
0.375% due 01/31/2026		800	784
0.500% due 02/28/2026		1,400	1,379
1.625% due 02/15/2026		9	9
1.750% due 12/31/2024		384	400
1.875% due 08/31/2022 (i)(k)		3,744	3,821
3.000% due 09/30/2025 (i)		1,380	1,511
3.000% due 10/31/2025		763	836

Total U.S. Treasury Obligations (Cost $23,833)			22,918

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
Adjustable Rate Mortgage Trust 0.492% due 08/25/2036 •		33	33
Banc of America Mortgage Trust
2.982% due 07/25/2035 ^~		30	30
3.175% due 05/25/2033 ~		1	1
Bear Stearns Adjustable Rate Mortgage Trust
3.048% due 11/25/2034 ~		1	1
3.111% due 11/25/2034 ~		4	4
Bear Stearns ALT-A Trust
0.532% due 04/25/2035 •		6	6
2.555% due 10/25/2035 ^~		148	142
3.008% due 09/25/2035 ^~		69	54
Chase Mortgage Finance Trust
2.877% due 12/25/2035 ^~		27	26
3.206% due 09/25/2036 ^~		30	27
6.000% due 12/25/2036		25	17
Countrywide Alternative Loan Trust
0.472% due 09/25/2046 ^•		157	152
0.652% due 02/25/2037 •		49	44
6.000% due 05/25/2037 ^		242	155
Countrywide Home Loan Mortgage Pass-Through Trust
2.665% due 02/20/2035 ~		1	1
2.800% due 11/25/2034 ~		32	32
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.422% due 02/25/2036 •		359	366
GSR Mortgage Loan Trust
2.848% due 11/25/2035 ~		1	1
2.924% due 09/25/2035 ~		1	1
3.190% due 11/25/2035 ^~		64	62
6.000% due 02/25/2036 ^		566	359
6.000% due 07/25/2037 ^		144	125
HarborView Mortgage Loan Trust
0.333% due 12/19/2036 ^•		334	328
0.433% due 12/19/2036 ^•		23	22
0.573% due 06/19/2035 •		150	150
3.132% due 06/19/2036 ^~		147	95
Hawksmoor Mortgages 1.099% due 05/25/2053 •	GBP	650	904
IndyMac Mortgage Loan Trust
0.272% due 02/25/2037 ^•		$188	186
2.976% due 06/25/2036 ~		328	324
JP Morgan Alternative Loan Trust 2.742% due 05/25/2036 ^~		158	116
JP Morgan Mortgage Trust
2.679% due 10/25/2036 ~		13	11
2.696% due 07/25/2035 ~		10	11
3.315% due 10/25/2036 ^~		82	71
Lehman Mortgage Trust 6.000% due 09/25/2037 ^		104	105
MASTR Adjustable Rate Mortgages Trust 2.405% due 07/25/2035 ^~		22	21

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.513% due 12/15/2030 •		4	4
Merrill Lynch Alternative Note Asset Trust 0.392% due 03/25/2037 •		192	75
Merrill Lynch Mortgage Investors Trust
2.024% due 05/25/2033 ~		3	3
3.159% due 09/25/2035 ^~		72	67
Mortgage Equity Conversion Asset Trust 0.580% due 05/25/2042 •		266	255
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		6	4
Prime Mortgage Trust 6.000% due 06/25/2036 ^		33	33
Residential Accredit Loans, Inc. Trust
0.262% due 01/25/2037 •		309	288
0.392% due 02/25/2037 •		161	158
0.452% due 07/25/2036 •		497	266
0.462% due 08/25/2036 •		290	277
0.472% due 07/25/2036 •		281	294
0.472% due 09/25/2036 ^•		486	474
Structured Adjustable Rate Mortgage Loan Trust
0.392% due 10/25/2035 •		2	2
1.516% due 01/25/2035 ^•		3	2
2.537% due 02/25/2034 ~		2	2
Thornburg Mortgage Securities Trust 1.494% due 06/25/2047 ^•		139	119
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •	GBP	305	424
WaMu Mortgage Pass-Through Certificates Trust
1.843% due 10/25/2046 •		$12	11
3.115% due 02/25/2037 ^~		46	46
Wells Fargo Mortgage-Backed Securities Trust 2.813% due 12/25/2036 ^~		70	70

Total Non-Agency Mortgage-Backed Securities (Cost $6,612)			6,857

ASSET-BACKED SECURITIES 12.6%
Accredited Mortgage Loan Trust 0.562% due 09/25/2035 •		36	36
ACE Securities Corp. Home Equity Loan Trust 0.212% due 10/25/2036 •		1	1
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	300	355
Ares European CLO 0.660% due 10/15/2030 •		600	711
Ares European CLO DAC 0.780% due 10/15/2031 •		800	949
Armada Euro CLO DAC 0.720% due 07/15/2031 •		900	1,065
Asset-Backed Securities Corp. Home Equity Loan Trust 1.052% due 07/25/2035 •		$150	150
Atlas Senior Loan Fund Ltd. 1.530% due 01/16/2030 •		1,100	1,101
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	400	474
Bear Stearns Asset-Backed Securities Trust
0.332% due 06/25/2047 •		$1,032	1,023
0.412% due 08/25/2036 •		183	177
Blackrock European CLO DAC 0.620% due 10/15/2031 •	EUR	300	354
BlueMountain Fuji EUR CLO DAC
0.650% due 07/15/2030 •		500	594
0.720% due 01/15/2031 •		1,400	1,658
Cairn CLO BV 0.600% due 04/30/2031 •		300	355
Carlyle Global Market Strategies Euro CLO 0.700% due 01/15/2031 •		350	415
Citigroup Mortgage Loan Trust
0.252% due 12/25/2036 •		$140	94
0.272% due 01/25/2037 •		915	783
0.292% due 05/25/2037 •		532	428
Citigroup Mortgage Loan Trust, Inc. 0.992% due 09/25/2035 ^•		387	379
Countrywide Asset-Backed Certificates
0.232% due 04/25/2047 •		169	165
0.242% due 05/25/2037 •		41	41
0.272% due 06/25/2047 •		24	24
0.632% due 03/25/2036 •		213	203
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	300	354
0.650% due 10/15/2031 •		700	832
Dryden Euro CLO DAC 0.000% due 05/15/2034 •(a)		800	949
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •		300	355

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Fieldstone Mortgage Investment Trust 0.472% due 05/25/2036 •		$280	229
First Franklin Mortgage Loan Trust
0.232% due 09/25/2036 •		55	55
0.412% due 04/25/2036 •		19	18
Fremont Home Loan Trust
0.252% due 08/25/2036 •		2,177	940
1.142% due 11/25/2034 •		1,016	1,010
GSAMP Trust
0.142% due 12/25/2046 •		344	222
0.242% due 12/25/2046 •		1,175	773
0.322% due 01/25/2037 •		1,000	909
Harvest CLO DAC
0.760% due 07/15/2031 •	EUR	800	951
0.960% due 10/20/2031 •		600	711
HSI Asset Securitization Corp. Trust 0.252% due 05/25/2037 •		$142	141
Jubilee CLO BV
0.610% due 04/15/2030 •	EUR	500	593
0.650% due 04/15/2031 •		400	473
Laurelin DAC 0.720% due 10/20/2031 •		500	592
Long Beach Mortgage Loan Trust
0.392% due 05/25/2036 •		$125	86
0.532% due 02/25/2036 •		584	574
0.632% due 05/25/2046 •		746	344
0.652% due 10/25/2034 •		1	1
Man GLG Euro CLO DAC 0.690% due 12/15/2031 •	EUR	600	713
Massachusetts Educational Financing Authority 1.126% due 04/25/2038 •		$31	31
MASTR Asset-Backed Securities Trust
0.142% due 01/25/2037 •		2,803	1,086
0.302% due 05/25/2037 •		561	547
0.672% due 12/25/2035 •		114	114
Merrill Lynch Mortgage Investors Trust 0.592% due 07/25/2037 •		424	146
MidOcean Credit CLO 1.205% due 02/20/2031 •		700	700
Morgan Stanley ABS Capital, Inc. Trust
0.182% due 01/25/2037 •		335	204
0.222% due 02/25/2037 •		870	549
0.227% due 11/25/2036 •		1,071	837
0.252% due 09/25/2036 •		1,386	795
0.302% due 01/25/2037 •		483	299
0.592% due 04/25/2036 •		530	496
1.992% due 02/25/2047 •		284	269
Morgan Stanley Home Equity Loan Trust 0.192% due 12/25/2036 •		501	305
Mountain View CLO Ltd. 1.298% due 04/15/2029 •		1,000	1,001
Oak Hill European Credit Partners Designated Activity Co. 0.730% due 01/20/2032 •	EUR	550	653
Option One Mortgage Loan Trust 0.232% due 01/25/2037 •		$316	221
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.742% due 12/25/2034 •		169	172
Popular ABS Mortgage Pass-Through Trust 0.422% due 07/25/2036 •		889	869
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		764	403
Residential Asset Mortgage Products Trust 1.772% due 08/25/2035 •		700	701
Residential Asset Securities Corp. Trust 0.392% due 08/25/2036 •		87	86
Securitized Asset-Backed Receivables LLC Trust
0.172% due 08/25/2036 •		409	176
0.572% due 07/25/2036 •		228	133
1.052% due 01/25/2036 ^•		460	412
Segovia European CLO 0.000% due 07/20/2032 •(a)	EUR	600	711
SG Mortgage Securities Trust 0.232% due 10/25/2036 •		$312	294
SMB Private Education Loan Trust 1.310% due 07/17/2051		800	798
Soundview Home Loan Trust 0.992% due 10/25/2037 •		776	685
Structured Asset Investment Loan Trust 0.712% due 01/25/2036 •		186	180
Structured Asset Securities Corp. Mortgage Loan Trust
0.227% due 07/25/2036 •		114	113
0.262% due 12/25/2036 •		57	56
Venture CLO Ltd.
1.238% due 07/20/2030 •		400	400
1.288% due 01/20/2029 •		900	901

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Wellfleet CLO Ltd. 1.078% due 04/20/2029 •		900	899

Total Asset-Backed Securities (Cost $39,865)			39,602

SOVEREIGN ISSUES 2.7%
Brazil Government International Bond 4.750% due 01/14/2050		420	409
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	3,700	1,135
5.500% due 01/31/2022		900	285
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	570,051	5,264
0.100% due 03/10/2029 (d)		95,889	888
Saudi Government International Bond
3.450% due 02/02/2061		$400	400
4.000% due 04/17/2025		215	238

Total Sovereign Issues (Cost $8,788)			8,619

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
JPMorgan Chase & Co. 3.656% (US0003M + 3.470%) due 07/30/2021 ~(e)		132,000	132
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(e)		81,275	130

Total Preferred Securities (Cost $244)			262

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 43.6%
ISRAEL TREASURY BILLS 1.2%
(0.024)% due 10/06/2021 - 06/08/2022 (b)(c)	ILS	12,200	3,742

U.S. TREASURY BILLS 40.5%
0.029% due 07/06/2021 - 11/12/2021 (b)(c)(i)(k)		$127,436	127,426

U.S. TREASURY CASH MANAGEMENT BILLS 1.9%
0.011% due 09/14/2021 – 09/28/2021 (b)(c)(i)(k)		5,900	5,900

Total Short-Term Instruments (Cost $137,033)			137,068

Total Investments in Securities (Cost $240,124)			239,298

		SHARES
INVESTMENTS IN AFFILIATES 28.8%
SHORT-TERM INSTRUMENTS 28.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 28.8%
PIMCO Short Asset Portfolio		1,500,681	15,040
PIMCO Short-Term Floating NAV Portfolio III		7,682,374	75,756

Total Short-Term Instruments (Cost $90,801)			90,796

Total Investments in Affiliates (Cost $90,801)			90,796

Total Investments 104.9% (Cost $330,925)			$330,094
Financial Derivative Instruments (h)(j) (3.5)%(Cost or Premiums, net $3,044)			(11,099)
Other Assets and Liabilities, net (1.4)%			(4,369)

Net Assets 100.0%			$314,626

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	3.035%	05/28/2032	06/11/2021	$304	$306	0.10%
Oracle Corp.	3.950	03/25/2051	03/22/2021	200	219	0.07

$504	$525	0.17%

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOT U.S. Treasury 5-Year Note August 2021 Futures	$123.500	07/23/2021	125	$125	$(31)	$(29)

Total Written Options	$(31)	$(29)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2021	170	$20,983	$(31)	$11	$0
U.S. Treasury 30-Year Bond September Futures	09/2021	25	4,019	116	16	0

$85	$27	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Call Options Strike @ EUR 173.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	26	$(14)	$(5)	$1	$(6)
E-mini S&P 500 Index September Futures	09/2021	554	(118,794)	(1,598)	0	(186)
Euro-Bund 10-Year Bond September Futures	09/2021	7	(1,433)	(9)	2	(4)
Put Options Strike @ EUR 171.000 on Euro-Bund 10-Year Bond August 2021 Futures (1)	07/2021	26	(5)	3	4	(1)
U.S. Treasury 10-Year Note September Futures	09/2021	26	(3,445)	(5)	0	(6)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	76	(14,644)	(714)	0	(85)

$(2,328)	$7	$(288)

Total Futures Contracts	$(2,243)	$34	$(288)

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.625%		$400	$6	$2	$8	$0	$0
Ford Motor Co.	5.000	Quarterly	06/20/2022	1.065		200	8	0	8	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.718		300	2	2	4	0	0

							$16	$4	$20	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly		12/20/2025		$400	$(15)	$1	$(14)	$0	$0
CDX.EM-35 5-Year Index	1.000	Quarterly		06/20/2026		4,400	(112)	(2)	(114)	0	(4)
CDX.HY-36 5-Year Index	5.000	Quarterly		06/20/2026		4,200	396	40	436	2	0
CDX.IG-35 5-Year Index	1.000	Quarterly		12/20/2025		4,100	92	13	105	1	0
CDX.IG-36 5-Year Index	1.000	Quarterly		06/20/2026		34,500	800	89	889	5	0
iTraxx Crossover 35 5-Year Index	5.000	Quarterly		06/20/2026	EUR	2,300	311	32	343	0	(3)
iTraxx Europe Main 34 5-Year Index	1.000	Quarterly		12/20/2025		12,800	390	29	419	0	(2)
iTraxx Europe Main 35 5-Year Index	1.000	Quarterly		06/20/2026		24,000	723	43	766	0	(4)

							$2,585	$245	$2,830	$8	$(13)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2031	GBP	5,400	$(2)	$19	$17	$12	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		3,800	126	(20)	106	0	(1)
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	85,200	(81)	(38)	(119)	0	(4)
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023		29,800	0	(22)	(22)	0	(7)
Pay	3-Month CAD-Bank Bill	0.636	Semi-Annual	12/21/2023	CAD	2,200	0	(14)	(14)	0	0
Pay	3-Month CAD-Bank Bill	0.637	Semi-Annual	12/21/2023		4,400	0	(29)	(29)	0	(1)
Pay	3-Month CAD-Bank Bill	1.700	Semi-Annual	12/18/2024		30,700	804	(366)	438	5	0
Pay	3-Month CNY-CNREPOFIX	2.688	Quarterly	03/17/2026	CNY	2,000	0	(1)	(1)	0	0
Pay	3-Month CNY-CNREPOFIX	2.690	Quarterly	03/17/2026		2,900	0	(2)	(2)	0	0
Pay	3-Month CNY-CNREPOFIX	2.700	Quarterly	03/17/2026		2,900	0	(1)	(1)	0	0
Pay	3-Month CNY-CNREPOFIX	2.705	Quarterly	03/17/2026		2,900	0	(1)	(1)	0	0
Pay	3-Month CNY-CNREPOFIX	2.770	Quarterly	03/17/2026		2,900	0	0	0	0	0
Pay	3-Month CNY-CNREPOFIX	2.810	Quarterly	03/17/2026		5,800	0	2	2	0	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		$16,800	414	(315)	99	9	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		10,800	(628)	104	(524)	13	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		6,000	(13)	239	226	0	(15)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		3,500	703	(244)	459	0	(19)
Pay	6-Month AUD-LIBOR	2.000	Semi-Annual	06/16/2031	AUD	1,400	11	31	42	4	0
Pay(6)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	EUR	5,700	(79)	(5)	(84)	11	0
Receive(6)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		2,000	(31)	14	(17)	0	(9)
Receive	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	JPY	660,000	(195)	46	(149)	0	0
Pay	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051		227,000	(140)	50	(90)	0	(5)
Receive	CPTFEMU	1.314	Maturity	04/15/2026	EUR	1,200	12	(1)	11	1	0
Receive	CPTFEMU	1.500	Maturity	05/15/2026		3,600	(2)	1	(1)	5	0
Pay	UKRPI	3.475	Maturity	08/15/2030	GBP	12,100	(240)	(222)	(462)	43	0
Receive	UKRPI	3.445	Maturity	11/15/2030		100	0	5	5	0	0
Receive	UKRPI	3.510	Maturity	11/15/2030		100	0	4	4	0	0

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Pay	UKRPI	3.272	Maturity	11/15/2040	100	0	(14)	(14)	1	0
Pay	UKRPI	3.273	Maturity	11/15/2040	100	0	(14)	(14)	1	0
Pay	UKRPI	3.340	Maturity	11/15/2040	200	0	(22)	(22)	2	0
Receive	UKRPI	3.051	Maturity	11/15/2050	100	0	29	29	0	(2)
Receive	UKRPI	3.143	Maturity	11/15/2050	100	0	22	22	0	(2)

$659	$(765)	$(106)	$107	$(65)

Total Swap Agreements	$3,260	$(516)	$2,744	$115	$(78)

(i)	Securities with an aggregate market value of $8,273 and cash of $2,584 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	08/2021	CAD	4,120	$3,415	$91	$0
08/2021	EUR	11,483	13,949	320	0
08/2021	$60	RUB	4,511	1	0
09/2021	1,301	IDR	18,753,893	0	(25)
09/2021	147	RUB	10,752	0	(2)
BPS	07/2021	45	3,351	1	0
11/2021	336	MXN	6,778	0	(1)
BRC	08/2021	GBP	148	$209	4	0
CBK	07/2021	$53	RUB	4,114	3	0
08/2021	62	4,625	1	0
09/2021	TWD	11,516	$420	5	0
09/2021	$1,498	ZAR	20,595	0	(69)
10/2021	ILS	1,600	$484	0	(8)
11/2021	6,901	2,126	5	0
01/2022	739	225	0	(2)
02/2022	900	278	1	0
03/2022	3,701	1,124	0	(15)
06/2022	1,800	556	0	0
GLM	07/2021	$148	MXN	2,921	0	(1)
07/2021	107	RUB	8,246	6	0
08/2021	CAD	408	$336	7	0
08/2021	EUR	960	1,143	4	0
08/2021	$227	RUB	16,737	2	(1)
09/2021	TWD	111,742	$4,079	51	0
09/2021	$146	IDR	2,102,546	0	(3)
09/2021	187	RUB	13,725	0	(2)
09/2021	975	ZAR	13,429	0	(43)
03/2022	ILS	1,000	$304	0	(4)
HUS	08/2021	EUR	1,661	2,029	58	0
08/2021	GBP	1,705	2,392	33	0
08/2021	JPY	685,300	6,307	136	0
08/2021	$131	RUB	9,856	3	0
09/2021	981	MXN	20,634	46	0
09/2021	77	RUB	5,661	0	(1)
12/2021	459	SGD	608	0	(7)
JPM	10/2021	1,153	MXN	24,246	49	0
MYI	07/2021	47	RUB	3,608	2	0
08/2021	CAD	458	$378	9	0
01/2022	ILS	211	65	0	0
SCX	12/2021	$4,078	SGD	5,398	0	(65)
UAG	07/2021	217	RUB	16,411	8	(1)
09/2021	76	5,593	0	(1)

Total Forward Foreign Currency Contracts	$846	$(251)

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

UAG	Call - OTC USD versus TWD	TWD	28.490	01/25/2022	2,062	$13	$10

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	16,600	$159	$111

Total Purchased Options	$172	$121

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000%	10/20/2021	200	$(1)	$(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	400	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	300	0	0
BPS	Put - OTC CDX.HY-35 5-Year Index	Sell	100.000	07/21/2021	100	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	300	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	200	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	600	(1)	(1)
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	400	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	400	(1)	0
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	600	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	600	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	300	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	300	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	900	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	600	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	300	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	300	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	300	(1)	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	600	(1)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	900	(1)	(1)
CBK	Put - OTC CDX.HY-36 5-Year Index	Sell	101.000	10/20/2021	100	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	300	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.950	09/15/2021	400	0	0
FBF	Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	09/15/2021	300	(2)	(1)
Put - OTC CDX.HY-36 5-Year Index	Sell	104.000	10/20/2021	200	(1)	(1)
Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	200	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	300	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	500	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	600	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	200	0	0
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	400	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	300	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	400	(1)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	400	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.700	10/20/2021	500	(1)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	1,400	(2)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	600	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	300	0	0
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	07/21/2021	300	0	0
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	200	0	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	600	(1)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	400	(1)	0
MYC	Put - OTC CDX.HY-36 5-Year Index	Sell	98.000	07/21/2021	100	0	0

$(23)	$(9)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus MXN	MXN	19.120	12/16/2021	2,044	$(46)	$(11)
Call - OTC USD versus MXN	23.100	12/16/2021	2,044	(37)	(11)
MYI	Put - OTC USD versus MXN	19.000	12/09/2021	1,540	(30)	(6)
Call - OTC USD versus MXN	23.000	12/09/2021	1,540	(30)	(8)
UAG	Call - OTC USD versus TWD	TWD	29.500	01/25/2022	4,124	(13)	(9)

$(156)	$(45)

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	33,200	$(160)	$(102)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.227	07/07/2021	100	$(1)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	400	(2)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	400	(2)	(2)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.375	07/07/2021	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.609	07/07/2021	400	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.672	07/07/2021	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	100.219	07/07/2021	100	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.203	07/07/2021	500	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.219	07/07/2021	100	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	100	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.375	07/07/2021	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.422	07/07/2021	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.641	07/07/2021	300	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.645	07/07/2021	300	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.766	07/07/2021	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	600	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.188	08/05/2021	400	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	900	(4)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.688	08/05/2021	800	(2)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.938	08/05/2021	400	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.188	08/05/2021	400	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.406	08/05/2021	900	(2)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.297	09/07/2021	600	(2)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.164	07/07/2021	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.211	07/07/2021	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.375	07/07/2021	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.703	08/05/2021	400	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.801	08/05/2021	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.586	08/05/2021	400	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.609	08/05/2021	400	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.258	08/05/2021	200	(1)	0

$(41)	$(21)

Total Written Options	$(380)	$(177)

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.944%	EUR	100	$23	$(1)	$22	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	1,337	0.436% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/16/2022	$11,956	$0	$15	$15	$0
BPS	Pay	S&P 500 Total Return Index	4,990	0.416% (3-Month USD-LIBOR plus a specified spread)	Quarterly	03/02/2022	44,624	0	60	60	0
Pay	S&P 500 Total Return Index	2,472	0.438% (3-Month U.S. Treasury Bill rate plus a specified spread)	Maturity	03/09/2022	20,003	0	(2,068)	0	(2,068)
CBK	Pay	S&P 500 Total Return Index	4,110	0.245% (3-Month USD-LIBOR plus a specified spread)	Maturity	10/13/2021	28,747	0	(7,932)	0	(7,932)
GST	Pay	S&P 500 Total Return Index	8,978	0.535% (3-Month USD-LIBOR plus a specified spread)	Quarterly	01/05/2022	78,776	0	(1,489)	0	(1,489)

$0	$(11,414)	$75	$(11,489)

Total Swap Agreements	$23	$(11,415)	$97	$(11,489)

(k)

Securities with an aggregate market value of $16,545 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,901	$0	$9,901
Industrials	0	3,800	0	3,800
Utilities	0	1,322	0	1,322
Municipal Bonds & Notes
Illinois	0	18	0	18
Washington	0	505	0	505
U.S. Government Agencies	0	8,426	0	8,426
U.S. Treasury Obligations	0	22,918	0	22,918
Non-Agency Mortgage-Backed Securities	0	6,857	0	6,857
Asset-Backed Securities	0	39,602	0	39,602

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	June 30, 2021 (Unaudited)

Sovereign Issues	0	8,619	0	8,619
Preferred Securities
Banking & Finance	0	262	0	262
Short-Term Instruments
Israel Treasury Bills	0	3,742	0	3,742
U.S. Treasury Bills	0	127,426	0	127,426
U.S. Treasury Cash Management Bills	0	5,900	0	5,900

	$0	$239,298	$0	$239,298
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$90,796	$0	$0	$90,796

Total Investments	$90,796	$239,298	$0	$330,094

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7	142	0	149
Over the counter	0	1,064	0	1,064

	$7	$1,206	$0	$1,213
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(197)	(198)	0	(395)
Over the counter	(1)	(11,916)	0	(11,917)

	$(198)	$(12,114)	$0	$(12,312)

Total Financial Derivative Instruments	$(191)	$(10,908)	$0	$(11,099)

Totals	$90,605	$228,390	$0	$318,995

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 78.1% ¤
ARGENTINA 0.5%
SOVEREIGN ISSUES 0.5%
Argentina Government International Bond
0.125% due 07/09/2030 þ		$6,790	$2,451
1.000% due 07/09/2029		413	157
Autonomous City of Buenos Aires
37.374% (BADLARPP + 3.250%) due 03/29/2024 ~	ARS	3,770	20
39.117% (BADLARPP + 5.000%) due 01/23/2022 ~		6,850	40
Provincia de Buenos Aires 37.854% due 04/12/2025		61,009	309

Total Argentina (Cost $7,036)			2,977

BAHRAIN 0.2%
SOVEREIGN ISSUES 0.2%
Bahrain Government International Bond 6.125% due 07/05/2022		$1,000	1,049

Total Bahrain (Cost $1,024)			1,049

BRAZIL 12.6%
CORPORATE BONDS & NOTES 3.8%
Banco Bradesco S.A. 2.850% due 01/27/2023		$1,400	1,433
Banco BTG Pactual S.A. 4.500% due 01/10/2025		1,400	1,468
Banco do Brasil S.A. 3.875% due 10/10/2022		1,586	1,634
Braskem Netherlands Finance BV 4.500% due 01/10/2028		5,000	5,275
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		5,180	5,624
Caixa Economica Federal 3.500% due 11/07/2022		1,470	1,517
Centrais Eletricas Brasileiras S.A. 3.625% due 02/04/2025		400	413
Itau Unibanco Holding S.A. 2.900% due 01/24/2023		1,200	1,229
Odebrecht Oil & Gas Finance Ltd.
0.000% due 07/30/2021 (c)(d)		1,265	17
0.000% due 08/02/2021 (c)(d)		1,886	26
Petrobras Global Finance BV 5.093% due 01/15/2030		2,000	2,185

			20,821

SOVEREIGN ISSUES 8.8%
Brazil Government International Bond
2.625% due 01/05/2023		200	206
2.875% due 06/06/2025		500	514
4.250% due 01/07/2025		2,300	2,486
6.000% due 04/07/2026		200	234
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2021 (c)	BRL	166,500	33,072
0.000% due 01/01/2022 (c)		59,600	11,653

			48,165

Total Brazil (Cost $63,623)			68,986

CAYMAN ISLANDS 2.0%
CORPORATE BONDS & NOTES 2.0%
KSA Sukuk Ltd. 2.894% due 04/20/2022		$3,612	3,681
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		205	204
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		7,630	3,919

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		364	361
QNB Finance Ltd. 3.500% due 03/28/2024		2,800	2,991

Total Cayman Islands (Cost $11,944)			11,156

CHILE 3.1%
CORPORATE BONDS & NOTES 1.4%
Banco del Estado de Chile 2.704% due 01/09/2025		$400	417
Banco Santander Chile 2.700% due 01/10/2025		700	732
Empresa de Transporte de Pasajeros Metro S.A.
3.650% due 05/07/2030		500	540
4.700% due 05/07/2050		1,000	1,131
Empresa Nacional de Telecomunicaciones S.A. 4.875% due 10/30/2024		4,300	4,593

			7,413

SOVEREIGN ISSUES 1.7%
Chile Government International Bond
1.625% due 01/30/2025	EUR	7,000	8,787
3.100% due 01/22/2061		$500	480

			9,267

Total Chile (Cost $15,359)			16,680

CHINA 1.0%
CORPORATE BONDS & NOTES 1.0%
Sinopec Group Overseas Development Ltd.
2.150% due 05/13/2025		$900	923
4.375% due 10/17/2023		2,000	2,157
4.375% due 04/10/2024		2,000	2,186

Total China (Cost $5,045)			5,266

COLOMBIA 0.2%
CORPORATE BONDS & NOTES 0.1%
Ecopetrol S.A. 5.375% due 06/26/2026		$560	618

SOVEREIGN ISSUES 0.1%
Colombia Government International Bond
2.625% due 03/15/2023		500	511
3.125% due 04/15/2031		200	196

			707

Total Colombia (Cost $1,229)			1,325

COSTA RICA 0.0%
CORPORATE BONDS & NOTES 0.0%
Instituto Costarricense de Electricidad 6.950% due 11/10/2021		$200	202

Total Costa Rica (Cost $202)			202

DOMINICAN REPUBLIC 1.0%
SOVEREIGN ISSUES 1.0%
Dominican Republic International Bond
4.875% due 09/23/2032		$2,500	2,581
5.500% due 01/27/2025		2,000	2,201
5.950% due 01/25/2027		200	225
6.875% due 01/29/2026		400	465

Total Dominican Republic (Cost $5,473)			5,472

EGYPT 0.9%
SOVEREIGN ISSUES 0.9%
Egypt Government International Bond
5.577% due 02/21/2023		$1,000	1,053
6.125% due 01/31/2022		3,600	3,685

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Total Egypt (Cost $4,675)			4,738

GUATEMALA 1.7%
SOVEREIGN ISSUES 1.7%
Guatemala Government International Bond 5.750% due 06/06/2022		$8,700	9,058

Total Guatemala (Cost $8,892)			9,058

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
CNPC General Capital Ltd. 3.400% due 04/16/2023		$500	523
Horse Gallop Finance Ltd. 3.250% due 05/30/2022		200	204

Total Hong Kong (Cost $701)			727

INDIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$3,000	3,001
State Bank of India 4.000% due 01/24/2022		700	712

Total India (Cost $3,705)			3,713

INDONESIA 6.1%
CORPORATE BONDS & NOTES 2.2%
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		$8,000	8,514
Pelabuhan Indonesia PT 4.250% due 05/05/2025		200	218
Pertamina Persero PT 4.875% due 05/03/2022		3,133	3,251

			11,983

SOVEREIGN ISSUES 3.9%
Indonesia Government International Bond
3.500% due 02/14/2050		5,000	5,205
4.350% due 01/11/2048		500	569
4.750% due 07/18/2047		755	902
5.125% due 01/15/2045		1,865	2,313
5.250% due 01/08/2047		1,249	1,593
5.375% due 10/17/2023		2,000	2,224
5.875% due 01/15/2024		300	339
5.950% due 01/08/2046		918	1,267
6.750% due 01/15/2044		2,400	3,556
7.750% due 01/17/2038		1,025	1,553
Perusahaan Penerbit SBSN Indonesia
2.300% due 06/23/2025		1,000	1,040
3.400% due 03/29/2022		700	715

			21,276

Total Indonesia (Cost $32,136)			33,259

ISRAEL 3.1%
SOVEREIGN ISSUES 3.1%
Israel Government International Bond
3.375% due 01/15/2050		$5,400	5,781
3.875% due 07/03/2050		5,000	5,798
5.500% due 01/31/2022	ILS	17,000	5,384

Total Israel (Cost $17,142)			16,963

IVORY COAST 1.0%
SOVEREIGN ISSUES 1.0%
Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	2,300	2,857
5.875% due 10/17/2031		2,000	2,556

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Total Ivory Coast (Cost $4,673)			5,413

LUXEMBOURG 1.6%
CORPORATE BONDS & NOTES 1.6%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		$2,300	2,390
6.000% due 11/27/2023		600	662
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		1,600	1,668
6.510% due 03/07/2022		3,850	4,009

Total Luxembourg (Cost $8,535)			8,729

MALAYSIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Petronas Capital Ltd.
3.500% due 04/21/2030		$2,100	2,304
4.550% due 04/21/2050		200	247
4.800% due 04/21/2060		200	266

Total Malaysia (Cost $2,476)			2,817

MEXICO 5.3%
CORPORATE BONDS & NOTES 2.5%
Banco Inbursa S.A. Institucion de Banca Multiple 4.125% due 06/06/2024		$2,000	2,151
BBVA Bancomer S.A. 6.750% due 09/30/2022		7,600	8,085
Coca-Cola Femsa S.A.B. de C.V. 1.850% due 09/01/2032		2,000	1,935
Petroleos Mexicanos
2.500% due 08/21/2021	EUR	600	713
6.840% due 01/23/2030		$500	516
7.690% due 01/23/2050		500	482

			13,882

SOVEREIGN ISSUES 2.8%
Mexico Government International Bond
1.350% due 09/18/2027	EUR	300	369
4.750% due 04/27/2032		$3,000	3,443
5.000% due 04/27/2051		10,300	11,721

			15,533

Total Mexico (Cost $28,261)			29,415

OMAN 0.2%
SOVEREIGN ISSUES 0.2%
Oman Government International Bond 4.125% due 01/17/2023		$900	927

Total Oman (Cost $907)			927

PERU 15.5%
SOVEREIGN ISSUES 15.5%
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		$300	310
Peru Government International Bond
2.392% due 01/23/2026		1,000	1,034
2.783% due 01/23/2031		1,000	1,021
5.350% due 08/12/2040	PEN	34,100	7,864
5.400% due 08/12/2034		48,000	11,820
5.625% due 11/18/2050		$2,680	3,697
5.940% due 02/12/2029	PEN	176,700	50,284
6.150% due 08/12/2032		10,000	2,727
6.350% due 08/12/2028		21,200	6,168

Total Peru (Cost $98,146)			84,925

QATAR 4.6%
SOVEREIGN ISSUES 4.6%
Qatar Government International Bond
3.375% due 03/14/2024		$2,800	3,007
3.400% due 04/16/2025		3,200	3,489

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

3.750% due 04/16/2030		4,800	5,442
3.875% due 04/23/2023		300	319
4.000% due 03/14/2029		3,200	3,689
4.400% due 04/16/2050		2,000	2,439
4.500% due 04/23/2028		2,000	2,364
4.817% due 03/14/2049		1,200	1,548
5.103% due 04/23/2048		2,000	2,660

Total Qatar (Cost $22,191)			24,957

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond 4.500% due 04/04/2022		$200	206

Total Russia (Cost $205)			206

SAUDI ARABIA 1.9%
CORPORATE BONDS & NOTES 1.6%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$8,625	8,787

SOVEREIGN ISSUES 0.3%
Saudi Government International Bond
2.875% due 03/04/2023		200	208
3.250% due 10/26/2026		400	436
4.000% due 04/17/2025		1,000	1,106

			1,750

Total Saudi Arabia (Cost $10,392)			10,537

SERBIA 2.9%
SOVEREIGN ISSUES 2.9%
Serbia Government International Bond
1.500% due 06/26/2029	EUR	5,200	6,221
1.650% due 03/03/2033		150	174
3.125% due 05/15/2027		6,900	9,117
7.250% due 09/28/2021		$310	315

Total Serbia (Cost $15,214)			15,827

SINGAPORE 0.0%
CORPORATE BONDS & NOTES 0.0%
BOC Aviation Ltd. 3.000% due 05/23/2022		$200	203

Total Singapore (Cost $200)			203

SOUTH AFRICA 1.0%
SOVEREIGN ISSUES 1.0%
South Africa Government International Bond
5.750% due 09/30/2049		$400	410
5.875% due 05/30/2022		4,900	5,141

Total South Africa (Cost $5,481)			5,551

THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
Bangkok Bank PCL 3.875% due 09/27/2022		$800	831

Total Thailand (Cost $814)			831

TURKEY 0.1%
SOVEREIGN ISSUES 0.1%
Turkey Government International Bond
3.250% due 03/23/2023		$300	300
6.250% due 09/26/2022		400	417

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Total Turkey (Cost $709)		717

UKRAINE 0.7%
SOVEREIGN ISSUES 0.7%
Ukraine Government International Bond 7.750% due 09/01/2021	$3,900	3,939

Total Ukraine (Cost $3,927)		3,939

UNITED ARAB EMIRATES 2.3%
SOVEREIGN ISSUES 2.3%
Emirate of Abu Dhabi Government International Bond
1.700% due 03/02/2031	$2,100	2,029
2.700% due 09/02/2070	4,500	4,091
3.125% due 04/16/2030	4,900	5,336
3.875% due 04/16/2050	793	916

Total United Arab Emirates (Cost $12,721)		12,372

UNITED STATES 3.1%
ASSET-BACKED SECURITIES 0.0%
GSAA Home Equity Trust 0.392% due 03/25/2037 •	$216	121
Morgan Stanley Mortgage Loan Trust 0.452% due 04/25/2037 •	243	108

		229

CORPORATE BONDS & NOTES 3.0%
DAE Funding LLC 1.625% due 02/15/2024	3,800	3,862
Rio Oil Finance Trust
8.200% due 04/06/2028	576	667
9.250% due 07/06/2024	5,621	6,239
9.750% due 01/06/2027	4,979	5,894

		16,662

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Mortgage Trust 2.787% due 02/25/2036 ^~	9	9
Chase Mortgage Finance Trust 3.067% due 03/25/2037 ^~	19	19
Citigroup Mortgage Loan Trust
2.376% due 03/25/2034 ~	3	3
2.791% due 07/25/2046 ^~	12	12
Countrywide Home Loan Mortgage Pass-Through Trust
2.343% due 10/20/2035 ~	12	12
3.041% due 09/25/2047 ^~	8	8
HarborView Mortgage Loan Trust 2.562% due 08/19/2036 ^~	2	2
Luminent Mortgage Trust 0.452% due 12/25/2036 ^•	11	10
MASTR Adjustable Rate Mortgages Trust 0.572% due 05/25/2037 •	103	59
Merrill Lynch Alternative Note Asset Trust
0.392% due 03/25/2037 •	251	97
2.916% due 06/25/2037 ^~	120	90
Merrill Lynch Mortgage-Backed Securities Trust 2.798% due 04/25/2037 ^~	24	25
Morgan Stanley Mortgage Loan Trust 2.043% due 06/25/2036 ~	4	4
Sequoia Mortgage Trust 1.984% due 01/20/2047 ^~	9	7
WaMu Mortgage Pass-Through Certificates Trust
2.564% due 01/25/2037 ^~	22	22
2.716% due 04/25/2037 ^~	14	13
2.730% due 12/25/2036 ^~	13	13
3.029% due 09/25/2036 ^~	22	22
3.050% due 12/25/2036 ^~	45	46

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

3.259% due 05/25/2037 ^~		27	24

			497

Total United States (Cost $16,543)			17,388

VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
GTL Trade Finance, Inc. 5.893% due 04/29/2024		$242	273

Total Virgin Islands (British) (Cost $235)			273

SHORT-TERM INSTRUMENTS 3.9%
ISRAEL TREASURY BILLS 2.6%
(0.026)% due 11/30/2021 - 02/02/2022 (b)(c)	ILS	46,600	14,293

U.S. TREASURY BILLS 0.3%
0.038% due 07/06/2021 - 08/10/2021 (b)(c)(g)		$1,617	1,617

U.S. TREASURY CASH MANAGEMENT BILLS 1.0%
0.028% due 09/07/2021 (b)(c)(g)		5,543	5,543

Total Short-Term Instruments (Cost $21,406)			21,453

Total Investments in Securities (Cost $431,222)			428,051

		SHARES
INVESTMENTS IN AFFILIATES 21.2%
SHORT-TERM INSTRUMENTS 21.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.2%
PIMCO Short-Term Floating NAV Portfolio III		11,752,869	115,895

Total Short-Term Instruments (Cost $115,803)			115,895

Total Investments in Affiliates (Cost $115,803)			115,895

Total Investments 99.3% (Cost $547,025)			$543,946
Financial Derivative Instruments (e)(f) 1.0%(Cost or Premiums, net $(2,240))			5,327
Other Assets and Liabilities, net (0.3)%			(1,768)

Net Assets 100.0%			$547,505

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Year BRL-CDI	2.840%	Maturity	01/03/2022	BRL	170,660	$0	$425	$425	$8	$0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022		140,500	0	347	347	7	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022		1,589,100	(9)	3,977	3,968	79	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		705,540	0	1,728	1,728	35	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		681,600	(27)	1,727	1,700	34	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		256,000	0	624	624	13	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		414,200	0	1,014	1,014	21	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		547,400	0	1,337	1,337	27	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		98,600	0	240	240	5	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		171,900	0	412	412	9	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		36,400	0	87	87	2	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		53,300	0	127	127	3	0
Pay	1-Year BRL-CDI	3.130	Maturity	01/03/2022		490,000	(38)	(631)	(669)	0	(25)
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		37,600	0	(65)	(65)	0	(2)
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		957,700	(17)	(1,611)	(1,628)	0	(48)
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		4,375,200	180	(4,035)	(3,855)	0	(223)
Pay	1-Year BRL-CDI	3.390	Maturity	01/03/2022		3,700	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		1,354,100	(471)	(1,424)	(1,895)	0	(69)
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		57,100	0	(61)	(61)	0	(3)
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		58,800	0	(59)	(59)	0	(3)

Total Swap Agreements							$(382)	$4,153	$3,771	$243	$(373)

Cash of $2,821 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		07/2021		BRL	415,945		$83,152		$0		$(475)
		07/2021			$78,349		BRL	415,945	5,278		0
		08/2021			12		CZK	250	0		(1)
		08/2021			7		RUB	489	0		0
		09/2021			19		1,360		0		0
BPS		08/2021		PEN	2,190		$593		23		0
		11/2021			$259		MXN	5,225	0		(1)
BRC		08/2021			171		3,554		6		0
BSH		07/2021		BRL	11,400		$2,279		0		(13)
		07/2021			$1,986		BRL	11,400	306		0
		01/2022		BRL	35,300		$6,135		0		(778)
CBK		07/2021			321,535		63,923		0		(722)
		07/2021		PEN	99,965		26,969		1,044		(57)
		07/2021			$64,279		BRL	321,535	367		0
		07/2021			18,697		PEN	73,664	563		(119)

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

07/2021	4	RUB	341	0	0
08/2021	PEN	45,150	$12,191	429	0
08/2021	$63,719	BRL	321,535	707	0
08/2021	6	RUB	446	0	0
09/2021	PEN	78,166	$19,843	72	(595)
09/2021	$46,414	CLP	33,445,652	0	(946)
10/2021	PEN	80,239	$21,920	1,016	0
11/2021	ILS	1,600	491	0	(1)
01/2022	6,332	1,933	0	(16)
01/2022	$5,128	PEN	18,638	0	(279)
02/2022	ILS	40,010	$12,294	37	(55)
GLM	07/2021	BRL	94,410	18,745	0	(236)
07/2021	$18,874	BRL	94,410	108	0
07/2021	5,870	PEN	23,349	202	0
07/2021	9	RUB	683	1	0
08/2021	PEN	23,349	$5,876	0	(209)
08/2021	$18,685	BRL	94,410	232	0
08/2021	8	RUB	623	0	0
09/2021	PEN	17,221	$4,682	194	0
09/2021	$14	RUB	1,046	0	0
11/2021	PEN	28,794	$7,682	183	0
01/2022	ILS	4,222	1,289	0	(11)
HUS	08/2021	$13	RUB	1,006	0	0
09/2021	151	CNH	970	0	(2)
09/2021	57,448	MXN	1,208,107	2,690	0
09/2021	10	RUB	716	0	0
12/2021	PEN	55,170	$14,873	511	0
01/2022	ILS	7,388	2,274	9	(8)
JPM	07/2021	BRL	11,400	2,040	0	(252)
07/2021	$2,279	BRL	11,400	13	0
07/2021	84	TRY	744	0	0
09/2021	63,537	KRW	70,785,737	0	(914)
10/2021	BRL	166,500	$29,484	0	(3,609)
11/2021	ILS	5,002	1,545	7	0
01/2022	BRL	24,300	4,251	0	(508)
MYI	07/2021	$6	RUB	466	0	0
SCX	07/2021	EUR	24,584	$30,075	924	0
07/2021	PEN	5,182	1,378	30	0
07/2021	$2,044	PEN	8,135	71	0
08/2021	EUR	24,584	$29,173	4	0
08/2021	$6	CZK	125	0	0
09/2021	PEN	8,135	$2,045	0	(74)
12/2021	INR	18,595	248	3	0
12/2021	PEN	494	133	5	0
SOG	07/2021	$5	RUB	389	0	0
08/2021	7	559	0	0
UAG	07/2021	16	1,243	1	0

Total Forward Foreign Currency Contracts	$15,036	$(9,881)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2025	0.521%	$6,000	$142	$(13)	$129	$0
Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.467	5,000	(2)	(8)	0	(10)
BRC	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.521	5,700	136	(14)	122	0
CBK	Turkey Government International Bond	1.000	Quarterly	12/20/2021	2.311	5,000	(66)	36	0	(30)
GST	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.810	5,000	(314)	276	0	(38)
Russia Government International Bond	1.000	Quarterly	06/20/2023	0.355	700	(22)	31	9	0
Russia Government International Bond	1.000	Quarterly	06/20/2025	0.640	8,000	(10)	126	116	0
HUS	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.467	5,000	(3)	(7)	0	(10)
JPM	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.355	2,800	(82)	119	37	0
South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.049	24,400	(1,356)	1,333	0	(23)
MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2021	0.266	2,000	7	1	8	0
Turkey Government International Bond	1.000	Quarterly	12/20/2021	2.311	5,000	(70)	40	0	(30)
NGF	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.355	2,000	(57)	83	26	0
South Africa Government International Bond	1.000	Quarterly	12/20/2023	1.049	5,000	(161)	157	0	(4)

Total Swap Agreements	$(1,858)	$2,160	$447	$(145)

(g)

Securities with an aggregate market value of $5,945 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$2,977	$0	$2,977
Bahrain
Sovereign Issues	0	1,049	0	1,049
Brazil
Corporate Bonds & Notes	0	20,821	0	20,821
Sovereign Issues	0	48,165	0	48,165
Cayman Islands
Corporate Bonds & Notes	0	11,156	0	11,156
Chile
Corporate Bonds & Notes	0	7,413	0	7,413
Sovereign Issues	0	9,267	0	9,267
China
Corporate Bonds & Notes	0	5,266	0	5,266
Colombia
Corporate Bonds & Notes	0	618	0	618
Sovereign Issues	0	707	0	707
Costa Rica
Corporate Bonds & Notes	0	202	0	202
Dominican Republic
Sovereign Issues	0	5,472	0	5,472
Egypt
Sovereign Issues	0	4,738	0	4,738
Guatemala
Sovereign Issues	0	9,058	0	9,058
Hong Kong
Corporate Bonds & Notes	0	727	0	727
India
Corporate Bonds & Notes	0	3,713	0	3,713
Indonesia
Corporate Bonds & Notes	0	11,983	0	11,983
Sovereign Issues	0	21,276	0	21,276
Israel
Sovereign Issues	0	16,963	0	16,963
Ivory Coast
Sovereign Issues	0	5,413	0	5,413
Luxembourg
Corporate Bonds & Notes	0	8,729	0	8,729
Malaysia
Corporate Bonds & Notes	0	2,817	0	2,817
Mexico
Corporate Bonds & Notes	0	13,882	0	13,882
Sovereign Issues	0	15,533	0	15,533
Oman
Sovereign Issues	0	927	0	927
Peru
Sovereign Issues	0	84,925	0	84,925
Qatar
Sovereign Issues	0	24,957	0	24,957
Russia
Sovereign Issues	0	206	0	206
Saudi Arabia
Corporate Bonds & Notes	0	8,787	0	8,787
Sovereign Issues	0	1,750	0	1,750
Serbia
Sovereign Issues	0	15,827	0	15,827
Singapore
Corporate Bonds & Notes	0	203	0	203
South Africa
Sovereign Issues	0	5,551	0	5,551
Thailand

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Corporate Bonds & Notes	0	831	0	831
Turkey
Sovereign Issues	0	717	0	717
Ukraine
Sovereign Issues	0	3,939	0	3,939
United Arab Emirates
Sovereign Issues	0	12,372	0	12,372
United States
Asset-Backed Securities	0	229	0	229
Corporate Bonds & Notes	0	16,662	0	16,662
Non-Agency Mortgage-Backed Securities	0	497	0	497
Virgin Islands (British)
Corporate Bonds & Notes	0	273	0	273
Short-Term Instruments
Israel Treasury Bills	0	14,293	0	14,293
U.S. Treasury Bills	0	1,617	0	1,617
U.S. Treasury Cash Management Bills	0	5,543	0	5,543

	$0	$428,051	$0	$428,051
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$115,895	$0	$0	$115,895

Total Investments	$115,895	$428,051	$0	$543,946

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	243	0	243
Over the counter	0	15,483	0	15,483

	$0	$15,726	$0	$15,726
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(373)	0	(373)
Over the counter	0	(10,026)	0	(10,026)

	$0	$(10,399)	$0	$(10,399)

Total Financial Derivative Instruments	$0	$5,327	$0	$5,327

Totals	$115,895	$433,378	$0	$549,273

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 5.4%
Acrisure LLC 3.604% (LIBOR03M + 3.500%) due 02/15/2027 ~		$796	$789
Adient US LLC 3.604% (LIBOR03M + 3.500%) due 04/08/2028 ~		1,000	1,003
Altice France S.A. 4.155% (LIBOR03M + 4.000%) due 08/14/2026 ~		1,627	1,627
B.C. Unlimited Liability Co. 1.854% (LIBOR03M + 1.750%) due 11/19/2026 ~		881	870
Blackstone CQP Holdco LP TBD% due 06/05/2028		15,450	15,409
Dun & Bradstreet Corp. 3.360% (LIBOR03M + 3.250%) due 02/06/2026 ~		198	197
Envision Healthcare Corp. 3.854% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,218	1,045
Fly Funding S.a.r.l. 7.000% (LIBOR03M + 6.000%) due 10/08/2025 ~		1,560	1,562
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR03M + 3.750%) due 12/22/2026 ~		249	247
Ortho-Clinical Diagnostics S.A. 3.089% (LIBOR03M + 3.000%) due 06/30/2025 ~		339	339
Redstone Buyer LLC
TBD% due 04/27/2028 ~µ		591	591
TBD% (LIBOR03M + 4.750%) due 04/27/2028 ~		1,509	1,510
RegionalCare Hospital Partners Holdings, Inc. 3.854% (LIBOR03M + 3.750%) due 11/16/2025 ~		1,982	1,980
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		168	170
Spirit AeroSystems Holdings, Inc. 6.000% (LIBOR03M + 5.250%) due 01/15/2025 ~		821	828
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		200	203
Virtusa Corp. 5.000% (LIBOR03M + 4.250%) due 02/11/2028 ~		200	201

Total Loan Participations and Assignments (Cost $28,564)			28,571

CORPORATE BONDS & NOTES 70.0%
BANKING & FINANCE 15.3%
Acrisure LLC 4.250% due 02/15/2029		400	396
Ally Financial, Inc. 8.000% due 11/01/2031		8,715	12,517
AssuredPartners, Inc. 5.625% due 01/15/2029		2,000	2,004
Aviation Capital Group LLC 5.500% due 12/15/2024		900	1,018
Avolon Holdings Funding Ltd.
5.500% due 01/15/2023		1,205	1,280
5.500% due 01/15/2026		825	937
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	100	118
3.625% due 09/24/2024		100	124
Barclays PLC 8.000% due 06/15/2024 •(g)(h)		$600	683
Corestate Capital Holding S.A. 3.500% due 04/15/2023	EUR	100	103
Cushman & Wakefield U.S. Borrower LLC 6.750% due 05/15/2028		$1,325	1,432
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		49	49
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		43	43
Enact Holdings, Inc. 6.500% due 08/15/2025		2,550	2,818
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		300	299
3.375% due 11/13/2025		1,100	1,142
4.000% due 11/13/2030		500	524
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025		1,150	1,196

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Freedom Mortgage Corp.
8.125% due 11/15/2024	430	446
8.250% due 04/15/2025	1,500	1,571
HSBC Holdings PLC
6.000% due 05/22/2027 •(g)(h)	600	667
6.500% due 03/23/2028 •(g)(h)	1,000	1,149
Icahn Enterprises LP
5.250% due 05/15/2027	1,525	1,577
6.375% due 12/15/2025	2,300	2,373
Jefferies Finance LLC 6.250% due 06/03/2026	1,000	1,050
Ladder Capital Finance Holdings LLLP 5.250% due 03/15/2022	1,650	1,663
MGIC Investment Corp. 5.250% due 08/15/2028	2,600	2,759
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030	500	499
5.500% due 08/15/2028	4,975	5,025
Navient Corp. 5.625% due 08/01/2033	3,000	2,904
NCL Finance Ltd. 6.125% due 03/15/2028	850	893
NFP Corp. 6.875% due 08/15/2028	1,000	1,056
OneMain Finance Corp.
6.125% due 05/15/2022	1,125	1,172
8.875% due 06/01/2025	2,250	2,501
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	4,650	4,889
5.500% due 02/15/2024	1,100	1,210
Park Intermediate Holdings LLC
5.875% due 10/01/2028	525	561
7.500% due 06/01/2025	3,225	3,506
Pinnacol Assurance 8.625% due 06/25/2034 «(i)	5,000	6,384
Radian Group, Inc. 6.625% due 03/15/2025	4,050	4,576
RLJ Lodging Trust LP 3.750% due 07/01/2026	200	202
Sitka Holdings LLC 4.643% due 07/06/2026 •(a)	1,100	1,099
SLM Corp. 5.125% due 04/05/2022	1,800	1,840
Starwood Property Trust, Inc. 3.625% due 07/15/2026 (a)	500	504
Voyager Aviation Holdings LLC 8.500% due 05/09/2026	293	268
XHR LP 6.375% due 08/15/2025	1,650	1,761

		80,788

INDUSTRIALS 50.6%
Acadia Healthcare Co., Inc. 5.000% due 04/15/2029	825	863
AdaptHealth LLC
4.625% due 08/01/2029	200	203
6.125% due 08/01/2028	800	853
Adient U.S. LLC 9.000% due 04/15/2025	100	110
ADT Security Corp. 4.875% due 07/15/2032	530	560
Air Canada Pass-Through Trust 5.250% due 10/01/2030	750	815
Allison Transmission, Inc. 3.750% due 01/30/2031	2,500	2,460
Altice France S.A. 7.375% due 05/01/2026	1,627	1,694
Ambience Merger Sub, Inc. 7.125% due 07/15/2029 (a)	100	101
AMC Networks, Inc. 4.750% due 08/01/2025	1,300	1,338
American Airlines Pass-Through Trust 3.375% due 11/01/2028	70	70
AMN Healthcare, Inc. 4.000% due 04/15/2029	850	859
Austin BidCo, Inc. 7.125% due 12/15/2028	1,000	1,027
Avantor Funding, Inc. 4.625% due 07/15/2028	900	951
Avon Products, Inc. 6.500% due 03/15/2023	800	862
B.C. Unlimited Liability Co. 4.375% due 01/15/2028	600	609
Bausch Health Americas, Inc. 9.250% due 04/01/2026	2,075	2,260

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Bausch Health Cos., Inc.
6.125% due 04/15/2025		872	895
6.250% due 02/15/2029		3,800	3,763
7.000% due 01/15/2028		950	981
7.250% due 05/30/2029		850	871
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		1,800	1,846
Boeing Co.
5.040% due 05/01/2027		150	173
5.705% due 05/01/2040		1,625	2,096
5.805% due 05/01/2050		250	337
5.930% due 05/01/2060		1,625	2,248
Bombardier, Inc.
7.125% due 06/15/2026		700	734
7.875% due 04/15/2027		900	935
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		825	844
Brink's Co. 5.500% due 07/15/2025		1,150	1,225
British Airways Pass-Through Trust 4.250% due 05/15/2034		296	320
CCO Holdings LLC
4.250% due 02/01/2031		2,500	2,550
4.500% due 08/15/2030		700	730
4.500% due 06/01/2033		1,500	1,537
5.750% due 02/15/2026		997	1,033
CDK Global, Inc. 5.250% due 05/15/2029		1,000	1,094
Charter Communications Operating LLC
4.800% due 03/01/2050		200	230
5.375% due 04/01/2038		200	246
5.750% due 04/01/2048		150	191
Chobani LLC 7.500% due 04/15/2025		2,200	2,293
CNX Resources Corp. 7.250% due 03/14/2027		2,000	2,146
CommScope Technologies LLC 5.000% due 03/15/2027		3,500	3,587
Community Health Systems, Inc.
4.750% due 02/15/2031		175	176
5.625% due 03/15/2027		3,900	4,168
6.000% due 01/15/2029		800	857
6.125% due 04/01/2030		3,400	3,455
6.625% due 02/15/2025		300	318
6.875% due 04/15/2029		1,600	1,679
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)		6,468	1,650
CPUK Finance Ltd. 6.500% due 08/28/2026	GBP	2,000	2,938
DAE Funding LLC 5.000% due 08/01/2024		$1,750	1,802
DaVita, Inc. 4.625% due 06/01/2030		3,450	3,552
Dell International LLC 8.350% due 07/15/2046		1,327	2,174
Dell, Inc.
5.400% due 09/10/2040		6,000	7,104
6.500% due 04/15/2038		16,425	21,024
Delta Air Lines, Inc.
4.500% due 10/20/2025		650	699
4.750% due 10/20/2028		625	695
7.000% due 05/01/2025		2,100	2,452
Deluxe Corp. 8.000% due 06/01/2029		2,250	2,447
Diebold Nixdorf, Inc. 9.375% due 07/15/2025		825	917
Dufry One BV 2.000% due 02/15/2027	EUR	2,000	2,241
Dun & Bradstreet Corp. 10.250% due 02/15/2027		$1,000	1,108
Endo Dac
5.875% due 10/15/2024		4,400	4,340
6.000% due 06/30/2028		8,847	5,977
9.500% due 07/31/2027		6,005	6,133
Endo Luxembourg Finance Co. SARL 6.125% due 04/01/2029		2,100	2,061
Envision Healthcare Corp. 8.750% due 10/15/2026		3,950	2,775
Ford Motor Co. 4.750% due 01/15/2043 (k)		3,000	3,191
Gap, Inc. 8.625% due 05/15/2025		1,125	1,236
Gartner, Inc. 3.750% due 10/01/2030		1,000	1,024
GFL Environmental, Inc. 3.500% due 09/01/2028		1,650	1,648

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

goeasy Ltd. 5.375% due 12/01/2024		1,000	1,035
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026		600	645
HCA, Inc. 5.375% due 02/01/2025		3,050	3,444
Helios Software Holdings, Inc. 4.625% due 05/01/2028		2,500	2,455
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		2,200	2,175
4.000% due 05/01/2031		2,000	2,020
5.375% due 05/01/2025		300	317
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/2031		700	699
Hilton Worldwide Finance LLC 4.875% due 04/01/2027		350	366
Hologic, Inc. 3.250% due 02/15/2029		2,475	2,461
Hudbay Minerals, Inc. 6.125% due 04/01/2029 (k)		2,550	2,719
iHeartCommunications, Inc.
6.375% due 05/01/2026		393	418
8.375% due 05/01/2027		712	763
Intelsat Jackson Holdings S.A. 8.500% due 10/15/2024 ^(c)		2,700	1,603
Jaguar Land Rover Automotive PLC
5.875% due 01/15/2028 (k)		1,150	1,214
6.875% due 11/15/2026	EUR	700	968
Kronos Acquisition Holdings, Inc. 7.000% due 12/31/2027		$200	201
Level 3 Financing, Inc.
3.625% due 01/15/2029		3,300	3,189
3.750% due 07/15/2029		600	584
4.250% due 07/01/2028		2,425	2,464
MGM Resorts International 4.750% due 10/15/2028		1,700	1,810
NCL Corp. Ltd. 5.875% due 03/15/2026		850	892
NCR Corp. 8.125% due 04/15/2025		3,725	4,081
Nielsen Finance LLC
5.625% due 10/01/2028		825	872
5.875% due 10/01/2030		825	900
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		2,000	2,260
Occidental Petroleum Corp. 8.875% due 07/15/2030		2,500	3,347
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		180	197
7.375% due 06/01/2025		60	65
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		2,607	2,669
PDC Energy, Inc. 5.750% due 05/15/2026		1,650	1,726
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)		1,250	56
5.500% due 04/12/2037 ^(c)		1,250	56
PetSmart, Inc.
4.750% due 02/15/2028		450	468
7.750% due 02/15/2029		2,000	2,208
Post Holdings, Inc. 4.625% due 04/15/2030		1,000	1,018
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		1,000	1,084
Prime Security Services Borrower LLC 3.375% due 08/31/2027		2,150	2,088
Qorvo, Inc. 3.375% due 04/01/2031		850	888
Rackspace Technology Global, Inc. 5.375% due 12/01/2028 (k)		500	513
Radiate Holdco LLC 4.500% due 09/15/2026		2,475	2,568
Renault S.A. 2.000% due 09/28/2026	EUR	2,000	2,367
Reynolds Group Issuer, Inc. 4.000% due 10/15/2027		$3,250	3,232
RP Escrow Issuer LLC 5.250% due 12/15/2025		800	838
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		1,000	1,156
Sabre GLBL, Inc.
7.375% due 09/01/2025		900	980
9.250% due 04/15/2025		4,050	4,827
Scientific Games International, Inc. 5.000% due 10/15/2025		1,500	1,553

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Sealed Air Corp. 6.875% due 07/15/2033	800	1,016
Shift4 Payments LLC 4.625% due 11/01/2026	825	862
Spirit AeroSystems, Inc.
5.500% due 01/15/2025	825	879
7.500% due 04/15/2025	2,000	2,141
Standard Industries, Inc.
3.375% due 01/15/2031	2,000	1,917
4.375% due 07/15/2030	1,700	1,758
Switch Ltd. 3.750% due 09/15/2028	825	837
T-Mobile USA, Inc.
2.875% due 02/15/2031	750	745
3.875% due 04/15/2030	2,000	2,242
4.500% due 04/15/2050	200	238
4.750% due 02/01/2028	3,200	3,432
Team Health Holdings, Inc. 6.375% due 02/01/2025	900	858
TEGNA, Inc. 4.625% due 03/15/2028	700	727
Tempo Acquisition LLC 5.750% due 06/01/2025	1,700	1,795
Tenet Healthcare Corp.
4.625% due 07/15/2024	500	509
6.125% due 10/01/2028	6,150	6,571
7.500% due 04/01/2025	300	324
Toll Brothers Finance Corp. 4.875% due 03/15/2027	1,300	1,479
Travel + Leisure Co. 6.000% due 04/01/2027	1,300	1,432
TreeHouse Foods, Inc. 4.000% due 09/01/2028	1,800	1,789
TripAdvisor, Inc. 7.000% due 07/15/2025	825	889
United Airlines Pass-Through Trust 5.875% due 04/15/2029	1,523	1,693
United Airlines, Inc.
4.375% due 04/15/2026	400	415
4.625% due 04/15/2029	350	363
Univision Communications, Inc.
6.625% due 06/01/2027	800	868
9.500% due 05/01/2025	200	221
VeriSign, Inc. 4.750% due 07/15/2027	2,500	2,656
Virgin Media Finance PLC 5.000% due 07/15/2030	500	506
Williams Scotsman International, Inc. 4.625% due 08/15/2028	3,275	3,389
WMG Acquisition Corp. 3.000% due 02/15/2031	1,650	1,567
Yum! Brands, Inc.
4.625% due 01/31/2032	2,500	2,632
6.875% due 11/15/2037	100	125
7.750% due 04/01/2025	5,650	6,161
Ziggo BV 5.500% due 01/15/2027	1,100	1,146

		267,022

UTILITIES 4.1%
Calpine Corp.
3.750% due 03/01/2031	1,000	954
5.000% due 02/01/2031	4,100	4,088
DPL, Inc. 4.125% due 07/01/2025	2,450	2,631
Genesis Energy LP
5.625% due 06/15/2024	200	201
8.000% due 01/15/2027	2,400	2,524
Lumen Technologies, Inc. 4.500% due 01/15/2029	500	489
NSG Holdings LLC 7.750% due 12/15/2025	1,126	1,204
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)	998	513
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	73	73
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)	802	193
PBF Holding Co. LLC 9.250% due 05/15/2025	1,625	1,639
Sprint Capital Corp. 8.750% due 03/15/2032	2,300	3,499
Terraform Global Operating LLC 6.125% due 03/01/2026	1,500	1,552

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

TerraForm Power Operating LLC 5.000% due 01/31/2028		2,000	2,123

			21,683

Total Corporate Bonds & Notes (Cost $345,792)			369,493

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Corestate Capital Holding S.A. 1.375% due 11/28/2022	EUR	200	202

Total Convertible Bonds & Notes (Cost $198)			202

MUNICIPAL BONDS & NOTES 0.1%
FLORIDA 0.1%
Sunrise, Florida Special Assessment Notes, Series 2015 4.800% due 05/01/2025		$370	384

Total Municipal Bonds & Notes (Cost $370)			384

U.S. TREASURY OBLIGATIONS 5.3%
U.S. Treasury Notes
1.625% due 05/15/2031		27,700	28,128

Total U.S. Treasury Obligations (Cost $28,055)			28,128

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Adjustable Rate Mortgage Trust 2.721% due 10/25/2035 ~		60	48
American Home Mortgage Assets Trust
1.036% due 11/25/2046 •		557	240
6.750% due 06/25/2037 ^þ		106	102
Banc of America Funding Trust 2.919% due 03/20/2036 ^~		69	68
Bear Stearns ALT-A Trust 2.910% due 01/25/2035 ~		2	2
Citigroup Mortgage Loan Trust 2.520% due 11/25/2035 •		88	88
Countrywide Alternative Loan Trust
0.272% due 05/25/2047 •		16	16
0.352% due 07/25/2046 ^•		286	195
0.513% due 03/20/2046 •		28	24
1.116% due 12/25/2035 •		32	30
2.842% due 10/25/2035 ^~		23	22
Countrywide Home Loan Mortgage Pass-Through Trust
0.732% due 03/25/2035 •		90	89
6.000% due 05/25/2036 ^		49	35
Downey Savings & Loan Association Mortgage Loan Trust 0.593% due 02/19/2045 •		6	6
First Horizon Alternative Mortgage Securities Trust
2.392% due 09/25/2035 ^~		130	127
6.000% due 05/25/2036 ^		51	33
GMAC Mortgage Corp. Loan Trust 3.052% due 04/19/2036 ^~		118	104
GSR Mortgage Loan Trust
2.604% due 05/25/2035 ~		69	66
2.756% due 04/25/2035 ~		1	1
2.825% due 11/25/2035 ~		15	16
HarborView Mortgage Loan Trust
0.283% due 01/19/2038 •		17	17
0.573% due 03/19/2036 ^•		245	244
IndyMac Mortgage Loan Trust 2.979% due 09/25/2035 ^~		39	37
JP Morgan Mortgage Trust
2.801% due 07/25/2035 ~		31	31
2.949% due 07/27/2037 ~		192	190
6.000% due 08/25/2037 ^		69	52
Residential Accredit Loans, Inc. Trust
0.422% due 03/25/2037 •		279	53
5.445% due 02/25/2036 ^~		162	136
Residential Asset Securitization Trust 6.000% due 05/25/2037 ^		58	48
Structured Asset Mortgage Investments Trust 0.532% due 05/25/2036 •		16	16
WaMu Mortgage Pass-Through Certificates Trust
0.886% due 05/25/2047 •		207	201
2.514% due 10/25/2036 ^~		78	76

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

3.233% due 07/25/2037 ^~	91	91

Total Non-Agency Mortgage-Backed Securities (Cost $2,240)		2,504

ASSET-BACKED SECURITIES 0.1%
Carrington Mortgage Loan Trust 0.242% due 08/25/2036 •	58	56
Credit-Based Asset Servicing & Securitization Trust 3.264% due 01/25/2037 ^þ	843	388
CSAB Mortgage-Backed Trust 6.172% due 06/25/2036 ^þ	311	120
Morgan Stanley ABS Capital, Inc. Trust 0.232% due 05/25/2037 •	73	66
Option One Mortgage Loan Trust Asset-Backed Certificates 1.067% due 08/25/2033 •	48	49
Residential Asset Securities Corp. Trust 0.392% due 08/25/2036 •	7	7

Total Asset-Backed Securities (Cost $704)		686

SOVEREIGN ISSUES 0.5%
Argentina Government International Bond
0.125% due 07/09/2041 þ	7,113	2,546
1.000% due 07/09/2029	102	39

Total Sovereign Issues (Cost $3,396)		2,585

	SHARES
COMMON STOCKS 2.5%
COMMUNICATION SERVICES 0.4%
Clear Channel Outdoor Holdings, Inc. (d)	163,228	431
iHeartMedia, Inc. 'A' (d)	39,083	1,053
iHeartMedia, Inc. 'B' «(d)	30,332	735

		2,219

CONSUMER DISCRETIONARY 0.4%
Caesars Entertainment, Inc. (d)	19,463	2,019

		2,019

ENERGY 0.1%
California Resources Corp. (d)	14,960	451

FINANCIALS 0.3%
CIT Group, Inc.	26,331	1,358
Hipotecaria Su Casita S.A. «(d)	78,886	0
Mr Cooper Group, Inc. (d)	4,374	145

		1,503

HEALTH CARE 1.2%
NVHL S.A. 'A' «(d)(i)	197,572	627
NVHL S.A. 'B' «(d)(i)	197,572	627
NVHL S.A. 'C' «(d)(i)	197,572	628
NVHL S.A. 'D' «(d)(i)	197,572	628
NVHL S.A. 'E' «(d)(i)	197,572	628
NVHL S.A. 'F' «(d)(i)	197,572	628
NVHL S.A. 'G' «(d)(i)	197,572	628
NVHL S.A. 'H' «(d)(i)	197,572	628
NVHL S.A. 'I' «(d)(i)	197,572	628
NVHL S.A. 'J' «(d)(i)	197,572	628

		6,278

INDUSTRIALS 0.1%
Neiman Marcus Group Ltd. LLC «(d)(i)	7,513	830
Voyager Aviation Holdings «(d)	136	0

		830

Total Common Stocks (Cost $16,036)		13,300

WARRANTS 0.4%
ENERGY 0.0%
California Resources Corp. - Exp. 10/27/2024	24,765	190

FINANCIALS 0.1%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	3,455	418

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

MATERIALS 0.3%
Novasep Holding SAS - Exp. 05/31/2022 «	2,167,200	1,645

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024	60,750	18

Total Warrants (Cost $845)		2,271

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.1%
Citigroup, Inc. 5.800% due 06/15/2022 •(g)	550,000	569

INDUSTRIALS 0.3%
Voyager Aviation Holdings LLC 9.500% «	814	253
Xfit Brands, Inc. «	1,000	1,361

		1,614

Total Preferred Securities (Cost $4,472)		2,183

REAL ESTATE INVESTMENT TRUSTS 2.1%
REAL ESTATE 2.1%
VICI Properties, Inc.	354,535	10,998

Total Real Estate Investment Trusts (Cost $4,274)		10,998

SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS (j) 1.5%		7,881

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
0.024% due 08/10/2021 (e)(f)	$261	261

Total Short-Term Instruments (Cost $8,142)		8,142

Total Investments in Securities (Cost $443,088)		469,447

	SHARES
INVESTMENTS IN AFFILIATES 14.3%
COMMON STOCKS 0.2%
AFFILIATED INVESTMENTS 0.2%
Stearns Holdings LLC 'B' «(i)	720,949	1,038
Xfit Brands, Inc. ^(d)	2,040,639	26

		1,064

Total Common Stocks (Cost $1,685)		1,064

SHORT-TERM INSTRUMENTS 14.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.1%
PIMCO Short-Term Floating NAV Portfolio III	7,548,468	74,435

Total Short-Term Instruments (Cost $74,431)		74,435

Total Investments in Affiliates (Cost $76,116)		75,499

Total Investments 103.3% (Cost $519,204)		$544,946
Financial Derivative Instruments (l)(m) 0.0%(Cost or Premiums, net $9,740)		247
Other Assets and Liabilities, net (3.3)%		(17,481)

Net Assets 100.0%		$527,712

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					When-issued security.
(b)					Payment in-kind security.
(c)					Security is not accruing income as of the date of this report.
(d)					Security did not produce income within the last twelve months.
(e)					Zero coupon security.
(f)					Coupon represents a yield to maturity.
(g)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)					Contingent convertible security.
(i)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

NVHL S.A. 'A'					03/09/2012 - 05/01/2013	$614	$627	0.11%
NVHL S.A. 'B'					03/09/2012 - 05/01/2013	614	627	0.11
NVHL S.A. 'C'					03/09/2012 - 05/01/2013	614	628	0.12
NVHL S.A. 'D'					03/09/2012 - 05/01/2013	613	628	0.12
NVHL S.A. 'E'					03/09/2012 - 05/01/2013	613	628	0.12
NVHL S.A. 'F'					03/09/2012 - 05/01/2013	613	628	0.12
NVHL S.A. 'G'					03/09/2012 - 05/01/2013	613	628	0.12
NVHL S.A. 'H'					03/09/2012 - 05/01/2013	613	628	0.12
NVHL S.A. 'I'					03/09/2012 - 05/01/2013	613	628	0.12
NVHL S.A. 'J'					03/09/2012 - 05/01/2013	613	628	0.12
Neiman Marcus Group Ltd. LLC					09/25/2020	242	830	0.16
Pinnacol Assurance 8.625% due 06/25/2034					06/23/2014	5,000	6,384	1.21
Stearns Holdings LLC 'B'					03/15/2021	1,267	1,038	0.20

						$12,642	$14,530	2.75%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	(7.000)%	12/07/2020	07/02/2021	$4,650	Macy's Retail Holdings, Inc. 3.625% due 06/01/2024	$(5,137)	$4,650	$4,650
BRC	(4.500)	03/27/2020	TBD(2)	323	American Airlines Pass-Through Trust 4.950% due 08/15/2026	(324)	323	304
SBI	(4.500)	03/27/2020	TBD(2)	2,908	American Airlines Pass-Through Trust 4.950% due 08/15/2026	(2,913)	2,908	2,741

Total Repurchase Agreements						$(8,374)	$7,881	$7,695

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

JML				(5.000)%	06/11/2021	TBD(4)	$(515)	$(513)
				(0.050)	05/28/2021	07/08/2021	(3,403)	(3,403)

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

(0.050)	06/11/2021	07/08/2021	(2,160)	(2,160)

Total Reverse Repurchase Agreements	$(6,076)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)

Corporate Bonds & Notes (1.6)%
Industrials (1.6)%
American Airlines Pass-Through Trust	4.950%	08/15/2026	$3,256	$(3,411)	$(3,275)
Macy's Retail Holdings, Inc.	3.625	06/01/2024	5,000	(4,835)	(5,145)

Total Short Sales (1.6)%	$(8,246)	$(8,420)

(k)	Securities with an aggregate market value of $7,637 and cash of $575 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(1,859) at a weighted average interest rate of (0.351%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for short sales includes $76 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2021	104	$13,780	$98	$24	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond September Futures	09/2021	72	$(14,736)	$(95)	$16	$(46)
Euro-Buxl 30-Year Bond September Futures	09/2021	9	(2,169)	(38)	6	(17)
U.S. Treasury 5-Year Note September Futures	09/2021	662	(81,710)	191	0	(41)
U.S. Treasury 30-Year Bond September Futures	09/2021	29	(4,662)	(141)	0	(19)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	24	(4,625)	(226)	0	(27)

$(309)	$22	$(150)

Total Futures Contracts	$(211)	$46	$(150)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Anadarko Petroleum Corp.	(1.000)%	Quarterly	12/20/2023	1.287%	$10,000	$722	$(655)	$67	$0	$(6)
Anheuser-Busch InBev	(1.000)	Quarterly	06/20/2025	0.441	EUR	8,800	(258)	20	(238)	2	0
ArcelorMittal	(5.000)	Quarterly	06/20/2025	1.055	2,000	(393)	18	(375)	0	(1)
Arconic, Inc.	(1.000)	Quarterly	06/20/2025	1.301	$5,000	128	(71)	57	0	0
Freeport-McMoRan, Inc.	(1.000)	Quarterly	12/20/2023	0.633	4,000	(40)	3	(37)	1	0
Johnson & Johnson Co.	(1.000)	Quarterly	06/20/2024	0.130	20,000	(606)	79	(527)	0	(4)
Macy's Retail Holdings, Inc.	(1.000)	Quarterly	06/20/2023	1.141	4,000	212	(202)	10	1	0
Viacom, Inc.	(1.000)	Quarterly	06/20/2027	0.800	10,000	(71)	(47)	(118)	0	(7)

$(306)	$(855)	$(1,161)	$4	$(18)

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Co.	5.000%	Quarterly	06/20/2023	1.280%	$100	$8	$(1)	$7	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-35 5-Year Index	5.000%	Quarterly	12/20/2025	$1,300	$113	$21	$134	$1	$0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	10,500	1,018	72	1,090	5	0

$1,131	$93	$1,224	$6	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	12/16/2022	$151,800	$6,237	$(1,607)	$4,630	$16	$0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/16/2025	19,500	2,025	(607)	1,418	11	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	61,300	645	(2,814)	(2,169)	148	0

$8,907	$(5,028)	$3,879	$175	$0

Total Swap Agreements	$9,740	$(5,791)	$3,949	$185	$(18)

Cash of $7,136 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	EUR	129	$157	$4	$0
BPS	07/2021	1,308	1,563	12	0
BRC	07/2021	$2,689	GBP	1,896	0	(66)
GLM	07/2021	GBP	4,356	$6,158	133	0
HUS	07/2021	EUR	1,409	1,723	52	0
MYI	07/2021	2,464	2,986	64	0
SCX	08/2021	5,310	6,301	1	0
SSB	07/2021	$680	GBP	480	0	(16)

Total Forward Foreign Currency Contracts	$266	$(82)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$28,571	$0	$28,571
Corporate Bonds & Notes
Banking & Finance	0	74,404	6,384	80,788
Industrials	0	267,022	0	267,022
Utilities	0	21,683	0	21,683
Convertible Bonds & Notes
Banking & Finance	0	202	0	202
Municipal Bonds & Notes
Florida	0	384	0	384
U.S. Treasury Obligations	0	28,128	0	28,128
Non-Agency Mortgage-Backed Securities	0	2,504	0	2,504
Asset-Backed Securities	0	686	0	686
Sovereign Issues	0	2,585	0	2,585
Common Stocks
Communication Services	1,484	0	735	2,219
Consumer Discretionary	2,019	0	0	2,019
Energy	451	0	0	451
Financials	1,503	0	0	1,503
Health Care	0	0	6,278	6,278
Industrials	0	0	830	830
Warrants
Energy	190	0	0	190
Financials	0	0	418	418
Materials	0	0	1,645	1,645
Utilities	18	0	0	18
Preferred Securities
Banking & Finance	0	569	0	569
Industrials	0	0	1,614	1,614
Real Estate Investment Trusts
Real Estate	10,998	0	0	10,998
Short-Term Instruments
Repurchase Agreements	0	7,881	0	7,881
U.S. Treasury Bills	0	261	0	261

$16,663	$434,880	$17,904	$469,447
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	26	1,038	1,064
Short-Term Instruments
Central Funds Used for Cash Management Purposes	74,435	0	0	74,435

$74,435	$26	$1,038	$75,499

Total Investments	$91,098	$434,906	$18,942	$544,946

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(8,420)	$0	$(8,420)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	22	209	0	231
Over the counter	0	266	0	266

$22	$475	$0	$497
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(63)	(105)	0	(168)
Over the counter	0	(82)	0	(82)

$(63)	$(187)	$0	$(250)

Total Financial Derivative Instruments	$(41)	$288	$0	$247

Totals	$91,057	$426,774	$18,942	$536,773

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2021(1)

Investments in Securities, at Value
Loan Participations and Assignments	$1,592	$0	$(20)	$4	$1	$(14)	$0	$(1,563)	$0	$0
Corporate Bonds & Notes
Banking & Finance	6,076	0	0	0	0	308	0	0	6,384	308
Common Stocks
Communication Services	496	0	0	0	0	239	0	0	735	239

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Health Care	0	0	0	0	0	6,278	0	0	6,278	6,278
Industrials	757	0	0	0	0	73	0	0	830	73
Warrants
Financials	0	454	0	0	0	(36)	0	0	418	(36)
Materials	0	0	0	0	0	1,645	0	0	1,645	1,645
Preferred Securities
Industrials	1,281	267	0	0	0	66	0	0	1,614	67

Totals	$10,202	$721	$(20)	$4	$1	$8,559	$0	$(1,563)	$17,904	$8,574

Investments in Affiliates, at Value
Common Stocks
Financials	$3,201	$0	$(2,134)	$0	$0	$(29)	$0	$0	$1,038	$(2,163)

Totals	$13,403	$721	$(2,154)	$4	$1	$8,530	$0	$(1,563)	$18,942	$6,411

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance		$6,384	Discounted Cash Flow			Discount Rate			4.530	—
Common Stocks
Communication Services		735	Reference Instrument			Liquidity Discount			10.000	—
Health Care		6,278	Other Valuation Techniques(2)			—			—	—
Industrials		830	Discounted Cash Flow			Discount Rate			14.250	—
Warrants
Financials		418	Other Valuation Techniques(2)			—			—	—
Materials		1,645	Other Valuation Techniques(2)			—			—	—
Preferred Securities
Industrials		253	Comparable Companies/Discounted Cash Flow			Book Value/Discount Rate			0.220x/20.260	—
		1,361	Other Valuation Techniques(2)			—			—	—

Total		$17,904

Investments in Affiliates, at Value
Common Stocks
Industrials		1,038	Other Valuation Techniques(2)			—			—	—

Total		$18,942

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Consolidated Schedule of Investments PIMCO International Portfolio	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 76.6% ¤
CANADA 1.8%
SOVEREIGN ISSUES 1.8%
Province of Quebec 6.250% due 06/01/2032	CAD	8,000	$9,066

Total Canada (Cost $6,752)			9,066

DENMARK 8.4%
CORPORATE BONDS & NOTES 8.4%
Jyske Realkredit A/S 1.000% due 10/01/2021	DKK	75,000	12,006
Nordea Kredit Realkreditaktieselskab 1.000% due 10/01/2021		75,000	12,005
Realkredit Danmark A/S 1.000% due 04/01/2022		120,000	19,345

Total Denmark (Cost $43,187)			43,356

UNITED STATES 4.7%
ASSET-BACKED SECURITIES 1.5%
Amortizing Residential Collateral Trust 0.792% due 10/25/2031 •		$148	145
Argent Securities Trust 0.272% due 07/25/2036 •		1,334	533
Asset-Backed Funding Certificates Trust 0.792% due 06/25/2034 •		307	302
Asset-Backed Securities Corp. Home Equity Loan Trust 0.172% due 05/25/2037 •		43	34
Bear Stearns Asset-Backed Securities Trust 0.752% due 10/25/2032 •		46	46
CIT Group Home Equity Loan Trust 0.632% due 06/25/2033 •		1	1
Countrywide Asset-Backed Certificates 0.832% due 05/25/2032 •		91	90
Credit Suisse First Boston Mortgage Securities Corp. 0.712% due 01/25/2032 •		76	74
Credit-Based Asset Servicing & Securitization Trust
0.152% due 11/25/2036 •		35	20
0.162% due 01/25/2037 ^•		287	119
Home Equity Asset Trust 0.692% due 11/25/2032 •		1	1
HSI Asset Securitization Corp. Trust 0.192% due 10/25/2036 •		24	13
Long Beach Mortgage Loan Trust 0.652% due 10/25/2034 •		28	27
Merrill Lynch Mortgage Investors Trust 0.252% due 09/25/2037 •		39	22
Morgan Stanley ABS Capital, Inc. Trust
0.152% due 05/25/2037 •		53	48
0.192% due 11/25/2036 •		6,625	4,317
SLM Student Loan Trust 1.676% due 04/25/2023 •		2,024	2,043
Soundview Home Loan Trust 0.152% due 11/25/2036 •		253	104
Structured Asset Securities Corp. Mortgage Loan Trust 1.592% due 04/25/2035 •		5	5
Washington Mutual Asset-Backed Certificates Trust 0.152% due 10/25/2036 •		26	13

			7,957

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Bear Stearns ALT-A Trust
2.667% due 01/25/2036 ^~		608	609
2.715% due 08/25/2036 ^~		27	20
Citigroup Mortgage Loan Trust 2.996% due 08/25/2035 ~		13	13
Countrywide Alternative Loan Trust
0.252% due 02/25/2047 •		85	79

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2021 (Unaudited)

0.273% due 02/20/2047 ^•	3,879	3,043
0.513% due 03/20/2046 •	315	268
0.612% due 12/25/2035 •	30	28
0.652% due 12/25/2035 •	200	199
0.652% due 02/25/2037 •	97	85
0.692% due 08/25/2035 •	275	265
0.692% due 12/25/2035 •	766	676
0.792% due 09/25/2035 •	862	820
Countrywide Home Loan Mortgage Pass-Through Trust
0.552% due 05/25/2035 •	106	94
0.672% due 03/25/2035 ^•	376	333
0.672% due 04/25/2035 •	3	3
0.692% due 03/25/2035 •	35	29
0.732% due 03/25/2035 •	2,222	1,981
0.752% due 02/25/2035 •	8	8
0.852% due 09/25/2034 •	6	6
2.958% due 08/25/2034 ^~	3	3
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	7	7
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 0.192% due 10/25/2036 ^•	2	2
Downey Savings & Loan Association Mortgage Loan Trust
0.423% due 09/19/2045 •	1,212	922
0.513% due 03/19/2045 •	252	257
0.613% due 08/19/2045 •	104	101
GreenPoint Mortgage Funding Trust 0.552% due 06/25/2045 •	966	841
HarborView Mortgage Loan Trust
0.573% due 06/19/2035 •	199	199
0.573% due 01/19/2036 ^•	26	25
0.573% due 03/19/2036 ^•	969	964
0.593% due 01/19/2036 •	1,561	1,148
0.713% due 11/19/2035 •	186	170
0.753% due 09/19/2035 •	12	10
0.773% due 06/20/2035 •	45	44
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.327% due 10/25/2035 ~	15	14
Residential Accredit Loans, Inc. Trust 0.512% due 04/25/2046 •	127	50
Sequoia Mortgage Trust
0.793% due 10/19/2026 •	5	4
0.793% due 07/20/2033 •	452	453
0.924% due 10/20/2034 •	153	150
Structured Asset Mortgage Investments Trust 0.673% due 07/19/2034 •	2	2
Thornburg Mortgage Securities Trust 0.632% due 03/25/2044 •	58	57
WaMu Mortgage Pass-Through Certificates Trust
0.672% due 10/25/2045 •	14	14
0.712% due 01/25/2045 •	8	8
0.732% due 01/25/2045 •	8	8
0.732% due 07/25/2045 •	7	7
0.938% due 12/25/2046 •	85	85
1.316% due 11/25/2042 •	2	1
1.516% due 08/25/2042 •	5	5
1.593% due 02/27/2034 •	4	4
1.843% due 10/25/2046 •	24	24
1.843% due 11/25/2046 •	258	253

		14,391

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
0.212% due 03/25/2034 •	3	3
0.242% due 08/25/2034 •	2	2
0.442% due 09/25/2042 •	22	22
0.492% due 06/25/2029 •	1	1
1.800% due 12/01/2034 •	3	3
2.581% due 11/01/2034 •	11	12
2.633% due 12/01/2030 •	2	2
6.000% due 07/25/2044	12	14
7.000% due 09/25/2023	3	3
Freddie Mac
0.242% due 09/25/2035 •	872	868
0.372% due 09/25/2031 •	15	15
0.523% due 12/15/2031 •	1	1
1.316% due 10/25/2044 •	43	44
1.328% due 02/25/2045 •	20	20
1.516% due 07/25/2044 •	13	13
2.168% due 10/01/2036 •	13	14
6.500% due 07/15/2028	116	132
Ginnie Mae
2.000% (H15T1Y + 1.500%) due 03/20/2022 - 02/20/2025 ~	16	16
2.125% (H15T1Y + 1.500%) due 11/20/2022 - 10/20/2024 ~	18	18
2.125% due 11/20/2024 •	23	23
2.250% (H15T1Y + 1.500%) due 08/20/2022 - 09/20/2025 ~	37	39

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2021 (Unaudited)

2.875% (H15T1Y + 1.500%) due 04/20/2022 - 05/20/2026 ~		23	23
2.875% due 04/20/2030 - 06/20/2030 •		202	212
6.000% due 08/20/2034		264	298
Small Business Administration
4.625% due 02/01/2025		8	8
5.090% due 10/01/2025		3	4

			1,810

Total United States (Cost $29,548)			24,158

SHORT-TERM INSTRUMENTS 61.7%
JAPAN TREASURY BILLS 16.9%
(0.105)% due 08/30/2021 - 09/06/2021 (b)(c)	JPY	9,670,000	87,058

U.S. TREASURY BILLS 40.6%
0.041% due 07/01/2021 - 12/16/2021 (a)(b)(c)(e)		$208,700	208,688

U.S. TREASURY CASH MANAGEMENT BILLS 4.2%
0.014% due 09/14/2021 - 10/05/2021 (b)(c)		21,800	21,798

Total Short-Term Instruments (Cost $318,816)			317,544

Total Investments in Securities (Cost $398,303)			394,124

		SHARES
INVESTMENTS IN AFFILIATES 20.6%
SHORT-TERM INSTRUMENTS 20.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.6%
PIMCO Short-Term Floating NAV Portfolio III		10,729,505	105,804

Total Short-Term Instruments (Cost $105,674)			105,804

Total Investments in Affiliates (Cost $105,674)			105,804

Total Investments 97.2% (Cost $503,977)			$499,928
Financial Derivative Instruments (d)(f) 0.3%(Cost or Premiums, net $5,903)			1,700
Other Assets and Liabilities, net 2.5%			12,795

Net Assets 100.0%			$514,423

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month Euribor September Futures	09/2021	500	$149,012	$(4)	$0	$0
Canada Government 10-Year Bond September Futures	09/2021	136	15,965	193	33	0
Euro-Schatz September Futures	09/2021	337	44,811	(8)	4	0

$181	$37	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Buxl 30-Year Bond September Futures	09/2021	223	$(53,741)	$(947)	$132	$(407)

Total Futures Contracts	$(766)	$169	$(407)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/15/2051	GBP	141,300	$5,405	$(1,478)	$3,927	$0	$(17)
Pay(1)	6-Month EUR-EURIBOR	(0.500)	Annual	09/15/2023	EUR	41,400	(71)	10	(61)	7	0
Pay(1)	6-Month EUR-EURIBOR	(0.250)	Annual	09/15/2026	48,600	(2)	(58)	(60)	35	0
Pay(1)	6-Month EUR-EURIBOR	0.000	Annual	09/15/2031	66,300	(921)	(51)	(972)	127	0
Receive(1)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051	12,900	48	(156)	(108)	0	(58)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	7,500,000	(224)	(830)	(1,054)	0	(2)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	1,950,000	152	(1,592)	(1,440)	9	0
Receive	6-Month JPY-LIBOR	0.538	Semi-Annual	03/15/2051	3,820,000	245	(593)	(348)	75	0
Receive	6-Month JPY-LIBOR	0.350	Semi-Annual	03/17/2051	1,330,000	598	(71)	527	26	0
Receive	6-Month JPY-LIBOR	0.570	Semi-Annual	03/19/2051	990,000	39	(212)	(173)	20	0

Total Swap Agreements	$5,269	$(5,031)	$238	$299	$(77)

(e)	Securities with an aggregate market value of $25,796 and cash of $4,594 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	DKK	4,245	$676	$0	$(1)
07/2021	JPY	2,573	24	0	0
07/2021	$2,836	GBP	2,000	0	(69)
07/2021	620	NOK	5,315	0	(3)
08/2021	NOK	5,315	$620	3	0
BPS	07/2021	JPY	70,513	645	10	0
07/2021	$270	EUR	226	0	(2)
07/2021	1,054	JPY	115,300	0	(17)
08/2021	JPY	73,086	$659	1	0
08/2021	$1,039	JPY	115,300	0	(1)
08/2021	1,742	SEK	14,550	0	(41)
10/2021	DKK	3,030	$485	1	0
CBK	07/2021	AUD	983	760	23	0
07/2021	DKK	3,291	522	0	(3)
07/2021	NOK	5,315	636	19	0
07/2021	$620	DKK	3,900	2	0
GLM	07/2021	2,914	EUR	2,404	0	(63)
HUS	07/2021	EUR	1,035	$1,266	39	0
07/2021	$8,972	GBP	6,482	0	(5)
08/2021	GBP	6,482	$8,972	5	0
08/2021	JPY	5,380,000	48,981	531	0
09/2021	4,290,000	38,961	324	0
09/2021	MXN	4,650	221	0	(10)
IND	04/2022	DKK	120,000	19,363	118	0
JPM	07/2021	3,669	582	0	(3)
SCX	07/2021	GBP	8,482	12,058	325	0
12/2021	$245	SGD	324	0	(4)
SOG	07/2021	687	DKK	4,275	0	(5)
10/2021	DKK	4,275	$688	5	0
SSB	10/2021	150,000	24,090	129	0
TOR	07/2021	CAD	13,543	11,210	284	0
08/2021	13,543	10,937	11	0

Total Forward Foreign Currency Contracts	$1,830	$(227)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900%	03/10/2022	$24,600	$2,781	$1,603
Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/15/2022	29,300	3,643	1,930

Total Purchased Options	$6,424	$3,533

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800%	03/10/2022	$60,900	$(2,517)	$(1,541)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/15/2022	73,300	(3,273)	(1,879)

Total Written Options	$(5,790)	$(3,420)

(1)	Notional Amount represents the number of contracts.

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	June 30, 2021 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Canada
Sovereign Issues	$0	$9,066	$0	$9,066
Denmark
Corporate Bonds & Notes	0	43,356	0	43,356
United States
Asset-Backed Securities	0	7,957	0	7,957
Non-Agency Mortgage-Backed Securities	0	14,391	0	14,391
U.S. Government Agencies	0	1,810	0	1,810
Short-Term Instruments
Japan Treasury Bills	0	87,058	0	87,058
U.S. Treasury Bills	0	208,688	0	208,688
U.S. Treasury Cash Management Bills	0	21,798	0	21,798

	$0	$394,124	$0	$394,124
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$105,804	$0	$0	$105,804

Total Investments	$105,804	$394,124	$0	$499,928

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	169	299	0	468
Over the counter	0	5,363	0	5,363

	$169	$5,662	$0	$5,831
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(407)	(77)	0	(484)
Over the counter	0	(3,647)	0	(3,647)

	$(407)	$(3,724)	$0	$(4,131)

Total Financial Derivative Instruments	$(238)	$1,938	$0	$1,700

Totals	$105,566	$396,062	$0	$501,628

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 ~«(h)	$5,032	$5,081
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~	5,161	5,290
Castlelake LP 3.099% (LIBOR03M + 2.950%) due 05/13/2031 ~«	8,200	8,227
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~	1,238	1,223
Dell International LLC 2.000% (LIBOR03M + 1.750%) due 09/19/2025 ~	1,505	1,506
Level 3 Financing, Inc. 1.854% (LIBOR03M + 1.750%) due 03/01/2027 ~	1,100	1,086
Marriott Ownership Resorts, Inc. 1.854% (LIBOR03M + 1.750%) due 08/29/2025 ~	697	690
WR Grace & Co. 1.897% (LIBOR03M + 1.750%) due 04/03/2025 ~	293	291

Total Loan Participations and Assignments (Cost $23,046)		23,394

CORPORATE BONDS & NOTES 84.0%
BANKING & FINANCE 42.8%
AerCap Ireland Capital DAC
3.650% due 07/21/2027	600	641
4.450% due 04/03/2026	10,275	11,289
4.875% due 01/16/2024	2,500	2,723
Agree LP 2.900% due 10/01/2030	3,400	3,558
AIA Group Ltd. 3.900% due 04/06/2028	540	607
Air Lease Corp. 3.000% due 09/15/2023	3,300	3,451
Aircastle Ltd. 2.850% due 01/26/2028	8,600	8,648
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032	1,500	1,463
3.375% due 08/15/2031	1,600	1,761
3.450% due 04/30/2025	300	327
3.950% due 01/15/2028	300	339
4.900% due 12/15/2030	6,420	7,840
Ally Financial, Inc.
3.050% due 06/05/2023	2,800	2,923
8.000% due 11/01/2031	6,000	8,630
American Assets Trust LP 3.375% due 02/01/2031	6,900	7,118
American Campus Communities Operating Partnership LP
2.850% due 02/01/2030	1,800	1,855
3.875% due 01/30/2031	500	556
American Financial Group, Inc. 3.500% due 08/15/2026	2,200	2,393
American Homes 4 Rent LP
4.250% due 02/15/2028	2,000	2,250
4.900% due 02/15/2029	400	465
American Tower Corp.
1.300% due 09/15/2025	2,100	2,107
2.700% due 04/15/2031	19,100	19,723
2.750% due 01/15/2027	13,800	14,617
2.900% due 01/15/2030	700	737
2.950% due 01/15/2025	9,900	10,537
3.800% due 08/15/2029	7,900	8,811
3.950% due 03/15/2029	3,052	3,429
Antares Holdings LP 3.950% due 07/15/2026	2,600	2,709
Arch Capital Group Ltd. 3.635% due 06/30/2050	1,235	1,334
Arthur J Gallagher & Co. 2.500% due 05/20/2031	2,700	2,729
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031	5,300	5,510
Aviation Capital Group LLC
2.875% due 01/20/2022	2,300	2,324
3.500% due 11/01/2027	3,100	3,260

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

4.125% due 08/01/2025	943	1,020
4.375% due 01/30/2024	5,527	5,931
4.875% due 10/01/2025	1,500	1,667
Avolon Holdings Funding Ltd.
3.950% due 07/01/2024	2,000	2,134
4.250% due 04/15/2026	1,573	1,706
5.125% due 10/01/2023	11,571	12,514
5.250% due 05/15/2024	1,786	1,966
Banco Bilbao Vizcaya Argentaria S.A. 0.875% due 09/18/2023	14,500	14,557
Banco Inbursa S.A. Institucion de Banca Multiple 4.375% due 04/11/2027	1,700	1,821
Banco Santander Mexico S.A. 4.125% due 11/09/2022	2,400	2,497
Banco Santander S.A.
2.746% due 05/28/2025	9,200	9,699
4.379% due 04/12/2028	3,800	4,348
Bancolombia S.A. 3.000% due 01/29/2025	1,200	1,234
Bank of America Corp.
1.133% (US0003M + 0.960%) due 07/23/2024 ~	3,600	3,651
1.176% (US0003M + 1.000%) due 04/24/2023 ~	1,000	1,007
1.319% due 06/19/2026 •	25,000	25,065
1.486% due 05/19/2024 •	1,950	1,984
2.676% due 06/19/2041 •	1,000	972
3.093% due 10/01/2025 •	700	746
3.124% due 01/20/2023 •	14,300	14,517
3.550% due 03/05/2024 •	9,500	9,983
3.593% due 07/21/2028 •	5,000	5,510
3.824% due 01/20/2028 •	10,000	11,107
Banque Federative du Credit Mutuel S.A. 0.650% due 02/27/2024	2,000	1,996
Barclays Bank PLC 7.625% due 11/21/2022 (g)	2,000	2,182
Barclays PLC
1.007% due 12/10/2024 •	1,500	1,506
1.536% (US0003M + 1.380%) due 05/16/2024 ~	26,243	26,735
1.586% (US0003M + 1.430%) due 02/15/2023 ~	6,800	6,850
1.813% (US0003M + 1.625%) due 01/10/2023 ~	900	907
2.645% due 06/24/2031 •	16,100	16,332
3.200% due 08/10/2021	2,800	2,809
3.650% due 03/16/2025	9,000	9,761
3.932% due 05/07/2025 •	4,500	4,860
4.337% due 01/10/2028	6,200	6,937
4.338% due 05/16/2024 •	700	746
4.375% due 09/11/2024	1,300	1,420
4.375% due 01/12/2026	5,500	6,162
4.610% due 02/15/2023 •	16,500	16,924
4.972% due 05/16/2029 •	4,985	5,842
5.088% due 06/20/2030 •	6,300	7,353
5.200% due 05/12/2026	1,300	1,488
BBVA Bancomer S.A.
4.375% due 04/10/2024	4,200	4,573
5.125% due 01/18/2033 •(g)	5,400	5,641
6.750% due 09/30/2022	10,938	11,636
BGC Partners, Inc.
4.375% due 12/15/2025	6,200	6,719
5.375% due 07/24/2023	6,000	6,499
Blackstone Holdings Finance Co. LLC
1.600% due 03/30/2031	800	762
2.500% due 01/10/2030	1,200	1,250
BNP Paribas S.A.
2.219% due 06/09/2026 •	18,600	19,182
2.819% due 11/19/2025 •	1,200	1,263
3.052% due 01/13/2031 •	900	950
4.625% due 02/25/2031 •(f)(g)	7,500	7,826
5.198% due 01/10/2030 •	7,300	8,801
6.625% due 03/25/2024 •(f)(g)	5,250	5,771
6.750% due 03/14/2022 •(f)(g)	4,300	4,448
7.000% due 08/16/2028 •(f)(g)	2,800	3,365
7.375% due 08/19/2025 •(f)(g)	500	583
BOC Aviation Ltd.
3.500% due 10/10/2024	12,400	13,230
4.000% due 01/25/2024	700	745
Boston Properties LP
2.900% due 03/15/2030	2,300	2,392
3.250% due 01/30/2031	7,550	8,095
BPCE S.A.
1.000% due 01/20/2026	2,000	1,974
4.500% due 03/15/2025	5,700	6,288
Brixmor Operating Partnership LP 1.226% (US0003M + 1.050%) due 02/01/2022 ~	5,630	5,652
Brookfield Finance, Inc. 3.900% due 01/25/2028	300	335
Canadian Imperial Bank of Commerce 0.447% (SOFRRATE + 0.400%) due 12/14/2023 ~	1,000	1,001

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Cantor Fitzgerald LP 6.500% due 06/17/2022	1,200	1,266
CBL & Associates LP 5.950% due 12/15/2026 ^(c)	160	90
CI Financial Corp.
3.200% due 12/17/2030	2,100	2,157
4.100% due 06/15/2051	1,500	1,571
Citibank N.A. 3.650% due 01/23/2024	500	538
Citigroup, Inc.
1.126% (US0003M + 0.950%) due 07/24/2023 ~	10,000	10,080
1.256% (US0003M + 1.100%) due 05/17/2024 ~	1,000	1,016
1.366% (US0003M + 1.190%) due 08/02/2021 ~	19,500	19,521
1.565% (US0003M + 1.430%) due 09/01/2023 ~	2,900	2,941
2.572% due 06/03/2031 •(h)	10,500	10,805
3.106% due 04/08/2026 •	1,700	1,820
3.200% due 10/21/2026	5,337	5,787
3.668% due 07/24/2028 •	9	10
4.044% due 06/01/2024 •	8,300	8,844
Citizens Bank N.A.
2.250% due 04/28/2025	1,000	1,045
3.750% due 02/18/2026	1,650	1,828
CK Hutchison International Ltd. 3.250% due 04/11/2024	600	639
Corporate Office Properties LP 2.250% due 03/15/2026	5,400	5,555
Country Garden Holdings Co. Ltd. 7.125% due 01/27/2022	900	927
Credit Agricole S.A. 1.247% due 01/26/2027 •	4,750	4,679
Credit Suisse AG
2.100% due 11/12/2021	7,400	7,451
3.625% due 09/09/2024	2,600	2,826
6.500% due 08/08/2023 (g)	28,338	31,371
Credit Suisse Group AG
2.593% due 09/11/2025 •	13,300	13,845
2.997% due 12/14/2023 •	1,300	1,343
3.091% due 05/14/2032 •	14,500	14,970
3.750% due 03/26/2025	13,650	14,816
3.800% due 06/09/2023	4,800	5,089
3.869% due 01/12/2029 •	2,200	2,425
4.207% due 06/12/2024 •	1,600	1,705
4.550% due 04/17/2026	600	680
Crown Castle International Corp.
1.350% due 07/15/2025	7,400	7,457
3.150% due 07/15/2023	3,000	3,151
3.300% due 07/01/2030	3,379	3,625
4.150% due 07/01/2050	7,085	8,118
CubeSmart LP
3.000% due 02/15/2030	2,100	2,203
4.000% due 11/15/2025	2,933	3,230
4.375% due 02/15/2029	7,650	8,760
CyrusOne LP 3.450% due 11/15/2029	500	532
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	4,500	4,775
Danske Bank A/S 1.179% (US0003M + 1.060%) due 09/12/2023 ~	1,900	1,922
Deutsche Bank AG
2.222% due 09/18/2024 •	50,000	51,370
3.300% due 11/16/2022	8,100	8,394
3.547% due 09/18/2031 •	2,100	2,238
3.961% due 11/26/2025 •	2,000	2,164
4.250% due 10/14/2021	24,000	24,261
Digital Realty Trust LP 4.450% due 07/15/2028	30	35
Doctors Co. An Interinsurance Exchange 6.500% due 10/15/2023	675	725
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	213	214
E*TRADE Financial Corp. 4.500% due 06/20/2028	1,700	1,971
EPR Properties
4.500% due 04/01/2025	3,500	3,750
4.750% due 12/15/2026	8,000	8,683
4.950% due 04/15/2028	700	757
Equinix, Inc.
2.150% due 07/15/2030	3,000	2,984
2.625% due 11/18/2024	9,680	10,189
3.200% due 11/18/2029	5,075	5,450
Equitable Financial Life Global Funding 1.800% due 03/08/2028	7,000	6,969
Equitable Holdings, Inc. 4.350% due 04/20/2028	1,800	2,066
ERP Operating LP
3.375% due 06/01/2025	1,700	1,841

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

3.500% due 03/01/2028	1,774	1,960
Essex Portfolio LP
3.000% due 01/15/2030	4,300	4,529
3.375% due 04/15/2026	820	890
3.500% due 04/01/2025	800	867
3.875% due 05/01/2024	3,500	3,769
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030	4,300	4,934
Federal Realty Investment Trust
3.250% due 07/15/2027	3,300	3,560
3.500% due 06/01/2030	1,693	1,861
Fidelity National Financial, Inc.
2.450% due 03/15/2031	900	898
3.400% due 06/15/2030	5,700	6,149
First American Financial Corp. 4.300% due 02/01/2023	2,975	3,139
FMR LLC 4.950% due 02/01/2033	1,600	2,012
Ford Motor Credit Co. LLC
1.256% (US0003M + 1.080%) due 08/03/2022 ~	500	498
1.391% (US0003M + 1.235%) due 02/15/2023 ~	5,100	5,083
1.416% (US0003M + 1.270%) due 03/28/2022 ~	300	299
3.550% due 10/07/2022	10,100	10,384
5.584% due 03/18/2024	14,600	16,008
5.596% due 01/07/2022	1,213	1,239
5.875% due 08/02/2021	200	201
GA Global Funding Trust 1.625% due 01/15/2026	1,500	1,520
GE Capital Funding LLC
3.450% due 05/15/2025	16,470	17,935
4.050% due 05/15/2027	3,000	3,397
4.400% due 05/15/2030	26,300	30,670
GE Capital International Funding Co. Unlimited Co. 3.373% due 11/15/2025	11,147	12,168
General Motors Financial Co., Inc.
1.184% (US0003M + 0.990%) due 01/05/2023 ~	500	505
1.736% (US0003M + 1.550%) due 01/14/2022 ~	11,700	11,781
4.250% due 05/15/2023	10	11
GLP Capital LP
3.350% due 09/01/2024	3,200	3,399
4.000% due 01/15/2030	2,900	3,117
4.000% due 01/15/2031	6,200	6,688
5.300% due 01/15/2029	500	584
5.375% due 11/01/2023	2,600	2,832
5.375% due 04/15/2026	100	115
5.750% due 06/01/2028	1,200	1,430
Goldman Sachs Group, Inc.
1.176% (US0003M + 1.000%) due 07/24/2023 ~	4,218	4,252
1.181% (US0003M + 1.050%) due 06/05/2023 ~	11,200	11,289
1.326% (US0003M + 1.170%) due 05/15/2026 ~	5,000	5,135
2.908% due 06/05/2023 •	7,449	7,616
3.691% due 06/05/2028 •	5,000	5,524
3.850% due 01/26/2027	700	772
4.223% due 05/01/2029 •	6,800	7,761
Goodman HK Finance 4.375% due 06/19/2024	900	977
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	1,925	2,227
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	500	542
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023	1,900	2,039
Guardian Life Global Funding 2.900% due 05/06/2024	4,000	4,244
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,500	1,504
Healthcare Realty Trust, Inc. 3.875% due 05/01/2025	600	650
Healthcare Trust of America Holdings LP 2.000% due 03/15/2031	3,700	3,579
Healthpeak Properties, Inc. 3.000% due 01/15/2030	1,500	1,593
Highwoods Realty LP
2.600% due 02/01/2031	1,000	1,008
3.050% due 02/15/2030	3,500	3,662
Host Hotels & Resorts LP
3.375% due 12/15/2029	3,900	4,094
3.500% due 09/15/2030	1,500	1,576
3.875% due 04/01/2024	1,106	1,181
4.000% due 06/15/2025	1,000	1,083
HSBC Holdings PLC
1.499% (US0003M + 1.380%) due 09/12/2026 ~	800	826
2.099% due 06/04/2026 •	4,700	4,833
2.633% due 11/07/2025 •	5,600	5,880
2.848% due 06/04/2031 •	500	519
3.803% due 03/11/2025 •	1,000	1,076

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

4.000% due 03/09/2026 •(f)(g)	7,800	7,946
4.300% due 03/08/2026	600	677
4.600% due 12/17/2030 •(f)(g)	4,100	4,264
4.700% due 03/09/2031 •(f)(g)	5,900	6,136
6.500% due 03/23/2028 •(f)(g)	6,300	7,237
Hudson Pacific Properties LP
3.250% due 01/15/2030	4,000	4,226
3.950% due 11/01/2027	2,700	2,962
4.650% due 04/01/2029	3,600	4,142
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030	2,400	2,437
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027	2,800	3,099
ING Groep NV 1.146% (US0003M + 1.000%) due 10/02/2023 ~	3,600	3,662
Intercontinental Exchange, Inc.
0.700% due 06/15/2023	7,900	7,934
3.750% due 12/01/2025	4,000	4,438
International Lease Finance Corp. 8.625% due 01/15/2022	8,800	9,177
Intesa Sanpaolo SpA
3.250% due 09/23/2024	3,200	3,406
5.017% due 06/26/2024	2,200	2,395
Jefferies Group LLC 6.500% due 01/20/2043	400	554
JPMorgan Chase & Co.
1.063% (US0003M + 0.890%) due 07/23/2024 ~	6,390	6,481
1.406% (US0003M + 1.230%) due 10/24/2023 ~	3,100	3,145
1.514% due 06/01/2024 •	10,000	10,199
2.301% due 10/15/2025 •	5,100	5,315
2.580% due 04/22/2032 •	6,700	6,881
3.797% due 07/23/2024 •	5,150	5,489
8.750% due 09/01/2030	75	113
Kilroy Realty LP
3.050% due 02/15/2030	3,439	3,585
3.450% due 12/15/2024	3,000	3,204
4.375% due 10/01/2025	4,300	4,770
4.750% due 12/15/2028	1,600	1,860
LeasePlan Corp. NV 2.875% due 10/24/2024	3,400	3,574
Legg Mason, Inc. 5.625% due 01/15/2044	1,000	1,401
Lexington Realty Trust 2.700% due 09/15/2030	2,400	2,443
Life Storage LP
3.875% due 12/15/2027	2,700	3,016
4.000% due 06/15/2029	1,475	1,654
Lloyds Bank PLC 7.500% due 04/02/2032 þ	2,400	1,894
Lloyds Banking Group PLC
0.695% due 05/11/2024 •	1,800	1,805
2.438% due 02/05/2026 •	7,300	7,616
3.750% due 01/11/2027	12,600	13,930
4.450% due 05/08/2025	15,900	17,851
4.550% due 08/16/2028	1,600	1,867
4.582% due 12/10/2025	13,200	14,840
7.500% due 09/27/2025 •(f)(g)	2,600	3,049
Loews Corp. 3.200% due 05/15/2030	4,300	4,669
Macquarie Group Ltd. 3.189% due 11/28/2023 •	8,000	8,289
MassMutual Global Funding
0.480% due 08/28/2023	800	802
2.750% due 06/22/2024	700	743
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •	600	692
Mid-America Apartments LP
3.750% due 06/15/2024	1,500	1,623
3.950% due 03/15/2029	2,747	3,120
4.200% due 06/15/2028	3,500	4,019
Mitsubishi HC Capital, Inc. 3.559% due 02/28/2024	800	854
Mitsubishi UFJ Financial Group, Inc.
0.826% (US0003M + 0.650%) due 07/26/2021 ~	6,200	6,203
1.179% (US0003M + 1.060%) due 09/13/2021 ~	4,000	4,008
1.412% due 07/17/2025	12,000	12,120
3.195% due 07/18/2029	3,600	3,898
3.407% due 03/07/2024	1,200	1,286
Mizuho Financial Group, Inc.
0.738% (US0003M + 0.610%) due 09/08/2024 ~	5,000	5,027
0.777% (US0003M + 0.630%) due 05/25/2024 ~	5,000	5,032
0.969% (US0003M + 0.850%) due 09/13/2023 ~	12,700	12,792
1.241% due 07/10/2024 •	16,600	16,834
2.201% due 07/10/2031 •	5,800	5,799
2.555% due 09/13/2025 •	2,500	2,620
2.869% due 09/13/2030 •	1,800	1,894

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Morgan Stanley
1.382% (US0003M + 1.220%) due 05/08/2024 ~	4,000	4,074
4.000% due 07/23/2025	1,400	1,558
MPT Operating Partnership LP 4.625% due 08/01/2029	2,600	2,791
MUFG Americas Holdings Corp. 3.000% due 02/10/2025	5,122	5,458
MUFG Union Bank N.A. 2.100% due 12/09/2022	4,300	4,401
Nasdaq, Inc. 2.500% due 12/21/2040	3,000	2,795
National Health Investors, Inc. 3.000% due 02/01/2031	2,500	2,423
Nationwide Building Society
3.766% due 03/08/2024 •	2,465	2,590
3.960% due 07/18/2030 •	8,500	9,550
4.302% due 03/08/2029 •	12,200	13,791
4.363% due 08/01/2024 •	9,400	10,089
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	1,900	2,101
Natwest Group PLC
1.697% (US0003M + 1.550%) due 06/25/2024 ~	7,400	7,571
3.875% due 09/12/2023	2,685	2,869
4.269% due 03/22/2025 •	4,800	5,209
4.800% due 04/05/2026	500	573
4.892% due 05/18/2029 •	3,200	3,752
5.076% due 01/27/2030 •	28,000	33,235
6.000% due 12/29/2025 •(f)(g)	23,000	25,693
New York Life Insurance Co. 3.750% due 05/15/2050	2,200	2,468
Nissan Motor Acceptance Corp.
1.050% due 03/08/2024	16,000	15,910
1.078% (US0003M + 0.890%) due 01/13/2022 ~	300	301
1.900% due 09/14/2021	3,728	3,739
2.800% due 01/13/2022	1,238	1,252
3.875% due 09/21/2023	3,700	3,918
Nomura Holdings, Inc.
1.851% due 07/16/2025	4,000	4,092
2.679% due 07/16/2030	5,000	5,086
3.103% due 01/16/2030	3,700	3,889
NTT Finance Corp. 1.900% due 07/21/2021	5,000	5,004
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023	1,956	2,084
5.250% due 01/15/2026	2,200	2,513
Pacific Life Insurance Co. 9.250% due 06/15/2039	900	1,475
Pacific LifeCorp 3.350% due 09/15/2050	1,000	1,061
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	790	831
5.250% due 08/15/2022	10,513	11,003
5.500% due 02/15/2024	680	748
Physicians Realty LP
3.950% due 01/15/2028	1,800	1,979
4.300% due 03/15/2027	2,475	2,794
Piper Jaffray Cos. 4.740% due 10/15/2021	3,300	3,317
Pricoa Global Funding 0.800% due 09/01/2025	2,000	1,985
Principal Financial Group, Inc. 2.125% due 06/15/2030	3,250	3,243
Principal Life Global Funding 1.250% due 06/23/2025	1,000	1,007
Prologis LP
2.125% due 04/15/2027	300	313
4.375% due 02/01/2029	4,700	5,546
Protective Life Corp. 3.400% due 01/15/2030	6,600	7,048
Protective Life Global Funding
1.170% due 07/15/2025	1,500	1,502
1.737% due 09/21/2030	4,800	4,635
QNB Finance Ltd. 1.256% (SOFRRATE + 1.225%) due 02/12/2022 ~	1,600	1,607
Rayonier LP 2.750% due 05/17/2031	3,500	3,537
Regency Centers LP
2.950% due 09/15/2029	2,300	2,425
3.700% due 06/15/2030	1,300	1,440
Reliance Standard Life Global Funding 2.500% due 10/30/2024	400	417
Santander Holdings USA, Inc.
3.244% due 10/05/2026	18,220	19,492
3.400% due 01/18/2023	6,600	6,873
3.450% due 06/02/2025	5,300	5,698
3.500% due 06/07/2024	500	535

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

4.500% due 07/17/2025	1,100	1,222
Santander UK Group Holdings PLC
2.875% due 08/05/2021	9,680	9,703
3.373% due 01/05/2024 •	800	833
4.750% due 09/15/2025	2,600	2,921
4.796% due 11/15/2024 •	3,800	4,157
Santander UK PLC 5.000% due 11/07/2023	2,473	2,698
SBA Tower Trust 1.631% due 11/15/2026	15,600	15,620
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022	4,100	4,290
5.250% due 05/23/2023 (g)	1,100	1,167
6.125% due 02/07/2022	2,000	2,067
Service Properties Trust
4.650% due 03/15/2024	600	612
4.750% due 10/01/2026	3,700	3,661
SL Green Operating Partnership LP 1.136% (US0003M + 0.980%) due 08/16/2021 ~	4,500	4,501
SL Green Realty Corp. 4.500% due 12/01/2022	7,200	7,500
SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024	4,955	5,267
4.125% due 07/15/2023	4,200	4,469
Societe Generale S.A.
1.488% due 12/14/2026 •	12,500	12,395
1.792% due 06/09/2027 •	9,800	9,788
Spirit Realty LP
2.100% due 03/15/2028	5,100	5,083
3.200% due 02/15/2031	1,300	1,358
4.000% due 07/15/2029	1,700	1,890
Standard Chartered PLC
0.991% due 01/12/2025 •	7,500	7,484
1.328% (US0003M + 1.200%) due 09/10/2022 ~	5,000	5,009
1.456% due 01/14/2027 •	4,900	4,861
4.750% due 01/14/2031 •(f)(g)	12,700	13,076
7.500% due 04/02/2022 •(f)(g)	400	418
Stifel Financial Corp. 4.000% due 05/15/2030	1,600	1,777
STORE Capital Corp.
2.750% due 11/18/2030	900	908
4.625% due 03/15/2029	1,500	1,707
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025	24,300	24,557
3.364% due 07/12/2027	950	1,048
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/12/2023	4,600	4,630
Synchrony Financial
3.700% due 08/04/2026	100	109
5.150% due 03/19/2029	200	237
Teachers Insurance & Annuity Association of America 4.375% due 09/15/2054 •	2,800	2,960
Temasek Financial Ltd. 2.375% due 01/23/2023	5,000	5,152
Texas Capital Bancshares, Inc. 4.000% due 05/06/2031 •	1,500	1,562
Truist Bank 1.500% due 03/10/2025	1,000	1,024
Trust Fibra Uno 4.869% due 01/15/2030	4,300	4,746
UBS AG
0.391% (SOFRRATE + 0.360%) due 02/09/2024 ~	11,800	11,852
5.125% due 05/15/2024 (g)	3,600	3,977
7.625% due 08/17/2022 (g)	2,250	2,421
UBS Group AG
1.106% (US0003M + 0.950%) due 08/15/2023 ~	8,400	8,475
1.364% due 01/30/2027 •	8,200	8,149
2.859% due 08/15/2023 •	17,000	17,449
4.125% due 09/24/2025	1,900	2,121
4.375% due 02/10/2031 •(f)(g)	1,500	1,536
7.000% due 02/19/2025 •(f)(g)	400	462
7.125% due 08/10/2021 •(f)(g)	1,100	1,107
UDR, Inc.
3.000% due 08/15/2031	8,590	9,044
3.100% due 11/01/2034	2,200	2,318
3.200% due 01/15/2030	2,700	2,922
UniCredit SpA
3.750% due 04/12/2022	3,000	3,073
5.459% due 06/30/2035 •	8,500	9,277
7.830% due 12/04/2023	14,800	17,157
Vanke Real Estate Hong Kong Co. Ltd. 4.150% due 04/18/2023	4,000	4,187
VEREIT Operating Partnership LP
3.950% due 08/15/2027	12,700	14,316
4.625% due 11/01/2025	1,755	1,989
4.875% due 06/01/2026	3,100	3,577

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Vonovia Finance BV 5.000% due 10/02/2023	5,655	6,158
WEA Finance LLC 3.750% due 09/17/2024	7,600	8,137
Wells Fargo & Co.
0.805% due 05/19/2025 •	5,300	5,291
3.750% due 01/24/2024	1,900	2,044
Wells Fargo Bank N.A.
3.625% due 10/22/2021	12,400	12,494
6.600% due 01/15/2038	720	1,064
Weyerhaeuser Co.
4.000% due 11/15/2029	3,600	4,112
4.000% due 04/15/2030	12,500	14,238
WP Carey, Inc.
4.000% due 02/01/2025	5,200	5,678
4.250% due 10/01/2026	2,900	3,261
XLIT Ltd. 4.450% due 03/31/2025	1,100	1,235

		2,093,315

INDUSTRIALS 31.6%
7-Eleven, Inc. 0.612% (US0003M + 0.450%) due 08/10/2022 ~	9,500	9,504
AbbVie, Inc.
2.950% due 11/21/2026	1,100	1,183
3.200% due 11/06/2022	9,277	9,585
3.200% due 11/21/2029	4,900	5,326
Adani Transmission Ltd. 4.000% due 08/03/2026	1,600	1,681
Air Canada Pass-Through Trust 3.300% due 07/15/2031	4,186	4,248
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	5,525	6,127
Alcon Finance Corp.
2.600% due 05/27/2030	7,700	7,872
3.000% due 09/23/2029	7,500	7,906
Alibaba Group Holding Ltd. 2.125% due 02/09/2031	5,000	4,920
Allegion PLC 3.500% due 10/01/2029	6,200	6,748
Amazon.com, Inc. 2.100% due 05/12/2031	5,200	5,291
American Airlines Pass-Through Trust
3.000% due 04/15/2030	5,175	5,273
3.150% due 08/15/2033	2,648	2,738
3.350% due 04/15/2031	7,539	7,686
3.375% due 11/01/2028	842	838
3.575% due 07/15/2029	1,178	1,203
3.600% due 03/22/2029	1,899	1,969
3.700% due 04/01/2028	488	497
Amgen, Inc.
3.625% due 05/22/2024	3,150	3,392
4.663% due 06/15/2051	400	517
AP Moller - Maersk A/S
3.750% due 09/22/2024	2,400	2,589
3.875% due 09/28/2025	1,900	2,089
Aptiv PLC 4.250% due 01/15/2026	700	791
Arrow Electronics, Inc.
3.250% due 09/08/2024	4,800	5,112
4.500% due 03/01/2023	9,970	10,492
Ashtead Capital, Inc. 4.000% due 05/01/2028	4,000	4,215
Autodesk, Inc. 3.600% due 12/15/2022	700	725
Bacardi Ltd. 4.450% due 05/15/2025	9,100	10,127
BAE Systems PLC 3.400% due 04/15/2030	800	870
Baidu, Inc.
3.875% due 09/29/2023	5,100	5,424
4.125% due 06/30/2025	500	553
4.375% due 05/14/2024	2,600	2,833
Bayer U.S. Finance LLC
2.750% due 07/15/2021	1,400	1,401
3.875% due 12/15/2023	6,100	6,536
4.250% due 12/15/2025	7,500	8,365
4.375% due 12/15/2028	2,300	2,638
Berry Global, Inc. 4.875% due 07/15/2026	100	106
Boeing Co.
1.433% due 02/04/2024	15,000	15,041
1.875% due 06/15/2023	2,125	2,165
2.196% due 02/04/2026	23,400	23,627
2.300% due 08/01/2021	4,900	4,907

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

3.625% due 02/01/2031	3,350	3,607
4.508% due 05/01/2023	2,000	2,133
5.040% due 05/01/2027	10,000	11,544
5.150% due 05/01/2030	3,500	4,148
5.705% due 05/01/2040	4,500	5,804
5.930% due 05/01/2060	10,000	13,835
Boston Scientific Corp.
1.900% due 06/01/2025	5,100	5,266
4.000% due 03/01/2029	7,700	8,766
Bristol-Myers Squibb Co.
0.536% (US0003M + 0.380%) due 05/16/2022 ~	5,500	5,520
3.250% due 02/20/2023	13,278	13,876
British Airways Pass-Through Trust
3.350% due 12/15/2030	5,016	5,033
3.800% due 03/20/2033	1,581	1,656
4.125% due 03/20/2033	2,170	2,213
Broadcom Corp.
3.500% due 01/15/2028	1,300	1,427
3.875% due 01/15/2027	3,641	4,025
Broadcom, Inc.
2.450% due 02/15/2031	37,220	36,605
2.600% due 02/15/2033	9,200	9,007
3.150% due 11/15/2025	675	724
3.419% due 04/15/2033	2,425	2,549
3.459% due 09/15/2026	6,461	7,041
3.469% due 04/15/2034	20,159	21,344
4.110% due 09/15/2028	19,212	21,632
4.150% due 11/15/2030	18,150	20,374
4.300% due 11/15/2032	8,002	9,122
5.000% due 04/15/2030	3,200	3,779
Cameron LNG LLC 2.902% due 07/15/2031	4,300	4,588
Campbell Soup Co. 2.500% due 08/02/2022	5,000	5,112
Charter Communications Operating LLC
3.500% due 06/01/2041	8,500	8,572
3.900% due 06/01/2052	8,600	8,782
4.464% due 07/23/2022	9,000	9,319
4.800% due 03/01/2050	9,700	11,162
4.908% due 07/23/2025	23,500	26,639
5.050% due 03/30/2029	200	237
5.125% due 07/01/2049	2,000	2,386
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	700	765
Citrix Systems, Inc.
1.250% due 03/01/2026	3,350	3,311
3.300% due 03/01/2030	4,000	4,213
Comcast Corp. 3.100% due 04/01/2025	200	216
Conagra Brands, Inc. 4.300% due 05/01/2024	3,300	3,622
Constellation Brands, Inc.
2.650% due 11/07/2022	2,000	2,057
4.750% due 11/15/2024	900	1,010
Continental Airlines Pass-Through Trust 4.150% due 10/11/2025	3,962	4,214
CoStar Group, Inc. 2.800% due 07/15/2030	3,000	3,053
Cox Communications, Inc.
1.800% due 10/01/2030	4,400	4,201
3.150% due 08/15/2024	1,102	1,176
3.500% due 08/15/2027	1,300	1,429
CRH America, Inc. 3.875% due 05/18/2025	5,000	5,482
Crown Castle Towers LLC
3.222% due 05/15/2042	2,485	2,491
3.720% due 07/15/2043	500	517
4.241% due 07/15/2048	900	1,018
CVS Health Corp.
2.750% due 12/01/2022	3,000	3,083
3.750% due 04/01/2030	7,800	8,740
3.875% due 07/20/2025	1,300	1,436
CVS Pass-Through Trust 7.507% due 01/10/2032	1,455	1,844
D.R. Horton, Inc. 2.600% due 10/15/2025	3,795	4,002
DAE Funding LLC
1.625% due 02/15/2024	3,300	3,354
2.625% due 03/20/2025	4,200	4,284
Daimler Finance North America LLC
1.056% (US0003M + 0.900%) due 02/15/2022 ~	11,000	11,060
2.000% due 07/06/2021	2,800	2,801
2.200% due 10/30/2021	1,850	1,862
3.400% due 02/22/2022	700	714
Dell International LLC
4.000% due 07/15/2024	7,300	7,943

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

4.900% due 10/01/2026	5,700	6,585
5.850% due 07/15/2025	6,948	8,158
6.020% due 06/15/2026	11,300	13,572
6.100% due 07/15/2027	855	1,049
6.200% due 07/15/2030	2,400	3,089
Delta Air Lines, Inc.
2.900% due 10/28/2024	11,345	11,550
3.625% due 03/15/2022	550	558
3.750% due 10/28/2029	6,500	6,497
4.750% due 10/20/2028	200	223
7.000% due 05/01/2025	6,300	7,356
7.375% due 01/15/2026	2,000	2,348
Devon Energy Corp. 5.250% due 09/15/2024	2,100	2,341
Diageo Capital PLC 3.500% due 09/18/2023	3,750	3,995
Discovery Communications LLC 2.950% due 03/20/2023	579	603
eBay, Inc. 1.900% due 03/11/2025	6,100	6,309
Enbridge, Inc. 0.655% (US0003M + 0.500%) due 02/18/2022 ~	9,100	9,123
Energy Transfer LP
2.900% due 05/15/2025	7,300	7,686
3.900% due 07/15/2026	1,600	1,749
4.900% due 03/15/2035	50	58
7.600% due 02/01/2024	7,900	8,990
Eni SpA 4.000% due 09/12/2023	7,500	8,015
Entergy Louisiana LLC 2.350% due 06/15/2032	7,200	7,297
Enterprise Products Operating LLC 4.875% due 08/16/2077 •	400	393
EQM Midstream Partners LP 4.000% due 08/01/2024	2,400	2,469
Equifax, Inc. 2.600% due 12/15/2025	1,800	1,897
Expedia Group, Inc.
2.950% due 03/15/2031	7,850	7,971
3.800% due 02/15/2028	2,300	2,503
6.250% due 05/01/2025	10,136	11,799
Ferguson Finance PLC 3.250% due 06/02/2030	1,100	1,190
Fiserv, Inc. 3.500% due 07/01/2029	5,000	5,507
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	9,700	9,839
Flex Ltd. 3.750% due 02/01/2026	3,120	3,415
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029	5,800	6,249
Fox Corp. 4.030% due 01/25/2024	1,400	1,517
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026	9,700	9,709
GATX Corp. 4.750% due 06/15/2022	2,526	2,626
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022	3,000	3,127
6.510% due 03/07/2022	6,800	7,081
General Electric Co.
3.450% due 05/01/2027	1,860	2,046
5.550% due 01/05/2026	34,518	40,974
General Motors Co. 4.875% due 10/02/2023	61	66
Georgia-Pacific LLC 3.600% due 03/01/2025	600	653
Globo Comunicacao e Participacoes S.A. 4.843% due 06/08/2025	1,000	1,055
Hasbro, Inc. 3.550% due 11/19/2026	4,167	4,570
HCA, Inc.
4.125% due 06/15/2029	8,000	9,015
5.250% due 06/15/2026	200	232
Heathrow Funding Ltd. 4.875% due 07/15/2023	2,505	2,509
HollyFrontier Corp. 2.625% due 10/01/2023	7,200	7,449
Huntsman International LLC 4.500% due 05/01/2029	1,000	1,138
Hyatt Hotels Corp.
5.375% due 08/15/2021	600	602
5.750% due 04/23/2030	7,100	8,628
Hyundai Capital America
0.875% due 06/14/2024	6,500	6,473
1.150% due 11/10/2022	3,500	3,525

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

IHS Markit Ltd.
4.250% due 05/01/2029	2,400	2,782
4.750% due 08/01/2028	1,750	2,070
5.000% due 11/01/2022	1,100	1,154
Imperial Brands Finance PLC
3.125% due 07/26/2024	9,330	9,825
3.500% due 02/11/2023	3,278	3,391
3.500% due 07/26/2026	8,500	9,112
3.750% due 07/21/2022	2,100	2,155
4.250% due 07/21/2025	2,823	3,111
Infor, Inc. 1.750% due 07/15/2025	3,800	3,882
International Flavors & Fragrances, Inc.
0.697% due 09/15/2022	5,100	5,105
1.230% due 10/01/2025	1,300	1,294
JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,441	2,517
Kinder Morgan, Inc. 8.050% due 10/15/2030	7,700	10,703
Komatsu Finance America, Inc. 2.437% due 09/11/2022	2,600	2,657
Kraft Heinz Foods Co. 4.625% due 01/30/2029	3,000	3,495
Laboratory Corp. of America Holdings 3.600% due 02/01/2025	1,700	1,840
Las Vegas Sands Corp.
2.900% due 06/25/2025	900	938
3.200% due 08/08/2024	18,650	19,583
Leidos, Inc. 3.625% due 05/15/2025	1,300	1,419
Lennar Corp. 5.875% due 11/15/2024	1,200	1,365
Level 3 Financing, Inc.
3.400% due 03/01/2027	5,575	5,928
3.875% due 11/15/2029	1,000	1,072
Lundin Energy Finance BV 2.000% due 07/15/2026	3,500	3,510
Magellan Midstream Partners LP 3.950% due 03/01/2050	100	109
Marriott International, Inc.
2.300% due 01/15/2022	2,146	2,162
4.625% due 06/15/2030	1,200	1,383
4.650% due 12/01/2028	4,000	4,573
5.750% due 05/01/2025	3,700	4,273
Marvell Technology, Inc.
1.650% due 04/15/2026	7,800	7,801
2.450% due 04/15/2028	4,900	4,999
McCormick & Co., Inc. 3.900% due 07/15/2021	1,200	1,202
Medtronic, Inc. 3.500% due 03/15/2025	2,353	2,584
Micron Technology, Inc.
4.663% due 02/15/2030	2,775	3,231
4.975% due 02/06/2026	600	690
Mileage Plus Holdings LLC 6.500% due 06/20/2027	2,100	2,315
Mitsubishi Corp. 2.625% due 07/14/2022	3,900	3,983
MMK International Capital DAC 4.375% due 06/13/2024	1,400	1,504
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021	2,200	2,209
Moody's Corp.
3.250% due 05/20/2050	600	629
4.875% due 02/15/2024	525	577
Motorola Solutions, Inc. 4.600% due 02/23/2028	500	583
National Fuel Gas Co. 2.950% due 03/01/2031	1,600	1,612
NetApp, Inc.
2.375% due 06/22/2027	5,900	6,192
3.250% due 12/15/2022	4,000	4,111
Nissan Motor Co. Ltd.
3.043% due 09/15/2023	15,000	15,651
4.345% due 09/17/2027	22,900	25,193
4.810% due 09/17/2030	11,538	13,038
Northern Natural Gas Co. 4.100% due 09/15/2042	580	646
Northwest Pipeline LLC 4.000% due 04/01/2027	5,770	6,463
NVR, Inc. 3.000% due 05/15/2030	2,760	2,931
NXP BV
3.400% due 05/01/2030	7,901	8,636
3.875% due 09/01/2022	5,300	5,497

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Odebrecht Oil & Gas Finance Ltd. 0.000% due 08/02/2021 (e)(f)	408	6
ONEOK Partners LP
4.900% due 03/15/2025	800	896
5.000% due 09/15/2023	2,300	2,485
Oracle Corp. 1.650% due 03/25/2026 (h)	6,800	6,896
Otis Worldwide Corp. 2.056% due 04/05/2025	5,200	5,405
Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	900	984
6.000% due 04/07/2023	1,576	1,693
Packaging Corp. of America 3.650% due 09/15/2024	400	432
Penske Truck Leasing Co. LP
3.375% due 02/01/2022	2,434	2,464
3.950% due 03/10/2025	4,550	4,981
4.875% due 07/11/2022	1,800	1,878
PerkinElmer, Inc. 3.300% due 09/15/2029	3,600	3,902
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030	5,000	5,113
Petroleos Mexicanos 5.950% due 01/28/2031	3,600	3,502
Phosagro OAO Via Phosagro Bond Funding DAC 3.949% due 04/24/2023	1,500	1,564
Pioneer Natural Resources Co. 4.450% due 01/15/2026	3,100	3,498
Prosus NV 3.680% due 01/21/2030	1,700	1,818
PulteGroup, Inc. 5.000% due 01/15/2027	3,100	3,634
Qatar Petroleum 3.125% due 07/12/2041 (a)	5,900	5,878
QVC, Inc. 5.450% due 08/15/2034	6,100	6,380
RELX Capital, Inc. 3.000% due 05/22/2030	2,500	2,673
Reynolds American, Inc. 4.450% due 06/12/2025	500	554
Roche Holdings, Inc. 2.375% due 01/28/2027	2,600	2,735
Royalty Pharma PLC 0.750% due 09/02/2023	5,600	5,619
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	700	791
4.500% due 05/15/2030	11,400	13,170
5.625% due 04/15/2023	4,425	4,755
5.625% due 03/01/2025	800	915
5.750% due 05/15/2024	4,770	5,356
5.875% due 06/30/2026	10,400	12,318
Sands China Ltd.
3.800% due 01/08/2026	1,500	1,608
4.375% due 06/18/2030	3,100	3,363
4.600% due 08/08/2023	15,150	16,140
5.400% due 08/08/2028	3,700	4,300
Santos Finance Ltd. 3.649% due 04/29/2031	5,700	5,841
Skyworks Solutions, Inc. 1.800% due 06/01/2026	2,400	2,432
Smith & Nephew PLC 2.032% due 10/14/2030	2,400	2,350
Southern Co.
3.250% due 07/01/2026	1,400	1,520
3.700% due 04/30/2030	7,800	8,609
Southwest Airlines Co.
4.750% due 05/04/2023	2,400	2,575
5.125% due 06/15/2027	5,600	6,592
Spectra Energy Partners LP 3.375% due 10/15/2026	3,598	3,916
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	200	209
3.950% due 06/15/2023	4,200	4,231
4.600% due 06/15/2028	4,500	4,421
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031	3,272	3,218
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	744	748
4.738% due 03/20/2025	1,031	1,109
Standard Industries, Inc. 4.375% due 07/15/2030	6,600	6,826
Suntory Holdings Ltd. 2.250% due 10/16/2024	7,000	7,262
Syngenta Finance NV
4.441% due 04/24/2023	4,800	5,070
4.892% due 04/24/2025	5,600	6,211

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

5.182% due 04/24/2028	1,800	2,059
T-Mobile USA, Inc.
2.250% due 11/15/2031	10,000	9,902
3.750% due 04/15/2027	8,500	9,413
3.875% due 04/15/2030	29,800	33,413
4.500% due 04/15/2050	700	834
Takeda Pharmaceutical Co. Ltd. 2.050% due 03/31/2030	12,700	12,610
Tencent Holdings Ltd.
2.880% due 04/22/2031	1,700	1,760
2.985% due 01/19/2023	950	983
3.280% due 04/11/2024	6,700	7,140
3.595% due 01/19/2028	3,900	4,276
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	5,000	5,192
Teva Pharmaceutical Finance Co. BV 3.650% due 11/10/2021	5,000	5,019
Textron, Inc. 3.375% due 03/01/2028	1,500	1,625
Time Warner Cable LLC
4.000% due 09/01/2021	4,800	4,800
6.550% due 05/01/2037	1,900	2,594
6.750% due 06/15/2039	1,200	1,675
Tyson Foods, Inc. 3.900% due 09/28/2023	1,200	1,289
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	966	1,021
United Airlines Pass-Through Trust
2.700% due 11/01/2033	2,114	2,128
2.875% due 04/07/2030	733	751
2.900% due 11/01/2029	3,264	3,259
3.500% due 09/01/2031	686	720
4.000% due 10/11/2027	803	849
4.150% due 02/25/2033	1,601	1,757
5.875% due 04/15/2029	6,091	6,771
Vale Overseas Ltd. 6.250% due 08/10/2026	4,000	4,817
Valero Energy Corp. 1.200% due 03/15/2024	4,500	4,542
VMware, Inc.
2.950% due 08/21/2022	3,588	3,682
4.500% due 05/15/2025	300	335
4.650% due 05/15/2027	8,500	9,765
4.700% due 05/15/2030	5,780	6,845
Volkswagen Group of America Finance LLC
0.994% (US0003M + 0.860%) due 09/24/2021 ~	7,300	7,314
2.500% due 09/24/2021	2,700	2,714
3.350% due 05/13/2025	3,800	4,102
4.000% due 11/12/2021	4,480	4,543
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	1,800	1,916
4.950% due 09/15/2028	8,003	9,296
Woodside Finance Ltd.
3.650% due 03/05/2025	700	748
4.500% due 03/04/2029	900	1,009
WRKCo, Inc.
4.000% due 03/15/2028	600	678
4.900% due 03/15/2029	6,700	8,037
Wyeth LLC 7.250% due 03/01/2023	8,000	8,906
Yale University 1.482% due 04/15/2030	2,000	1,975
Yara International ASA
3.148% due 06/04/2030	1,400	1,500
3.800% due 06/06/2026	3,600	3,973
4.750% due 06/01/2028	2,700	3,185
Zimmer Biomet Holdings, Inc.
3.050% due 01/15/2026	100	108
3.375% due 11/30/2021	3,300	3,316
3.550% due 04/01/2025	4,600	4,993
3.550% due 03/20/2030	2,300	2,520
Zoetis, Inc. 4.500% due 11/13/2025	500	567

		1,543,970

UTILITIES 9.6%
AES Corp.
3.300% due 07/15/2025	2,000	2,140
3.950% due 07/15/2030	2,000	2,193
Arizona Public Service Co. 2.650% due 09/15/2050	3,500	3,318
AT&T, Inc.
2.750% due 06/01/2031	22,500	23,412
3.500% due 06/01/2041	300	312
3.550% due 09/15/2055	14,359	14,428

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

3.650% due 06/01/2051	275	286
3.650% due 09/15/2059	314	319
3.800% due 12/01/2057	1,907	1,991
3.850% due 06/01/2060	175	185
4.450% due 04/01/2024	700	765
Avangrid, Inc. 3.800% due 06/01/2029	300	339
BG Energy Capital PLC 4.000% due 10/15/2021	10,400	10,509
Black Hills Corp. 2.500% due 06/15/2030	2,200	2,243
British Transco International Finance BV 0.000% due 11/04/2021 (e)	1,860	1,858
CMS Energy Corp. 4.750% due 06/01/2050 •	200	223
Duke Energy Corp.
2.650% due 09/01/2026	200	211
3.950% due 10/15/2023	1,400	1,493
Duke Energy Ohio, Inc. 6.900% due 06/01/2025	5,221	6,298
East Ohio Gas Co. 1.300% due 06/15/2025	8,600	8,683
Enel Finance International NV
2.650% due 09/10/2024	2,700	2,840
3.625% due 05/25/2027	1,372	1,509
4.625% due 09/14/2025	5,100	5,787
Engie S.A. 2.875% due 10/10/2022	783	807
Entergy Arkansas LLC 3.500% due 04/01/2026	4,900	5,390
Entergy Corp.
1.900% due 06/15/2028	8,800	8,796
2.400% due 06/15/2031	3,500	3,497
3.750% due 06/15/2050	2,900	3,188
Exelon Corp.
3.400% due 04/15/2026	700	763
3.950% due 06/15/2025	1,000	1,101
FirstEnergy Corp.
1.600% due 01/15/2026	3,800	3,719
2.250% due 09/01/2030	1,125	1,080
3.350% due 07/15/2022	700	712
FirstEnergy Transmission LLC 2.866% due 09/15/2028	8,200	8,505
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	1,500	1,559
6.000% due 11/27/2023	3,500	3,862
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029	6,500	6,385
Georgia Power Co. 3.250% due 03/15/2051	9,500	9,608
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	506	545
4.250% due 05/01/2030	3,787	4,264
Midwest Connector Capital Co. LLC
3.625% due 04/01/2022	5,125	5,212
3.900% due 04/01/2024	3,616	3,784
4.625% due 04/01/2029	1,200	1,277
Mississippi Power Co. 3.950% due 03/30/2028	100	113
Monongahela Power Co. 3.550% due 05/15/2027	3,195	3,527
NextEra Energy Capital Holdings, Inc.
1.950% due 09/01/2022	700	713
2.750% due 05/01/2025	5,100	5,421
3.250% due 04/01/2026	3,540	3,844
3.550% due 05/01/2027	5,000	5,529
NGPL PipeCo LLC 4.875% due 08/15/2027	1,295	1,485
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	10,000	10,762
4.278% due 12/15/2028	5,000	5,711
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022	2,600	2,727
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	294	292
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)	3,209	774
Ohio Edison Co. 6.875% due 07/15/2036	1,100	1,563
ONEOK, Inc.
2.750% due 09/01/2024	4,000	4,215
4.550% due 07/15/2028	1,700	1,941
6.350% due 01/15/2031	1,600	2,071
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~	7,500	7,516
1.750% due 06/16/2022	2,950	2,949

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

2.100% due 08/01/2027	3,700	3,597
2.950% due 03/01/2026	3,800	3,892
3.000% due 06/15/2028	9,500	9,557
3.150% due 01/01/2026	12,400	12,799
3.250% due 06/15/2023	1,000	1,034
3.300% due 12/01/2027	1,500	1,543
3.400% due 08/15/2024	3,800	3,991
3.450% due 07/01/2025	9,715	10,189
3.500% due 06/15/2025	20,300	21,304
3.750% due 02/15/2024	12,900	13,535
3.750% due 07/01/2028	3,015	3,163
3.850% due 11/15/2023	8,147	8,545
4.250% due 08/01/2023	16,103	17,073
4.500% due 12/15/2041	4,969	4,852
4.550% due 07/01/2030	9,853	10,547
4.650% due 08/01/2028	300	331
PT Perusahaan Listrik Negara 3.000% due 06/30/2030	3,000	3,014
Public Service Co. of Oklahoma 6.625% due 11/15/2037	2,200	3,149
Public Service Enterprise Group, Inc. 2.650% due 11/15/2022	4,825	4,967
Puget Energy, Inc. 4.100% due 06/15/2030	1,400	1,569
Rio Oil Finance Trust
9.250% due 07/06/2024	853	947
9.750% due 01/06/2027	1,142	1,353
Sempra Energy
3.400% due 02/01/2028	200	220
6.000% due 10/15/2039	800	1,111
Southern California Edison Co.
0.690% (SOFRRATE + 0.640%) due 04/03/2023 ~	2,700	2,707
0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~	7,700	7,732
2.250% due 06/01/2030	8,955	8,824
2.850% due 08/01/2029	2,000	2,079
3.400% due 06/01/2023	100	105
3.700% due 08/01/2025	2,600	2,834
4.875% due 03/01/2049	4,277	5,077
6.650% due 04/01/2029	4,500	5,622
Southern California Gas Co. 3.950% due 02/15/2050	4,100	4,865
Southern Co. Gas Capital Corp. 4.400% due 05/30/2047	300	354
State Grid Overseas Investment Ltd. 3.750% due 05/02/2023	3,000	3,165
Systems Energy Resources, Inc. 2.140% due 12/09/2025	3,300	3,338
Toledo Edison Co. 2.650% due 05/01/2028	3,400	3,499
Verizon Communications, Inc.
0.750% due 03/22/2024	16,300	16,375
1.450% due 03/20/2026	10,850	10,947
2.100% due 03/22/2028	7,500	7,662
2.550% due 03/21/2031	6,800	6,956
2.625% due 08/15/2026	1,600	1,702
2.987% due 10/30/2056	311	293
5.012% due 04/15/2049	30	40
Virginia Electric & Power Co. 3.800% due 04/01/2028	2,400	2,712
Vodafone Group PLC 4.125% due 05/30/2025	900	1,005

		466,724

Total Corporate Bonds & Notes (Cost $3,932,616)		4,104,009

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Southwest Airlines Co. 1.250% due 05/01/2025	1,000	1,519

Total Convertible Bonds & Notes (Cost $1,247)		1,519

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	100	162
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040	100	163
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009 6.008% due 07/01/2039	600	822
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	300	455

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	300	478

		2,080

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	8,445	13,023

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	625	866

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010 5.468% due 06/15/2027	300	368

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	300	374

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 8.084% due 02/15/2050	6,210	11,689

Total Municipal Bonds & Notes (Cost $23,407)		28,400

U.S. GOVERNMENT AGENCIES 1.2%
Ginnie Mae 8.500% due 08/15/2030	8	9
Ginnie Mae, TBA 2.500% due 07/01/2051	5,400	5,589
Uniform Mortgage-Backed Security
3.500% due 08/01/2047 - 08/01/2048	5,354	5,662
4.000% due 08/01/2049	2,176	2,320
Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2051	43,250	46,095

Total U.S. Government Agencies (Cost $59,437)		59,675

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Bonds
1.375% due 11/15/2040 (l)	20	18
1.875% due 02/15/2041 (j)	10,400	10,184
U.S. Treasury Notes
0.125% due 12/15/2023 (j)(l)	3,100	3,085
0.375% due 11/30/2025 (j)(l)	7,440	7,307
0.500% due 02/28/2026 (j)(l)	9,600	9,456
1.500% due 10/31/2024 (l)	3	3

Total U.S. Treasury Obligations (Cost $30,027)		30,053

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
DC Office Trust 2.965% due 09/15/2045	10,500	11,241
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	472	489
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	8,868	9,254
Structured Asset Mortgage Investments Trust 0.793% due 03/19/2034 •	368	367

Total Non-Agency Mortgage-Backed Securities (Cost $20,544)		21,351

ASSET-BACKED SECURITIES 0.1%
RBSSP Resecuritization Trust 0.252% due 11/26/2036 •	684	679
START Ireland 4.089% due 03/15/2044	605	612
Vertical Bridge Holdings LLC 2.636% due 09/15/2050	4,200	4,286

Total Asset-Backed Securities (Cost $5,471)		5,577

SOVEREIGN ISSUES 0.9%
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030	2,500	2,722
Kuwait International Government Bond 2.750% due 03/20/2022	6,200	6,313
Qatar Government International Bond
3.750% due 04/16/2030	4,300	4,875
3.875% due 04/23/2023	5,900	6,271

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Saudi Government International Bond
2.250% due 02/02/2033	9,300	9,053
2.875% due 03/04/2023	6,500	6,753
South Africa Government International Bond 4.850% due 09/30/2029	6,000	6,380

Total Sovereign Issues (Cost $40,567)		42,367

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Wells Fargo & Co. 7.500%	13,190	20,131

Total Convertible Preferred Securities (Cost $10,405)		20,131

PREFERRED SECURITIES 4.0%
BANKING & FINANCE 3.0%
AGFC Capital Trust 1.934% (US0003M + 1.750%) due 01/15/2067 ~	3,080,000	2,020
Bank of America Corp.
5.125% due 06/20/2024 •(f)	8,900,000	9,484
5.875% due 03/15/2028 •(f)	21,585,000	24,732
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(f)	400,000	438
Capital One Financial Corp. 3.950% due 09/01/2026 •(f)	4,900,000	5,016
Charles Schwab Corp.
4.000% due 12/01/2030 •(f)	10,100,000	10,345
5.000% due 12/01/2027 •(f)	700,000	741
5.375% due 06/01/2025 •(f)	1,700,000	1,883
Citigroup, Inc.
3.875% due 02/18/2026 •(f)	12,500,000	12,797
4.000% due 12/10/2025 •(f)	2,700,000	2,798
CoBank ACB 6.200% (US0003M + 3.744%) due 01/01/2025 ~(f)	30,000	3,353
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(f)	2,000,000	2,036
HSBC Capital Funding LP
10.176% due 06/30/2030 •(f)	3,200,000	5,305
10.176% due 06/30/2030 •(f)	1,650,000	2,736
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(f)	6,400,000	6,417
3.656% (US0003M + 3.470%) due 07/30/2021 ~(f)	1,477,000	1,483
4.000% due 04/01/2025 •(f)	11,800,000	11,963
4.600% due 02/01/2025 •(f)	6,500,000	6,744
4.625% due 06/01/2026 (f)	110,000	2,929
5.000% due 08/01/2024 •(f)	6,200,000	6,557
State Street Corp. 5.625% due 12/15/2023 •(f)	1,900,000	2,019
SVB Financial Group 4.100% due 02/15/2031 •(f)	5,700,000	5,785
Truist Financial Corp. 5.100% due 03/01/2030 •(f)	3,600,000	4,055
U.S. Bancorp 4.000% due 04/15/2026 (f)	2,200	57
USB Capital 3.500% due 08/02/2021 •(f)	14,250,000	14,143

		145,836

INDUSTRIALS 0.1%
General Electric Co. 3.449% due 09/15/2021 ~(f)	5,700,000	5,593

UTILITIES 0.9%
AT&T Mobility LLC 7.000% due 10/20/2022 «(f)(h)	1,560,079	41,286

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Total Preferred Securities (Cost $184,618)		192,715

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
0.042% due 07/06/2021 (d)(e)	$222	222

Total Short-Term Instruments (Cost $222)		222

Total Investments in Securities (Cost $4,331,607)		4,529,413

	SHARES
INVESTMENTS IN AFFILIATES 5.7%
SHORT-TERM INSTRUMENTS 5.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%
PIMCO Short-Term Floating NAV Portfolio III	28,301,158	279,078

Total Short-Term Instruments (Cost $278,826)		279,078

Total Investments in Affiliates (Cost $278,826)		279,078

Total Investments 98.4% (Cost $4,610,433)		$4,808,491
Financial Derivative Instruments (i)(k) (0.0)%(Cost or Premiums, net $20,160)		(772)
Other Assets and Liabilities, net 1.6%		81,296

Net Assets 100.0%		$4,889,015

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						When-issued security.
(b)						Payment in-kind security.
(c)						Security is not accruing income as of the date of this report.
(d)						Coupon represents a weighted average yield to maturity.
(e)						Zero coupon security.
(f)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)						Contingent convertible security.
(h)						RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020		$41,717	$41,286	0.85%
AWAS Aviation Capital Ltd.	4.870	10/03/2021	10/02/2014		5,032	5,081	0.10
Citigroup, Inc.	2.572	06/03/2031	05/26/2020		10,500	10,805	0.22
Oracle Corp.	1.650	03/25/2026	03/22/2021		6,797	6,896	0.14

					$64,046	$64,068	1.31%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description			Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA			2.000%	08/01/2051	$8,000	$(8,057)	$(8,063)

Total Short Sales (0.2)%						$(8,057)	$(8,063)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(33) at a weighted average interest rate of (0.050%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2021	1,910	$253,075		$1,804	$448	$0
SHORT FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2021	329	$(72,485)		$115	$0	$(8)

Total Futures Contracts					$1,919	$448	$(8)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

ConocoPhillips	(1.000)%	Quarterly	12/20/2024	0.335%	$2,500	$0	$(59)	$(59)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	0.758%	$5,000	$1,022	$21	$1,043	$8	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.396	5,800	24	82	106	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.443	26,900	337	190	527	0	(7)
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.478	1,770	(45)	82	37	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.123	9,800	194	(63)	131	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2021	0.455	700	1	1	2	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.675	7,500	1	37	38	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2023	0.741	16,400	57	31	88	6	(1)
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.340	5,700	17	41	58	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	1.238	2,800	378	(116)	262	1	0
General Electric Co.	1.000	Quarterly	06/20/2023	0.331	6,600	40	50	90	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.385	6,900	(351)	458	107	0	(3)
General Electric Co.	1.000	Quarterly	06/20/2024	0.420	13,300	(250)	483	233	2	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.501	15,600	(254)	528	274	2	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.718	62,400	422	454	876	10	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.331	17,700	302	115	417	0	(8)
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.452	2,600	59	12	71	0	0
Sherwin-Williams Co.	1.000	Quarterly	06/20/2022	0.143	1,100	14	(4)	10	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.174	1,600	27	(7)	20	0	0

						$1,995	$2,395	$4,390	$29	$(22)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-35 5-Year Index		1.000%	Quarterly	12/20/2025	$92,000	$2,022	$329	$2,351	$12	$0
CDX.IG-36 5-Year Index		1.000	Quarterly	06/20/2026	799,400	18,736	1,856	20,592	125	0

						$20,758	$2,185	$22,943	$137	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	3-Month USD-LIBOR	1.250%	Semi-Annual	12/15/2026	$27,200	$(339)	$141	$(198)	$0	$(20)
Receive	3-Month USD-LIBOR	1.943	Semi-Annual	06/15/2051	8,500	(63)	(261)	(324)	0	(57)
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051	3,000	(21)	(87)	(108)	0	(20)
Receive	3-Month USD-LIBOR	1.945	Semi-Annual	06/23/2051	2,700	(19)	(84)	(103)	0	(18)
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051	4,100	(31)	(148)	(179)	0	(27)

						$(473)	$(439)	$(912)	$0	$(142)

Total Swap Agreements						$22,280	$4,082	$26,362	$166	$(164)

(j)

Securities with an aggregate market value of $20,258 and cash of $102,988 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	$100.156	08/05/2021	1,300	$12	$4
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	1,400	13	5
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.234	08/05/2021	3,700	21	14

Total Purchased Options	$46	$23

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475%	08/18/2021	11,600	$(9)	$(8)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	11,600	(14)	(4)
CBK	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	7,200	(8)	(1)
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	8,900	(7)	(7)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	8,900	(11)	(3)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	62,400	(63)	(16)
FBF	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	47,800	(48)	(9)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	09/15/2021	45,400	(45)	(13)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	14,400	(15)	(4)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	6,000	(6)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	7,100	(9)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	7,900	(8)	(1)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	16,900	(18)	(11)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	13,400	(14)	(8)
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	4,100	(5)	0

$(280)	$(85)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.762%	07/14/2021	7,400	$(47)	$(78)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.062	07/14/2021	7,400	(47)	(4)
CBK	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.840	07/06/2021	9,400	(71)	(199)
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.683	07/23/2021	9,100	(57)	(70)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.983	07/23/2021	9,100	(57)	(35)
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.140	07/06/2021	9,400	(74)	0
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650	07/21/2021	3,900	(30)	(20)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	07/21/2021	3,900	(30)	(16)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.686	08/11/2021	7,400	(76)	(98)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.086	08/11/2021	7,400	(76)	(31)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.476	07/19/2021	10,400	(45)	(66)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.876	07/19/2021	10,400	(45)	(2)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.888	07/02/2021	4,700	(29)	(114)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.188	07/02/2021	4,700	(29)	0
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	08/10/2021	7,200	(98)	(161)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.295	08/10/2021	7,200	(98)	(6)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	07/13/2021	8,200	(36)	(43)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.870	07/13/2021	8,200	(36)	(1)

$(981)	$(944)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	$102.297	08/05/2021	3,800	$(14)	$(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.797	08/05/2021	4,000	(12)	(5)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	2,400	(8)	(7)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	5,200	(17)	(9)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	40,800	(137)	(70)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	2,600	(16)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	2,700	(17)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.313	09/07/2021	13,400	(42)	(54)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	2,600	(9)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	7,700	(24)	(11)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	2,600	(5)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	3,500	(11)	(8)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.375	07/07/2021	500	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.547	07/07/2021	4,300	(17)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.609	07/07/2021	3,900	(16)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.672	07/07/2021	1,300	(6)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.375	07/07/2021	500	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.547	07/07/2021	700	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.641	07/07/2021	2,200	(7)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	2,600	(16)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	12,200	(52)	(23)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.688	08/05/2021	2,300	(7)	(5)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.938	08/05/2021	1,200	(4)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.406	08/05/2021	12,200	(28)	(32)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.801	08/05/2021	1,100	(5)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.078	08/05/2021	1,000	(4)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.102	08/05/2021	500	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.344	08/05/2021	1,200	(4)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.586	08/05/2021	1,100	(4)	(2)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051			104.258	08/05/2021		1,400	(4)		(3)

								$(493)		$(263)

Total Written Options								$(1,754)		$(1,292)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2024	0.284%	$2,000	$(42)	$85	$43	$0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.601	2,000	(32)	64	32	0
BRC	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	13.944	1,200	(44)	(295)	0	(339)
	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.284	1,900	(41)	82	41	0
	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.329	4,500	13	93	106	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.248	2,773	(39)	60	21	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.409	1,400	30	7	37	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.637	1,800	(18)	41	23	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.368	1,500	22	11	33	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.381	600	(23)	15	0	(8)
CBK	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938	200	(1)	2	1	0
FBF	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.329	2,000	5	42	47	0
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.354	500	(5)	12	7	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.608	400	(3)	8	5	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.467	600	(26)	25	0	(1)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.411	700	(68)	49	0	(19)
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.381	2,000	(80)	55	0	(25)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433	1,600	(25)	48	23	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	300	(4)	9	5	0
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433	600	(12)	21	9	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938	200	(2)	3	1	0
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.995	1,400	0	1	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.608	300	(3)	7	4	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.833	400	(5)	8	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938	1,500	(9)	14	5	0

Total Swap Agreements							$(412)	$467	$447	$(392)

(l)

Securities with an aggregate market value of $1,422 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2021

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$10,086	$13,308	$23,394
Corporate Bonds & Notes
Banking & Finance	0	2,093,315	0	2,093,315
Industrials	5,878	1,538,092	0	1,543,970
Utilities	0	466,724	0	466,724
Convertible Bonds & Notes
Industrials	0	1,519	0	1,519
Municipal Bonds & Notes
California	0	2,080	0	2,080
Georgia	0	13,023	0	13,023
Illinois	0	866	0	866
Massachusetts	0	368	0	368
New York	0	374	0	374
Ohio	0	11,689	0	11,689
U.S. Government Agencies	0	59,675	0	59,675
U.S. Treasury Obligations	0	30,053	0	30,053
Non-Agency Mortgage-Backed Securities	0	21,351	0	21,351
Asset-Backed Securities	0	5,577	0	5,577
Sovereign Issues	0	42,367	0	42,367
Convertible Preferred Securities
Banking & Finance	20,131	0	0	20,131
Preferred Securities
Banking & Finance	2,986	142,850	0	145,836
Industrials	0	5,593	0	5,593
Utilities	0	0	41,286	41,286
Short-Term Instruments
U.S. Treasury Bills	0	222	0	222

$28,995	$4,445,824	$54,594	$4,529,413
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$279,078	$0	$0	$279,078

Total Investments	$308,073	$4,445,824	$54,594	$4,808,491

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(8,063)	$0	$(8,063)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	614	0	614
Over the counter	0	470	0	470

$0	$1,084	$0	$1,084
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(172)	0	(172)
Over the counter	0	(1,684)	0	(1,684)

$0	$(1,856)	$0	$(1,856)

Total Financial Derivative Instruments	$0	$(772)	$0	$(772)

Totals	$308,073	$4,436,989	$54,594	$4,799,656

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2021(1)

Investments in Securities, at Value
Loan Participations and Assignments	$5,260	$8,187	$(162)	$0	$0	$23	$0	$0	$13,308	$25
Preferred Securities
Utilities	41,592	0	(160)	0	0	(146)	0	0	41,286	(306)

Totals	$46,852	$8,187	$(322)	$0	$0	$(123)	$0	$0	$54,594	$(281)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$13,308	Proxy Pricing	Base Price	100.250 - 101.063	100.560
Preferred Securities
Utilities	41,286	Current Value Model	Purchase Price	$27.048	—

Total	$54,594

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Aramark Services, Inc. 1.854% (LIBOR03M + 1.750%) due 03/11/2025 ~	$4,477	$4,439
AWAS Aviation Capital Ltd. 4.870% due 10/03/2021 «~(h)	32,585	32,902
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~	8,635	8,851
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042	7,928	7,933
Castlelake LP 3.099% (LIBOR03M + 2.950%) due 05/13/2031 «~	48,500	48,661
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~	17,020	16,819
Charter Communications Operating LLC 1.860% (LIBOR03M + 1.750%) due 02/01/2027 ~	57,193	56,814
Citadel Securities LP 2.604% (LIBOR03M + 2.500%) due 02/02/2028 ~	5,985	5,931
Dell International LLC 2.000% (LIBOR03M + 1.750%) due 09/19/2025 ~	616	617
Delos Finance S.a.r.l. 1.897% (LIBOR03M + 1.750%) due 10/06/2023 ~	17,711	17,718
HCA, Inc.
TBD% due 06/23/2028	17,000	17,090
Hilton Worldwide Finance LLC 1.842% (LIBOR03M + 1.750%) due 06/22/2026 ~	6,409	6,363
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~	21,800	23,051
WR Grace & Co. 1.897% (LIBOR03M + 1.750%) due 04/03/2025 ~	3,510	3,500
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038 ~	13,556	13,222

Total Loan Participations and Assignments (Cost $262,848)		263,911

CORPORATE BONDS & NOTES 78.1%
BANKING & FINANCE 24.4%
AerCap Ireland Capital DAC
3.300% due 01/23/2023	3,760	3,902
3.875% due 01/23/2028	150	161
4.125% due 07/03/2023	8,645	9,177
4.625% due 10/15/2027	16,500	18,494
AIA Group Ltd.
3.200% due 09/16/2040	7,300	7,566
3.375% due 04/07/2030	9,200	10,173
3.900% due 04/06/2028	2,200	2,475
Air Lease Corp. 3.625% due 12/01/2027	2,900	3,122
Aircastle Ltd. 2.850% due 01/26/2028	12,500	12,570
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032	14,000	13,654
3.000% due 05/18/2051	9,500	9,317
3.450% due 04/30/2025	700	763
4.000% due 02/01/2050	13,100	15,060
4.850% due 04/15/2049	900	1,162
Alleghany Corp. 4.900% due 09/15/2044	5,400	6,821
Ally Financial, Inc.
3.050% due 06/05/2023	24,100	25,159
8.000% due 11/01/2031	1,800	2,589
American Assets Trust LP 3.375% due 02/01/2031	30,500	31,463
American Campus Communities Operating Partnership LP
2.850% due 02/01/2030	1,300	1,340
3.750% due 04/15/2023	4,100	4,299
3.875% due 01/30/2031	3,000	3,334
American Financial Group, Inc. 4.500% due 06/15/2047	40,300	48,104
American Homes 4 Rent LP
3.375% due 07/15/2051 (a)	1,700	1,665
4.250% due 02/15/2028	3,583	4,030
4.900% due 02/15/2029	11,300	13,149

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

American International Group, Inc.
3.875% due 01/15/2035		2,000	2,270
4.375% due 06/30/2050		6,200	7,560
4.375% due 01/15/2055		26,512	32,255
4.500% due 07/16/2044		37,965	46,147
4.700% due 07/10/2035		4,550	5,554
4.750% due 04/01/2048		5,500	7,006
4.800% due 07/10/2045		1,200	1,505
5.750% due 04/01/2048 •		3,100	3,556
American Tower Corp.
2.100% due 06/15/2030		7,500	7,384
2.950% due 01/15/2025		7,500	7,983
2.950% due 01/15/2051		19,300	18,481
3.100% due 06/15/2050		8,400	8,228
3.125% due 01/15/2027		16,200	17,406
3.375% due 10/15/2026		6,487	7,075
3.600% due 01/15/2028		2,250	2,477
3.700% due 10/15/2049		12,300	13,411
3.800% due 08/15/2029		61,500	68,589
3.950% due 03/15/2029		23,300	26,176
4.400% due 02/15/2026		3,100	3,505
AmFam Holdings, Inc. 3.833% due 03/11/2051		17,100	18,436
Antares Holdings LP 3.950% due 07/15/2026		4,100	4,271
Arch Capital Finance LLC 5.031% due 12/15/2046		4,100	5,370
Arch Capital Group Ltd. 3.635% due 06/30/2050		23,025	24,874
Ares Finance Co. LLC
3.250% due 06/15/2030		7,400	7,727
4.125% due 06/30/2051 •		12,400	12,431
Arthur J Gallagher & Co.
2.500% due 05/20/2031		20,600	20,825
3.500% due 05/20/2051		24,500	25,703
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031		25,000	25,992
Athene Global Funding 2.500% due 01/14/2025		4,000	4,172
Aviation Capital Group LLC
3.500% due 11/01/2027		1,900	1,998
5.500% due 12/15/2024		7,600	8,597
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		5,700	5,873
5.500% due 01/15/2023		6,015	6,390
5.500% due 01/15/2026		15,000	17,030
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	4,376
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	14,500	3,898
Banco de Credito e Inversiones S.A.
3.500% due 10/12/2027		$9,200	9,890
4.000% due 02/11/2023		1,900	1,994
Banco General S.A. 4.125% due 08/07/2027		400	439
Banco Inbursa S.A. Institucion de Banca Multiple 4.375% due 04/11/2027		7,600	8,141
Banco Santander S.A.
2.746% due 05/28/2025		6,600	6,958
3.306% due 06/27/2029		7,200	7,846
3.490% due 05/28/2030		5,400	5,837
4.379% due 04/12/2028		18,400	21,056
Bancolombia S.A. 3.000% due 01/29/2025		11,800	12,133
Bank of America Corp.
3.194% due 07/23/2030 •		32,100	34,602
3.311% due 04/22/2042 •		23,000	24,362
3.419% due 12/20/2028 •		85,251	92,910
3.593% due 07/21/2028 •		13,900	15,317
3.974% due 02/07/2030 •		14,862	16,873
4.083% due 03/20/2051 •		7,900	9,459
4.271% due 07/23/2029 •		3,000	3,449
7.750% due 05/14/2038		15,700	24,822
8.050% due 06/15/2027		3,180	4,119
Bank of America N.A. 6.000% due 10/15/2036		9,200	12,898
Bank of Nova Scotia 4.900% due 06/04/2025 •(f)(g)		11,500	12,650
Banque Federative du Credit Mutuel S.A. 0.918% (US0003M + 0.730%) due 07/20/2022 ~		500	504
Barclays Bank PLC 7.625% due 11/21/2022 (g)		16,400	17,893
Barclays PLC
3.250% due 01/17/2033	GBP	2,400	3,698
4.337% due 01/10/2028		$4,400	4,923
4.338% due 05/16/2024 •		15,000	15,996

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

4.375% due 01/12/2026		5,000	5,601
4.950% due 01/10/2047		7,585	9,821
4.972% due 05/16/2029 •		40,987	48,035
5.088% due 06/20/2030 •		4,875	5,690
5.250% due 08/17/2045		1,800	2,399
6.125% due 12/15/2025 •(f)(g)		29,800	33,059
7.125% due 06/15/2025 •(f)(g)	GBP	8,400	13,305
7.250% due 03/15/2023 •(f)(g)		1,300	1,944
7.750% due 09/15/2023 •(f)(g)		$9,400	10,352
7.875% due 03/15/2022 •(f)(g)		9,017	9,416
7.875% due 09/15/2022 •(f)(g)	GBP	1,100	1,635
BBVA Bancomer S.A.
5.125% due 01/18/2033 •(g)		$1,900	1,985
6.750% due 09/30/2022		12,500	13,298
Berkshire Hathaway Finance Corp.
4.200% due 08/15/2048		13,700	16,958
4.250% due 01/15/2049		5,000	6,223
Berkshire Hathaway, Inc. 4.500% due 02/11/2043		4,045	5,164
BGC Partners, Inc.
4.375% due 12/15/2025		6,100	6,611
5.375% due 07/24/2023		20,500	22,204
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		8,550	8,557
3.500% due 09/10/2049		5,500	6,162
4.000% due 10/02/2047		8,400	9,947
Blackstone Secured Lending Fund 2.750% due 09/16/2026		8,300	8,417
Block Financial LLC
2.500% due 07/15/2028		9,200	9,252
3.875% due 08/15/2030		9,200	9,955
Blue Owl Finance LLC 3.125% due 06/10/2031		27,000	26,853
BNP Paribas S.A.
2.871% due 04/19/2032 •		6,200	6,372
3.052% due 01/13/2031 •		15,100	15,940
4.625% due 02/25/2031 •(f)(g)		18,800	19,618
5.198% due 01/10/2030 •		3,400	4,099
6.625% due 03/25/2024 •(f)(g)		10,500	11,542
7.375% due 08/19/2025 •(f)(g)		6,400	7,464
BOC Aviation Ltd. 4.000% due 01/25/2024		1,000	1,065
Boston Properties LP 2.900% due 03/15/2030		3,800	3,952
BPCE S.A. 5.150% due 07/21/2024		2,900	3,232
Brighthouse Financial, Inc. 4.700% due 06/22/2047		8,555	9,518
Brookfield Finance LLC 3.450% due 04/15/2050		19,600	20,279
Brookfield Finance, Inc.
2.724% due 04/15/2031		6,750	6,956
3.500% due 03/30/2051		14,900	15,606
4.700% due 09/20/2047		34,350	42,068
Brown & Brown, Inc. 4.500% due 03/15/2029		10,300	11,859
Camden Property Trust 3.350% due 11/01/2049		1,400	1,532
Cantor Fitzgerald LP 6.500% due 06/17/2022		25,450	26,846
Carlyle Finance LLC 5.650% due 09/15/2048		5,700	7,708
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,600	3,874
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		12,213	16,320
CBL & Associates LP 5.950% due 12/15/2026 ^(c)		950	537
CI Financial Corp.
3.200% due 12/17/2030		15,000	15,411
4.100% due 06/15/2051		38,200	39,999
Cibanco S.A. Ibm 4.962% due 07/18/2029		7,200	7,966
Citigroup, Inc.
2.561% due 05/01/2032 •(h)		12,500	12,733
2.572% due 06/03/2031 •(h)		4,000	4,116
3.200% due 10/21/2026		31,200	33,830
3.400% due 05/01/2026		2,800	3,059
3.668% due 07/24/2028 •		17,500	19,318
4.075% due 04/23/2029 •		49,500	56,196
4.650% due 07/23/2048		3,500	4,593
4.750% due 05/18/2046		7,700	9,818
6.625% due 06/15/2032		600	819
8.125% due 07/15/2039		39,491	68,390
CME Group, Inc.
4.150% due 06/15/2048		6,100	7,933

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

5.300% due 09/15/2043		1,125	1,627
CNH Industrial Capital LLC 3.875% due 10/15/2021		1,000	1,009
Cooperatieve Rabobank UA 4.625% due 12/29/2025 •(f)(g)	EUR	9,200	12,007
Corporate Office Properties LP 2.250% due 03/15/2026		$3,600	3,703
Credit Suisse AG 6.500% due 08/08/2023 (g)		70,277	77,800
Credit Suisse Group AG
2.593% due 09/11/2025 •		4,500	4,684
3.091% due 05/14/2032 •		57,529	59,395
3.750% due 03/26/2025		26,700	28,982
3.800% due 06/09/2023		3,500	3,711
3.869% due 01/12/2029 •		10,550	11,628
4.194% due 04/01/2031 •		2,850	3,206
4.207% due 06/12/2024 •		250	266
4.282% due 01/09/2028		17,400	19,369
4.550% due 04/17/2026		13,000	14,732
4.875% due 05/15/2045		7,275	9,201
Crown Castle International Corp.
2.250% due 01/15/2031		3,753	3,708
3.100% due 11/15/2029		7,500	7,976
3.250% due 01/15/2051		36,700	36,607
3.800% due 02/15/2028		14,700	16,345
4.000% due 11/15/2049		39,410	44,001
4.300% due 02/15/2029		4,400	5,068
4.450% due 02/15/2026		17,395	19,674
4.750% due 05/15/2047		16,840	20,593
5.200% due 02/15/2049		22,710	29,654
CVS Pass-Through Trust 4.704% due 01/10/2036		1,309	1,485
CyrusOne LP 3.450% due 11/15/2029		2,000	2,129
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		12,500	13,264
Danske Bank A/S 5.375% due 01/12/2024		1,500	1,664
Deutsche Bank AG
2.625% due 02/12/2026	EUR	12,900	16,778
3.035% due 05/28/2032 •(h)		$23,710	24,161
3.547% due 09/18/2031 •		27,250	29,038
3.961% due 11/26/2025 •		5,400	5,842
4.250% due 10/14/2021		93,485	94,502
Digital Realty Trust LP
3.700% due 08/15/2027		500	560
4.450% due 07/15/2028		10,900	12,642
Doctors Co. An Interinsurance Exchange 6.500% due 10/15/2023		31,800	34,176
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		6,095	6,126
Duke Realty LP 3.050% due 03/01/2050		1,000	988
E*TRADE Financial Corp.
3.800% due 08/24/2027		5,525	6,148
4.500% due 06/20/2028		7,885	9,142
EPR Properties
3.750% due 08/15/2029		10,760	10,788
4.500% due 04/01/2025		200	214
4.500% due 06/01/2027		3,625	3,870
4.750% due 12/15/2026		100	109
4.950% due 04/15/2028		7,000	7,567
Equinix, Inc.
3.000% due 07/15/2050		17,681	17,009
3.400% due 02/15/2052		11,300	11,645
Equitable Holdings, Inc.
3.900% due 04/20/2023		520	550
4.350% due 04/20/2028		12,407	14,243
5.000% due 04/20/2048		36,475	46,625
ERP Operating LP 4.500% due 07/01/2044		1,445	1,823
Erste Group Bank AG 4.250% due 10/15/2027 •(f)(g)	EUR	8,000	10,175
Essential Properties LP 2.950% due 07/15/2031		$5,000	5,006
Essex Portfolio LP
2.550% due 06/15/2031		7,500	7,613
2.650% due 09/01/2050		14,400	12,812
3.625% due 05/01/2027		10,700	11,827
4.500% due 03/15/2048		3,900	4,754
Everest Reinsurance Holdings, Inc. 3.500% due 10/15/2050		8,500	9,087
Fairfax Financial Holdings Ltd.
3.375% due 03/03/2031		7,600	7,930
4.625% due 04/29/2030		17,800	20,426
4.850% due 04/17/2028		18,100	20,846

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Farmers Insurance Exchange 4.747% due 11/01/2057 •		21,600	24,391
Fidelity National Financial, Inc.
2.450% due 03/15/2031		1,200	1,198
3.400% due 06/15/2030		4,039	4,357
First American Financial Corp.
4.000% due 05/15/2030		9,100	10,142
4.300% due 02/01/2023		18,250	19,253
FMR LLC
5.150% due 02/01/2043		1,550	2,064
6.450% due 11/15/2039		500	732
Ford Holdings LLC 9.300% due 03/01/2030		14,575	19,786
Ford Motor Credit Co. LLC
1.256% (US0003M + 1.080%) due 08/03/2022 ~		524	522
1.391% (US0003M + 1.235%) due 02/15/2023 ~		3,131	3,120
1.416% (US0003M + 1.270%) due 03/28/2022 ~		7,778	7,760
3.340% (US0003M + 3.140%) due 01/07/2022 ~		900	909
3.550% due 10/07/2022		20,000	20,562
5.584% due 03/18/2024		54,000	59,208
5.596% due 01/07/2022		14,107	14,414
5.875% due 08/02/2021		5,000	5,032
GE Capital Funding LLC
3.450% due 05/15/2025		14,100	15,354
4.400% due 05/15/2030		58,700	68,454
4.550% due 05/15/2032		15,200	18,182
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		169,803	203,805
General Motors Financial Co., Inc.
1.275% (US0003M + 1.100%) due 11/06/2021 ~		700	702
1.457% (US0003M + 1.310%) due 06/30/2022 ~		2,000	2,020
5.100% due 01/17/2024		16,015	17,638
5.650% due 01/17/2029		3,282	3,999
Global Atlantic Fin Co. 3.125% due 06/15/2031		6,900	6,956
GLP Capital LP
4.000% due 01/15/2030		13,040	14,014
4.000% due 01/15/2031		3,100	3,344
5.300% due 01/15/2029		22,800	26,619
5.750% due 06/01/2028		1,166	1,389
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		12,000	12,267
3.691% due 06/05/2028 •		22,244	24,576
4.017% due 10/31/2038 •		100	117
4.223% due 05/01/2029 •		640	730
4.411% due 04/23/2039 •		10,300	12,558
6.250% due 02/01/2041		12,925	19,275
6.750% due 10/01/2037		109,500	159,697
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		21,200	24,531
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		21,450	23,272
Great-West Lifeco Finance Delaware LP 4.150% due 06/03/2047		3,200	3,815
Guardian Life Insurance Co. of America 4.850% due 01/24/2077		7,903	10,154
Hanover Insurance Group, Inc. 4.500% due 04/15/2026		6,600	7,467
Hartford Financial Services Group, Inc. 2.281% due 02/12/2067 •		3,600	3,481
Healthpeak Properties, Inc. 6.750% due 02/01/2041		3,500	5,197
High Street Funding Trust 4.682% due 02/15/2048		8,800	10,672
Highwoods Realty LP
2.600% due 02/01/2031		2,700	2,721
4.200% due 04/15/2029		2,198	2,471
HSBC Bank USA N.A. 7.000% due 01/15/2039		11,450	17,865
HSBC Holdings PLC
2.357% due 08/18/2031 •		4,600	4,607
2.804% due 05/24/2032 •		78,700	80,825
2.848% due 06/04/2031 •		6,800	7,065
3.803% due 03/11/2025 •		11,300	12,156
3.900% due 05/25/2026		4,500	5,008
3.973% due 05/22/2030 •		5,200	5,825
4.000% due 03/09/2026 •(f)(g)		11,300	11,512
4.300% due 03/08/2026		21,131	23,852
4.583% due 06/19/2029 •		7,050	8,154
4.600% due 12/17/2030 •(f)(g)		3,200	3,328
4.700% due 03/09/2031 •(f)(g)		7,600	7,904
4.950% due 03/31/2030		4,600	5,557
5.875% due 09/28/2026 •(f)(g)	GBP	26,400	41,038
6.100% due 01/14/2042		$10,850	15,858
6.500% due 03/23/2028 •(f)(g)		95,300	109,476
6.500% due 09/15/2037		18,115	25,240

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

6.800% due 06/01/2038		4,300	6,184
7.000% due 04/07/2038	GBP	1,900	4,067
7.625% due 05/17/2032		$11,547	16,212
Hudson Pacific Properties LP
3.250% due 01/15/2030		7,600	8,030
3.950% due 11/01/2027		5,600	6,144
4.650% due 04/01/2029		7,537	8,672
ING Groep NV
4.625% due 01/06/2026		400	457
5.750% due 11/16/2026 •(f)(g)		9,000	9,976
Intercontinental Exchange, Inc.
3.000% due 06/15/2050		9,400	9,282
3.000% due 09/15/2060		3,200	3,103
4.250% due 09/21/2048		1,800	2,125
International Lease Finance Corp. 8.625% due 01/15/2022		800	834
Intesa Sanpaolo SpA
4.000% due 09/23/2029		8,200	9,006
5.017% due 06/26/2024		7,400	8,056
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		450	475
5.500% due 08/06/2022		6,900	7,150
JAB Holdings BV
2.200% due 11/23/2030		4,700	4,573
3.750% due 05/28/2051		1,500	1,610
Jefferies Group LLC 6.500% due 01/20/2043		23,700	32,813
JPMorgan Chase & Co.
2.739% due 10/15/2030 •		6,375	6,678
3.328% due 04/22/2052 •		19,200	20,531
3.509% due 01/23/2029 •		23,200	25,589
3.702% due 05/06/2030 •		5,000	5,591
3.897% due 01/23/2049 •		14,850	17,313
4.005% due 04/23/2029 •		15,000	16,980
5.600% due 07/15/2041		21,340	29,997
6.400% due 05/15/2038		4,508	6,629
Kilroy Realty LP
3.050% due 02/15/2030		1,500	1,563
4.250% due 08/15/2029		12,400	13,991
4.750% due 12/15/2028		2,000	2,325
KKR Financial Holdings LLC 5.400% due 05/23/2033 «		15,900	16,919
KKR Group Finance Co. LLC
3.500% due 08/25/2050		31,450	33,028
3.625% due 02/25/2050		26,000	27,947
La Mondiale SAM 2.125% due 06/23/2031	EUR	6,000	7,480
Lazard Group LLC 4.500% due 09/19/2028		$400	462
Legg Mason, Inc. 5.625% due 01/15/2044		18,493	25,911
Liberty Mutual Group, Inc.
3.950% due 05/15/2060		25,300	27,855
4.300% due 02/01/2061		14,500	13,308
Life Storage LP 3.875% due 12/15/2027		1,100	1,229
Lloyds Bank PLC 7.500% due 04/02/2032 þ		29,200	23,049
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		10,200	11,164
4.375% due 03/22/2028		3,400	3,909
4.450% due 05/08/2025		500	561
4.550% due 08/16/2028		32,500	37,933
7.500% due 09/27/2025 •(f)(g)		20,800	24,388
LSEGA Financing PLC 3.200% due 04/06/2041		9,700	10,184
M&G PLC 5.560% due 07/20/2055 •	GBP	1,900	3,173
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		$5,800	7,195
4.350% due 01/30/2047		4,800	6,029
4.900% due 03/15/2049		13,100	17,914
Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		11,166	11,885
4.900% due 04/01/2077		4,800	6,251
5.077% due 02/15/2069 •		27,500	34,154
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		7,100	8,183
MetLife, Inc.
9.250% due 04/08/2068		51,066	77,509
10.750% due 08/01/2069		5,132	8,889
Mid-America Apartments LP
3.600% due 06/01/2027		300	334
4.300% due 10/15/2023		13,700	14,721
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		13,900	13,863

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

3.751% due 07/18/2039		16,200	18,474
4.153% due 03/07/2039		7,700	9,266
4.286% due 07/26/2038		7,900	9,672
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		18,400	18,030
2.172% due 05/22/2032 •		7,400	7,356
2.201% due 07/10/2031 •		14,800	14,797
Morgan Stanley
2.802% due 01/25/2052 •		21,000	20,633
3.217% due 04/22/2042 •		15,200	16,130
3.591% due 07/22/2028 •		400	443
3.875% due 01/27/2026		4,095	4,580
6.375% due 07/24/2042		24,050	36,943
7.500% due 04/02/2032 þ(h)		53,900	43,746
MPT Operating Partnership LP 3.500% due 03/15/2031		3,200	3,236
Mutual of Omaha Insurance Co. 4.297% due 07/15/2054 •		21,370	22,280
Nasdaq, Inc. 2.500% due 12/21/2040		7,500	6,987
National Health Investors, Inc. 3.000% due 02/01/2031		10,600	10,273
National Retail Properties, Inc.
2.500% due 04/15/2030		500	509
3.500% due 04/15/2051		3,800	3,993
Nationwide Building Society
3.960% due 07/18/2030 •		26,756	30,061
4.000% due 09/14/2026		9,400	10,378
4.302% due 03/08/2029 •		5,500	6,217
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		10,000	11,060
Nationwide Mutual Insurance Co.
4.350% due 04/30/2050		2,250	2,526
9.375% due 08/15/2039		32,300	56,323
Natwest Group PLC
1.750% due 03/02/2026 •	EUR	1,000	1,250
2.500% due 03/22/2023		3,900	4,833
4.269% due 03/22/2025 •		$3,160	3,429
4.445% due 05/08/2030 •		5,700	6,533
4.600% due 06/28/2031 •(f)(g)		27,100	27,295
4.800% due 04/05/2026		6,100	6,987
4.892% due 05/18/2029 •		32,700	38,343
5.076% due 01/27/2030 •		46,350	55,016
6.000% due 12/29/2025 •(f)(g)		18,900	21,113
8.625% due 08/15/2021 •(f)(g)		2,500	2,524
Navient Corp. 7.250% due 01/25/2022		23,096	23,984
Neuberger Berman Group LLC
4.500% due 03/15/2027		6,200	6,993
4.875% due 04/15/2045		13,688	15,964
New York Life Insurance Co.
4.450% due 05/15/2069		16,700	21,016
5.875% due 05/15/2033		1,000	1,312
6.750% due 11/15/2039		5,750	8,742
Nippon Life Insurance Co.
2.750% due 01/21/2051 •		36,900	36,208
5.100% due 10/16/2044 •		15,650	17,281
Nissan Motor Acceptance Corp.
0.836% due 09/28/2022 •		400	401
2.000% due 03/09/2026		39,200	39,482
2.600% due 09/28/2022		3,600	3,676
2.750% due 03/09/2028		11,000	11,111
3.450% due 03/15/2023		1,215	1,265
3.875% due 09/21/2023		8,000	8,471
Nomura Holdings, Inc.
2.679% due 07/16/2030		8,000	8,138
3.103% due 01/16/2030		4,700	4,940
Northwestern Mutual Life Insurance Co.
3.450% due 03/30/2051		32,900	35,347
3.625% due 09/30/2059		64,790	71,442
3.850% due 09/30/2047		10,340	11,886
6.063% due 03/30/2040		1	1
Ohio National Life Insurance Co. 6.875% due 06/15/2042		400	520
Old Republic International Corp. 3.850% due 06/11/2051		37,900	40,429
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		500	515
3.625% due 10/01/2029		4,000	4,290
4.750% due 01/15/2028		7,900	8,914
5.250% due 01/15/2026		15,000	17,131
OneAmerica Financial Partners, Inc. 4.250% due 10/15/2050		5,400	5,627
Ontario Teachers' Cadillac Fairview Properties Trust 3.875% due 03/20/2027		3,900	4,306

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Pacific Life Insurance Co. 9.250% due 06/15/2039		113,331	185,701
Pacific LifeCorp 3.350% due 09/15/2050		5,700	6,047
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		41,390	43,320
Penn Mutual Life Insurance Co.
3.800% due 04/29/2061		40,000	41,584
7.625% due 06/15/2040		26,295	38,856
Physicians Realty LP
3.950% due 01/15/2028		7,900	8,684
4.300% due 03/15/2027		4,100	4,629
Pine Street Trust
4.572% due 02/15/2029		25,000	28,683
5.568% due 02/15/2049		25,300	33,351
Pinnacol Assurance 8.625% due 06/25/2034 «(h)		24,000	30,643
Piper Jaffray Cos. 5.200% due 10/15/2023		23,000	23,057
Progressive Corp.
3.700% due 01/26/2045		1,390	1,597
4.125% due 04/15/2047		1,700	2,086
Prudential Financial, Inc.
3.700% due 03/13/2051		13,500	15,422
3.935% due 12/07/2049		9,113	10,682
Rayonier LP 2.750% due 05/17/2031		7,500	7,579
Realty Income Corp. 4.650% due 03/15/2047		1,150	1,484
Regency Centers LP
2.950% due 09/15/2029		1,000	1,054
4.125% due 03/15/2028		1,100	1,237
4.400% due 02/01/2047		5,700	6,662
4.650% due 03/15/2049		1,500	1,826
Rexford Industrial Realty LP 2.125% due 12/01/2030		11,800	11,368
Sabra Health Care LP 3.900% due 10/15/2029		400	423
Sammons Financial Group, Inc. 3.350% due 04/16/2031		18,300	18,855
Santander Holdings USA, Inc.
3.450% due 06/02/2025		700	753
4.400% due 07/13/2027		5,200	5,847
Santander UK Group Holdings PLC
2.896% due 03/15/2032 •		15,160	15,636
3.823% due 11/03/2028 •		55,945	61,556
7.375% due 06/24/2022 •(f)(g)	GBP	600	878
SBA Tower Trust 2.328% due 07/15/2052		$10,300	10,692
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		26,400	27,282
Selective Insurance Group, Inc. 5.375% due 03/01/2049		8,800	10,951
Service Properties Trust
4.375% due 02/15/2030		7,700	7,345
4.750% due 10/01/2026		5,000	4,948
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028		4,200	4,252
Societe Generale S.A.
2.889% due 06/09/2032 •		11,000	11,145
3.625% due 03/01/2041		13,700	13,930
Sompo International Holdings Ltd. 4.700% due 10/15/2022		3,000	3,151
Spirit Realty LP
2.700% due 02/15/2032		11,400	11,318
3.200% due 02/15/2031		11,100	11,594
3.400% due 01/15/2030		9,325	9,956
4.000% due 07/15/2029		200	222
4.450% due 09/15/2026		2,350	2,624
Standard Chartered PLC
3.265% due 02/18/2036 •		17,000	17,070
4.305% due 05/21/2030 •		1,300	1,492
4.750% due 01/14/2031 •(f)(g)		16,900	17,400
State Bank of India 3.250% due 01/24/2022		22,000	22,299
Stifel Financial Corp. 4.000% due 05/15/2030		5,600	6,220
STORE Capital Corp. 2.750% due 11/18/2030		1,900	1,916
Sumitomo Life Insurance Co. 3.375% due 04/15/2081 •		16,300	16,818
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		37,100	37,333
2.750% due 01/15/2030		2,700	2,836
3.040% due 07/16/2029		12,300	13,211

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Sun Communities Operating LP 2.700% due 07/15/2031		6,800	6,814
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(f)(g)		6,000	6,357
Synchrony Financial 4.500% due 07/23/2025		600	672
Teachers Insurance & Annuity Association of America
3.300% due 05/15/2050		30,000	31,019
4.270% due 05/15/2047		11,300	13,550
4.900% due 09/15/2044		18,400	23,976
6.850% due 12/16/2039		5,129	7,789
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	322	595
Texas Capital Bancshares, Inc. 4.000% due 05/06/2031 •		$9,000	9,373
Transatlantic Holdings, Inc. 8.000% due 11/30/2039		7,933	12,366
Travelers Cos., Inc.
3.750% due 05/15/2046		2,800	3,280
4.050% due 03/07/2048		4,000	4,905
Trust Fibra Uno
6.390% due 01/15/2050		23,500	27,582
6.950% due 01/30/2044		25,270	30,911
UBS AG
5.125% due 05/15/2024 (g)		17,121	18,912
7.625% due 08/17/2022 (g)		100,000	107,603
UBS Group AG
4.125% due 09/24/2025		400	447
4.125% due 04/15/2026		34,600	38,823
UDR, Inc. 3.500% due 07/01/2027		3,323	3,683
UniCredit SpA
3.127% due 06/03/2032 •		7,800	7,834
6.572% due 01/14/2022		16,550	17,063
7.830% due 12/04/2023		78,050	90,480
Unum Group 4.500% due 12/15/2049		5,000	5,310
Ventas Realty LP
3.125% due 06/15/2023		300	312
4.125% due 01/15/2026		600	671
4.400% due 01/15/2029		1,900	2,183
4.875% due 04/15/2049		5,800	7,200
VEREIT Operating Partnership LP
3.400% due 01/15/2028		16,100	17,528
3.950% due 08/15/2027		11,848	13,356
Vonovia Finance BV 5.000% due 10/02/2023		2,200	2,396
Voya Financial, Inc. 4.700% due 01/23/2048 •		8,300	8,793
W R Berkley Corp. 4.000% due 05/12/2050		4,900	5,623
WEA Finance LLC 3.150% due 04/05/2022		2,100	2,132
Wells Fargo & Co.
2.393% due 06/02/2028 •		16,500	17,123
2.572% due 02/11/2031 •		21,200	21,957
2.879% due 10/30/2030 •		43,600	46,208
3.000% due 04/22/2026		10,600	11,404
3.068% due 04/30/2041 •		11,200	11,510
3.196% due 06/17/2027 •		11,205	12,100
3.300% due 09/09/2024		2,000	2,157
3.584% due 05/22/2028 •		34,600	38,143
4.900% due 11/17/2045		700	901
5.375% due 11/02/2043		28,425	37,971
5.606% due 01/15/2044		200	274
7.950% due 11/15/2029		1,000	1,379
Wells Fargo Bank N.A.
5.850% due 02/01/2037		5,901	8,115
5.950% due 08/26/2036		800	1,098
6.600% due 01/15/2038		22,877	33,813
Welltower, Inc.
4.950% due 09/01/2048		3,500	4,497
6.500% due 03/15/2041		29,850	42,351
Weyerhaeuser Co.
4.000% due 04/15/2030		2,700	3,076
6.875% due 12/15/2033		14,477	20,029
6.950% due 10/01/2027		4,500	5,821
7.375% due 03/15/2032		140,587	203,055
7.950% due 03/15/2025		850	1,042
Willis North America, Inc. 3.875% due 09/15/2049		13,550	15,287
WP Carey, Inc. 4.000% due 02/01/2025		1,600	1,747

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

XLIT Ltd. 5.500% due 03/31/2045	14,450	19,662

		7,786,741

INDUSTRIALS 39.4%
7-Eleven, Inc.
2.500% due 02/10/2041	6,970	6,501
2.800% due 02/10/2051	27,200	25,422
AbbVie, Inc.
4.300% due 05/14/2036	23,400	27,835
4.400% due 11/06/2042	44,212	53,756
4.450% due 05/14/2046	33,650	40,709
4.500% due 05/14/2035	36,177	43,631
4.550% due 03/15/2035	14,400	17,505
4.700% due 05/14/2045	25,700	32,051
4.850% due 06/15/2044	51,900	66,177
4.875% due 11/14/2048	600	774
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047	7,900	9,338
Activision Blizzard, Inc.
2.500% due 09/15/2050	46,700	42,027
4.500% due 06/15/2047	7,455	9,325
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030	6,300	6,303
Advocate Health & Hospitals Corp.
2.211% due 06/15/2030	11,150	11,342
3.008% due 06/15/2050	700	725
AEP Transmission Co. LLC
3.150% due 09/15/2049	6,000	6,261
3.650% due 04/01/2050	2,700	3,072
3.750% due 12/01/2047	1,100	1,254
Aetna, Inc.
4.750% due 03/15/2044	50	62
6.750% due 12/15/2037	4,085	6,036
Air Canada Pass-Through Trust
4.125% due 11/15/2026	11,940	12,319
5.250% due 10/01/2030	7,497	8,149
Aker BP ASA 4.000% due 01/15/2031	1,365	1,502
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	19,024	21,098
Alcon Finance Corp. 3.000% due 09/23/2029	500	527
Alibaba Group Holding Ltd.
3.150% due 02/09/2051	10,050	9,910
3.250% due 02/09/2061	24,200	23,503
3.600% due 11/28/2024	14,000	15,240
4.200% due 12/06/2047	17,900	20,749
Altria Group, Inc.
3.875% due 09/16/2046	12,080	12,026
4.400% due 02/14/2026	675	764
5.950% due 02/14/2049	25,500	32,687
6.200% due 02/14/2059	6,929	8,985
Amazon.com, Inc.
2.500% due 06/03/2050	4,500	4,262
2.700% due 06/03/2060	15,900	15,276
2.875% due 05/12/2041	3,000	3,099
3.100% due 05/12/2051	21,300	22,403
3.250% due 05/12/2061	70,500	74,422
4.250% due 08/22/2057	38,800	49,802
4.950% due 12/05/2044	475	645
American Airlines Pass-Through Trust
3.000% due 04/15/2030	558	568
3.150% due 08/15/2033	8,082	8,355
3.200% due 12/15/2029	4,624	4,728
3.350% due 04/15/2031	754	769
3.375% due 11/01/2028	7,297	7,266
3.500% due 08/15/2033	3,689	3,582
3.600% due 03/22/2029	6,146	6,374
3.600% due 04/15/2031	3,229	3,201
3.650% due 02/15/2029	1,610	1,663
3.700% due 04/01/2028	4,101	4,178
4.000% due 01/15/2027	3,951	3,852
4.375% due 04/01/2024	388	390
Amgen, Inc.
3.375% due 02/21/2050	10,300	10,895
4.400% due 05/01/2045	1,000	1,216
4.563% due 06/15/2048	11,574	14,570
4.663% due 06/15/2051	178,813	231,074
4.950% due 10/01/2041	4,650	6,044
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030	5,600	5,800
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	100,000	122,840
4.900% due 02/01/2046	164,610	208,720

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Anheuser-Busch InBev Finance, Inc. 4.900% due 02/01/2046	500	622
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	326
4.350% due 06/01/2040	24,000	28,617
4.375% due 04/15/2038	11,300	13,529
4.439% due 10/06/2048	16,601	19,929
4.600% due 04/15/2048	7,282	8,907
4.600% due 06/01/2060	25,000	30,846
4.750% due 01/23/2029	2,297	2,739
4.750% due 04/15/2058	23,800	29,902
4.900% due 01/23/2031	2,666	3,284
4.950% due 01/15/2042	5,800	7,359
5.450% due 01/23/2039	12,150	16,057
5.550% due 01/23/2049	15,105	20,794
5.800% due 01/23/2059	54,300	78,559
Anthem, Inc.
3.125% due 05/15/2050	3,000	3,056
3.600% due 03/15/2051	7,350	8,093
3.700% due 09/15/2049	5,640	6,264
4.375% due 12/01/2047	30,200	36,959
4.550% due 03/01/2048	9,700	12,154
4.625% due 05/15/2042	7,700	9,582
4.650% due 01/15/2043	2,605	3,257
5.100% due 01/15/2044	13,244	17,498
AP Moller - Maersk A/S 3.750% due 09/22/2024	3,900	4,208
Apple, Inc.
2.550% due 08/20/2060	14,400	13,473
2.650% due 05/11/2050	5,600	5,511
2.800% due 02/08/2061	7,100	6,936
2.950% due 09/11/2049	36,100	37,359
3.750% due 09/12/2047	31,600	37,409
3.850% due 08/04/2046	73,395	87,640
4.250% due 02/09/2047	15,076	19,046
4.375% due 05/13/2045	2,400	3,071
Aptiv PLC 5.400% due 03/15/2049	20,000	27,159
Arrow Electronics, Inc. 4.500% due 03/01/2023	2,100	2,210
AstraZeneca PLC 4.375% due 11/16/2045	1,400	1,745
Bacardi Ltd.
4.700% due 05/15/2028	5,200	6,062
5.150% due 05/15/2038	22,540	27,959
5.300% due 05/15/2048	28,300	36,974
BAE Systems PLC
3.000% due 09/15/2050	11,700	11,476
3.400% due 04/15/2030	7,700	8,377
Baidu, Inc. 3.075% due 04/07/2025	2,500	2,644
Baker Hughes Holdings LLC 5.125% due 09/15/2040	6,800	8,719
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	15,000	16,221
Barrick North America Finance LLC 5.700% due 05/30/2041	8,500	11,702
BAT Capital Corp.
4.390% due 08/15/2037	12,200	13,174
4.540% due 08/15/2047	23,333	24,859
Bayer U.S. Finance LLC
4.200% due 07/15/2034	18,043	20,387
4.375% due 12/15/2028	9,800	11,238
4.625% due 06/25/2038	900	1,071
4.875% due 06/25/2048	27,000	33,962
Becton Dickinson and Co. 3.794% due 05/20/2050	10,700	12,017
Biogen, Inc. 3.250% due 02/15/2051	7,181	7,202
Boeing Co.
3.250% due 02/01/2035	1,755	1,780
3.600% due 05/01/2034	7,870	8,312
3.625% due 02/01/2031	3,300	3,553
3.650% due 03/01/2047	1,945	1,922
3.750% due 02/01/2050 (i)	3,200	3,307
3.950% due 08/01/2059	4,500	4,721
4.508% due 05/01/2023	17,655	18,828
4.875% due 05/01/2025	5,000	5,605
5.150% due 05/01/2030	49,156	58,255
5.705% due 05/01/2040	50,700	65,391
5.805% due 05/01/2050	67,590	91,168
5.930% due 05/01/2060	61,300	84,807
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	12,000	12,462
Boston Scientific Corp.
7.000% due 11/15/2035	43,837	64,222

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

7.375% due 01/15/2040	42,000	66,889
BP Capital Markets America, Inc. 3.000% due 02/24/2050	5,200	5,037
Bristol-Myers Squibb Co.
3.900% due 02/20/2028	1,500	1,717
4.250% due 10/26/2049	27,800	35,173
4.350% due 11/15/2047	12,084	15,335
4.550% due 02/20/2048	1,100	1,439
5.000% due 08/15/2045	4,489	6,150
British Airways Pass-Through Trust
3.300% due 06/15/2034	21,421	21,867
3.350% due 12/15/2030	1,702	1,708
4.250% due 05/15/2034	1,476	1,595
Broadcom Corp. 3.875% due 01/15/2027	24,493	27,078
Broadcom, Inc.
2.600% due 02/15/2033	41,901	41,022
3.419% due 04/15/2033	14,910	15,675
3.459% due 09/15/2026	32,312	35,212
3.469% due 04/15/2034	89,512	94,774
3.500% due 02/15/2041	26,000	26,632
4.150% due 11/15/2030	11,150	12,516
4.300% due 11/15/2032	16,550	18,866
5.000% due 04/15/2030	2,000	2,362
Buckeye Partners LP 5.600% due 10/15/2044	3,800	3,703
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	32,350	40,481
4.450% due 03/15/2043	69,500	87,566
5.050% due 03/01/2041	10,154	13,533
Cameron LNG LLC 3.402% due 01/15/2038	26,700	28,304
Campbell Soup Co.
3.125% due 04/24/2050	15,700	15,296
4.800% due 03/15/2048	400	492
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	8,600	10,927
6.450% due 06/30/2033	3,376	4,432
Canadian Pacific Railway Co. 6.125% due 09/15/2115	51,558	80,047
Carrier Global Corp.
3.377% due 04/05/2040	8,600	9,035
3.577% due 04/05/2050	15,500	16,474
Celeo Redes Operacion Chile S.A. 5.200% due 06/22/2047	3,769	4,390
Cellnex Finance Co. S.A. 3.875% due 07/07/2041 (a)	3,200	3,194
Celulosa Arauco y Constitucion S.A. 5.500% due 11/02/2047	9,000	10,836
Cenovus Energy, Inc.
5.250% due 06/15/2037	7,515	9,007
6.750% due 11/15/2039	16,900	22,998
Centene Corp.
2.450% due 07/15/2028 (a)	25,800	26,181
4.625% due 12/15/2029	3,300	3,633
CenterPoint Energy Resources Corp. 4.100% due 09/01/2047	2,000	2,318
Central Nippon Expressway Co. Ltd.
0.735% (US0003M + 0.560%) due 11/02/2021 ~	2,000	2,003
2.091% due 09/14/2021	11,000	11,038
Charter Communications Operating LLC
3.500% due 06/01/2041	18,200	18,353
3.700% due 04/01/2051	6,700	6,643
3.750% due 02/15/2028	1,800	1,987
3.850% due 04/01/2061	93,400	91,899
3.900% due 06/01/2052	24,975	25,503
4.200% due 03/15/2028	1,900	2,153
4.400% due 12/01/2061	69,293	74,599
4.464% due 07/23/2022	2,175	2,252
4.500% due 02/01/2024	9,100	9,917
4.800% due 03/01/2050	46,200	53,162
5.050% due 03/30/2029	10,025	11,857
5.125% due 07/01/2049	49,500	59,058
5.375% due 05/01/2047	48,000	58,918
5.750% due 04/01/2048	19,200	24,480
6.384% due 10/23/2035	25,681	34,382
6.484% due 10/23/2045	38,419	53,000
6.834% due 10/23/2055	8,000	11,805
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	5,000	5,466
Citrix Systems, Inc.
1.250% due 03/01/2026	7,600	7,510
4.500% due 12/01/2027	4,100	4,651
Coca-Cola Co.
2.500% due 03/15/2051	21,100	19,923
2.750% due 06/01/2060	7,500	7,347

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	10,900	14,446
Comcast Corp.
2.650% due 02/01/2030	2,000	2,107
2.650% due 08/15/2062	20,400	18,684
2.800% due 01/15/2051	5,000	4,819
3.200% due 07/15/2036	1,300	1,398
3.450% due 02/01/2050	43,100	46,619
3.969% due 11/01/2047	57,110	66,606
3.999% due 11/01/2049	146,128	172,396
4.000% due 03/01/2048	12,260	14,401
4.500% due 01/15/2043	2,600	3,215
4.600% due 10/15/2038	4,900	6,084
4.650% due 07/15/2042	46,600	58,677
4.700% due 10/15/2048	10,000	12,915
4.750% due 03/01/2044	1,600	2,047
5.650% due 06/15/2035	5,900	8,000
7.050% due 03/15/2033	6,875	9,997
CommonSpirit Health
3.347% due 10/01/2029	10,000	10,841
4.187% due 10/01/2049	2,100	2,421
Conagra Brands, Inc.
4.600% due 11/01/2025	6,541	7,460
5.400% due 11/01/2048	9,595	12,899
7.000% due 10/01/2028	1,800	2,404
Constellation Brands, Inc.
4.100% due 02/15/2048	12,200	14,125
4.500% due 05/09/2047	8,100	9,793
5.250% due 11/15/2048	3,500	4,699
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	4,131	4,376
Continental Resources, Inc. 4.900% due 06/01/2044	16,600	18,821
Corning, Inc. 5.450% due 11/15/2079	5,400	7,577
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	2,268
4.500% due 08/01/2047	28,470	33,699
5.625% due 10/18/2043	2,200	2,943
CoStar Group, Inc. 2.800% due 07/15/2030	6,700	6,817
Cox Communications, Inc.
2.950% due 10/01/2050	7,900	7,501
4.500% due 06/30/2043	21,841	26,323
4.700% due 12/15/2042	4,070	5,054
4.800% due 02/01/2035	14,200	17,253
CRH America Finance, Inc.
4.400% due 05/09/2047	2,700	3,249
4.500% due 04/04/2048	9,490	11,608
CVS Health Corp.
3.625% due 04/01/2027	2,900	3,216
3.750% due 04/01/2030	4,900	5,491
4.125% due 04/01/2040	11,700	13,606
4.780% due 03/25/2038	1,559	1,921
5.050% due 03/25/2048	54,100	70,400
5.300% due 12/05/2043	7,100	9,436
CVS Pass-Through Trust
4.163% due 08/11/2036	8,740	9,752
5.773% due 01/10/2033	1,103	1,308
5.880% due 01/10/2028	2,706	3,111
5.926% due 01/10/2034	25,664	31,057
6.036% due 12/10/2028	1,225	1,435
6.943% due 01/10/2030	25,495	31,024
7.507% due 01/10/2032	66,213	83,919
8.353% due 07/10/2031	12,380	16,235
D.R. Horton, Inc. 4.375% due 09/15/2022	800	829
DAE Funding LLC 1.550% due 08/01/2024	23,100	23,097
Dell International LLC
4.900% due 10/01/2026	20,600	23,797
5.300% due 10/01/2029	38,930	47,012
5.450% due 06/15/2023	32,130	34,866
6.020% due 06/15/2026	86,700	104,133
8.100% due 07/15/2036	29,700	45,331
8.350% due 07/15/2046	40,150	65,771
Delta Air Lines, Inc.
2.900% due 10/28/2024	8,900	9,061
3.750% due 10/28/2029	45,863	45,843
4.375% due 04/19/2028	4,000	4,196
4.500% due 10/20/2025	2,500	2,688
4.750% due 10/20/2028	3,150	3,505
7.000% due 05/01/2025	7,000	8,174
7.375% due 01/15/2026 (i)	64,215	75,396
Deutsche Telekom International Finance BV
4.750% due 06/21/2038	5,200	6,344

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

8.750% due 06/15/2030	42,000	62,989
Diamondback Energy, Inc.
3.125% due 03/24/2031	10,400	10,789
4.400% due 03/24/2051	7,500	8,467
4.750% due 05/31/2025	6,000	6,762
Discovery Communications LLC
4.000% due 09/15/2055	5,208	5,523
5.200% due 09/20/2047	26,300	32,741
Eastern Gas Transmission & Storage, Inc.
4.600% due 12/15/2044	4,115	4,810
4.800% due 11/01/2043	800	959
eBay, Inc.
2.600% due 05/10/2031	9,900	10,082
3.650% due 05/10/2051	14,300	15,194
Ecopetrol S.A. 7.375% due 09/18/2043	25,700	31,777
El Paso Natural Gas Co. LLC 8.375% due 06/15/2032	25,670	37,833
Embotelladora Andina S.A. 3.950% due 01/21/2050	3,600	3,835
Enbridge Energy Partners LP
5.500% due 09/15/2040	3,000	3,875
7.375% due 10/15/2045	19,792	31,172
Enbridge, Inc.
2.500% due 08/01/2033	25,000	25,067
3.400% due 08/01/2051	25,000	25,169
4.500% due 06/10/2044	10,948	12,960
Energy Transfer LP
3.600% due 02/01/2023	4,256	4,417
4.050% due 03/15/2025	800	868
4.250% due 03/15/2023	8,906	9,349
4.500% due 04/15/2024	300	327
4.650% due 02/15/2022	2,000	2,052
4.900% due 03/15/2035	21,073	24,436
4.950% due 01/15/2043	27,800	30,791
5.000% due 10/01/2022	900	938
5.000% due 05/15/2050	3,300	3,822
5.150% due 02/01/2043	26,785	30,357
5.150% due 03/15/2045	42,386	49,118
5.300% due 04/01/2044	9,114	10,542
5.300% due 04/15/2047	21,690	25,417
5.800% due 06/15/2038	900	1,122
6.050% due 06/01/2041	1,900	2,417
6.100% due 02/15/2042	8,356	10,431
6.125% due 12/15/2045	33,600	42,898
6.500% due 02/01/2042	1,105	1,437
6.625% due 10/15/2036	22,002	29,343
7.500% due 07/01/2038	5,100	7,203
EnLink Midstream Partners LP 5.450% due 06/01/2047	13,800	12,306
Entergy Louisiana LLC
2.900% due 03/15/2051	7,400	7,312
3.100% due 06/15/2041	14,600	15,446
4.200% due 09/01/2048	1,410	1,719
5.000% due 07/15/2044	4,300	4,718
Enterprise Products Operating LLC
4.200% due 01/31/2050	16,068	18,565
4.450% due 02/15/2043	92,745	110,013
4.800% due 02/01/2049	3,575	4,413
4.850% due 08/15/2042	11,300	13,875
4.850% due 03/15/2044	42,362	51,881
4.875% due 08/16/2077 •	11,300	11,096
4.950% due 10/15/2054	500	623
5.100% due 02/15/2045	31,665	40,105
5.250% due 08/16/2077 •	7,101	7,454
5.750% due 03/01/2035	13,761	17,853
5.950% due 02/01/2041	7,663	10,596
6.450% due 09/01/2040	4,995	7,157
7.550% due 04/15/2038	2,850	4,385
EQM Midstream Partners LP 4.000% due 08/01/2024	7,100	7,304
ERAC USA Finance LLC 7.000% due 10/15/2037	9,200	13,743
Expedia Group, Inc.
3.250% due 02/15/2030	5,343	5,586
4.625% due 08/01/2027	4,600	5,205
FedEx Corp.
3.875% due 08/01/2042	765	856
4.550% due 04/01/2046	18,300	22,262
4.750% due 11/15/2045	6,250	7,809
4.950% due 10/17/2048	17,000	21,981
5.100% due 01/15/2044	14,941	19,207
Fiserv, Inc. 4.400% due 07/01/2049	30,000	36,257
Flex Intermediate Holdco LLC
3.363% due 06/30/2031	7,400	7,506

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

4.317% due 12/30/2039		55,500	56,612
Flex Ltd.
3.750% due 02/01/2026		4,600	5,035
4.875% due 05/12/2030		20,600	23,937
Ford Foundation
2.415% due 06/01/2050		3,800	3,666
2.815% due 06/01/2070		7,100	7,163
Ford Motor Co.
8.900% due 01/15/2032		9,209	12,497
9.980% due 02/15/2047		425	660
Fortune Brands Home & Security, Inc. 4.000% due 06/15/2025		2,700	2,977
Fox Corp. 5.576% due 01/25/2049		5,300	7,173
Fresenius Medical Care U.S. Finance, Inc. 3.000% due 12/01/2031		27,100	27,673
Gazprom OAO Via Gaz Capital S.A.
2.250% due 11/22/2024	EUR	3,900	4,807
3.125% due 11/17/2023		10,700	13,398
4.250% due 04/06/2024	GBP	12,600	18,582
5.150% due 02/11/2026		$24,500	27,617
6.510% due 03/07/2022		36,075	37,565
General Electric Co.
6.750% due 03/15/2032		1,289	1,788
6.875% due 01/10/2039		1,025	1,537
General Mills, Inc. 3.000% due 02/01/2051		3,208	3,243
General Motors Co. 5.150% due 04/01/2038		15,200	18,583
Gilead Sciences, Inc.
4.750% due 03/01/2046		6,200	7,877
4.800% due 04/01/2044		325	412
Glencore Finance Canada Ltd.
4.950% due 11/15/2021		7,800	7,929
5.550% due 10/25/2042		8,730	11,312
6.900% due 11/15/2037		100	139
Global Payments, Inc. 4.150% due 08/15/2049		4,400	5,057
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025		8,600	9,073
5.125% due 03/31/2027		1,300	1,360
GNL Quintero S.A. 4.634% due 07/31/2029		5,000	5,459
GTL Trade Finance, Inc. 7.250% due 04/16/2044		5,200	7,150
GTP Acquisition Partners LLC 3.482% due 06/15/2050		7,500	7,977
Halliburton Co.
4.850% due 11/15/2035		10,400	12,259
5.000% due 11/15/2045		4,750	5,797
6.700% due 09/15/2038		1,130	1,562
7.450% due 09/15/2039		21,239	31,302
HCA, Inc.
3.500% due 07/15/2051		15,000	15,021
4.500% due 02/15/2027		8,800	9,955
4.750% due 05/01/2023		6,500	6,968
5.250% due 06/15/2049		7,900	10,089
5.500% due 06/15/2047		23,062	30,087
Heineken NV
4.000% due 10/01/2042		1,366	1,625
4.350% due 03/29/2047		17,000	21,310
Hess Corp.
6.000% due 01/15/2040		9,135	11,737
7.300% due 08/15/2031		2,129	2,890
Home Depot, Inc. 4.400% due 03/15/2045		9,350	11,903
Howmet Aerospace, Inc. 5.900% due 02/01/2027		1,900	2,225
Humana, Inc.
3.950% due 03/15/2027		900	1,011
3.950% due 08/15/2049		11,800	13,551
8.150% due 06/15/2038		1,000	1,606
Huntington Ingalls Industries, Inc. 4.200% due 05/01/2030		3,500	4,006
Huntsman International LLC
2.950% due 06/15/2031		6,000	6,093
4.500% due 05/01/2029		5,500	6,261
Hyatt Hotels Corp.
4.375% due 09/15/2028		1,100	1,212
5.750% due 04/23/2030		5,850	7,109
Hyundai Capital America 2.000% due 06/15/2028		15,000	14,897
IHS Markit Ltd.
4.250% due 05/01/2029		7,700	8,926
5.000% due 11/01/2022		9,301	9,758

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Imperial Brands Finance PLC
3.500% due 02/11/2023	200	207
3.500% due 07/26/2026	7,800	8,361
3.875% due 07/26/2029	7,100	7,708
4.250% due 07/21/2025	19,615	21,617
Industrias Penoles S.A.B. de C.V. 4.750% due 08/06/2050	8,500	9,179
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	10,800	12,224
International Flavors & Fragrances, Inc. 2.300% due 11/01/2030	9,000	8,960
International Paper Co.
4.350% due 08/15/2048	3,668	4,555
4.800% due 06/15/2044	12,450	15,902
6.000% due 11/15/2041	7,400	10,534
8.700% due 06/15/2038	9,455	15,807
JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,502	1,549
4.000% due 05/15/2034	13,058	14,447
Juniper Networks, Inc. 5.950% due 03/15/2041	46,478	62,093
Kaiser Foundation Hospitals 4.150% due 05/01/2047	14,300	17,837
Kansas City Southern
3.500% due 05/01/2050	2,300	2,431
4.300% due 05/15/2043	5,000	5,813
4.700% due 05/01/2048	19,600	24,528
4.950% due 08/15/2045	24,795	31,535
Keurig Dr Pepper, Inc.
4.985% due 05/25/2038	12,700	16,220
5.085% due 05/25/2048	5,800	7,671
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	10,709	12,561
5.000% due 08/15/2042	5,500	6,610
5.000% due 03/01/2043	34,835	42,100
5.625% due 09/01/2041	1,700	2,192
5.800% due 03/15/2035	10,942	14,103
6.375% due 03/01/2041	10,715	14,883
6.500% due 02/01/2037	12,219	16,793
6.500% due 09/01/2039	36,840	51,456
6.550% due 09/15/2040	30,300	42,698
6.950% due 01/15/2038	800	1,146
7.400% due 03/15/2031	5,000	6,939
7.500% due 11/15/2040	24,567	36,446
Kinder Morgan, Inc.
5.300% due 12/01/2034	1,365	1,689
7.800% due 08/01/2031	2,000	2,866
Kraft Heinz Foods Co.
5.000% due 06/04/2042	13,250	16,210
6.375% due 07/15/2028	650	811
6.500% due 02/09/2040	87,238	121,505
6.750% due 03/15/2032	5,025	6,814
6.875% due 01/26/2039	3,900	5,616
7.125% due 08/01/2039	36,043	52,781
L3Harris Technologies, Inc. 4.854% due 04/27/2035	2,150	2,697
LafargeHolcim Finance U.S. LLC 4.750% due 09/22/2046	4,300	5,338
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,800	2,919
3.200% due 08/08/2024	7,700	8,085
3.500% due 08/18/2026	131,600	140,015
3.900% due 08/08/2029	25,492	27,159
Leidos, Inc.
2.300% due 02/15/2031	7,900	7,728
4.375% due 05/15/2030	2,000	2,274
Leland Stanford Junior University 2.413% due 06/01/2050	12,600	12,298
Lennar Corp. 4.750% due 11/29/2027	3,899	4,512
Lenovo Group Ltd. 3.421% due 11/02/2030	20,100	21,047
Level 3 Financing, Inc. 3.875% due 11/15/2029	14,900	15,977
Lockheed Martin Corp.
3.600% due 03/01/2035	2,500	2,865
4.500% due 05/15/2036	2,100	2,630
Lowe's Cos., Inc. 4.050% due 05/03/2047	4,540	5,242
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026	8,555	10,791
Magellan Midstream Partners LP 3.950% due 03/01/2050	4,200	4,569
Marathon Oil Corp.
5.200% due 06/01/2045	5,000	6,017
6.600% due 10/01/2037	3,700	4,926

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Marathon Petroleum Corp. 6.500% due 03/01/2041	13,503	18,767
Marriott International, Inc.
2.850% due 04/15/2031	9,700	9,860
3.125% due 10/15/2021	1,700	1,702
3.500% due 10/15/2032	25,700	27,335
3.600% due 04/15/2024	10,500	11,205
4.625% due 06/15/2030	10,590	12,206
Marvell Technology, Inc.
2.950% due 04/15/2031	13,894	14,413
4.875% due 06/22/2028	10,200	11,802
Masco Corp.
4.500% due 05/15/2047	4,409	5,378
6.500% due 08/15/2032	3,614	4,817
7.750% due 08/01/2029	2,539	3,486
Massachusetts Institute of Technology 5.600% due 07/01/2111	1,668	2,853
McDonald's Corp. 3.625% due 09/01/2049	16,800	18,652
Medtronic, Inc. 4.625% due 03/15/2045	1,623	2,133
Merck & Co., Inc. 4.000% due 03/07/2049	13,000	15,932
Micron Technology, Inc. 5.327% due 02/06/2029	8,500	10,280
Microsoft Corp.
2.675% due 06/01/2060	32,710	32,488
2.921% due 03/17/2052	36,736	39,056
Mondelez International, Inc. 2.625% due 09/04/2050	2,700	2,520
Moody's Corp.
2.550% due 08/18/2060	3,500	3,113
3.250% due 05/20/2050	1,500	1,573
4.875% due 12/17/2048	9,000	11,852
5.250% due 07/15/2044	4,144	5,567
Motorola Solutions, Inc.
2.300% due 11/15/2030	4,600	4,524
5.500% due 09/01/2044	5,686	7,428
MPLX LP
3.500% due 12/01/2022	2,525	2,624
4.900% due 04/15/2058	19,120	22,934
5.200% due 03/01/2047	5,000	6,170
5.200% due 12/01/2047	2,100	2,571
5.500% due 02/15/2049	2,630	3,412
Mylan, Inc.
3.125% due 01/15/2023	700	726
4.200% due 11/29/2023	4,461	4,788
5.200% due 04/15/2048	22,800	28,201
5.400% due 11/29/2043	1,900	2,354
NBCUniversal Media LLC
4.450% due 01/15/2043	31,300	38,528
5.950% due 04/01/2041	52,000	75,047
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041	22,905	30,397
Newell Brands, Inc. 5.875% due 04/01/2036	2,309	2,856
Newmont Corp.
5.450% due 06/09/2044	31,100	42,624
6.250% due 10/01/2039	1,710	2,491
Nissan Motor Co. Ltd. 4.810% due 09/17/2030	3,600	4,068
Norfolk Southern Corp.
3.155% due 05/15/2055	19,059	19,222
3.942% due 11/01/2047	6,494	7,505
4.050% due 08/15/2052	7,010	8,312
4.100% due 05/15/2121	9,700	10,669
Northern Natural Gas Co.
3.400% due 10/16/2051	3,500	3,602
4.100% due 09/15/2042	14,000	15,581
4.300% due 01/15/2049	18,375	21,771
Northrop Grumman Corp.
3.850% due 04/15/2045	9,500	10,970
4.030% due 10/15/2047	3,484	4,164
Northwell Healthcare, Inc. 3.809% due 11/01/2049	14,900	16,526
NVIDIA Corp. 3.700% due 04/01/2060	3,500	4,144
NXP BV
3.150% due 05/01/2027	1,800	1,927
3.250% due 05/11/2041	6,300	6,487
3.875% due 09/01/2022	21,118	21,905
4.625% due 06/01/2023	28,016	30,121
5.350% due 03/01/2026	10,000	11,676
5.550% due 12/01/2028	2,200	2,707
Occidental Petroleum Corp.
2.900% due 08/15/2024	3,500	3,583

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

7.000% due 11/15/2027	1,000	1,135
7.150% due 05/15/2028	14,050	16,074
7.500% due 05/01/2031	8,974	11,319
7.875% due 09/15/2031	2,400	3,091
7.950% due 06/15/2039	28,980	37,218
Odebrecht Oil & Gas Finance Ltd. 0.000% due 08/02/2021 (d)(f)	4,491	62
ONEOK Partners LP
6.125% due 02/01/2041	27,327	35,276
6.200% due 09/15/2043	47,644	62,903
6.650% due 10/01/2036	4,765	6,440
6.850% due 10/15/2037	8,494	11,599
Oracle Corp.
3.600% due 04/01/2040	22,300	23,558
3.600% due 04/01/2050	36,400	37,438
3.650% due 03/25/2041 (h)	18,500	19,647
3.800% due 11/15/2037	8,405	9,235
3.850% due 07/15/2036	1,500	1,652
3.850% due 04/01/2060	59,142	62,955
3.950% due 03/25/2051 (h)	7,500	8,196
4.000% due 07/15/2046	15,350	16,674
4.000% due 11/15/2047	64,510	70,491
4.100% due 03/25/2061 (h)	33,075	36,751
4.125% due 05/15/2045	5,100	5,692
4.500% due 07/08/2044	1,400	1,641
Orlando Health Obligated Group 3.327% due 10/01/2050	8,500	9,064
Otis Worldwide Corp. 3.362% due 02/15/2050	6,400	6,751
Ovintiv, Inc.
5.150% due 11/15/2041	1,581	1,728
7.200% due 11/01/2031	11,096	14,618
7.375% due 11/01/2031	4,600	6,115
Owens Corning
4.300% due 07/15/2047	21,440	24,980
4.400% due 01/30/2048	24,550	29,152
7.000% due 12/01/2036	246	358
Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	14,885	16,271
6.000% due 04/07/2023	19,900	21,381
Packaging Corp. of America 4.050% due 12/15/2049	9,600	11,321
PeaceHealth Obligated Group 4.787% due 11/15/2048	2,200	2,966
Penske Truck Leasing Co. LP 4.250% due 01/17/2023	7,204	7,600
Perrigo Finance Unlimited Co. 3.150% due 06/15/2030	14,800	15,135
Pertamina Persero PT
6.000% due 05/03/2042	5,000	6,138
6.450% due 05/30/2044	5,700	7,440
Petroleos Mexicanos
6.350% due 02/12/2048	71,109	60,698
6.500% due 03/13/2027	1,600	1,691
6.750% due 09/21/2047	103,726	91,928
6.840% due 01/23/2030	5,990	6,180
6.950% due 01/28/2060	8,284	7,341
7.690% due 01/23/2050	14,142	13,629
Petronas Capital Ltd. 4.550% due 04/21/2050	400	495
Pfizer, Inc.
4.200% due 09/15/2048	600	755
4.300% due 06/15/2043	400	503
4.400% due 05/15/2044	3,900	5,044
5.600% due 09/15/2040	18,365	26,619
Philip Morris International, Inc.
3.875% due 08/21/2042	1,875	2,078
4.125% due 03/04/2043	2,575	2,965
4.250% due 11/10/2044	26,000	30,363
4.375% due 11/15/2041	11,100	13,135
4.875% due 11/15/2043	2,500	3,132
Pioneer Natural Resources Co. 7.200% due 01/15/2028	24,475	31,643
Prosus NV
3.680% due 01/21/2030	1,600	1,711
3.832% due 02/08/2051	12,300	11,491
4.027% due 08/03/2050	4,000	3,862
PulteGroup, Inc.
5.000% due 01/15/2027	2,000	2,344
5.500% due 03/01/2026	3,275	3,833
Qatar Petroleum 3.300% due 07/12/2051 (a)	24,800	24,800
QVC, Inc.
4.375% due 03/15/2023	5,558	5,868
4.850% due 04/01/2024	4,800	5,222
5.950% due 03/15/2043	28,765	29,265

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	4,806	5,521
6.332% due 09/30/2027	3,535	4,067
Raytheon Technologies Corp.
3.125% due 07/01/2050	1,715	1,765
4.050% due 05/04/2047	7,100	8,362
4.350% due 04/15/2047	2,900	3,582
4.450% due 11/16/2038	6,200	7,524
Regeneron Pharmaceuticals, Inc. 2.800% due 09/15/2050	5,200	4,745
Reynolds American, Inc.
5.850% due 08/15/2045	21,048	25,813
6.150% due 09/15/2043	10,920	13,697
Rockies Express Pipeline LLC 7.500% due 07/15/2038	25,640	28,476
Rogers Communications, Inc. 3.700% due 11/15/2049	2,200	2,348
Royalty Pharma PLC
3.300% due 09/02/2040	12,900	13,014
3.550% due 09/02/2050	17,900	17,849
S&P Global, Inc.
2.300% due 08/15/2060	5,900	5,073
3.250% due 12/01/2049	3,200	3,452
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	24,200	27,346
4.500% due 05/15/2030	26,265	30,342
5.000% due 03/15/2027	36,700	42,424
5.625% due 03/01/2025	300	343
5.750% due 05/15/2024	8,950	10,049
5.875% due 06/30/2026	7,556	8,949
6.250% due 03/15/2022	6,500	6,668
Sands China Ltd.
4.375% due 06/18/2030	18,400	19,961
5.125% due 08/08/2025	29,800	33,370
5.400% due 08/08/2028	35,900	41,723
Santos Finance Ltd. 3.649% due 04/29/2031	35,700	36,585
Saudi Arabian Oil Co.
3.250% due 11/24/2050	18,600	18,123
3.500% due 11/24/2070	21,100	20,545
Seagate HDD Cayman
4.125% due 01/15/2031	5,000	5,107
5.750% due 12/01/2034	300	346
Siemens Financieringsmaatschappij NV 2.875% due 03/11/2041	18,600	19,241
Skyworks Solutions, Inc. 3.000% due 06/01/2031	20,200	20,668
South Jersey Industries, Inc. 5.020% due 04/15/2031	28,000	29,683
Southern Co.
3.700% due 04/30/2030	100	110
3.750% due 09/15/2051 •	21,400	21,564
4.250% due 07/01/2036	9,300	10,805
4.400% due 07/01/2046	19,705	23,179
Southern Natural Gas Co. LLC 8.000% due 03/01/2032	8,346	11,929
Southwest Airlines Co.
4.750% due 05/04/2023	6,470	6,943
5.250% due 05/04/2025	7,465	8,522
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	2,400	2,510
4.600% due 06/15/2028	800	786
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	4,900	5,133
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	715	719
5.152% due 09/20/2029	22,100	25,467
Standard Industries, Inc.
4.750% due 01/15/2028	18,600	19,492
5.000% due 02/15/2027	2,380	2,468
Starbucks Corp.
3.500% due 11/15/2050	20,358	21,993
4.450% due 08/15/2049	2,000	2,486
Stryker Corp. 2.900% due 06/15/2050	18,500	18,576
Suncor Energy, Inc. 6.500% due 06/15/2038	100	142
Sutter Health
3.161% due 08/15/2040	1,950	2,055
3.361% due 08/15/2050	2,600	2,767
Suzano Austria GmbH
6.000% due 01/15/2029	13,600	16,219
7.000% due 03/16/2047	27,520	37,252
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	1,200	1,264

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Syngenta Finance NV
3.125% due 03/28/2022	1,500	1,524
4.441% due 04/24/2023	1,000	1,056
4.892% due 04/24/2025	7,450	8,263
5.676% due 04/24/2048	13,575	16,544
Sysco Corp. 6.600% due 04/01/2050	6,510	10,130
T-Mobile USA, Inc.
2.050% due 02/15/2028	12,600	12,826
2.550% due 02/15/2031	9,500	9,633
3.300% due 02/15/2051	34,900	34,886
3.600% due 11/15/2060	27,900	28,440
3.750% due 04/15/2027	14,400	15,946
3.875% due 04/15/2030	3,195	3,582
4.375% due 04/15/2040	18,700	21,980
4.500% due 04/15/2050	40,300	48,037
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050	4,800	4,862
3.375% due 07/09/2060	22,700	23,357
Teck Resources Ltd. 6.125% due 10/01/2035	10,000	12,897
Telefonica Emisiones S.A.
4.895% due 03/06/2048	20,230	24,290
5.213% due 03/08/2047	18,400	23,015
5.520% due 03/01/2049	13,300	17,353
7.045% due 06/20/2036	15,097	21,768
Tencent Holdings Ltd.
3.240% due 06/03/2050	14,300	14,038
3.290% due 06/03/2060	13,300	13,018
3.680% due 04/22/2041	25,200	27,066
3.840% due 04/22/2051	9,100	9,824
3.925% due 01/19/2038	2,000	2,182
3.940% due 04/22/2061	14,300	15,845
3.975% due 04/11/2029	26,500	29,591
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	4,500	4,673
7.625% due 04/01/2037	320	461
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022	8,137	8,203
Teva Pharmaceutical Finance Netherlands BV 2.200% due 07/21/2021	389	389
Texas Eastern Transmission LP 4.150% due 01/15/2048	400	448
Thomson Reuters Corp. 5.650% due 11/23/2043	23,336	31,387
Time Warner Cable LLC
4.500% due 09/15/2042	18,500	20,621
5.500% due 09/01/2041	14,800	18,370
5.875% due 11/15/2040	5,000	6,486
6.550% due 05/01/2037	7,306	9,976
6.750% due 06/15/2039	52,495	73,295
7.300% due 07/01/2038	2,080	3,042
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	1,128	1,275
8.375% due 07/15/2033	18,420	27,944
Topaz Solar Farms LLC 4.875% due 09/30/2039	5,580	6,080
TotalEnergies Capital International S.A.
3.386% due 06/29/2060	17,700	18,715
3.461% due 07/12/2049	6,800	7,407
TransCanada PipeLines Ltd.
4.625% due 03/01/2034	2,000	2,375
4.875% due 05/15/2048	27,100	34,342
6.200% due 10/15/2037	3,484	4,787
7.250% due 08/15/2038	1,075	1,620
7.625% due 01/15/2039	10,020	15,558
Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050	23,200	26,044
5.400% due 08/15/2041	4,330	5,634
Trustees of the University of Pennsylvania 4.674% due 09/01/2112	2,500	3,478
TTX Co. 4.600% due 02/01/2049	3,700	4,746
Tyson Foods, Inc.
4.550% due 06/02/2047	1,000	1,227
5.100% due 09/28/2048	6,200	8,176
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	6,599	6,659
4.625% due 12/03/2026	2,235	2,257
7.125% due 04/22/2025	1,651	1,745
Union Pacific Corp.
2.973% due 09/16/2062	14,600	14,082
3.200% due 05/20/2041	32,000	33,997
3.250% due 02/05/2050	6,600	6,975
3.550% due 08/15/2039	2,800	3,119
3.550% due 05/20/2061	39,600	42,716

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

3.750% due 02/05/2070	9,600	10,609
3.799% due 04/06/2071	12,500	13,918
3.839% due 03/20/2060	90	103
3.950% due 08/15/2059	3,700	4,332
4.100% due 09/15/2067	4,347	5,057
United Airlines Pass-Through Trust
3.100% due 01/07/2030	27,965	29,545
3.100% due 04/07/2030	3,450	3,492
3.450% due 06/01/2029	2,351	2,489
3.450% due 01/07/2030	867	884
3.500% due 09/01/2031	4,241	4,450
3.750% due 03/03/2028	5,316	5,631
4.000% due 10/11/2027	11,851	12,520
4.150% due 02/25/2033	9,184	10,081
4.300% due 02/15/2027	12,365	13,101
4.550% due 08/25/2031	14,432	15,539
5.875% due 04/15/2029	42,824	47,606
UnitedHealth Group, Inc.
3.050% due 05/15/2041	27,200	28,518
3.125% due 05/15/2060	10,600	10,965
3.250% due 05/15/2051	27,200	29,072
3.700% due 08/15/2049	7,300	8,377
3.750% due 10/15/2047	6,400	7,382
3.875% due 08/15/2059	6,400	7,608
4.200% due 01/15/2047	285	350
4.625% due 11/15/2041	14,000	17,886
4.750% due 07/15/2045	10,099	13,267
5.950% due 02/15/2041	4,700	6,830
6.875% due 02/15/2038	150	233
Utah Acquisition Sub, Inc. 5.250% due 06/15/2046	4,853	5,929
Vale Overseas Ltd.
3.750% due 07/08/2030	3,800	4,051
6.250% due 08/10/2026	28,600	34,442
6.875% due 11/21/2036	22,806	31,289
6.875% due 11/10/2039	13,333	18,670
Valero Energy Corp. 4.000% due 04/01/2029	10,000	11,176
VeriSign, Inc. 2.700% due 06/15/2031	10,800	10,986
Verisk Analytics, Inc. 3.625% due 05/15/2050	11,900	12,801
ViacomCBS, Inc.
4.850% due 07/01/2042	13,334	16,368
4.900% due 08/15/2044	4,027	4,895
VMware, Inc.
3.900% due 08/21/2027	18,200	20,241
4.500% due 05/15/2025	2,900	3,242
4.650% due 05/15/2027	7,000	8,042
4.700% due 05/15/2030	25,900	30,672
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025	1,900	2,051
Walt Disney Co.
2.750% due 09/01/2049	22,900	22,656
3.500% due 05/13/2040	10,100	11,280
3.600% due 01/13/2051	14,900	16,934
3.800% due 05/13/2060	76,500	90,416
4.750% due 09/15/2044	6,000	7,815
Waste Management, Inc. 2.950% due 06/01/2041	4,600	4,751
West Fraser Timber Co. Ltd. 4.350% due 10/15/2024	1,500	1,605
West Virginia United Health System Obligated Group 3.129% due 06/01/2050	4,400	4,448
Western & Southern Life Insurance Co.
3.750% due 04/28/2061	24,300	25,922
5.150% due 01/15/2049	16,000	20,518
Western Digital Corp. 4.750% due 02/15/2026	9,300	10,346
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	4,690	5,447
Whirlpool Corp. 5.150% due 03/01/2043	21,075	26,874
Williams Cos., Inc. 8.750% due 03/15/2032	2,610	4,015
Woodside Finance Ltd. 4.500% due 03/04/2029	6,700	7,512
Wynn Las Vegas LLC
4.250% due 05/30/2023 (i)	10,547	10,956
5.500% due 03/01/2025	24,650	26,604
Yale University 2.402% due 04/15/2050	6,900	6,728
Yara International ASA
3.148% due 06/04/2030	6,300	6,749
4.750% due 06/01/2028	5,900	6,959

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		1,681	1,858
4.450% due 08/15/2045		2,600	3,080
Zoetis, Inc.
3.950% due 09/12/2047		9,000	10,705
4.450% due 08/20/2048		7,500	9,584
4.700% due 02/01/2043		9,069	11,695

			12,614,584

UTILITIES 14.3%
AEP Texas, Inc.
3.450% due 05/15/2051		10,000	10,371
4.150% due 05/01/2049		8,900	10,476
AES Corp. 3.950% due 07/15/2030		7,000	7,676
Alabama Power Co.
3.450% due 10/01/2049		3,500	3,811
3.850% due 12/01/2042		2,950	3,389
4.300% due 07/15/2048		8,700	10,827
5.200% due 06/01/2041		200	262
Ameren Illinois Co.
2.900% due 06/15/2051		34,000	34,447
3.250% due 03/15/2050		2,600	2,821
3.700% due 12/01/2047		3,700	4,238
American Transmission Systems, Inc. 5.000% due 09/01/2044		13,395	17,220
American Water Capital Corp.
3.750% due 09/01/2047		5,000	5,653
4.300% due 12/01/2042		8,700	10,772
6.593% due 10/15/2037		150	222
Appalachian Power Co.
4.400% due 05/15/2044		6,350	7,533
5.800% due 10/01/2035		2,176	2,837
6.375% due 04/01/2036		5,146	7,027
6.700% due 08/15/2037		3,600	5,108
7.000% due 04/01/2038		2,978	4,457
Arizona Public Service Co.
3.350% due 05/15/2050		13,650	14,646
3.500% due 12/01/2049		7,100	7,789
4.500% due 04/01/2042		3,500	4,304
AT&T, Inc.
3.150% due 09/04/2036	EUR	4,500	6,499
3.300% due 02/01/2052		$28,600	27,895
3.500% due 09/15/2053		113,397	114,099
3.500% due 02/01/2061		38,650	38,229
3.550% due 09/15/2055		139,782	140,454
3.650% due 06/01/2051		15,500	16,133
3.650% due 09/15/2059		270,941	275,173
3.800% due 12/01/2057		201,180	209,987
3.850% due 06/01/2060		10,020	10,584
8.750% due 11/15/2031		265	403
Atmos Energy Corp. 4.300% due 10/01/2048		16,900	20,706
Berkshire Hathaway Energy Co.
2.850% due 05/15/2051		11,600	11,252
4.450% due 01/15/2049		27,790	34,725
4.500% due 02/01/2045		580	716
BG Energy Capital PLC 5.125% due 10/15/2041		31,445	41,862
Black Hills Corp. 4.200% due 09/15/2046		4,284	4,833
Boston Gas Co. 4.487% due 02/15/2042		7,784	9,169
British Telecommunications PLC 9.625% due 12/15/2030		12,575	19,496
Brooklyn Union Gas Co. 4.487% due 03/04/2049		7,500	8,852
CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050		4,400	4,478
3.350% due 04/01/2051		15,400	16,938
4.250% due 02/01/2049		4,200	5,275
Cleco Corporate Holdings LLC 4.973% due 05/01/2046		400	481
Cleco Power LLC 6.000% due 12/01/2040		18,175	24,664
Cleveland Electric Illuminating Co. 5.950% due 12/15/2036		7,000	8,918
CMS Energy Corp. 4.700% due 03/31/2043		3,837	4,697
Commonwealth Edison Co.
3.000% due 03/01/2050		3,200	3,319
3.125% due 03/15/2051		17,300	18,116
Connecticut Light & Power Co.
2.050% due 07/01/2031		5,625	5,676
4.000% due 04/01/2048		1,300	1,580

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

4.300% due 04/15/2044	13,009	16,232
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	24,480	22,687
3.600% due 06/15/2061	11,230	11,643
3.950% due 04/01/2050	3,400	3,869
4.125% due 05/15/2049	18,110	21,157
4.200% due 03/15/2042	5,000	5,831
4.500% due 05/15/2058	33,831	41,056
4.625% due 12/01/2054	2,285	2,884
5.500% due 12/01/2039	4,900	6,477
5.700% due 06/15/2040	4,900	6,615
Consumers Energy Co.
4.050% due 05/15/2048	8,100	9,865
4.100% due 11/15/2045	2,150	2,541
4.350% due 04/15/2049	14,000	17,916
Dayton Power & Light Co. 3.950% due 06/15/2049	12,500	13,931
Deutsche Telekom AG 3.625% due 01/21/2050	12,900	13,657
DTE Electric Co.
2.950% due 03/01/2050	4,100	4,208
3.250% due 04/01/2051	8,400	9,126
3.950% due 06/15/2042	500	573
4.300% due 07/01/2044	9,150	11,236
Duke Energy Carolinas LLC
3.200% due 08/15/2049	17,700	18,596
3.450% due 04/15/2051	5,600	6,225
3.700% due 12/01/2047	15,355	17,340
3.750% due 06/01/2045	4,358	4,934
3.875% due 03/15/2046	2,034	2,357
3.950% due 03/15/2048	9,915	11,682
4.000% due 09/30/2042	3,500	4,137
4.250% due 12/15/2041	16,400	19,960
Duke Energy Corp.
3.300% due 06/15/2041	7,450	7,659
3.500% due 06/15/2051	7,450	7,741
3.750% due 09/01/2046	17,850	19,123
3.950% due 08/15/2047	4,670	5,152
4.200% due 06/15/2049	5,000	5,693
Duke Energy Florida LLC
4.200% due 07/15/2048	7,600	9,379
5.650% due 04/01/2040	6,000	8,434
Duke Energy Indiana LLC 4.900% due 07/15/2043	105	135
Duke Energy Progress LLC
2.500% due 08/15/2050	25,000	23,149
3.600% due 09/15/2047	44,900	50,089
4.100% due 03/15/2043	6,026	7,167
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	3,700	3,642
E.ON International Finance BV 6.650% due 04/30/2038	3,020	4,403
Electricite de France S.A.
4.875% due 01/22/2044	9,140	11,541
4.950% due 10/13/2045	14,855	19,084
5.000% due 09/21/2048	6,300	8,280
6.000% due 01/22/2114	17,338	24,638
Emera U.S. Finance LP 4.750% due 06/15/2046	11,300	13,444
Enable Midstream Partners LP
4.400% due 03/15/2027	800	883
5.000% due 05/15/2044	36,567	39,909
Enel Finance International NV
3.625% due 05/25/2027	7,900	8,688
4.625% due 09/14/2025	4,500	5,106
4.750% due 05/25/2047	47,580	58,687
Entergy Arkansas LLC 3.350% due 06/15/2052	3,100	3,317
Entergy Corp. 3.750% due 06/15/2050	17,000	18,690
Entergy Mississippi LLC 3.500% due 06/01/2051	1,500	1,647
Entergy Texas, Inc. 4.500% due 03/30/2039	4,000	4,760
Evergy Kansas Central, Inc. 3.450% due 04/15/2050	8,300	9,133
Evergy Metro, Inc.
4.125% due 04/01/2049	15,431	18,624
4.200% due 06/15/2047	1,200	1,442
Eversource Energy 3.350% due 03/15/2026	2,838	3,074
Exelon Corp.
4.700% due 04/15/2050	500	633
5.625% due 06/15/2035	7,000	9,232
Exelon Generation Co. LLC
5.600% due 06/15/2042	21,564	25,343

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

6.250% due 10/01/2039		13,115	16,212
FirstEnergy Corp.
2.250% due 09/01/2030		6,392	6,136
3.400% due 03/01/2050		15,400	15,135
5.350% due 07/15/2047		700	841
FirstEnergy Transmission LLC
2.866% due 09/15/2028		2,600	2,697
4.350% due 01/15/2025		10,846	11,905
4.550% due 04/01/2049		2,969	3,494
5.450% due 07/15/2044		10,100	12,620
Florida Power & Light Co.
3.700% due 12/01/2047		18,800	22,197
4.050% due 10/01/2044		4,200	5,129
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		19,050	19,796
6.000% due 11/27/2023		22,325	24,637
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	24,900	29,496
2.950% due 01/27/2029		$21,000	20,629
3.250% due 02/25/2030		25,000	24,948
Georgia Power Co. 3.250% due 03/15/2051		22,700	22,958
Idaho Power Co. 4.850% due 08/15/2040		9,000	10,716
Indiana Michigan Power Co.
3.250% due 05/01/2051		14,800	15,542
4.250% due 08/15/2048		5,000	6,078
4.550% due 03/15/2046		500	627
Interstate Power & Light Co. 6.250% due 07/15/2039		5,000	7,101
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		14,524	16,354
Jersey Central Power & Light Co.
2.750% due 03/01/2032		11,500	11,700
6.150% due 06/01/2037		8,562	11,094
Kentucky Utilities Co.
3.300% due 06/01/2050		6,400	6,781
4.375% due 10/01/2045		7,100	8,624
5.125% due 11/01/2040		14,500	19,050
Louisville Gas & Electric Co. 4.250% due 04/01/2049		7,900	9,755
Metropolitan Edison Co. 3.500% due 03/15/2023		1,900	1,968
MidAmerican Energy Co.
3.650% due 08/01/2048		6,000	6,856
3.950% due 08/01/2047		8,262	9,795
4.250% due 07/15/2049		1,800	2,271
4.400% due 10/15/2044		500	620
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029		12,200	12,978
Mississippi Power Co.
3.100% due 07/30/2051		14,800	14,949
4.250% due 03/15/2042		7,400	8,761
Monongahela Power Co. 5.400% due 12/15/2043		9,061	11,912
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048		7,000	8,857
New York State Electric & Gas Corp. 3.300% due 09/15/2049		6,800	7,068
NextEra Energy Capital Holdings, Inc. 5.650% due 05/01/2079 •		5,100	5,939
NGPL PipeCo LLC 7.768% due 12/15/2037		1,100	1,576
Niagara Mohawk Power Corp. 4.119% due 11/28/2042		3,850	4,372
NiSource, Inc.
3.950% due 03/30/2048		7,200	8,253
4.375% due 05/15/2047		14,845	17,823
5.650% due 02/01/2045		8,640	11,947
5.800% due 02/01/2042		6,723	9,160
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022		22,300	23,388
NSTAR Electric Co. 4.400% due 03/01/2044		1,500	1,875
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		157	157
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		7,658	3,934
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		627	623
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		6,854	1,654
Oglethorpe Power Corp.
3.750% due 08/01/2050		12,100	12,828
5.050% due 10/01/2048		30,000	37,849
5.250% due 09/01/2050		25,000	31,656

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Ohio Edison Co.
6.875% due 07/15/2036		3,500	4,974
8.250% due 10/15/2038		1,000	1,595
Oklahoma Gas and Electric Co. 5.850% due 06/01/2040		4,000	5,454
Oncor Electric Delivery Co. LLC
3.100% due 09/15/2049		7,500	7,919
4.100% due 11/15/2048		421	514
5.250% due 09/30/2040		15,100	20,586
5.300% due 06/01/2042		600	829
7.250% due 01/15/2033		1,900	2,822
7.500% due 09/01/2038		2,590	4,220
ONEOK, Inc.
4.000% due 07/13/2027		2,730	3,022
4.950% due 07/13/2047		4,900	5,765
5.200% due 07/15/2048		69,923	85,824
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~		17,400	17,437
2.100% due 08/01/2027		3,700	3,597
2.500% due 02/01/2031		22,900	21,496
2.950% due 03/01/2026		300	307
3.150% due 01/01/2026		25,332	26,146
3.300% due 03/15/2027		4,910	5,088
3.300% due 12/01/2027		8,000	8,232
3.300% due 08/01/2040		11,300	10,229
3.400% due 08/15/2024		1,000	1,050
3.450% due 07/01/2025		5,564	5,835
3.500% due 08/01/2050		66,788	59,614
3.750% due 02/15/2024		1,800	1,889
3.750% due 07/01/2028		4,564	4,787
3.750% due 08/15/2042		14,261	13,037
3.950% due 12/01/2047		11,500	10,716
4.000% due 12/01/2046		22,370	20,971
4.250% due 03/15/2046		26,543	25,361
4.300% due 03/15/2045		3,400	3,276
4.500% due 07/01/2040		29,835	29,899
4.500% due 12/15/2041		22,000	21,481
4.550% due 07/01/2030		10,826	11,589
4.600% due 06/15/2043		10,454	10,407
4.650% due 08/01/2028		17,000	18,732
4.750% due 02/15/2044		6,225	6,314
4.950% due 07/01/2050		18,077	18,623
PacifiCorp
3.300% due 03/15/2051		16,000	17,013
4.125% due 01/15/2049		6,400	7,667
PECO Energy Co.
2.800% due 06/15/2050		6,500	6,501
4.150% due 10/01/2044		8,900	10,835
4.800% due 10/15/2043		1,185	1,526
Pennsylvania Electric Co. 6.150% due 10/01/2038		2,409	3,162
Petrobras Global Finance BV 5.375% due 10/01/2029	GBP	13,100	19,968
Piedmont Natural Gas Co., Inc. 3.350% due 06/01/2050		$9,095	9,400
Plains All American Pipeline LP
3.650% due 06/01/2022		6,271	6,402
4.500% due 12/15/2026		550	618
5.150% due 06/01/2042		300	337
6.700% due 05/15/2036		2,533	3,112
PPL Electric Utilities Corp.
3.000% due 10/01/2049		18,200	18,815
5.200% due 07/15/2041		5,500	7,300
Progress Energy, Inc.
6.000% due 12/01/2039		700	966
7.750% due 03/01/2031		13,091	18,698
PT Perusahaan Listrik Negara
4.000% due 06/30/2050		14,100	14,030
4.875% due 07/17/2049		11,200	12,238
Public Service Co. of Colorado
3.200% due 03/01/2050		10,500	11,393
3.950% due 03/15/2043		1,500	1,743
4.100% due 06/15/2048		4,000	4,891
Public Service Co. of New Hampshire 3.600% due 07/01/2049		4,700	5,334
Public Service Co. of Oklahoma 6.625% due 11/15/2037		1,135	1,625
Puget Energy, Inc. 4.100% due 06/15/2030		6,500	7,287
Puget Sound Energy, Inc.
4.223% due 06/15/2048		3,800	4,680
5.764% due 07/15/2040		8,200	11,395
Rio Oil Finance Trust 9.750% due 01/06/2027		15,752	18,647
San Diego Gas & Electric Co.
3.320% due 04/15/2050		10,305	10,936

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

3.750% due 06/01/2047	1,550	1,776
3.950% due 11/15/2041	1,968	2,220
4.100% due 06/15/2049	14,172	17,132
4.150% due 05/15/2048	12,140	14,736
4.500% due 08/15/2040	2,600	3,229
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043	54,700	66,016
5.500% due 04/08/2044	37,700	47,959
Sempra Energy
3.250% due 06/15/2027	3,300	3,583
3.400% due 02/01/2028	1,000	1,100
4.000% due 02/01/2048	8,424	9,486
6.000% due 10/15/2039	15,145	21,036
Shell International Finance BV
3.625% due 08/21/2042	3,900	4,415
4.000% due 05/10/2046	250	293
4.550% due 08/12/2043	11,450	14,292
Southern California Edison Co.
2.950% due 02/01/2051	10,300	9,360
3.650% due 02/01/2050	2,800	2,805
3.650% due 06/01/2051	27,400	27,548
3.700% due 08/01/2025	5,000	5,450
3.900% due 12/01/2041	42,994	44,535
3.900% due 03/15/2043	6,655	6,974
4.000% due 04/01/2047	105,850	111,544
4.050% due 03/15/2042	3,834	4,135
4.125% due 03/01/2048	25,268	27,009
4.500% due 09/01/2040	445	512
4.650% due 10/01/2043	39,850	45,897
4.875% due 03/01/2049	8,096	9,610
5.750% due 04/01/2035	2,073	2,722
6.000% due 01/15/2034	5,900	7,659
6.050% due 03/15/2039	17,000	22,892
6.650% due 04/01/2029	6,995	8,739
Southern California Gas Co.
3.750% due 09/15/2042	4,900	5,556
3.950% due 02/15/2050	8,127	9,644
4.300% due 01/15/2049	4,942	6,193
5.125% due 11/15/2040	1,300	1,703
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047	11,010	12,994
5.875% due 03/15/2041	7,500	10,364
Southwestern Electric Power Co.
2.750% due 10/01/2026	900	956
3.850% due 02/01/2048	20,000	22,123
6.200% due 03/15/2040	14,340	20,073
Southwestern Public Service Co.
3.150% due 05/01/2050	18,050	18,912
6.000% due 10/01/2036	2,000	2,629
Tampa Electric Co. 4.450% due 06/15/2049	18,500	23,517
Telefonica Europe BV 8.250% due 09/15/2030	8,650	12,690
Toledo Edison Co.
2.650% due 05/01/2028	20,000	20,583
6.150% due 05/15/2037	1,900	2,608
Verizon Communications, Inc.
2.987% due 10/30/2056	25,810	24,304
3.000% due 11/20/2060	5,100	4,774
3.400% due 03/22/2041	22,600	23,936
3.550% due 03/22/2051	11,000	11,768
3.700% due 03/22/2061	16,400	17,593
3.850% due 11/01/2042	14,860	16,903
4.522% due 09/15/2048	37,092	45,971
4.672% due 03/15/2055	95,125	122,656
4.812% due 03/15/2039	1,902	2,413
4.862% due 08/21/2046	11,470	14,865
5.012% due 04/15/2049	2,386	3,157
5.012% due 08/21/2054	29,600	40,599
Virginia Electric & Power Co.
2.450% due 12/15/2050	1,000	923
3.800% due 09/15/2047	7,900	9,123
4.600% due 12/01/2048	855	1,106
6.000% due 05/15/2037	400	557
Vodafone Group PLC
4.375% due 02/19/2043	3,300	3,860
4.875% due 06/19/2049	33,355	42,148
5.125% due 06/19/2059	28,800	37,728
5.250% due 05/30/2048	24,100	31,814
6.150% due 02/27/2037	668	926
6.250% due 11/30/2032	2,650	3,560
7.000% due 04/04/2079 •	5,700	6,911
Washington Gas Light Co. 3.650% due 09/15/2049	1,400	1,576
Wisconsin Electric Power Co.
4.300% due 10/15/2048	15,000	18,820

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

5.700% due 12/01/2036	220	300
Wisconsin Public Service Corp. 3.300% due 09/01/2049	3,100	3,334
Xcel Energy, Inc. 6.500% due 07/01/2036	6,900	10,071

		4,580,133

Total Corporate Bonds & Notes (Cost $22,169,464)		24,981,458

MUNICIPAL BONDS & NOTES 2.9%
CALIFORNIA 1.2%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	7,000	11,360
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009 6.263% due 04/01/2049	4,800	7,799
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	595	728
6.907% due 10/01/2050	28,895	50,515
7.043% due 04/01/2050	15,775	27,422
Burbank, California Water Revenue Bonds, (BABs), Series 2010 5.797% due 06/01/2040	2,220	3,185
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	4,500	6,748
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010 6.875% due 11/01/2026	2,550	3,332
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,345	24,585
7.500% due 04/01/2034	4,840	7,634
7.550% due 04/01/2039	12,135	20,715
California State General Obligation Bonds, (BABs), Series 2010 7.625% due 03/01/2040	7,575	12,775
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	9,010	13,163
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	2,000	2,968
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040	10,000	15,071
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010 6.750% due 08/01/2049	17,985	30,581
Los Angeles Community College District, California General Obligation Bonds, Series 2020 2.106% due 08/01/2032	6,500	6,600
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	21,369
7.618% due 08/01/2040	5,200	8,470
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010 6.603% due 07/01/2050	400	683
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010 5.516% due 07/01/2027	1,800	2,228
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010 5.713% due 06/01/2039	100	141
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	2,000	3,032
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040	900	1,357
Northern California Power Agency Revenue Bonds, (BABs), Series 2010 7.311% due 06/01/2040	500	746
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010 6.400% due 02/01/2044	10,000	14,881
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043	10,400	16,677
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009 6.583% due 05/15/2049	4,305	6,739
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010 6.548% due 05/15/2048	25,100	39,233
Riverside County, California Revenue Bonds, Series 2020 3.818% due 02/15/2038	2,500	2,803
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	400	637
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010 6.138% due 05/01/2049	1,800	2,723
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	5,971
4.858% due 05/15/2112	14,500	20,471
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	795	1,094

		394,436

FLORIDA 0.0%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.705% due 07/01/2027	3,100	3,152

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

2.154% due 07/01/2030	11,700	11,938

		15,090

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,326	3,529
6.655% due 04/01/2057	42,821	66,035

		69,564

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	900	1,247
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	16,400	23,339
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	5,855	7,176
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	1,690	1,967
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,800	3,684

		37,413

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	1,750	2,633

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011 6.202% due 07/01/2031	3,500	4,074

MICHIGAN 0.1%
University of Michigan Revenue Bonds, Series 2020
2.437% due 04/01/2040	15,000	15,081
2.562% due 04/01/2050	7,000	6,938

		22,019

NEW JERSEY 0.1%
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010 7.102% due 01/01/2041	15,005	24,036

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	6,100	7,461

NEW YORK 0.6%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.814% due 11/15/2040	18,085	26,592
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	9,336
5.508% due 08/01/2037	800	1,071
5.572% due 11/01/2038	9,000	11,913
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009 5.427% due 03/15/2039	1,200	1,556
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	610
5.389% due 03/15/2040	200	267
New York State Dormitory Authority Revenue Bonds, Series 2010 5.051% due 09/15/2027	2,735	3,258
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	9,410	11,747
Port Authority of New York & New Jersey Revenue Bonds, Series 2010 5.647% due 11/01/2040	500	705
Port Authority of New York & New Jersey Revenue Bonds, Series 2011 4.926% due 10/01/2051	200	278
Port Authority of New York & New Jersey Revenue Bonds, Series 2012 4.458% due 10/01/2062	84,130	110,598
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.310% due 08/01/2046	2,800	3,141

		181,072

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009 6.449% due 02/15/2044	1,000	1,491
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 8.084% due 02/15/2050	40,725	76,657
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,475

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

7.734% due 02/15/2033	7,325	11,007
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	95

		90,725

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	16,446

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	14,000	19,608
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010 5.178% due 04/01/2030	16,000	19,759
University of Texas System Revenue Bonds, Series 2020 2.439% due 08/15/2049	8,700	8,378

		47,745

VIRGINIA 0.0%
University of Virginia Revenue Bonds, (BABs), Series 2009 6.200% due 09/01/2039	1,245	1,981

Total Municipal Bonds & Notes (Cost $668,011)		914,695

U.S. GOVERNMENT AGENCIES 1.3%
Freddie Mac
3.849% due 08/15/2032 ~	4	4
4.322% due 10/25/2052 ~	19,047	22,009
Ginnie Mae
4.500% due 09/15/2033	7	7
8.500% due 09/15/2030	4	4
Ginnie Mae, TBA 2.500% due 07/01/2051 - 08/01/2051	33,400	34,554
Uniform Mortgage-Backed Security
3.500% due 12/01/2042 - 04/01/2049	10,991	11,858
4.000% due 10/01/2040 - 08/01/2049	1,248	1,339
6.000% due 01/01/2023 - 06/01/2038	5	5
7.000% due 11/01/2026	4	4
Uniform Mortgage-Backed Security, TBA
3.500% due 07/01/2051 - 08/01/2051	316,164	332,911
4.000% due 08/01/2051	7,750	8,260

Total U.S. Government Agencies (Cost $409,562)		410,955

U.S. TREASURY OBLIGATIONS 22.4%
U.S. Treasury Bonds
1.250% due 05/15/2050 (k)(m)	28,184	23,022
1.625% due 11/15/2050 (i)	439,276	394,662
1.875% due 02/15/2041 (i)	2,235,286	2,188,834
1.875% due 02/15/2051 (i)	19,300	18,425
2.250% due 05/15/2041	245,700	255,720
2.250% due 08/15/2049 (k)	150,172	155,616
2.375% due 11/15/2049 (i)(k)(m)	352,670	375,649
2.500% due 02/15/2045 (k)	188,518	204,027
2.500% due 02/15/2046 (k)	213,985	231,873
2.500% due 05/15/2046 (i)(k)(m)	342,000	370,616
2.750% due 11/15/2042 (k)(m)	43,000	48,437
2.750% due 08/15/2047 (k)	216,500	246,336
2.750% due 11/15/2047 (k)(m)	100,512	114,450
2.875% due 05/15/2043 (k)(m)	23,850	27,437
2.875% due 08/15/2045 (k)(m)	105,207	121,654
2.875% due 05/15/2049 (i)(k)(m)	829,392	971,458
3.000% due 05/15/2045 (k)	231,583	273,177
3.000% due 08/15/2048 (i)(k)(m)	312,064	372,697
3.000% due 02/15/2049 (k)	121,228	145,175
3.125% due 02/15/2043 (k)	196,900	235,326
3.125% due 05/15/2048 (i)(k)	242,485	295,803
3.625% due 02/15/2044 (k)(m)	61,900	80,028
U.S. Treasury Inflation Protected Securities
3.875% due 04/15/2029 (e)(k)	974	1,371
U.S. Treasury STRIPS
0.000% due 11/15/2050 (d)	3,500	1,880

Total U.S. Treasury Obligations (Cost $6,494,783)		7,153,673

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	20,220	25,398
BCAP LLC Trust
0.592% due 05/26/2035 •	18	18
0.967% due 11/26/2046 •	39	39

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust 0.752% due 02/25/2035 •		12	12
HomeBanc Mortgage Trust 0.752% due 07/25/2035 •		5,364	5,394
Merrill Lynch Mortgage Investors Trust
0.859% due 01/25/2029 •		48	48
1.024% due 03/25/2028 •		11	11
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039		9,900	10,521
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~		17,188	17,799
Structured Adjustable Rate Mortgage Loan Trust 2.485% due 09/25/2034 ~		305	312
Towd Point Mortgage Funding PLC 1.111% due 10/20/2051 •	GBP	8,272	11,504

Total Non-Agency Mortgage-Backed Securities (Cost $67,232)			71,056

ASSET-BACKED SECURITIES 0.5%
AASET U.S. Ltd. 3.844% due 01/16/2038		$7,968	7,658
AIM Aviation Finance Ltd. 4.213% due 02/15/2040 þ		11,107	9,523
Finance America Mortgage Loan Trust 0.962% due 11/25/2034 •		7,562	7,569
JP Morgan Mortgage Acquisition Corp. 0.812% due 12/25/2035 •		4,748	4,744
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		6,150	5,941
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		17,190	17,101
MAPS Ltd. 4.212% due 05/15/2043		7,868	7,894
METAL LLC 4.581% due 10/15/2042		13,073	11,711
Morgan Stanley ABS Capital, Inc. Trust 0.947% due 03/25/2034 •		6,491	6,451
RBSSP Resecuritization Trust 0.252% due 11/26/2036 •		717	711
RR Ltd. 1.534% due 01/15/2033 •		15,500	15,550
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		10,620	10,418
SBA Tower Trust 3.869% due 10/15/2049 þ		11,400	11,993
Sprite Ltd. 4.250% due 12/15/2037		9,313	9,271
START Ireland 4.089% due 03/15/2044		4,837	4,895
Structured Asset Securities Corp. Mortgage Loan Trust 1.092% due 08/25/2037 •		207	209
Towd Point Mortgage Trust 1.092% due 05/25/2058 •		2,828	2,853
Venture CLO Ltd. 1.223% due 04/20/2032 •		8,000	8,001
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		25,000	25,514

Total Asset-Backed Securities (Cost $169,898)			168,007

SOVEREIGN ISSUES 2.7%
Australia Government International Bond 1.000% due 11/21/2031	AUD	64,750	46,100
Brazil Government International Bond 5.000% due 01/27/2045		$46,630	47,319
Colombia Government International Bond 6.125% due 01/18/2041		200	237
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		37,100	33,726
3.125% due 04/16/2030		13,700	14,918
3.875% due 04/16/2050		12,600	14,550
Indonesia Government International Bond 4.200% due 10/15/2050		15,200	17,347
Israel Government International Bond
3.800% due 05/13/2060		2,100	2,397
3.875% due 07/03/2050		18,000	20,874
4.125% due 01/17/2048		13,300	16,036
4.500% due 04/03/2120		4,600	5,831
Mexico Government International Bond
3.771% due 05/24/2061		59,442	55,437
4.280% due 08/14/2041		1,500	1,578
5.750% due 10/12/2110		1,550	1,858
Peru Government International Bond
5.350% due 08/12/2040	PEN	29,300	6,757
5.400% due 08/12/2034		28,600	7,043
5.940% due 02/12/2029		183,200	52,133

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

6.150% due 08/12/2032		116,800	31,851
6.350% due 08/12/2028		222,300	64,679
6.900% due 08/12/2037		21,533	5,941
6.950% due 08/12/2031		115,700	33,769
8.200% due 08/12/2026		224,000	72,374
Perusahaan Penerbit SBSN Indonesia 3.800% due 06/23/2050		$6,200	6,511
Qatar Government International Bond
3.875% due 04/23/2023		700	744
4.000% due 03/14/2029		14,500	16,717
4.400% due 04/16/2050		6,800	8,292
4.817% due 03/14/2049		4,000	5,160
5.103% due 04/23/2048		28,900	38,439
Russia Government International Bond
7.650% due 04/10/2030	RUB	1,638,100	23,328
8.500% due 09/17/2031		2,579,500	38,930
Saudi Government International Bond
3.250% due 10/26/2026		$8,900	9,714
3.450% due 02/02/2061		13,100	13,109
4.000% due 04/17/2025		500	553
4.500% due 10/26/2046		47,700	56,073
4.625% due 10/04/2047		14,800	17,714
5.000% due 04/17/2049		15,000	18,988
South Africa Government International Bond
4.850% due 09/30/2029		7,300	7,762
5.750% due 09/30/2049		38,900	39,886
Uruguay Government International Bond 4.975% due 04/20/2055		5,100	6,593

Total Sovereign Issues (Cost $870,907)			861,268

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%		20,200	30,829

Total Convertible Preferred Securities (Cost $24,500)			30,829

PREFERRED SECURITIES 4.7%
BANKING & FINANCE 3.7%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(f)		130,000	14,268
American Express Co. 3.404% due 09/15/2021 ~(f)		17,900,000	17,967
Bank of America Corp.
4.300% due 01/28/2025 •(f)		3,200,000	3,313
5.125% due 06/20/2024 •(f)		19,798,000	21,097
5.875% due 03/15/2028 •(f)		142,654,000	163,454
Bank of New York Mellon Corp.
3.555% due 09/20/2021 ~(f)		5,700,000	5,742
4.700% due 09/20/2025 •(f)		10,300,000	11,266
Capital One Financial Corp. 3.950% due 09/01/2026 •(f)		15,800,000	16,175
Charles Schwab Corp.
4.000% due 06/01/2026 •(f)		30,300,000	31,663
4.000% due 12/01/2030 •(f)		58,300,000	59,714
4.625% due 03/01/2022 •(f)		3,000,000	3,049
5.000% due 12/01/2027 •(f)		16,400,000	17,364
5.375% due 06/01/2025 •(f)		17,369,000	19,241
Citigroup, Inc.
3.875% due 02/18/2026 •(f)		50,200,000	51,392
4.000% due 12/10/2025 •(f)		7,000,000	7,254
5.950% due 05/15/2025 •(f)		6,700,000	7,350
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(f)		8,500,000	8,654
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(f)		8,956,000	17,526
HSBC Capital Funding LP 10.176% due 06/30/2030 •(f)		2,200,000	3,647
JPMorgan Chase & Co.
3.465% due 10/01/2021 ~(f)		19,175,000	19,247
3.650% due 06/01/2026 •(f)		59,600,000	59,758
3.656% (US0003M + 3.470%) due 07/30/2021 ~(f)		29,187,000	29,296
4.000% due 04/01/2025 •(f)(i)		25,000,000	25,346
4.600% due 02/01/2025 •(f)		44,100,000	45,756
4.625% due 06/01/2026 (f)		868,000	23,115
5.000% due 08/01/2024 •(f)		35,100,000	37,121
6.000% due 08/01/2023 •(f)		8,410,000	8,946
6.100% due 10/01/2024 •(f)		88,700,000	97,071

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

6.125% due 04/30/2024 •(f)	29,650,000	32,141
6.750% due 02/01/2024 •(f)	26,742,000	29,670
MetLife Capital Trust 7.875% due 12/15/2067	23,640,000	32,978
Nationwide Building Society 10.250% ~	9,750	2,536
Reinsurance Group of America, Inc. 6.200% (US0003M + 4.370%) due 09/15/2042 ~	258,700	7,044
State Street Corp.
5.625% due 12/15/2023 •(f)(i)	4,500,000	4,781
5.900% (US0003M + 3.108%) due 03/15/2024 ~(f)	52,750	1,511
Stichting AK Rabobank Certificaten 2.188% due 12/29/2049 þ(f)	14,601,825	23,352
SVB Financial Group 4.100% due 02/15/2031 •(f)	12,800,000	12,992
Truist Financial Corp. 5.100% due 03/01/2030 •(f)	16,534,000	18,621
U.S. Bancorp
4.000% due 04/15/2026 (f)	45,900	1,193
5.300% due 04/15/2027 •(f)	23,300,000	26,329
Wells Fargo & Co.
3.900% due 03/15/2026 •(f)	59,374,000	61,507
5.900% due 06/15/2024 •(f)	80,479,000	86,766

		1,167,213

INDUSTRIALS 0.1%
General Electric Co. 3.449% due 09/15/2021 ~(f)	44,282,000	43,452

UTILITIES 0.9%
AT&T Mobility LLC 7.000% due 10/20/2022 «(f)(h)	9,048,456	239,460
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(f)	13,900,000	14,777
Sempra Energy 4.875% due 10/15/2025 •(f)	28,200,000	30,668

		284,905

Total Preferred Securities (Cost $1,406,229)		1,495,570

Total Investments in Securities (Cost $32,543,434)		36,351,422

INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	153,849	1,517

Total Short-Term Instruments (Cost $1,516)		1,517

Total Investments in Affiliates (Cost $1,516)		1,517

Total Investments 113.7% (Cost $32,544,950)		$36,352,939
Financial Derivative Instruments (j)(l) 0.1%(Cost or Premiums, net $282,682)		20,978
Other Assets and Liabilities, net (13.8)%		(4,392,127)

Net Assets 100.0%		$31,981,790

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$241,962	$239,460	0.75%
AWAS Aviation Capital Ltd.	4.870	10/03/2021	10/02/2014	32,586	32,902	0.10
Citigroup, Inc.	2.561	05/01/2032	04/27/2021	12,500	12,733	0.04
Citigroup, Inc.	2.572	06/03/2031	05/26/2020	4,000	4,116	0.01
Deutsche Bank AG	3.035	05/28/2032	05/25/2021 - 06/16/2021	23,761	24,161	0.07
Morgan Stanley	7.500	04/02/2032	02/11/2020	46,267	43,746	0.14
Oracle Corp.	3.650	03/25/2041	03/22/2021	18,376	19,647	0.06
Oracle Corp.	3.950	03/25/2051	03/22/2021	7,487	8,196	0.03
Oracle Corp.	4.100	03/25/2061	03/22/2021 - 07/08/2021	33,761	36,751	0.11
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	30,643	0.10

$444,700	$452,355	1.41%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	(0.020)%	06/18/2021	07/02/2021	$(18,504)	$(18,504)
0.050	06/17/2021	07/19/2021	(205,349)	(205,353)
0.060	06/18/2021	07/14/2021	(221,480)	(221,485)
BRC	0.150	06/22/2020	TBD(2)	(6,540)	(6,550)
0.150	11/09/2020	TBD(2)	(4,392)	(4,396)
BSN	0.040	06/10/2021	07/12/2021	(97,000)	(97,002)
DEU	0.000	05/06/2021	07/06/2021	(13,050)	(13,050)
0.050	06/16/2021	07/16/2021	(174,250)	(174,254)
GRE	0.040	06/09/2021	07/21/2021	(193,750)	(193,755)
0.050	05/05/2021	07/06/2021	(77,385)	(77,391)
0.050	06/10/2021	07/12/2021	(48,092)	(48,094)
IND	0.050	06/30/2021	07/01/2021	(14,399)	(14,399)
JML	(0.070)	06/28/2021	08/27/2021	(3,025)	(3,024)
(0.050)	06/11/2021	07/08/2021	(4,130)	(4,130)
(0.020)	06/11/2021	07/08/2021	(6,762)	(6,762)
JPS	(0.100)	06/15/2021	09/09/2021	(4,549)	(4,549)
NXN	0.040	06/02/2021	07/07/2021	(1,935,397)	(1,935,459)
0.040	06/08/2021	07/08/2021	(500,182)	(500,195)
STR	0.060	06/30/2021	07/01/2021	(576,240)	(576,241)
0.060	07/01/2021	07/02/2021	(483,875)	(483,875)

Total Reverse Repurchase Agreements	$(4,588,468)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)

BPG	0.060%	06/24/2021	07/07/2021	$(1,956)	$(1,956)
GSC	0.050	06/24/2021	07/14/2021	(9,098)	(9,098)
MSC	0.030	06/09/2021	07/09/2021	(74,954)	(74,956)
0.080	06/24/2021	07/19/2021	(8,609)	(8,609)
TDL	0.050	06/24/2021	07/16/2021	(3,424)	(3,424)
0.070	06/30/2021	07/02/2021	(35,175)	(35,175)

Total Sale-Buyback Transactions	$(133,218)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2051	$45,900	$(46,222)	$(46,259)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2051	20,330	(20,973)	(20,989)

Total Short Sales (0.2)%	$(67,195)	$(67,248)

(i)	Securities with an aggregate market value of $4,370,416 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(3,854,648) at a weighted average interest rate of 0.034%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2021	2,204	292,030	$2,081	$517	$0
U.S. Treasury 30-Year Bond September Futures	09/2021	847	136,155	4,126	556	0

Total Futures Contracts	$6,207	$1,073	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.681%	$11,600	$2,280	$(49)	$2,231	$6	$0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2021	0.073	7,600	173	(137)	36	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.123	3,900	83	(31)	52	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.134	7,600	149	(16)	133	0	(1)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.153	2,000	34	9	43	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2024	0.166	17,050	243	188	431	0	0
Boeing Co.	1.000	Quarterly	12/20/2021	0.455	17,000	(428)	477	49	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.741	32,700	117	59	176	0	(3)
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.695	EUR	5,600	54	39	93	0	(6)
Canadian Natural Resources Ltd.	1.000	Quarterly	06/20/2022	0.236	$7,800	95	(34)	61	0	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.278		4,200	(2)	33	31	0	(1)
Ford Motor Co.	5.000	Quarterly	12/20/2021	0.905		500	87	(77)	10	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2023	1.280		6,410	984	(508)	476	2	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	1.393		5,300	1,179	(705)	474	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.385		13,200	(755)	961	206	0	(6)
General Electric Co.	1.000	Quarterly	06/20/2024	0.420		10,700	(75)	263	188	1	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.501		59,200	(730)	1,770	1,040	8	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.718		5,600	65	14	79	1	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.418		6,800	1,052	(269)	783	2	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.829		4,900	927	(21)	906	2	0
MetLife, Inc.	1.000	Quarterly	09/20/2021	0.111		11,000	269	(244)	25	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2021	0.113		9,200	227	(185)	42	0	(1)
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.126		9,550	231	(146)	85	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.167		15,500	356	(159)	197	0	(3)
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.452		15,900	362	71	433	1	0
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.333		17,700	272	144	416	0	(7)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	2.045	EUR	31,750	(5,557)	4,051	(1,506)	0	(18)
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.174		$14,800	229	(43)	186	0	(3)
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	1.327		10,800	1,836	79	1,915	10	0
Telefonica Emisiones S.A.	1.000	Quarterly	06/20/2026	0.603	EUR	1,000	18	6	24	1	0
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2028	0.891		4,100	50	(12)	38	0	(13)
Tesco PLC	1.000	Quarterly	06/20/2028	0.930		13,300	124	(44)	80	0	(47)
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.323		9,600	91	145	236	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.898		6,900	81	(21)	60	0	(23)

							$4,121	$5,608	$9,729	$34	$(133)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-27 5-Year Index		1.000%	Quarterly	06/20/2022		$7,896	$(229)	$253	$24	$0	$(1)
CDX.EM-28 5-Year Index		1.000	Quarterly	12/20/2022		10,998	(401)	427	26	0	(10)
CDX.EM-29 5-Year Index		1.000	Quarterly	06/20/2023		49,914	(2,263)	2,434	171	0	(10)
CDX.EM-30 5-Year Index		1.000	Quarterly	12/20/2023		185,650	(8,680)	8,899	219	0	(31)
CDX.EM-31 5-Year Index		1.000	Quarterly	06/20/2024		38,164	(1,814)	1,881	67	0	(8)
CDX.EM-32 5-Year Index		1.000	Quarterly	12/20/2024		7,905	(333)	328	(5)	0	(2)
CDX.EM-34 5-Year Index		1.000	Quarterly	12/20/2025		56,100	(2,529)	589	(1,940)	0	(50)
CDX.EM-35 5-Year Index		1.000	Quarterly	06/20/2026		41,500	(1,499)	423	(1,076)	0	(33)
CDX.IG-35 5-Year Index		1.000	Quarterly	12/20/2025		1,646,180	35,603	6,470	42,073	210	0
CDX.IG-35 10-Year Index		1.000	Quarterly	12/20/2030		8,700	(32)	147	115	0	0
CDX.IG-36 5-Year Index		1.000	Quarterly	06/20/2026		11,653,500	273,495	26,685	300,180	1,827	0
CDX.IG-36 10-Year Index		1.000	Quarterly	06/20/2031		340,500	1,051	2,560	3,611	0	(26)
iTraxx Europe Main 34 5-Year Index		1.000	Quarterly	12/20/2025	EUR	475,900	11,882	3,707	15,589	0	(76)
iTraxx Europe Main 35 5-Year Index		1.000	Quarterly	06/20/2026		546,500	16,647	803	17,450	0	(97)

							$320,898	$55,606	$376,504	$2,037	$(344)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/15/2026	GBP	224,400	$(639)	$717	$78	$299	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/16/2030		51,800	642	234	876	0	(104)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2031		225,300	93	(816)	(723)	0	(487)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/15/2051		36,600	1,957	(940)	1,017	0	(4)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	3,100,000	(40)	10	(30)	4	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	CAD	3,200	0	5	5	1	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		56,900	0	188	188	11	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		54,800	0	205	205	11	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		135,500	112	154	266	26	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		75,400	63	732	795	120	0
Pay	3-Month CAD-Bank Bill	1.963	Semi-Annual	04/22/2031		13,400	0	168	168	28	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		241,100	(13,370)	2,849	(10,521)	498	0
Receive(5)	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		$156,700	(1,951)	813	(1,138)	0	(113)
Receive	3-Month USD-LIBOR	1.943	Semi-Annual	06/15/2051		48,000	(354)	(1,475)	(1,829)	0	(319)
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051		18,100	(128)	(522)	(650)	0	(120)
Receive	3-Month USD-LIBOR	1.945	Semi-Annual	06/23/2051		18,900	(134)	(590)	(724)	0	(126)
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051		27,400	(205)	(992)	(1,197)	0	(184)
Pay(5)	3-Month USD-LIBOR	1.990	Semi-Annual	07/08/2051		3,900	0	218	218	29	0
Receive	6-Month CLP-CHILIBOR	1.840	Semi-Annual	03/13/2025	CLP	2,736,700	0	149	149	3	0
Receive	6-Month CLP-CHILIBOR	1.960	Semi-Annual	05/05/2026		13,000,000	0	1,135	1,135	35	0
Pay	6-Month CLP-CHILIBOR	2.874	Semi-Annual	12/04/2026		10,514,600	0	(483)	(483)	0	(48)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	EUR	16,500	395	789	1,184	0	(63)
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	09/15/2051		14,800	(286)	162	(124)	0	(66)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	09/20/2024	JPY	23,360,600	(8,264)	718	(7,546)	0	(6)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		290,200	(3)	(49)	(52)	0	0
Pay	28-Day MXN-TIIE	5.125	Lunar	03/26/2023	MXN	3,592,700	0	(2,470)	(2,470)	177	0
Pay	28-Day MXN-TIIE	5.345	Lunar	06/15/2023		1,101,300	0	(698)	(698)	199	0
Pay	28-Day MXN-TIIE	5.400	Lunar	03/11/2026		5,055,900	177	(12,092)	(11,915)	489	0
Pay	28-Day MXN-TIIE	5.925	Lunar	05/11/2026		1,990,910	(124)	(2,553)	(2,677)	189	0
Pay	28-Day MXN-TIIE	6.113	Lunar	05/17/2026		1,154,670	0	(1,109)	(1,109)	110	0
Pay	28-Day MXN-TIIE	6.640	Lunar	06/09/2031		65,000	0	(82)	(82)	7	0
Pay	28-Day MXN-TIIE	6.655	Lunar	06/10/2031		11,000	0	(13)	(13)	1	0
Pay	UKRPI	3.585	Maturity	10/15/2046	GBP	5,350	216	847	1,063	78	0

							$(21,843)	$(14,791)	$(36,634)	$2,315	$(1,640)

Total Swap Agreements							$303,176	$46,423	$349,599	$4,386	$(2,117)

(k)

Securities with an aggregate market value of $850,951 and cash of $17,552 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	MXN	20,023	$1,013	$10	$0
07/2021	$8,493	AUD	11,279	0	(34)
07/2021	918	MXN	19,000	33	0
08/2021	AUD	11,279	$8,494	34	0
08/2021	CAD	7,523	6,235	166	0
BPS	07/2021	AUD	44,634	34,687	1,213	0
07/2021	JPY	86,505	791	12	0
07/2021	$28,165	EUR	23,589	0	(195)
07/2021	1,468	MXN	29,116	0	(9)
08/2021	HUF	141,754	EUR	408	6	0
08/2021	JPY	86,505	$780	1	0
08/2021	$2,015	HUF	598,543	26	(22)
11/2021	MXN	149,480	$7,405	30	0
BRC	08/2021	$11,168	EUR	9,384	0	(33)
CBK	07/2021	MXN	171,380	$8,294	0	(290)
07/2021	PEN	137,346	37,788	2,084	0
07/2021	RUB	668,583	8,656	0	(456)
07/2021	$8,629	MXN	171,380	0	(44)
07/2021	18,017	PEN	71,714	616	0
08/2021	HUF	1,000,309	$3,326	0	(47)
08/2021	PEN	170,866	45,943	1,425	0
08/2021	$1,475	PEN	5,558	0	(27)
09/2021	PEN	344,967	$91,485	2,246	(651)
10/2021	347,781	93,743	3,148	0
11/2021	$191	MXN	3,863	0	0
GLM	07/2021	GBP	67,963	$96,081	2,068	0
07/2021	MXN	178,779	9,040	85	0
07/2021	RUB	1,340,192	17,366	0	(899)
07/2021	$10,938	MXN	217,611	12	(50)
07/2021	18,391	PEN	73,132	629	0
08/2021	PEN	65,632	$16,517	0	(586)
08/2021	$908	HUF	259,334	0	(33)
09/2021	1,939	RUB	142,255	0	(17)
11/2021	9,124	PEN	34,198	0	(218)
HUS	07/2021	99,624	GBP	71,979	0	(56)
07/2021	2,013	MXN	40,343	8	0
08/2021	CAD	34	$28	1	0
08/2021	GBP	71,979	99,632	54	0
08/2021	$2,957	CAD	3,587	0	(64)
12/2021	PEN	191,131	$51,917	2,160	0
MYI	07/2021	GBP	4,016	5,695	140	0
07/2021	RUB	545,005	7,114	0	(314)
07/2021	$6,315	AUD	8,349	0	(54)
08/2021	AUD	8,349	$6,316	54	0
08/2021	$2,259	CAD	2,733	0	(54)
RBC	08/2021	CAD	2,520	$2,073	40	0
08/2021	$2,088	CAD	2,520	0	(55)
SCX	07/2021	EUR	102,586	$125,499	3,858	0
07/2021	PEN	13,050	3,278	0	(114)
08/2021	EUR	78,997	93,744	11	0
09/2021	$3,281	PEN	13,050	119	0
SSB	07/2021	MXN	22,500	$1,126	0	(1)
07/2021	$1,090	MXN	22,500	37	0
07/2021	1,397	PEN	5,550	46	0
08/2021	EUR	817	HUF	284,342	0	(11)
08/2021	HUF	142,588	EUR	412	8	0
08/2021	$500	HUF	142,432	0	(20)
11/2021	1,626	MXN	33,000	3	0
UAG	07/2021	AUD	15,466	$11,988	390	0
07/2021	RUB	2,041,702	26,626	0	(1,199)
07/2021	$30,700	AUD	40,472	0	(348)
07/2021	54,637	RUB	4,032,233	643	(327)
08/2021	AUD	40,472	$30,704	347	0

Total Forward Foreign Currency Contracts	$21,763	$(6,228)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.495%	09/18/2023	50,000	$0	$5,608
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	56,970	6,489	11,865
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	37,560	4,148	7,823

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	09/29/2021	191,500	4,213	857

$14,850	$26,153

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	28,500	$160	$4
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.156	08/05/2021	7,900	74	25
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	8,500	80	34
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.234	08/05/2021	23,100	132	86
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.641	07/07/2021	8,900	49	1

$495	$150

Total Purchased Options	$15,345	$26,303

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750%	07/21/2021	51,500	$(53)	$(4)
BPS	Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.825	08/18/2021	46,300	(54)	(9)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	29,500	(40)	(11)
BRC	Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	73,400	(55)	(53)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	73,400	(91)	(25)
Call - OTC iTraxx Europe 34 5-Year Index	Buy	0.400	07/21/2021	110,000	(61)	(71)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	110,000	(144)	(5)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	07/21/2021	62,400	(69)	(5)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.700	08/18/2021	160,200	(224)	(44)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.750	08/18/2021	52,000	(60)	(12)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	08/18/2021	53,700	(58)	(11)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	47,300	(52)	(8)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	90,000	(122)	(35)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	10/20/2021	70,000	(68)	(48)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	286,000	(306)	(172)
CBK	Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	08/18/2021	49,000	(53)	(8)
DUB	Call - OTC CDX.IG-36 5-Year Index	Buy	0.500	07/21/2021	283,000	(304)	(366)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.600	07/21/2021	283,000	(497)	(31)
Call - OTC CDX.IG-36 5-Year Index	Buy	0.475	08/18/2021	56,600	(45)	(41)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	09/15/2021	56,100	(67)	(19)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	58,800	(63)	(15)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	08/18/2021	51,700	(56)	(9)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	09/15/2021	72,700	(95)	(28)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.800	11/17/2021	63,900	(72)	(60)
FBF	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	08/18/2021	58,700	(59)	(11)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	09/15/2021	98,700	(104)	(25)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	07/21/2021	37,300	(36)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	52,300	(67)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	08/18/2021	48,600	(49)	(7)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.800	10/20/2021	142,900	(152)	(94)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.850	10/20/2021	138,000	(146)	(78)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.750	07/21/2021	50,300	(67)	(2)
JPM	Put - OTC CDX.IG-36 5-Year Index	Sell	0.900	07/21/2021	24,500	(32)	(1)
Put - OTC iTraxx Europe 35 5-Year Index	Sell	0.850	10/20/2021	72,300	(89)	(44)

$(3,510)	$(1,356)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 5-Year Interest Rate Swap	3-Month CAD-LIBOR	Receive	1.328%	07/06/2021	116,900	$(167)	$(10)
Put - OTC 5-Year Interest Rate Swap	3-Month CAD-LIBOR	Pay	1.508	07/06/2021	116,900	(167)	(54)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.050	09/18/2023	285,000	0	(5,316)
BPS	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	170,230	(6,317)	(11,573)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.762	07/14/2021	61,200	(386)	(648)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.062	07/14/2021	61,200	(386)	(36)
CBK	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.840	07/06/2021	73,700	(553)	(1,558)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.683	07/23/2021	59,400	(374)	(458)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.983	07/23/2021	59,400	(374)	(228)
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.140	07/06/2021	59,000	(466)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.650	07/21/2021	25,700	(199)	(129)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	07/21/2021	25,700	(199)	(103)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.686	08/11/2021	49,000	(502)	(650)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.086	08/11/2021	49,000	(502)	(207)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.175	03/15/2023	112,670	(4,076)	(7,660)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	21,100	(161)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.776	07/07/2021	6,600	(49)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.476	07/19/2021	63,200	(273)	(401)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.876	07/19/2021	63,200	(273)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/29/2021	191,500	(1,522)	(120)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.888	07/02/2021	42,100	(256)	(1,022)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.188	07/02/2021	42,100	(256)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.785	08/10/2021	45,100	(615)	(1,010)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.295	08/10/2021	45,100	(615)	(37)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	07/13/2021	96,600	(430)	(508)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.870	07/13/2021	96,600	(430)	(5)

							$(19,548)	$(31,743)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Put - OTC 1-Year Interest Rate Floor	0.780%	1-Month USD-LIBOR		07/26/2021	1,000,000	$(300)	$(345)
	Put - OTC 1-Year Interest Rate Floor	0.880	1-Month USD-LIBOR		07/26/2021	1,000,000	(300)	(105)

							$(600)	$(450)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		$102.297	08/05/2021		23,700	$(84)	$(35)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		103.797	08/05/2021		23,700	(71)	(30)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051		101.367	08/05/2021		20,000	(66)	(56)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051		102.234	08/12/2021		32,700	(105)	(53)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051		99.156	08/05/2021		15,800	(99)	(25)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051		99.473	08/05/2021		17,100	(106)	(33)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		101.984	08/05/2021		16,000	(55)	(18)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		102.234	08/05/2021		46,200	(144)	(64)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051		103.984	08/05/2021		16,000	(33)	(12)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		99.375	07/07/2021		2,900	(12)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		99.547	07/07/2021		10,800	(42)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		99.609	07/07/2021		24,300	(103)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		99.672	07/07/2021		8,400	(36)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		101.375	07/07/2021		3,000	(8)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051		101.547	07/07/2021		3,800	(9)	(2)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051			101.641	07/07/2021		14,000	(45)		(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			99.172	08/05/2021		16,000	(100)		(25)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			99.406	08/05/2021		44,200	(190)		(82)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			99.688	08/05/2021		25,000	(80)		(56)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			99.938	08/05/2021		7,000	(22)		(19)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051			101.406	08/05/2021		44,200	(100)		(117)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051			99.281	09/07/2021		35,250	(171)		(143)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051			101.281	09/07/2021		56,900	(160)		(239)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051			101.328	09/07/2021		43,000	(138)		(171)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051			102.375	07/07/2021		6,800	(21)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			101.801	08/05/2021		6,500	(29)		(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			102.078	08/05/2021		6,700	(29)		(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			102.102	08/05/2021		3,100	(14)		(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			102.344	08/05/2021		7,900	(27)		(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051			102.586	08/05/2021		6,700	(24)		(13)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051			104.258	08/05/2021		6,400	(20)		(14)

								$(2,143)		$(1,252)

Total Written Options								$(25,801)		$(34,801)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.601%	$44,400	$(859)	$1,568	$709	$0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.784	1,950	(23)	34	11	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433	25,050	(478)	838	360	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.810	8,600	(353)	288	0	(65)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.411	7,100	(432)	240	0	(192)
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.402	8,800	98	87	185	0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.383	3,000	46	19	65	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.566	18,900	(79)	368	289	0
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	13.944	8,800	(319)	(2,166)	0	(2,485)
	Mexico Government International Bond	1.000	Quarterly	09/20/2022	0.291	9,900	(463)	553	90	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.409	8,400	182	40	222	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.637	700	(7)	16	9	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.411	7,700	(410)	201	0	(209)
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.368	11,600	169	88	257	0
	State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.321	5,100	75	47	122	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.402	1,400	13	16	29	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.872	400	(4)	6	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.011	1,100	4	(4)	0	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.601	3,800	(92)	153	61	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.319	800	(5)	13	8	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.485	14,800	(239)	470	231	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938	10,000	(66)	100	34	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.810	2,900	(116)	94	0	(22)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.411	1,800	(110)	61	0	(49)
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.354	7,950	(63)	167	104	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433	50,350	(824)	1,547	723	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.608	16,900	(141)	376	235	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	1.810	11,900	(486)	395	0	(91)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.411	9,000	(732)	488	0	(244)
Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.368	5,800	99	30	129	0
South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.381	12,400	(498)	340	0	(158)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433	54,550	(863)	1,647	784	0
Petroleos Mexicanos	1.000	Quarterly	06/20/2023	2.411	7,500	(486)	283	0	(203)
JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.433	36,950	(732)	1,263	531	0
Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938	10,500	(82)	117	35	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.245	19,000	260	173	433	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.308	9,400	130	99	229	0
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.995	8,300	0	4	4	0
Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.360	18,300	357	55	412	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.608	14,000	(123)	317	194	0
Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.833	23,100	(318)	496	178	0
Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.938	79,500	(462)	730	268	0

$(8,432)	$11,657	$6,943	$(3,718)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,800	$(53)	$72	$19	$0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,099	(451)	583	132	0
MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	334	(3)	4	1	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,700	(228)	308	80	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,398	(586)	754	168	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(140)	191	51	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	7,500	(9)	77	68	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	125	33	0

$(1,562)	$2,114	$552	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.135% (3-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2021	$100,000	$(44)	$1,207	$1,163	$0

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	iBoxx USD Investment Grade Corporate Bond ETF	1,000,000	(0.900)% (1-Month USD-LIBOR less a specified spread)	Maturity	05/27/2022	$131,609	$0	$2,850	$2,850	$0
Receive	iBoxx USD Investment Grade Corporate Bond ETF	1,000,000	(0.400)% (1-Month USD-LIBOR less a specified spread)	Monthly	06/01/2022	131,463	0	2,940	2,940	0

$0	$5,790	$5,790	$0

Total Swap Agreements	$(10,038)	$20,768	$14,448	$(3,718)

(m)

Securities with an aggregate market value of $6,147 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$182,348	$81,563	$263,911
Corporate Bonds & Notes
Banking & Finance	1,665	7,737,514	47,562	7,786,741
Industrials	24,800	12,589,784	0	12,614,584
Utilities	0	4,580,133	0	4,580,133
Municipal Bonds & Notes
California	0	394,436	0	394,436
Florida	0	15,090	0	15,090
Georgia	0	69,564	0	69,564
Illinois	0	37,413	0	37,413
Indiana	0	2,633	0	2,633
Massachusetts	0	4,074	0	4,074
Michigan	0	22,019	0	22,019
New Jersey	0	24,036	0	24,036
New Mexico	0	7,461	0	7,461
New York	0	181,072	0	181,072
Ohio	0	90,725	0	90,725
Pennsylvania	0	16,446	0	16,446
Texas	0	47,745	0	47,745
Virginia	0	1,981	0	1,981
U.S. Government Agencies	0	410,955	0	410,955
U.S. Treasury Obligations	0	7,153,673	0	7,153,673
Non-Agency Mortgage-Backed Securities	0	71,056	0	71,056
Asset-Backed Securities	0	168,007	0	168,007
Sovereign Issues	0	861,268	0	861,268
Convertible Preferred Securities
Banking & Finance	30,829	0	0	30,829
Preferred Securities
Banking & Finance	32,863	1,134,350	0	1,167,213
Industrials	0	43,452	0	43,452
Utilities	0	45,445	239,460	284,905

	$90,157	$35,892,680	$368,585	$36,351,422
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,517	$0	$0	$1,517

Total Investments	$91,674	$35,892,680	$368,585	$36,352,939

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(67,248)	$0	$(67,248)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5,459	0	5,459
Over the counter	0	62,514	0	62,514

	$0	$67,973	$0	$67,973
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,117)	0	(2,117)
Over the counter	0	(44,747)	0	(44,747)

	$0	$(46,864)	$0	$(46,864)

Total Financial Derivative Instruments	$0	$21,109	$0	$21,109

Totals	$91,674	$35,846,541	$368,585	$36,306,800

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	June 30, 2021 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/SettlementS	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$34,062	$48,424	$(1,046)	$1	$0	$122	$0	$0	$81,563	$136
Corporate Bonds & Notes
Banking & Finance	29,163	16,996	0	(54)	0	1,458	0	0	47,562	1,458
Preferred Securities
Utilities	241,232	0	(927)	0	0	(846)	0	0	239,460	(1,772)

Totals	$304,457	$65,420	$(1,973)	$(53)	$0	$734	$0	$0	$368,585	$(178)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average%

Investments in Securities, at Value
Loan Participations and Assignments		$81,563	Proxy Pricing			Base Price			100.250 - 101.063	100.578
Corporate Bonds & Notes
Banking & Finance		30,643	Discounted Cash Flow			Discount Rate			4.530	—
		16,919	Proxy Pricing			Base Price			106.890	—
Preferred Securities
Utilities		239,460	Current Value Model			Purchase Price			$27.048	—

Total		$368,585

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Low Duration Portfolio	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.4% ¤
CORPORATE BONDS & NOTES 25.3%
BANKING & FINANCE 20.8%
American International Group, Inc. 4.875% due 06/01/2022	$138	$144
American Tower Corp.
1.300% due 09/15/2025	1,000	1,003
3.000% due 06/15/2023	1,700	1,782
Aviation Capital Group LLC 0.856% (US0003M + 0.670%) due 07/30/2021 ~	2,000	2,000
Bank of America Corp.
0.946% (US0003M + 0.770%) due 02/05/2026 ~	7,000	7,097
0.995% (SOFRRATE + 0.970%) due 07/22/2027 ~	700	711
1.658% due 03/11/2027 •	6,100	6,151
1.734% due 07/22/2027 •	3,000	3,025
3.093% due 10/01/2025 •	1,900	2,025
Banque Federative du Credit Mutuel S.A. 1.148% (US0003M + 0.960%) due 07/20/2023 ~	2,600	2,642
Barclays PLC
4.375% due 01/12/2026	7,000	7,842
4.972% due 05/16/2029 •	1,800	2,110
BNP Paribas S.A.
3.375% due 01/09/2025	2,350	2,522
4.705% due 01/10/2025 •	10,500	11,464
BOC Aviation Ltd. 1.271% (US0003M + 1.125%) due 09/26/2023 ~	2,800	2,798
BPCE S.A.
1.000% due 01/20/2026	1,700	1,678
3.000% due 05/22/2022	2,000	2,049
4.000% due 09/12/2023	3,000	3,219
Canadian Imperial Bank of Commerce 0.850% (SOFRRATE + 0.800%) due 03/17/2023 ~	3,000	3,031
CC Holdings GS LLC 3.849% due 04/15/2023	970	1,027
Citigroup, Inc.
1.136% (US0003M + 0.960%) due 04/25/2022 ~	800	805
2.572% due 06/03/2031 •(d)	2,500	2,573
3.700% due 01/12/2026	600	664
3.750% due 06/16/2024	450	490
Cooperatieve Rabobank UA 1.006% (US0003M + 0.860%) due 09/26/2023 ~	5,500	5,578
Credit Suisse Group AG
2.193% due 06/05/2026 •	1,000	1,024
2.593% due 09/11/2025 •	300	312
3.574% due 01/09/2023	1,500	1,524
3.800% due 06/09/2023	1,400	1,484
4.207% due 06/12/2024 •	750	799
4.550% due 04/17/2026	700	793
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022	400	416
Deutsche Bank AG
1.369% (US0003M + 1.230%) due 02/27/2023 ~	500	505
4.250% due 10/14/2021	6,700	6,773
Equitable Financial Life Global Funding 0.500% due 04/06/2023	7,000	7,013
GA Global Funding Trust 1.000% due 04/08/2024	4,700	4,712
GE Capital Funding LLC 3.450% due 05/15/2025	600	653
General Motors Financial Co., Inc. 1.736% (US0003M + 1.550%) due 01/14/2022 ~	2,600	2,618
Goldman Sachs Group, Inc.
1.735% (US0003M + 1.600%) due 11/29/2023 ~	8,000	8,257
3.500% due 04/01/2025	8,000	8,683
3.691% due 06/05/2028 •	1,000	1,105
HSBC Holdings PLC
3.033% due 11/22/2023 •	1,000	1,036
3.600% due 05/25/2023	600	635
3.803% due 03/11/2025 •	4,900	5,271
3.950% due 05/18/2024 •	1,050	1,116
ING Groep NV
3.150% due 03/29/2022	2,550	2,605
4.100% due 10/02/2023	450	485

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

Jackson National Life Global Funding 3.250% due 01/30/2024	500	533
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	4,800	4,827
3.797% due 07/23/2024 •	5,000	5,329
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	3,400	3,721
4.450% due 05/08/2025	1,100	1,235
MassMutual Global Funding 0.600% due 04/12/2024	11,000	11,004
Mitsubishi UFJ Financial Group, Inc.
2.801% due 07/18/2024	5,000	5,298
3.455% due 03/02/2023	2,000	2,101
Mizuho Financial Group, Inc.
0.777% (US0003M + 0.630%) due 05/25/2024 ~	4,000	4,026
2.839% due 07/16/2025 •	300	317
Morgan Stanley
0.725% (SOFRRATE + 0.700%) due 01/20/2023 ~	2,600	2,609
0.985% due 12/10/2026 •	1,700	1,674
1.576% (US0003M + 1.400%) due 10/24/2023 ~	1,200	1,220
3.737% due 04/24/2024 •	3,900	4,125
MUFG Union Bank N.A. 2.100% due 12/09/2022	2,000	2,047
Nationwide Building Society 4.363% due 08/01/2024 •	1,600	1,717
Natwest Group PLC 1.642% due 06/14/2027 •	5,000	5,005
Nissan Motor Acceptance Corp.
0.765% (US0003M + 0.630%) due 09/21/2021 ~	2,400	2,401
1.078% (US0003M + 0.890%) due 01/13/2022 ~	2,000	2,005
3.650% due 09/21/2021	700	705
Pacific Life Global Funding 1.375% due 04/14/2026	1,200	1,203
Principal Life Global Funding 0.750% due 04/12/2024	4,000	4,005
Protective Life Global Funding
0.502% due 04/12/2023	7,000	7,009
2.615% due 08/22/2022	2,000	2,053
Santander Holdings USA, Inc.
3.244% due 10/05/2026	1,000	1,070
3.400% due 01/18/2023	1,700	1,770
Santander UK Group Holdings PLC
1.089% due 03/15/2025 •	2,900	2,911
1.673% due 06/14/2027 •	1,000	1,000
3.571% due 01/10/2023	1,600	1,626
SMBC Aviation Capital Finance DAC 2.650% due 07/15/2021	1,100	1,101
Standard Chartered PLC
1.271% (SOFRRATE + 1.250%) due 10/14/2023 ~	400	404
3.785% due 05/21/2025 •	3,000	3,226
Sumitomo Mitsui Financial Group, Inc.
2.348% due 01/15/2025	1,500	1,568
2.442% due 10/19/2021	900	906
2.696% due 07/16/2024	2,900	3,068
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/12/2023	1,000	1,007
Svenska Handelsbanken AB 1.418% due 06/11/2027 •	3,400	3,391
UBS Group AG 2.859% due 08/15/2023 •	1,500	1,540
Wells Fargo & Co.
3.300% due 09/09/2024	2,000	2,157
4.125% due 08/15/2023	4,500	4,841

		240,004

INDUSTRIALS 2.8%
AbbVie, Inc. 2.300% due 11/21/2022	3,500	3,593
American Airlines Pass-Through Trust 3.375% due 11/01/2028	1,333	1,327
Arrow Electronics, Inc. 4.500% due 03/01/2023	1,800	1,894
BOC Aviation USA Corp. 1.625% due 04/29/2024	1,200	1,210
Continental Airlines Pass-Through Trust 4.150% due 10/11/2025	887	943
CVS Health Corp. 4.750% due 12/01/2022	2,381	2,498
Dell International LLC 5.450% due 06/15/2023	200	217
Enbridge, Inc. 0.655% (US0003M + 0.500%) due 02/18/2022 ~	1,800	1,805
Entergy Louisiana LLC 0.620% due 11/17/2023	2,500	2,504

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

Equifax, Inc. 1.026% (US0003M + 0.870%) due 08/15/2021 ~	2,800	2,803
Harvest Operations Corp. 1.000% due 04/26/2024	3,700	3,703
JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,348	2,421
Petronas Capital Ltd. 3.500% due 04/21/2030	850	932
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	194	195
Sutter Health 2.294% due 08/15/2030	1,800	1,818
United Airlines Pass-Through Trust
4.550% due 08/25/2031	1,434	1,544
5.875% due 04/15/2029	1,618	1,799
Volkswagen Group of America Finance LLC 2.500% due 09/24/2021	770	774

		31,980

UTILITIES 1.7%
NBN Co. Ltd. 1.450% due 05/05/2026	4,300	4,313
Pacific Gas & Electric Co.
1.367% due 03/10/2023	1,700	1,700
1.531% (US0003M + 1.375%) due 11/15/2021 ~	2,300	2,305
3.850% due 11/15/2023	800	839
4.250% due 08/01/2023	1,200	1,272
Puget Energy, Inc. 2.379% due 06/15/2028	1,200	1,214
S.A. Global Sukuk Ltd. 0.946% due 06/17/2024	3,200	3,199
Sinopec Group Overseas Development Ltd. 4.375% due 04/10/2024	500	547
Southern California Edison Co. 0.690% (SOFRRATE + 0.640%) due 04/03/2023 ~	4,100	4,111

		19,500

Total Corporate Bonds & Notes (Cost $286,550)		291,484

MUNICIPAL BONDS & NOTES 2.1%
CALIFORNIA 0.5%
Port of Oakland, California Revenue Notes, Series 2020 0.821% due 05/01/2023	3,250	3,271
University of California Revenue Notes, Series 2020 1.316% due 05/15/2027	2,600	2,609

		5,880

DISTRICT OF COLUMBIA 0.0%
District of Columbia Revenue Bonds, (BABs), Series 2009 4.793% due 12/01/2021	250	255

FLORIDA 0.2%
Miami-Dade County, Florida Revenue Notes, Series 2021
1.154% due 10/01/2025	2,000	2,007
1.471% due 10/01/2026	700	706

		2,713

GEORGIA 0.0%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015 2.700% due 01/01/2022	340	344

HAWAII 0.2%
Hawaii State General Obligation Notes, Series 2020 0.802% due 10/01/2024	2,400	2,408

IDAHO 0.1%
Idaho Energy Resources Authority Revenue Notes, Series 2017 2.297% due 09/01/2023	1,200	1,247

MASSACHUSETTS 0.0%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009 6.423% due 05/01/2029	40	40

NEW YORK 0.5%
New York State Dormitory Authority Revenue Notes, Series 2019 2.756% due 07/01/2021	1,580	1,580

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

New York State Urban Development Corp. Revenue Notes, Series 2017 2.100% due 03/15/2022	575	582
New York State Urban Development Corp. Revenue Notes, Series 2020
1.115% due 03/15/2025	1,000	1,009
1.346% due 03/15/2026	2,300	2,324

		5,495

OREGON 0.3%
Port of Morrow, Oregon Revenue Notes, Series 2016 1.809% due 09/01/2022	3,100	3,160

SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013 3.539% due 06/01/2022	675	690

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020 1.497% due 06/01/2024	2,200	2,232

Total Municipal Bonds & Notes (Cost $24,212)		24,464

U.S. GOVERNMENT AGENCIES 7.7%
Fannie Mae
0.332% due 06/25/2037 •	66	66
0.542% due 07/25/2049 •	2,493	2,522
0.550% due 12/25/2046 •	932	933
0.560% due 10/25/2046 •	1,081	1,082
0.602% due 03/25/2041 •	1,276	1,280
0.610% due 01/25/2047 •	962	963
0.750% due 11/25/2050	3,043	2,946
1.826% due 07/01/2034 •	80	83
2.456% due 10/01/2037 •	93	99
Freddie Mac
0.460% due 10/15/2037 •	1,090	1,095
0.610% due 07/15/2041 •	1,337	1,355
0.650% due 10/27/2025	9,200	9,134
0.800% due 10/28/2026	9,200	9,153
1.000% due 12/15/2040 - 05/25/2047	6,282	6,350
2.389% due 06/01/2037 •	93	100
2.500% due 09/25/2048	4,191	4,338
3.000% due 08/15/2046	1,037	1,095
4.000% due 09/01/2048 - 10/01/2048	5,963	6,350
4.500% due 02/01/2049	4,610	4,965
Ginnie Mae
0.457% due 08/20/2065 •	2,193	2,197
0.567% due 02/20/2067 •	1,739	1,747
0.580% due 09/20/2065 •	1,262	1,268
0.627% due 10/20/2065 •	1,881	1,899
0.647% due 07/20/2063 •	590	593
0.677% due 06/20/2065 •	1,285	1,297
0.687% due 06/20/2065 •	831	840
0.707% due 03/20/2065 •	1,543	1,562
0.757% due 12/20/2064 - 11/20/2065 •	2,898	2,926
0.877% due 02/20/2066 •	32	32
0.987% due 04/20/2066 •	2,985	3,042
1.007% due 04/20/2066 •	4,087	4,175
1.107% due 01/20/2067 •	1,655	1,697
1.500% due 10/20/2045	3,376	3,394
Uniform Mortgage-Backed Security
3.000% due 01/01/2035	1,439	1,515
4.500% due 08/01/2048 - 01/01/2049	1,364	1,468
5.500% due 04/01/2034 - 04/01/2039	157	179
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2051	3,700	3,855
4.000% due 08/01/2051	1,500	1,599

Total U.S. Government Agencies (Cost $88,432)		89,194

U.S. TREASURY OBLIGATIONS 50.1%
U.S. Treasury Notes
0.125% due 10/31/2022	14,000	13,997
0.125% due 01/31/2023	117,000	116,899
0.125% due 02/28/2023	35,600	35,560
0.125% due 03/31/2023	188,400	188,131
0.125% due 10/15/2023	31,500	31,371
0.125% due 01/15/2024	65,000	64,617
0.250% due 06/15/2024	90,000	89,455
0.750% due 03/31/2026	38,250	38,084

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

Total U.S. Treasury Obligations (Cost $578,635)		578,114

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
AREIT Trust 1.144% due 09/14/2036 •	3,000	3,005
Banc of America Commercial Mortgage Trust 3.441% due 09/15/2048	3,460	3,715
Bancorp Commercial Mortgage Trust 1.073% due 03/15/2036 •	282	282
BANK
2.808% due 10/17/2052	2,500	2,692
3.279% due 11/15/2054	1,700	1,842
3.623% due 04/15/2052	3,000	3,342
Barclays Commercial Mortgage Securities Trust 3.488% due 02/15/2050	1,500	1,619
Benchmark Mortgage Trust 3.615% due 03/15/2062	4,100	4,562
Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	1,400	1,503
3.297% due 10/12/2050	4,258	4,599
Commercial Mortgage Trust
3.244% due 10/10/2029	2,000	2,083
3.550% due 02/10/2049	1,108	1,176
4.181% due 05/10/2051	1,026	1,152
CSAIL Commercial Mortgage Trust 3.314% due 11/15/2049	3,998	4,234
GS Mortgage Securities Trust 3.801% due 01/10/2047	1,089	1,135
JP Morgan Chase Commercial Mortgage Securities Trust 0.923% due 10/15/2032 •	853	847
JPMDB Commercial Mortgage Securities Trust 3.242% due 10/15/2050	1,100	1,183
MF1 Multifamily Housing Mortgage Loan Trust 0.974% due 07/15/2036 •	5,000	5,008
Morgan Stanley Capital Trust
2.606% due 08/15/2049	600	625
2.860% due 11/15/2049	3,000	3,156
Ready Capital Mortgage Financing LLC 1.092% due 04/25/2038 •	3,600	3,610
SFO Commercial Mortgage Trust 1.223% due 05/15/2038 •	2,100	2,108
UBS Commercial Mortgage Trust
3.215% due 08/15/2050	2,700	2,909
3.460% due 04/15/2052	3,200	3,517
3.903% due 02/15/2051	1,500	1,658
4.119% due 06/15/2051	2,000	2,230
VMC Finance LLC 1.183% due 06/16/2036 •	1,000	1,003
VNDO Mortgage Trust 2.996% due 11/15/2030	4,700	4,830
Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	1,300	1,354
2.911% due 06/15/2049	984	1,033
3.390% due 11/15/2050	1,200	1,293
4.147% due 06/15/2051	600	670

Total Non-Agency Mortgage-Backed Securities (Cost $70,950)		73,975

ASSET-BACKED SECURITIES 6.4%
Anchorage Capital CLO Ltd. 1.588% due 10/20/2031 •	2,500	2,504
Apres Static CLO Ltd. 1.254% due 10/15/2028 •	2,703	2,710
Atlas Senior Loan Fund Ltd. 1.618% due 07/20/2032 •	2,000	2,002
Carlyle Global Market Strategies CLO Ltd. 1.184% due 07/28/2028 •	854	854
CLNC Ltd. 1.374% due 08/20/2035 •	5,000	5,003
Columbia Cent CLO Ltd. 1.326% due 10/25/2028 •	1,973	1,975
Denali Capital CLO LLC 1.226% due 10/26/2027 •	514	515
ECMC Group Student Loan Trust
0.842% due 02/27/2068 •	1,584	1,593
0.892% due 09/25/2068 •	2,554	2,587
1.092% due 07/25/2069 •	3,604	3,659
1.092% due 01/27/2070 •	2,166	2,200
1.142% due 05/25/2067 •	907	924
Greystone Commercial Real Estate Notes Ltd. 1.253% due 09/15/2037 •	2,000	2,001
LCM LP 0.000% due 04/20/2031 •	3,900	3,901
LMREC LLC 1.160% due 04/22/2037 •	4,300	4,308

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

Monroe Capital BSL CLO Ltd. 1.270% due 05/22/2027 •	127	127
Navient Student Loan Trust 0.472% due 03/25/2067 •	1,233	1,233
Nelnet Student Loan Trust 0.692% due 03/25/2030 •	479	482
Ocean Trails CLO 0.984% due 07/15/2028 •	2,791	2,789
Oscar U.S. Funding LLC 2.490% due 08/10/2022	91	91
Shackleton CLO Ltd. 1.318% due 10/20/2028 •	2,168	2,170
SLC Student Loan Trust
0.216% due 05/15/2029 •	762	758
0.229% due 03/15/2027 •	109	109
1.022% due 11/25/2042 •	273	275
SLM Student Loan Trust
0.266% due 01/26/2026 •	310	310
0.286% due 01/27/2025 •	19	19
0.296% due 01/25/2027 •	205	205
0.316% due 10/25/2028 •	1,362	1,356
0.589% due 12/15/2027 •	357	357
Steele Creek CLO Ltd. 1.049% due 05/21/2029 •	3,000	3,000
STWD Ltd. 1.283% due 04/18/2038 •	7,000	7,011
Telos CLO Ltd. 1.460% due 01/17/2027 •	99	99
TPG Real Estate Finance Ltd. 1.274% due 10/15/2034 •	3,500	3,501
Tralee CLO Ltd. 1.298% due 10/20/2028 •	838	838
Venture CLO Ltd. 1.208% due 04/20/2029 •	1,360	1,359
Vibrant CLO Ltd. 1.085% due 06/20/2029 •	5,550	5,553
Wellfleet CLO Ltd. 1.078% due 04/20/2029 •	5,100	5,093

Total Asset-Backed Securities (Cost $73,231)		73,471

SOVEREIGN ISSUES 1.0%
Korea Expressway Corp. 3.625% due 10/22/2021	1,500	1,515
Province of Ontario 3.050% due 01/29/2024	3,000	3,197
Province of Quebec
2.375% due 01/31/2022	1,300	1,317
2.625% due 02/13/2023	4,500	4,671
Qatar Government International Bond 3.875% due 04/23/2023	1,200	1,275

Total Sovereign Issues (Cost $11,541)		11,975

SHORT-TERM INSTRUMENTS 1.4%
U.S. TREASURY BILLS 0.4%
0.028% due 07/13/2021 - 09/23/2021 (a)(b)(f)	4,568	4,568

U.S. TREASURY CASH MANAGEMENT BILLS 1.0%
0.042% due 10/05/2021 (b)(c)	11,500	11,499

Total Short-Term Instruments (Cost $16,067)		16,067

Total Investments in Securities (Cost $1,149,618)		1,158,744

Total Investments 100.4% (Cost $1,149,618)		$1,158,744
Financial Derivative Instruments (e) (0.0)%(Cost or Premiums, net $637)		(125)
Other Assets and Liabilities, net (0.4)%		(4,277)

Net Assets 100.0%		$1,154,342

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	RESTRICTED SECURITIES:
Issuer Description					Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.					2.572%	06/03/2031	05/26/2020	$2,500	$2,573	0.22%

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond September Futures				09/2021	163	(23,994)	$(465)		$0	$(79)
U.S. Treasury Ultra Long-Term Bond September Futures				09/2021	45	(8,671)	(423)		0	(51)

Total Futures Contracts							$(888)		$0	$(130)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2023	0.741%	$1,200	$4	$3	$7	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2024	0.501	2,000	(35)	70	35	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.718	1,500	16	5	21	0	0

						$(15)	$78	$63	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-36 5-Year Index	1.000%	Quarterly	06/20/2026		$26,600	$652	$33	$685	$4	$0

Total Swap Agreements						$637	$111	$748	$5	$0

(f)	Securities with an aggregate market value of $3,468 and cash of $1,286 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$240,004	$0	$240,004
Industrials	0	31,980	0	31,980
Utilities	0	19,500	0	19,500
Municipal Bonds & Notes
California	0	5,880	0	5,880
District of Columbia	0	255	0	255
Florida	0	2,713	0	2,713
Georgia	0	344	0	344
Hawaii	0	2,408	0	2,408
Idaho	0	1,247	0	1,247
Massachusetts	0	40	0	40
New York	0	5,495	0	5,495
Oregon	0	3,160	0	3,160
South Dakota	0	690	0	690
West Virginia	0	2,232	0	2,232
U.S. Government Agencies	0	89,194	0	89,194
U.S. Treasury Obligations	0	578,114	0	578,114
Non-Agency Mortgage-Backed Securities	0	73,975	0	73,975
Asset-Backed Securities	0	73,471	0	73,471
Sovereign Issues	0	11,975	0	11,975
Short-Term Instruments
U.S. Treasury Bills	0	4,568	0	4,568
U.S. Treasury Cash Management Bills	0	11,499	0	11,499

Total Investments	$0	$1,158,744	$0	$1,158,744

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$5	$0	$5

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(130)	$0	$(130)

Total Financial Derivative Instruments	$0	$(125)	$0	$(125)

Totals	$0	$1,158,619	$0	$1,158,619

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Moderate Duration Portfolio	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.3% ¤
CORPORATE BONDS & NOTES 33.7%
BANKING & FINANCE 24.2%
AIA Group Ltd.
3.125% due 03/13/2023	$1,600	$1,664
3.375% due 04/07/2030	7,500	8,293
American International Group, Inc.
3.750% due 07/10/2025	9,000	9,927
4.250% due 03/15/2029	4,000	4,612
American Tower Corp.
2.750% due 01/15/2027	6,200	6,567
3.000% due 06/15/2023	5,200	5,451
5.000% due 02/15/2024	300	333
AmFam Holdings, Inc. 2.805% due 03/11/2031	2,100	2,154
Andrew W Mellon Foundation 0.947% due 08/01/2027	13,000	12,656
Aviation Capital Group LLC
0.856% (US0003M + 0.670%) due 07/30/2021 ~	4,600	4,601
4.125% due 08/01/2025	600	649
Banco Santander S.A. 1.849% due 03/25/2026	2,000	2,022
Bank of America Corp.
0.995% (SOFRRATE + 0.970%) due 07/22/2027 ~	3,300	3,351
1.319% due 06/19/2026 •	6,500	6,517
1.658% due 03/11/2027 •	11,900	12,000
1.734% due 07/22/2027 •	7,200	7,259
1.922% due 10/24/2031 •	2,900	2,829
3.093% due 10/01/2025 •	14,000	14,922
3.194% due 07/23/2030 •	100	108
3.419% due 12/20/2028 •	5,842	6,367
3.593% due 07/21/2028 •	2,500	2,755
Banque Federative du Credit Mutuel S.A.
1.148% (US0003M + 0.960%) due 07/20/2023 ~	3,000	3,049
2.125% due 11/21/2022	7,500	7,684
3.750% due 07/20/2023	1,100	1,173
Barclays PLC
2.667% due 03/10/2032 •	1,400	1,409
2.852% due 05/07/2026 •	6,000	6,342
3.650% due 03/16/2025	8,000	8,677
4.337% due 01/10/2028	10,800	12,084
4.375% due 01/12/2026	2,350	2,633
BNP Paribas S.A.
1.323% due 01/13/2027 •	4,100	4,053
1.904% due 09/30/2028 •	15,000	14,914
2.871% due 04/19/2032 •	7,050	7,245
3.052% due 01/13/2031 •	4,400	4,645
3.500% due 11/16/2027	1,700	1,856
BOC Aviation Ltd. 1.271% (US0003M + 1.125%) due 09/26/2023 ~	5,000	4,997
BPCE S.A.
1.000% due 01/20/2026	4,200	4,145
2.375% due 01/14/2025	6,900	7,190
3.000% due 05/22/2022	300	307
4.000% due 04/15/2024	1,000	1,092
4.500% due 03/15/2025	5,000	5,515
4.625% due 07/11/2024	350	385
5.700% due 10/22/2023	1,100	1,219
Brighthouse Financial Global Funding 1.550% due 05/24/2026	2,100	2,120
Brookfield Asset Management, Inc. 4.000% due 01/15/2025	4,000	4,379
Brookfield Finance, Inc.
4.000% due 04/01/2024	800	865
4.350% due 04/15/2030	550	636
Canadian Imperial Bank of Commerce 0.850% (SOFRRATE + 0.800%) due 03/17/2023 ~	4,500	4,546
CC Holdings GS LLC 3.849% due 04/15/2023	1,000	1,059
Charles Schwab Corp. 2.000% due 03/20/2028	3,900	4,004
Citigroup, Inc.
1.136% (US0003M + 0.960%) due 04/25/2022 ~	1,600	1,610

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

1.395% (US0003M + 1.250%) due 07/01/2026 ~	8,000	8,235
2.572% due 06/03/2031 •(e)	6,600	6,792
2.976% due 11/05/2030 •	2,228	2,363
3.300% due 04/27/2025	6,000	6,526
3.400% due 05/01/2026	1,500	1,639
3.700% due 01/12/2026	3,100	3,431
3.750% due 06/16/2024	1,400	1,524
3.980% due 03/20/2030 •	2,000	2,268
Cooperatieve Rabobank UA
1.339% due 06/24/2026 •	6,000	6,029
2.625% due 07/22/2024	1,600	1,686
3.950% due 11/09/2022	750	785
4.625% due 12/01/2023	2,600	2,844
Credit Agricole S.A. 3.250% due 10/04/2024	8,600	9,223
Credit Suisse AG 3.625% due 09/09/2024	800	869
Credit Suisse Group AG
2.193% due 06/05/2026 •	8,850	9,066
3.091% due 05/14/2032 •	5,000	5,162
3.800% due 06/09/2023	10,900	11,556
4.550% due 04/17/2026	4,500	5,100
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022	2,000	2,082
Crown Castle International Corp.
3.200% due 09/01/2024	1,000	1,069
3.800% due 02/15/2028	1,500	1,668
Danske Bank A/S
1.171% due 12/08/2023 •	8,700	8,746
3.001% due 09/20/2022 •	5,000	5,025
Deutsche Bank AG
2.222% due 09/18/2024 •	5,700	5,856
3.961% due 11/26/2025 •	200	216
4.100% due 01/13/2026	100	110
4.250% due 10/14/2021	23,850	24,109
Discover Bank
3.450% due 07/27/2026	800	874
4.200% due 08/08/2023	6,000	6,464
GA Global Funding Trust
1.000% due 04/08/2024	12,500	12,533
1.625% due 01/15/2026	1,600	1,621
GE Capital International Funding Co. Unlimited Co. 3.373% due 11/15/2025	5,000	5,458
General Motors Financial Co., Inc.
3.950% due 04/13/2024	2,000	2,153
5.250% due 03/01/2026	5,000	5,778
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	14,100	14,066
1.542% due 09/10/2027 •	14,800	14,777
2.876% due 10/31/2022 •	3,500	3,528
3.691% due 06/05/2028 •	7,175	7,927
3.750% due 05/22/2025	375	410
3.850% due 07/08/2024	1,100	1,190
3.850% due 01/26/2027	900	992
4.223% due 05/01/2029 •	4,000	4,565
HSBC Holdings PLC
1.645% due 04/18/2026 •	10,000	10,139
2.848% due 06/04/2031 •	1,550	1,610
3.033% due 11/22/2023 •	5,000	5,181
3.600% due 05/25/2023	10,700	11,332
3.803% due 03/11/2025 •	5,200	5,594
3.950% due 05/18/2024 •	6,600	7,012
4.292% due 09/12/2026 •	1,500	1,670
ING Bank NV 2.625% due 12/05/2022	6,450	6,666
ING Groep NV
1.060% (SOFRRATE + 1.010%) due 04/01/2027 ~	7,500	7,581
1.296% (US0003M + 1.150%) due 03/29/2022 ~	2,000	2,016
3.550% due 04/09/2024	1,000	1,078
4.100% due 10/02/2023	5,700	6,149
4.625% due 01/06/2026	6,900	7,878
Intercontinental Exchange, Inc.
0.769% (US0003M + 0.650%) due 06/15/2023 ~	10,300	10,293
3.750% due 12/01/2025	2,500	2,774
Jackson National Life Global Funding
2.375% due 09/15/2022	3,900	3,995
2.650% due 06/21/2024	3,300	3,460
3.300% due 02/01/2022	5,600	5,700
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	12,100	12,168
1.953% due 02/04/2032 •	13,900	13,510
2.739% due 10/15/2030 •	2,700	2,828
3.300% due 04/01/2026	5,000	5,471
3.540% due 05/01/2028 •	1,000	1,100
3.782% due 02/01/2028 •	2,400	2,667
3.900% due 07/15/2025	4,800	5,312

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

7.625% due 10/15/2026	3,000	3,932
Kimco Realty Corp. 3.800% due 04/01/2027	2,000	2,219
KKR Group Finance Co. LLC 3.750% due 07/01/2029	1,600	1,789
Lazard Group LLC 3.750% due 02/13/2025	856	935
LeasePlan Corp. NV 2.875% due 10/24/2024	2,000	2,102
Lloyds Banking Group PLC
2.907% due 11/07/2023 •	2,600	2,682
3.574% due 11/07/2028 •	7,800	8,537
4.450% due 05/08/2025	11,200	12,574
LSEGA Financing PLC 2.000% due 04/06/2028	1,400	1,417
MassMutual Global Funding
0.600% due 04/12/2024	31,900	31,911
2.500% due 10/17/2022	800	823
3.400% due 03/08/2026	400	440
MET Tower Global Funding 0.572% (SOFRRATE + 0.550%) due 01/17/2023 •	8,000	8,049
Metropolitan Life Global Funding 3.375% due 01/11/2022	11,200	11,388
Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022	600	614
3.406% due 02/28/2022	1,600	1,627
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	15,000	15,149
2.048% due 07/17/2030	6,000	5,984
2.527% due 09/13/2023	433	453
2.757% due 09/13/2026	2,450	2,611
2.801% due 07/18/2024	4,400	4,662
3.850% due 03/01/2026	300	336
Mizuho Financial Group, Inc.
1.075% (US0003M + 0.940%) due 02/28/2022 ~	1,000	1,006
1.125% (US0003M + 1.000%) due 09/11/2024 ~	700	710
1.979% due 09/08/2031 •	2,000	1,960
2.172% due 05/22/2032 •	15,450	15,359
3.477% due 04/12/2026	7,000	7,658
Morgan Stanley
3.591% due 07/22/2028 •	3,000	3,325
3.700% due 10/23/2024	24,800	27,067
3.737% due 04/24/2024 •	850	899
3.750% due 02/25/2023	1,000	1,054
4.000% due 07/23/2025	2,900	3,228
National Australia Bank Ltd. 3.625% due 06/20/2023	5,900	6,265
Nationwide Building Society 4.363% due 08/01/2024 •	5,800	6,225
Natwest Group PLC
1.642% due 06/14/2027 •	10,000	10,011
4.269% due 03/22/2025 •	6,000	6,512
4.800% due 04/05/2026	9,000	10,309
New York Life Global Funding
0.466% (US0003M + 0.280%) due 01/21/2022 ~	4,800	4,809
0.950% due 06/24/2025	100	100
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021	1,500	1,504
2.650% due 07/13/2022	2,700	2,745
2.750% due 03/09/2028	3,400	3,434
Nomura Holdings, Inc. 2.648% due 01/16/2025	5,300	5,574
Pacific Life Global Funding 1.200% due 06/24/2025	75	75
Principal Life Global Funding 0.750% due 04/12/2024	8,600	8,610
Protective Life Global Funding
1.082% due 06/09/2023	3,200	3,240
1.618% due 04/15/2026	6,400	6,488
2.615% due 08/22/2022	5,800	5,952
Santander Holdings USA, Inc.
3.400% due 01/18/2023	1,200	1,250
4.500% due 07/17/2025	400	444
Santander UK Group Holdings PLC
1.532% due 08/21/2026 •	5,000	5,011
1.673% due 06/14/2027 •	3,200	3,199
3.373% due 01/05/2024 •	2,000	2,082
3.823% due 11/03/2028 •	4,000	4,401
4.796% due 11/15/2024 •	3,250	3,555
Santander UK PLC
4.000% due 03/13/2024	1,100	1,199
5.000% due 11/07/2023	1,512	1,650
SBA Tower Trust 1.884% due 07/15/2050	8,000	8,111
Simon Property Group LP 3.375% due 10/01/2024	900	969

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	600	614
Societe Generale S.A.
2.625% due 01/22/2025	3,200	3,341
4.000% due 01/12/2027	2,000	2,215
Standard Chartered PLC
0.991% due 01/12/2025 •	1,000	998
1.319% due 10/14/2023 •	10,600	10,704
2.678% due 06/29/2032 •	2,900	2,916
State Street Corp. 2.354% due 11/01/2025 •	1,600	1,682
Sumitomo Mitsui Financial Group, Inc.
1.050% (US0003M + 0.860%) due 07/19/2023 ~	400	405
2.348% due 01/15/2025	3,000	3,135
2.632% due 07/14/2026	3,300	3,512
2.696% due 07/16/2024	9,700	10,260
2.784% due 07/12/2022	2,100	2,154
3.040% due 07/16/2029	7,500	8,056
Svenska Handelsbanken AB 1.418% due 06/11/2027 •	11,100	11,070
UBS Group AG
1.008% due 07/30/2024 •	3,400	3,426
2.095% due 02/11/2032 •	4,500	4,412
2.859% due 08/15/2023 •	1,768	1,815
4.125% due 09/24/2025	2,550	2,847
Ventas Realty LP 4.125% due 01/15/2026	4,000	4,472
WEA Finance LLC 3.150% due 04/05/2022	1,000	1,015
Wells Fargo & Co.
2.188% due 04/30/2026 •	300	312
2.393% due 06/02/2028 •	2,800	2,906
3.000% due 02/19/2025	6,000	6,424
3.000% due 04/22/2026	2,300	2,475
3.000% due 10/23/2026	2,600	2,806
3.300% due 09/09/2024	9,000	9,707
3.550% due 09/29/2025	4,200	4,618
3.584% due 05/22/2028 •	1,930	2,128
4.478% due 04/04/2031 •	10,000	11,832
Welltower, Inc. 4.250% due 04/01/2026	4,000	4,517
Weyerhaeuser Co. 4.000% due 04/15/2030	5,800	6,607
XLIT Ltd. 4.450% due 03/31/2025	500	561

		1,024,535

INDUSTRIALS 6.7%
7-Eleven, Inc.
0.625% due 02/10/2023	2,300	2,302
0.800% due 02/10/2024	9,000	8,981
AbbVie, Inc.
3.200% due 11/06/2022	1,400	1,447
3.200% due 05/14/2026	200	217
Air Canada Pass-Through Trust 3.750% due 06/15/2029	417	435
Alibaba Group Holding Ltd.
2.125% due 02/09/2031	7,000	6,888
2.800% due 06/06/2023	2,700	2,808
3.600% due 11/28/2024	400	435
American Airlines Pass-Through Trust
3.375% due 11/01/2028	4,234	4,216
3.650% due 02/15/2029	2,174	2,245
4.000% due 01/15/2027	1,684	1,642
Amgen, Inc. 2.700% due 05/01/2022	100	101
Apple, Inc.
1.700% due 09/11/2022	8,000	8,143
2.400% due 05/03/2023	586	608
Baidu, Inc.
2.875% due 07/06/2022	1,300	1,328
3.500% due 11/28/2022	5,000	5,190
Banner Health 1.897% due 01/01/2031	4,600	4,524
BAT International Finance PLC
1.668% due 03/25/2026	1,400	1,400
3.950% due 06/15/2025	5,000	5,465
Bayer U.S. Finance LLC 3.875% due 12/15/2023	4,500	4,821
BMW Finance NV 2.400% due 08/14/2024	2,050	2,149
BMW U.S. Capital LLC
0.660% (US0003M + 0.500%) due 08/13/2021 ~	400	400
3.400% due 08/13/2021	4,500	4,516
3.900% due 04/09/2025	3,000	3,310

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

BOC Aviation USA Corp. 1.625% due 04/29/2024	3,800	3,832
Bon Secours Mercy Health, Inc. 3.464% due 06/01/2030	12,000	13,197
Boston Scientific Corp. 3.375% due 05/15/2022	147	151
BP Capital Markets America, Inc. 2.750% due 05/10/2023	2,200	2,292
British Airways Pass-Through Trust 4.625% due 12/20/2025	169	179
Broadcom, Inc.
3.459% due 09/15/2026	504	549
4.110% due 09/15/2028	5,261	5,924
Campbell Soup Co. 3.650% due 03/15/2023	86	91
CHRISTUS Health 4.341% due 07/01/2028	3,000	3,446
Comcast Corp. 1.950% due 01/15/2031	5,000	4,934
CommonSpirit Health 2.782% due 10/01/2030	4,700	4,886
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	375	397
Crown Castle Towers LLC 3.720% due 07/15/2043	4,700	4,859
CVS Health Corp.
3.625% due 04/01/2027	2,600	2,883
3.750% due 04/01/2030	5,700	6,387
4.300% due 03/25/2028	1,128	1,297
CVS Pass-Through Trust 7.507% due 01/10/2032	1,158	1,467
Daimler Finance North America LLC 1.056% (US0003M + 0.900%) due 02/15/2022 ~	2,000	2,011
Danone S.A. 2.077% due 11/02/2021	1,000	1,005
Dell International LLC
5.450% due 06/15/2023	2,100	2,279
6.020% due 06/15/2026	1,000	1,201
El Paso Natural Gas Co. LLC 8.625% due 01/15/2022	1,400	1,460
Emory University 2.143% due 09/01/2030	1,300	1,329
Enbridge, Inc.
0.655% (US0003M + 0.500%) due 02/18/2022 ~	6,000	6,015
2.900% due 07/15/2022	3,800	3,892
Entergy Louisiana LLC 0.620% due 11/17/2023	7,000	7,011
Equifax, Inc. 1.026% (US0003M + 0.870%) due 08/15/2021 ~	2,600	2,602
ERAC USA Finance LLC 2.700% due 11/01/2023	1,900	1,985
Expedia Group, Inc. 6.250% due 05/01/2025	2,042	2,377
GATX Corp. 0.896% (US0003M + 0.720%) due 11/05/2021 ~	1,000	1,002
General Electric Co. 5.550% due 01/05/2026	12,900	15,313
Georgetown University 2.247% due 04/01/2030	4,500	4,483
Gilead Sciences, Inc. 2.500% due 09/01/2023	393	409
Harvest Operations Corp. 1.000% due 04/26/2024	6,100	6,105
Hyundai Capital America 0.800% due 04/03/2023	4,100	4,101
Imperial Brands Finance PLC
3.125% due 07/26/2024	5,500	5,792
3.500% due 02/11/2023	3,800	3,931
JetBlue Pass-Through Trust 2.750% due 11/15/2033	7,512	7,746
Oracle Corp.
1.650% due 03/25/2026 (e)	200	203
2.650% due 07/15/2026	400	422
2.950% due 11/15/2024	2,000	2,131
Owens Corning
3.400% due 08/15/2026	600	651
4.200% due 12/01/2024	400	439
Panasonic Corp. 2.536% due 07/19/2022	2,000	2,040
PeaceHealth Obligated Group 1.375% due 11/15/2025	3,100	3,133
Penske Truck Leasing Co. LP
2.700% due 03/14/2023	300	310
3.375% due 02/01/2022	5,000	5,062
Petronas Capital Ltd. 3.500% due 04/21/2030	5,500	6,034

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

Philip Morris International, Inc. 2.125% due 05/10/2023	700	721
Raytheon Technologies Corp. 3.200% due 03/15/2024	2,036	2,167
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025	4,400	4,416
Reynolds American, Inc. 4.850% due 09/15/2023	2,800	3,055
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	2,000	2,149
5.625% due 03/01/2025	5,000	5,719
Sprint Spectrum Co. LLC 3.360% due 03/20/2023	306	308
Sutter Health
2.294% due 08/15/2030	7,700	7,779
3.695% due 08/15/2028	4,300	4,799
Tyson Foods, Inc. 2.250% due 08/23/2021	1,275	1,277
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,922	1,934
3.100% due 01/07/2030	978	1,034
3.450% due 01/07/2030	734	748
4.550% due 08/25/2031	4,048	4,359
5.875% due 04/15/2029	8,755	9,733

		283,014

UTILITIES 2.8%
American Electric Power Co., Inc.
0.656% (US0003M + 0.480%) due 11/01/2023 ~	5,600	5,605
0.750% due 11/01/2023	4,700	4,703
AT&T, Inc.
2.550% due 12/01/2033	5,215	5,172
4.300% due 02/15/2030	5,699	6,592
Atmos Energy Corp. 0.503% (US0003M + 0.380%) due 03/09/2023 ~	3,300	3,301
CenterPoint Energy Houston Electric LLC 2.350% due 04/01/2031	600	616
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	3,420	3,956
DTE Electric Co. 1.900% due 04/01/2028	3,000	3,049
Midwest Connector Capital Co. LLC
3.625% due 04/01/2022	1,000	1,017
3.900% due 04/01/2024	200	209
National Rural Utilities Cooperative Finance Corp. 2.700% due 02/15/2023	8,500	8,785
NBN Co. Ltd. 1.450% due 05/05/2026	9,000	9,027
Pacific Gas & Electric Co.
1.367% due 03/10/2023	4,400	4,400
1.531% (US0003M + 1.375%) due 11/15/2021 ~	5,300	5,311
1.598% (US0003M + 1.480%) due 06/16/2022 ~	5,900	5,903
1.750% due 06/16/2022	5,300	5,298
3.000% due 06/15/2028	2,400	2,415
3.300% due 03/15/2027	3,000	3,109
PECO Energy Co. 2.375% due 09/15/2022	1,000	1,020
Public Service Co. of New Hampshire 3.500% due 11/01/2023	329	350
S.A. Global Sukuk Ltd. 1.602% due 06/17/2026	3,900	3,901
Sempra Energy 3.400% due 02/01/2028	2,000	2,200
Sinopec Group Overseas Development Ltd.
2.500% due 09/13/2022	7,100	7,253
2.500% due 11/12/2024	600	630
4.125% due 09/12/2025	400	443
4.375% due 04/10/2024	5,000	5,465
Southern California Edison Co.
0.700% due 04/03/2023	8,600	8,606
1.100% due 04/01/2024	4,300	4,331
3.500% due 10/01/2023	2,130	2,252
Southern California Gas Co. 0.469% (US0003M + 0.350%) due 09/14/2023 ~	5,000	5,001

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

State Grid Overseas Investment Ltd. 4.125% due 05/07/2024	400	436

		120,356

Total Corporate Bonds & Notes (Cost $1,392,354)		1,427,905

MUNICIPAL BONDS & NOTES 3.8%
ALABAMA 0.0%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016 4.263% due 09/15/2032	1,545	1,788

CALIFORNIA 1.1%
Bay Area Toll Authority, California Revenue Bonds, Series 2019 2.574% due 04/01/2031	8,500	8,972
California State General Obligation Bonds, Series 2018 4.500% due 04/01/2033	3,000	3,546
California State University Revenue Notes, Series 2020
1.338% due 11/01/2027	1,000	991
1.490% due 11/01/2028	5,400	5,345
1.690% due 11/01/2029	4,400	4,382
1.740% due 11/01/2030	2,600	2,583
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010 4.530% due 06/01/2022	1,850	1,922
Los Angeles County, California Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation Notes, Series 2016 2.000% due 09/01/2023	400	413
Marin County, California Revenue Bonds, (NPFGC Insured), Series 2003 5.410% due 08/01/2026	2,495	2,873
Monterey Park, California Revenue Notes, Series 2021
1.630% due 06/01/2028	250	249
1.893% due 06/01/2030	300	298
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	500	796
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010 5.500% due 11/01/2025	6,400	7,086
University of California Revenue Notes, Series 2017
2.719% due 05/15/2024	500	529
3.063% due 07/01/2025	5,200	5,623
University of California Revenue Notes, Series 2020 1.316% due 05/15/2027	1,200	1,204

		46,812

FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Notes, Series 2018 3.405% due 10/01/2024	300	325
Miami-Dade County, Florida Revenue Notes, Series 2021 1.936% due 10/01/2028	1,000	1,014
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2016 2.638% due 07/01/2021	1,050	1,050

		2,389

GEORGIA 0.0%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015 2.800% due 07/01/2022	1,080	1,109

HAWAII 0.3%
Hawaii State General Obligation Notes, Series 2020
0.802% due 10/01/2024	10,670	10,704
0.852% due 10/01/2025	3,850	3,835

		14,539

IDAHO 0.2%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.297% due 09/01/2023	2,100	2,183
2.447% due 09/01/2024	4,400	4,639

		6,822

KANSAS 0.1%
Wyandotte County-Kansas City Unified Government Utility System Revenue Notes, Series 2020
1.861% due 09/01/2028	2,000	2,030
1.961% due 09/01/2029	600	609

		2,639

MICHIGAN 0.1%
Michigan Finance Authority Revenue Notes, Series 2019
2.466% due 12/01/2025	1,100	1,161

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

2.596% due 12/01/2026	1,400	1,486

		2,647

NEW YORK 1.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.355% due 11/15/2023	600	665
6.814% due 11/15/2040	500	735
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010 4.525% due 11/01/2022	9,000	9,486
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 5.008% due 08/01/2027	900	1,080
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2018 3.250% due 08/01/2023	1,600	1,695
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2019
2.010% due 05/01/2025	3,000	3,121
2.980% due 11/01/2027	7,000	7,633
New York State Dormitory Authority Revenue Notes, Series 2019 2.839% due 07/01/2022	1,000	1,026
New York State Dormitory Authority Revenue Notes, Series 2020 2.727% due 02/15/2029	2,150	2,288
New York State Thruway Authority Revenue Bonds, Series 2019 2.900% due 01/01/2035	2,100	2,252
New York State Urban Development Corp. Revenue Notes, Series 2019 2.150% due 03/15/2025	5,600	5,846
New York State Urban Development Corp. Revenue Notes, Series 2020
1.496% due 03/15/2027	9,400	9,480
1.777% due 03/15/2028	4,000	4,058
Port Authority of New York & New Jersey Revenue Bonds, Series 2009 5.859% due 12/01/2024	2,500	2,910

		52,275

SOUTH DAKOTA 0.0%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2013 3.539% due 06/01/2022	1,125	1,149

TEXAS 0.2%
North Texas Tollway Authority Revenue Notes, Series 2020 1.464% due 01/01/2027	2,750	2,756
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010 5.028% due 04/01/2026	2,205	2,517
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2020 4.000% due 10/01/2033	2,500	3,077

		8,350

UTAH 0.1%
Utah Municipal Power Agency Revenue Bonds, Series 2016 3.237% due 07/01/2028	2,000	2,120
Utah State General Obligation Bonds, (BABs), Series 2009 4.554% due 07/01/2024	565	599
Utah State General Obligation Bonds, (BABs), Series 2010 3.539% due 07/01/2025	500	534

		3,253

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026	3,300	3,337
2.020% due 06/01/2027	4,400	4,447
2.351% due 06/01/2028	3,000	3,063

		10,847

WISCONSIN 0.1%
Wisconsin State Revenue Notes, Series 2016 1.899% due 05/01/2022	400	406
Wisconsin State Revenue Notes, Series 2020
2.196% due 05/01/2027	3,300	3,474
2.299% due 05/01/2028	2,100	2,214

		6,094

Total Municipal Bonds & Notes (Cost $156,073)		160,713

U.S. GOVERNMENT AGENCIES 29.6%
Fannie Mae
0.332% due 06/25/2037 •	234	234
0.342% due 11/25/2045 •	604	607
0.392% due 12/25/2045 •	375	378
0.442% due 03/25/2035 - 03/25/2046 •	702	706
0.492% due 03/25/2036 •	530	530
0.510% due 11/25/2046 •	681	680
0.530% due 11/25/2046 - 12/25/2056 •	5,469	5,470

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

0.550% due 12/25/2046 •	4,078	4,081
0.560% due 07/25/2046 - 10/25/2046 •	5,586	5,593
0.610% due 01/25/2047 •	3,848	3,853
0.750% due 11/25/2050	18,829	18,228
0.822% due 06/25/2040 •	239	245
1.826% due 07/01/2034 •	227	237
2.456% due 10/01/2037 •	279	297
2.654% due 05/25/2027	2,108	2,191
Federal Home Loan Bank 1.500% due 08/15/2024	13,700	14,139
Freddie Mac
0.373% due 09/15/2035 •	14	14
0.460% due 10/15/2037 - 10/15/2040 •	9,293	9,337
0.473% due 02/15/2041 •	275	280
0.523% due 04/15/2041 •	82	81
0.543% due 11/15/2036 •	77	78
0.550% due 07/15/2040 •	3,449	3,492
0.610% due 07/15/2041 - 03/15/2042 •	9,061	9,193
0.623% due 04/15/2041 •	678	690
0.650% due 10/27/2025	37,000	36,733
0.800% due 10/28/2026	37,900	37,705
1.000% due 12/15/2040 - 05/25/2047	46,357	46,678
1.250% due 12/15/2044	2,419	2,421
2.174% due 07/15/2035 •	3,527	3,568
2.491% due 12/25/2028	5,520	5,802
2.500% due 09/25/2048	10,789	11,167
2.864% due 10/25/2026	2,925	3,115
3.000% due 10/01/2046 - 05/01/2048	23,145	24,241
3.026% due 04/25/2027	1,739	1,865
3.065% due 08/25/2022	2,554	2,604
3.500% due 06/01/2044 - 10/01/2048	1,744	1,864
4.000% due 09/01/2048 - 05/01/2049	18,477	19,681
4.500% due 10/01/2048 - 02/01/2049	8,154	8,782
Ginnie Mae
0.497% due 10/20/2066 •	2	2
0.557% due 08/20/2066 •	5	5
0.580% due 09/20/2065 •	5,047	5,074
0.647% due 07/20/2063 •	2,249	2,261
0.677% due 06/20/2065 •	9,893	9,987
0.707% due 03/20/2065 •	4,185	4,236
0.757% due 12/20/2064 - 06/20/2066 •	14,236	14,352
0.787% due 08/20/2061 •	2	2
0.837% due 09/20/2063 •	280	282
0.857% due 10/20/2063 - 09/20/2065 •	552	560
0.877% due 02/20/2066 •	100	101
0.907% due 05/20/2066 •	4,435	4,515
0.987% due 04/20/2066 •	7,773	7,922
1.007% due 04/20/2066 •	8,007	8,179
1.027% due 07/20/2065 •	325	331
1.057% due 12/20/2066 •	6,323	6,455
1.107% due 01/20/2067 •	6,221	6,380
1.257% due 03/20/2066 •	3,033	3,123
1.500% due 10/20/2045	11,635	11,697
3.500% due 09/20/2045	2,612	2,784
Ginnie Mae, TBA
2.500% due 07/01/2051 - 08/01/2051	120,300	124,337
3.000% due 08/01/2051	38,700	40,367
Tennessee Valley Authority STRIPS 7.125% due 05/01/2030	10,000	14,561
Uniform Mortgage-Backed Security
3.000% due 01/01/2035 - 03/01/2050	30,704	32,343
3.500% due 03/01/2024 - 07/01/2048	34,260	36,399
4.000% due 05/01/2047 - 09/01/2048	10,091	10,773
4.500% due 08/01/2048	9,620	10,354
5.000% due 04/01/2023 - 11/01/2044	2,965	3,327
5.500% due 04/01/2023 - 02/01/2042	1,314	1,516
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2036	35,200	36,257
2.500% due 07/01/2051 - 09/01/2051	539,200	556,221
4.000% due 08/01/2051	10,000	10,658

Total U.S. Government Agencies (Cost $1,243,252)		1,252,221

U.S. TREASURY OBLIGATIONS 29.1%
U.S. Treasury Notes
0.125% due 01/15/2024	98,200	97,621
0.250% due 08/31/2025	34,500	33,814
0.250% due 10/31/2025	103,400	101,114
0.375% due 12/31/2025	36,800	36,109
0.375% due 01/31/2026	44,450	43,566
0.500% due 02/28/2026	63,500	62,549
0.625% due 11/30/2027	12,400	12,006
0.750% due 03/31/2026	196,000	195,150
0.750% due 01/31/2028	234,400	228,256
1.125% due 02/29/2028	42,800	42,680
1.250% due 03/31/2028	64,200	64,463

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

1.250% due 04/30/2028	122,200	122,601
1.375% due 01/31/2022	17,000	17,131
1.375% due 01/31/2025	7,100	7,296
1.500% due 01/15/2023	12,000	12,245
1.500% due 10/31/2024	1,500	1,548
1.500% due 11/30/2024	11,500	11,868
1.750% due 12/31/2024	47,000	48,919
1.750% due 12/31/2026	37,300	38,885
2.000% due 04/30/2024 (g)	9,690	10,122
2.125% due 03/31/2024 (g)	5,600	5,864
2.250% due 12/31/2023	2,840	2,974
2.250% due 04/30/2024 (g)	1,600	1,682
2.250% due 03/31/2026	18,400	19,615
2.500% due 02/28/2026	11,100	11,954

Total U.S. Treasury Obligations (Cost $1,230,866)		1,230,032

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.7%
225 Liberty Street Trust 3.597% due 02/10/2036	1,200	1,308
AREIT Trust 1.144% due 09/14/2036 •	2,500	2,504
Banc of America Commercial Mortgage Trust
3.019% due 07/15/2049	8,184	8,576
3.441% due 09/15/2048	5,882	6,314
Bancorp Commercial Mortgage Trust 1.073% due 03/15/2036 •	578	578
BANK
1.805% due 11/15/2053	6,000	6,082
2.808% due 10/17/2052	1,600	1,723
2.897% due 11/15/2062	3,728	4,035
2.933% due 09/15/2062	10,300	11,106
3.279% due 11/15/2054	5,300	5,742
3.432% due 05/15/2062	2,000	2,207
3.623% due 04/15/2052	2,500	2,786
Benchmark Mortgage Trust
2.888% due 08/15/2057	4,319	4,671
2.957% due 12/15/2062	6,100	6,595
3.780% due 02/15/2051 ~	1,100	1,207
4.232% due 01/15/2052	5,700	6,630
BXMT Ltd. 1.524% due 03/15/2037 •	8,000	8,046
Cantor Commercial Real Estate Lending 2.817% due 11/15/2052	8,300	8,943
CD Mortgage Trust 3.317% due 05/10/2050	3,000	3,219
Citigroup Commercial Mortgage Trust
3.024% due 09/10/2045	3,684	3,738
3.268% due 09/15/2050	3,600	3,865
3.962% due 03/10/2051	4,800	5,334
Commercial Mortgage Trust
2.873% due 08/15/2057	1,700	1,829
3.091% due 10/10/2049	3,700	3,985
3.317% due 09/10/2050	3,100	3,342
3.432% due 08/10/2048	1,423	1,513
3.497% due 05/10/2048	1,500	1,629
3.510% due 09/10/2050	4,200	4,640
3.694% due 08/10/2047	2,200	2,370
3.796% due 08/10/2047	3,250	3,520
3.902% due 07/10/2050	2,200	2,418
4.228% due 05/10/2051	3,800	4,370
Credit Suisse Commercial Mortgage Trust 1.040% due 06/15/2034 •	200	200
Credit Suisse Mortgage Capital Trust 1.423% due 10/15/2037 •	5,300	5,329
CSAIL Commercial Mortgage Trust
2.957% due 09/15/2052	9,031	9,769
3.808% due 11/15/2048	5,600	6,171
DBUBS Mortgage Trust 3.452% due 10/10/2034	6,100	6,507
Extended Stay America Trust 1.155% due 07/15/2038 •(a)	25,900	26,038
GPMT Ltd. 1.333% due 07/16/2035 •	9,100	9,127
GS Mortgage Securities Corp. Trust 3.419% due 10/10/2032	5,000	5,135
GS Mortgage Securities Trust
2.909% due 09/01/2052	7,600	8,226
3.396% due 02/10/2048	2,600	2,803
3.801% due 01/10/2047	3,447	3,596
3.871% due 07/10/2046 ~	7,000	7,313
HPLY Trust 1.073% due 11/15/2036 •	4,474	4,482
Independence Plaza Trust 3.763% due 07/10/2035	3,300	3,503

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust
0.923% due 10/15/2032 •	2,797	2,776
0.923% due 12/15/2036 •	6,000	6,017
JPMBB Commercial Mortgage Securities Trust
3.144% due 06/15/2049	2,900	3,108
3.562% due 12/15/2048	1,316	1,395
3.611% due 05/15/2048	2,000	2,174
3.639% due 11/15/2047	3,000	3,237
3.670% due 09/15/2047	1,778	1,896
3.801% due 08/15/2048	1,500	1,637
JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	3,200	3,475
2.994% due 12/15/2049	300	318
3.242% due 10/15/2050	3,900	4,193
MF1 Multifamily Housing Mortgage Loan Trust 0.974% due 07/15/2036 •	21,700	21,734
Morgan Stanley Bank of America Merrill Lynch Trust 3.306% due 04/15/2048	2,000	2,147
Morgan Stanley Capital Trust
2.606% due 08/15/2049	1,400	1,458
3.067% due 11/15/2052	6,200	6,768
3.587% due 12/15/2050	700	779
3.809% due 12/15/2048	2,000	2,199
PFP Ltd.
1.045% due 04/14/2036 •	3,183	3,186
1.125% due 04/14/2037 •	1,846	1,849
Ready Capital Mortgage Financing LLC 1.092% due 04/25/2038 •	4,500	4,512
SFO Commercial Mortgage Trust 1.223% due 05/15/2038 •	7,100	7,126
UBS Commercial Mortgage Trust
2.866% due 10/15/2052	7,069	7,565
2.987% due 12/15/2052	930	1,010
3.215% due 08/15/2050	4,550	4,902
3.366% due 10/15/2050	2,700	2,908
3.504% due 12/15/2050	8,400	9,106
3.903% due 02/15/2051	3,500	3,868
4.195% due 08/15/2051	1,200	1,348
VMC Finance LLC 1.183% due 06/16/2036 •	4,200	4,212
Wells Fargo Commercial Mortgage Trust
2.651% due 02/15/2053	1,400	1,489
2.652% due 08/15/2049	1,600	1,695
2.788% due 07/15/2048	250	261
2.991% due 02/15/2048	185	192
3.306% due 05/15/2048	199	209
3.311% due 06/15/2052	4,750	5,229
3.395% due 10/15/2050	3,400	3,677
3.461% due 07/15/2058	758	795
3.540% due 05/15/2048	1,500	1,632
4.147% due 06/15/2051	1,400	1,565
Wells Fargo-RBS Commercial Mortgage Trust 3.631% due 11/15/2047	2,000	2,166

Total Non-Agency Mortgage-Backed Securities (Cost $358,278)		368,837

ASSET-BACKED SECURITIES 5.9%
Anchorage Capital CLO Ltd. 1.588% due 10/20/2031 •	11,000	11,016
Apres Static CLO Ltd. 1.254% due 10/15/2028 •	13,271	13,304
Assurant CLO Ltd. 1.438% due 10/20/2029 •	5,200	5,203
Atlas Senior Loan Fund Ltd. 1.618% due 07/20/2032 •	6,500	6,506
Birch Grove CLO Ltd. 0.000% due 06/15/2031 •(a)	1,200	1,200
BlueMountain CLO Ltd. 1.120% due 07/18/2027 •	2,276	2,277
Carrington Mortgage Loan Trust 1.308% due 10/20/2029 •	4,200	4,203
Catamaran CLO Ltd. 1.444% due 04/22/2030 •	14,724	14,734
CLNC Ltd. 1.374% due 08/20/2035 •	10,000	10,007
Columbia Cent CLO Ltd. 1.326% due 10/25/2028 •	5,918	5,926
Denali Capital CLO LLC 1.226% due 10/26/2027 •	1,954	1,957
ECMC Group Student Loan Trust
0.842% due 02/27/2068 •	4,561	4,589
0.892% due 09/25/2068 •	6,026	6,102
1.092% due 01/27/2070 •	11,018	11,191
1.142% due 05/25/2067 •	3,447	3,513
Gallatin CLO Ltd. 1.484% (US0003M + 1.050%) due 07/15/2027 ~	2,885	2,887

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

GPMT Ltd. 1.393% due 02/22/2036 •	5,143	5,145
ICG U.S. CLO Ltd. 1.584% due 10/22/2031 •	10,000	10,021
KKR CLO Ltd. 1.460% due 07/18/2030 •	1,900	1,901
MF1 Ltd. 1.824% due 11/15/2035 •	7,800	7,872
Mountain View CLO LLC 1.274% due 10/16/2029 •	2,000	2,000
Navient Student Loan Trust
0.472% due 03/25/2067 •	3,288	3,289
0.892% due 07/26/2066 •	3,447	3,483
Nelnet Student Loan Trust 0.692% due 03/25/2030 •	1,779	1,791
OCP CLO Ltd. 1.308% due 07/20/2029 •	4,200	4,202
OZLM Ltd. 1.266% due 07/30/2027 •	1,399	1,400
Palmer Square Loan Funding Ltd.
0.000% due 07/20/2029 •(a)	8,500	8,500
1.056% due 11/15/2026 •	1,629	1,629
1.158% due 04/20/2027 •	2,107	2,108
1.888% due 07/20/2028 •	7,291	7,295
Romark CLO Ltd. 0.000% due 10/23/2030 •(a)	4,000	4,000
SBA Tower Trust 3.869% due 10/15/2049 þ	1,700	1,788
Shackleton CLO Ltd.
1.108% due 10/20/2027 •	1,906	1,909
1.318% due 10/20/2028 •	6,416	6,422
SLC Student Loan Trust
0.216% due 05/15/2029 •	2,552	2,538
0.229% due 03/15/2027 •	415	414
1.022% due 11/25/2042 •	835	840
SLM Student Loan Trust
0.296% due 01/25/2027 •	752	750
0.316% due 10/25/2028 •	4,132	4,114
0.589% due 12/15/2027 •	1,189	1,190
0.726% due 01/25/2028 •	768	768
0.776% due 10/25/2029 •	3,024	3,030
STWD Ltd. 1.283% due 04/18/2038 •	10,000	10,016
Telos CLO Ltd. 1.460% due 01/17/2027 •	342	342
TICP CLO Ltd. 1.028% due 04/20/2028 •	2,411	2,411
TPG Real Estate Finance Ltd. 1.274% due 10/15/2034 •	10,700	10,703
Tralee CLO Ltd. 1.298% due 10/20/2028 •	3,351	3,351
Venture CLO Ltd.
1.064% due 07/15/2027 •	1,759	1,761
1.208% due 04/20/2029 •	4,858	4,855
1.238% due 07/20/2030 •	4,100	4,097
Voya CLO Ltd. 1.073% due 04/17/2030 •	7,900	7,901
Wellfleet CLO Ltd. 1.078% due 04/20/2029 •	8,800	8,788
Zais CLO Ltd. 1.334% due 04/15/2028 •	2,163	2,165

Total Asset-Backed Securities (Cost $248,601)		249,404

SOVEREIGN ISSUES 1.1%
Export-Import Bank of Korea 1.875% due 02/12/2025	6,400	6,614
Korea Expressway Corp. 3.625% due 10/22/2021	4,000	4,039
Province of Ontario
2.500% due 04/27/2026	5,000	5,351
3.050% due 01/29/2024	4,000	4,262
3.200% due 05/16/2024	3,750	4,034
Province of Quebec
2.375% due 01/31/2022	4,700	4,760
2.625% due 02/13/2023	10,500	10,900
2.875% due 10/16/2024	1,750	1,877
Qatar Government International Bond
3.375% due 03/14/2024	1,600	1,718
3.875% due 04/23/2023	2,500	2,657

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

Saudi Government International Bond 2.375% due 10/26/2021	500	503

Total Sovereign Issues (Cost $44,979)		46,715

SHORT-TERM INSTRUMENTS 7.4%
U.S. TREASURY BILLS 7.3%
0.052% due 07/13/2021 - 12/16/2021 (b)(c)(g)	309,000	308,977

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.047% due 10/19/2021 (c)(d)	3,200	3,199

Total Short-Term Instruments (Cost $312,173)		312,176

Total Investments in Securities (Cost $4,986,576)		5,048,003

Total Investments 119.3% (Cost $4,986,576)		$5,048,003
Financial Derivative Instruments (f) (0.0)%(Cost or Premiums, net $1,119)		(259)
Other Assets and Liabilities, net (19.3)%		(815,428)

Net Assets 100.0%		$4,232,316

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	RESTRICTED SECURITIES:
Issuer Description					Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				2.572%	06/03/2031	05/26/2020		$6,600	$6,792	0.16%
Oracle Corp.				1.650	03/25/2026	03/22/2021		200	203	0.01

								$6,800	$6,995	0.17%

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond September Futures				09/2021	254	$(37,390)	$(725)		$0	$(123)
U.S. Treasury Ultra Long-Term Bond September Futures				09/2021	129	(24,857)	(1,211)		0	(145)

Total Futures Contracts							$(1,936)		$0	$(268)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.478%	$3,900	$(147)	$228	$81	$1	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.560	900	12	6	18	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.625	3,800	57	14	71	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.700	900	8	7	15	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.741	4,000	14	7	21	0	(1)

						$(56)	$262	$206	$2	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-35 5-Year Index	1.000%	Quarterly		12/20/2025	$8,500	$203	$14	$217	$1	$0
CDX.IG-36 5-Year Index	1.000	Quarterly		06/20/2026	42,100	972	113	1,085	7	0

						$1,175	$127	$1,302	$8	$0

Total Swap Agreements						$1,119	$389	$1,508	$10	$(1)

(g)	Securities with an aggregate market value of $10,402 and cash of $3,038 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	June 30, 2021 (Unaudited)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,024,535	$0	$1,024,535
Industrials	0	283,014	0	283,014
Utilities	0	120,356	0	120,356
Municipal Bonds & Notes
Alabama	0	1,788	0	1,788
California	0	46,812	0	46,812
Florida	0	2,389	0	2,389
Georgia	0	1,109	0	1,109
Hawaii	0	14,539	0	14,539
Idaho	0	6,822	0	6,822
Kansas	0	2,639	0	2,639
Michigan	0	2,647	0	2,647
New York	0	52,275	0	52,275
South Dakota	0	1,149	0	1,149
Texas	0	8,350	0	8,350
Utah	0	3,253	0	3,253
West Virginia	0	10,847	0	10,847
Wisconsin	0	6,094	0	6,094
U.S. Government Agencies	0	1,252,221	0	1,252,221
U.S. Treasury Obligations	0	1,230,032	0	1,230,032
Non-Agency Mortgage-Backed Securities	0	368,837	0	368,837
Asset-Backed Securities	0	249,404	0	249,404
Sovereign Issues	0	46,715	0	46,715
Short-Term Instruments
U.S. Treasury Bills	0	308,977	0	308,977
U.S. Treasury Cash Management Bills	0	3,199	0	3,199

Total Investments	$0	$5,048,003	$0	$5,048,003

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$10	$0	$10

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(269)	$0	$(269)

Total Financial Derivative Instruments	$0	$(259)	$0	$(259)

Totals	$0	$5,047,744	$0	$5,047,744

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 245.6% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Ambac Assurance Corp. 5.100% due 12/31/2099 (f)	$38	$53
Ambac LSNI LLC 6.000% due 02/12/2023 •	136	136

		189

INDUSTRIALS 0.1%
CVS Pass-Through Trust 6.036% due 12/10/2028	980	1,149

Total Corporate Bonds & Notes (Cost $1,166)		1,338

MUNICIPAL BONDS & NOTES 0.3%
TEXAS 0.3%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999 0.000% due 08/01/2034 (e)	7,990	4,199

Total Municipal Bonds & Notes (Cost $5,108)		4,199

U.S. GOVERNMENT AGENCIES 211.8%
Fannie Mae
0.152% due 12/25/2036 - 07/25/2037 •	1,562	1,545
0.200% due 02/25/2043 •(a)	2,832	28
0.222% due 06/25/2032 •	1	1
0.283% due 09/26/2033 •	16	16
0.312% due 07/25/2032 •	114	112
0.452% due 02/25/2033 •	11	10
0.483% due 04/18/2028 - 12/18/2032 •	18	19
0.492% due 06/25/2029 - 04/25/2032 •	51	50
0.509% due 03/01/2035 •	48	48
0.533% due 10/18/2030 •	13	13
0.542% due 06/25/2046 •	1,315	1,326
0.583% due 09/18/2027 •	12	12
0.592% due 06/25/2030 - 11/25/2059 •	18,616	18,869
0.742% due 09/25/2023 •	2	2
0.792% due 10/25/2037 •	2,573	2,639
0.992% due 04/25/2032 •	19	19
1.192% due 05/25/2023 •	2	2
1.328% due 08/01/2042 - 10/01/2044 •	1,045	1,074
1.528% due 10/01/2030 - 09/01/2040 •	177	179
1.546% due 10/25/2046 ~(a)	411	21
1.550% due 11/01/2035 •	265	267
1.556% due 04/25/2046 ~(a)	827	52
1.611% due 07/25/2052 ~(a)	780	36
1.614% due 05/01/2035 •	22	22
1.625% due 04/01/2033 •	70	71
1.627% due 10/01/2031 •	17	17
1.633% due 07/25/2044 ~(a)	1,118	60
1.651% due 03/01/2035 •	19	19
1.658% due 10/01/2023 •	4	4
1.722% due 06/01/2023 •	4	5
1.725% due 03/25/2045 ~(a)	1,653	84
1.729% due 01/25/2045 ~(a)	802	43
1.754% due 02/01/2032 •	43	43
1.771% due 07/25/2044 ~(a)	861	44
1.772% due 11/01/2035 •	4	4
1.785% due 09/01/2035 •	129	135
1.831% due 04/25/2055 ~(a)	1,329	72
1.837% due 01/01/2035 •	27	27
1.841% due 08/25/2044 ~(a)	666	42
1.889% due 08/25/2054 ~(a)	1,496	104
1.896% due 08/25/2055 ~(a)	785	40
1.930% due 03/01/2035 •	10	10
1.945% due 05/01/2035 - 11/01/2035 •	133	135
1.993% due 12/01/2035 •	24	24
2.005% due 07/25/2045 ~(a)	3,470	230
2.011% due 02/01/2034 •	47	49

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

2.032% due 03/01/2025 •	1	1
2.050% due 02/01/2035 •	16	16
2.096% due 05/25/2035 ~	78	80
2.112% due 12/01/2035 •	11	11
2.153% due 07/01/2035 •	64	65
2.180% due 07/01/2035 •	7	7
2.200% due 11/01/2026 •	39	39
2.205% due 11/01/2031 •	10	10
2.208% due 09/01/2035 •	4	4
2.246% due 03/01/2024 •	2	2
2.253% due 11/01/2025 •	2	2
2.260% due 11/01/2025 - 04/01/2030 •	18	18
2.261% due 07/01/2027 •	2	2
2.265% due 05/01/2029 •	8	8
2.273% due 08/01/2035 •	33	34
2.280% due 11/01/2035 •	5	5
2.281% due 09/01/2035 •	81	82
2.287% due 02/01/2036 •	15	15
2.288% due 12/01/2031 •	3	3
2.310% due 09/01/2034 •	66	70
2.343% due 06/01/2032 •	18	19
2.349% due 02/01/2027 •	12	12
2.350% due 05/01/2026 •	1	1
2.358% due 01/25/2031 ~(a)	6,800	962
2.369% due 06/01/2035 •	26	26
2.374% due 09/01/2031 •	7	7
2.376% due 05/01/2027 •	11	11
2.385% due 06/01/2035 •	244	253
2.454% due 05/01/2036 •	39	42
2.475% due 01/01/2030 •	43	43
2.476% due 08/01/2029 •	18	18
2.500% due 06/01/2026 •	3	3
2.503% due 01/01/2026 •	40	40
2.527% due 09/01/2030 - 07/01/2032 •	19	19
2.564% due 07/01/2034 •	111	112
2.576% due 01/25/2022 ~(a)	1,575	14
2.595% due 02/01/2024 •	28	28
2.610% due 12/01/2029 •	2	2
2.625% due 12/01/2023 •	3	3
2.632% due 12/01/2027 •	8	8
2.680% due 04/01/2022	4	4
2.697% due 05/01/2030 •	15	15
2.770% due 04/01/2032 •	3	3
2.990% due 05/01/2036 •	3	3
3.000% due 11/01/2042 - 05/01/2058	17,273	18,525
3.000% due 11/25/2043 - 12/25/2048 (a)	14,361	1,649
3.020% due 09/01/2030 •	5	5
3.092% due 06/01/2030 •	37	37
3.250% due 05/01/2036 •	138	143
3.370% due 01/01/2049 •	5,364	5,606
3.416% due 08/01/2029 •	1	2
3.462% due 02/01/2026 •	7	7
3.500% due 07/01/2026 - 08/01/2026 •	3	3
3.500% due 04/25/2046 (a)	821	37
3.500% due 06/01/2056 - 01/01/2057	22,080	24,026
3.500% due 01/01/2059 (g)	17,568	19,112
3.533% due 11/01/2048 •	2,273	2,382
3.575% due 02/01/2026	9,000	9,602
3.590% due 10/25/2042 •	815	834
3.612% due 12/01/2048 •	5,790	6,059
3.645% due 06/01/2029 •	12	12
3.647% due 05/01/2036 •	2	3
3.684% due 11/01/2028 •	33	33
3.780% due 02/01/2031 •	13	13
3.790% due 01/01/2029	2,500	2,908
3.927% due 11/01/2028 •	23	24
3.945% due 02/01/2025 •	12	12
4.000% due 09/01/2043 - 10/01/2043	324	353
4.000% due 06/25/2044 (a)	169	15
4.015% due 05/01/2036 •	4	4
4.102% due 08/01/2028 •	21	22
4.340% due 06/01/2029 •	1	1
4.485% due 01/01/2028 •	1	1
4.500% due 02/01/2038 - 05/01/2041	77	83
4.500% due 04/01/2059 (g)	17,101	19,164
4.516% due 02/01/2028 •	16	16
4.804% due 02/01/2030 •	57	57
4.931% due 09/01/2034 •	4	4
5.000% due 04/25/2023 - 11/01/2039	249	267
5.051% due 02/01/2031 •	33	34
5.094% due 01/01/2029 •	5	5
5.500% due 12/01/2035 - 11/01/2039	1,808	1,981
5.533% due 02/01/2031 •	21	23
5.711% due 12/01/2030 •	43	44
5.909% due 11/25/2049 •(a)	3,180	623
6.000% due 07/01/2021 - 07/01/2037	401	452

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

6.059% due 07/25/2042 - 08/25/2042 •(a)	10,896	1,538
6.089% due 10/25/2031 þ	1	1
6.300% due 06/25/2031 ~	145	146
6.300% due 10/17/2038	9	9
6.500% due 04/25/2022 - 10/25/2031	713	809
6.500% due 04/25/2038 (a)	177	41
6.850% due 12/18/2027	119	132
7.000% due 06/25/2022 - 09/01/2032	126	136
7.500% due 03/25/2023 - 07/25/2041	310	351
7.800% due 10/25/2022	2	2
7.800% due 06/25/2026 ~	2	2
9.118% due 10/25/2045 •	952	1,018
14.724% due 06/25/2042 •	379	603
Farmer Mac 8.125% due 04/25/2030 «~	72	71
Freddie Mac
0.000% due 08/15/2056 - 10/15/2058 (b)(e)	53,666	47,208
0.273% due 03/15/2031 •	28	28
0.323% due 07/15/2034 •	4	4
0.332% due 07/25/2031 •	40	40
0.342% due 05/25/2031 •	102	101
0.372% due 09/25/2031 •	72	72
0.373% due 06/15/2048 - 12/15/2048 •	5,267	5,292
0.423% due 12/15/2029 •	40	40
0.460% due 10/15/2037 - 10/15/2040 •	11,793	11,846
0.523% due 03/15/2024 - 12/15/2031 •	75	75
0.573% due 02/15/2028 - 03/15/2032 •	9	9
0.610% due 12/15/2046 •	855	863
0.623% due 03/15/2032 - 03/15/2044 •	1,786	1,808
0.642% due 01/25/2050 •	2,889	2,916
0.673% due 08/15/2035 •	397	405
1.023% due 04/15/2031 •	416	425
1.069% due 11/25/2022 ~(a)	27,882	311
1.073% due 06/15/2031 •	29	30
1.273% due 07/15/2027 •	149	152
1.331% due 10/15/2037 ~(a)	305	13
1.588% due 10/15/2037 ~(a)	99	4
1.620% due 05/15/2037 ~(a)	198	10
1.687% due 07/01/2030 •	71	70
1.806% due 10/01/2023 •	30	31
1.860% due 10/15/2041 ~(a)	463	22
1.918% due 08/15/2041 ~(a)	243	12
1.919% due 03/15/2037 ~(a)	277	17
1.996% due 11/15/2038 ~(a)	758	39
2.024% due 02/15/2038 ~(a)	535	26
2.067% due 08/15/2036 ~(a)	442	22
2.075% due 11/15/2036 ~(a)	710	44
2.085% due 04/01/2025 •	1	1
2.125% due 03/01/2033 •	25	25
2.127% due 12/01/2035 •	276	291
2.139% due 06/15/2038 ~(a)	571	38
2.160% due 03/01/2033 •	54	58
2.168% due 10/01/2036 •	43	45
2.188% due 10/01/2035 •	61	64
2.225% due 05/01/2032 •	1	1
2.248% due 10/01/2027 •	4	4
2.250% due 10/01/2024 •	28	28
2.257% due 11/01/2027 •	41	41
2.262% due 01/01/2028 •	13	13
2.325% due 09/01/2026 - 09/01/2027 •	12	12
2.348% due 12/01/2032 •	9	9
2.365% due 10/01/2023 •	7	7
2.368% due 08/01/2027 •	3	3
2.369% due 09/01/2028 •	4	4
2.374% due 03/01/2032 •	4	4
2.375% due 11/01/2027 - 08/01/2029 •	3	3
2.379% due 04/01/2029 •	3	3
2.384% due 11/01/2031 •	1	1
2.389% due 06/01/2024 •	1	1
2.394% due 04/01/2031 •	1	1
2.396% due 07/01/2035 •	142	149
2.407% due 07/01/2028 •	76	76
2.408% due 07/01/2024 •	5	5
2.450% due 11/01/2029 •	193	198
2.460% due 12/01/2026 •	4	4
2.485% due 11/01/2034 •	53	55
2.496% due 06/01/2028 •	9	9
2.500% due 12/15/2027 (a)	2,715	147
2.504% due 08/01/2035 •	24	24
2.512% due 02/01/2031 •	1	1
2.515% due 12/01/2029 - 05/01/2032 •	24	24
2.518% due 02/01/2027 •	47	47
2.536% due 02/01/2029 •	14	14
2.556% due 09/01/2024 •	3	3
2.583% due 08/01/2030 •	1	1
2.585% due 05/01/2032 •	70	70

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

2.639% due 10/01/2027 - 05/01/2032 •	112	112
2.649% due 03/01/2027 •	1	1
2.653% due 07/01/2027 •	5	5
2.688% due 07/01/2030 •	3	3
2.798% due 10/01/2024 •	7	7
2.865% due 02/01/2027 •	11	11
3.000% due 08/15/2032 - 08/01/2046	8,472	8,962
3.000% due 02/15/2033 - 09/15/2048 (a)	5,251	414
3.254% due 04/25/2023 ~	5,123	5,201
3.500% due 12/15/2022 - 09/01/2032	2,282	2,456
3.500% due 08/15/2026 - 08/15/2045 (a)	18,368	2,406
3.625% due 03/01/2029 •	8	8
3.849% due 08/15/2032 ~	16	16
4.000% due 06/01/2029 - 12/01/2048	14,943	16,276
4.000% due 01/15/2046 (a)	6,358	820
4.500% due 03/01/2029 - 06/01/2048	9,629	10,641
5.000% due 05/01/2023 - 07/01/2041	9,575	10,800
5.500% due 12/01/2022 - 06/01/2041	21,107	24,385
6.000% due 10/01/2021 - 05/01/2040	3,655	4,280
6.250% due 12/15/2028	98	110
6.500% due 09/15/2022 - 10/25/2043	1,442	1,669
7.000% due 04/15/2023 - 12/01/2032	52	57
7.000% due 10/25/2023 (a)	4	0
7.500% due 03/01/2022 - 01/15/2030	60	71
7.500% due 08/15/2029 (a)	2	0
7.645% due 05/01/2025	312	349
8.000% due 06/01/2030 - 09/01/2030	1	1
8.500% due 08/01/2024 - 08/01/2027	23	25
9.323% due 12/15/2043 •	2,340	2,886
9.654% due 10/15/2040 •	7	7
12.021% due 05/15/2035 •	3,589	4,497
13.305% due 05/15/2041 •	4,005	5,371
15.631% due 01/15/2035 •	4,986	6,608
Ginnie Mae
0.000% due 03/20/2035 (b)(e)	300	291
0.122% due 06/16/2043 ~(a)	2,676	2
0.986% due 03/16/2051 ~(a)	872	5
1.108% due 01/20/2059 •	392	400
1.122% due 10/20/2058 •	293	300
1.143% due 07/20/2070 - 08/20/2070 •	24,943	26,126
1.343% due 10/20/2070 •	13,408	14,163
1.663% due 09/20/2045 ~(a)	1,426	45
1.712% due 08/20/2045 ~(a)	464	16
1.778% due 06/20/2043 ~(a)	938	45
1.813% due 12/20/2045 ~(a)	818	31
1.841% due 11/20/2045 ~(a)	1,164	53
2.000% (H15T1Y + 1.500%) due 01/20/2022 - 03/20/2026 ~	200	204
2.000% due 01/20/2027 - 02/20/2032 •	348	358
2.125% due 12/20/2027 - 12/20/2032 •	683	712
2.250% (H15T1Y + 1.500%) due 08/20/2021 - 09/20/2026 ~	168	170
2.250% due 08/20/2024 - 07/20/2035 •	3,859	4,026
2.415% due 06/20/2042 ~(a)	1,064	55
2.465% due 06/20/2042 ~(a)	982	44
2.500% (H15T1Y + 1.500%) due 10/20/2025 ~	4	4
2.500% due 03/20/2027 - 10/15/2046	2,720	2,817
2.500% due 07/20/2030 - 01/20/2034 •	1,681	1,786
2.875% (H15T1Y + 1.500%) due 04/20/2022 - 06/20/2026 ~	294	301
2.875% due 04/20/2027 - 04/20/2033 •	2,362	2,459
3.000% due 05/20/2039 - 06/20/2046 (a)	855	42
3.000% due 12/15/2042 - 11/20/2067	15,313	16,117
3.000% due 03/15/2050 (g)	11,501	11,970
3.500% due 11/15/2041 - 02/15/2050	56,433	60,717
3.500% due 08/20/2042 - 09/20/2046 (a)	10,810	1,180
3.500% due 03/20/2047 - 02/20/2048 (g)	21,983	23,539
4.000% due 09/15/2040 - 09/20/2050	72,081	77,815
4.500% due 06/15/2035 - 11/20/2048	21,329	23,505
4.500% due 08/20/2048 - 01/20/2049 (g)	20,080	21,575
5.000% due 03/15/2033 - 12/20/2048	17,862	20,168
5.500% due 09/15/2031 - 03/20/2049	7,908	9,194
6.000% due 09/15/2036 - 12/15/2040	1,132	1,298
6.500% due 10/15/2023 - 07/15/2039	1,631	1,869
7.000% due 09/15/2025 - 09/20/2028	11	11
7.500% due 12/15/2022 - 10/15/2031	31	33
8.000% due 06/15/2024 - 09/15/2031	48	57
8.500% due 06/15/2027 - 01/20/2031	244	259
9.000% due 06/15/2030 - 09/15/2030	22	23
9.133% due 09/20/2045 •	1,736	1,913
Ginnie Mae, TBA
2.000% due 07/01/2051 - 09/01/2051	55,600	56,423
2.500% due 07/01/2051 - 08/01/2051	136,450	141,102
3.000% due 08/01/2051	143,050	149,211
3.500% due 07/01/2051 - 08/01/2051	18,582	19,517
4.000% due 07/01/2051 - 08/01/2051	40,750	43,104
4.500% due 07/01/2051 - 08/01/2051	15,000	15,993
Small Business Administration
5.370% due 04/01/2028	1,121	1,224

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

5.490% due 05/01/2028	1,158	1,270
5.870% due 05/01/2026 - 07/01/2028	944	1,031
6.220% due 12/01/2028	156	175
Uniform Mortgage-Backed Security
2.000% due 11/01/2026 - 04/01/2036	15,190	15,732
2.500% due 01/01/2032 - 04/01/2051	30,943	32,153
3.000% due 05/01/2024 - 06/01/2051	134,900	143,179
3.000% due 02/01/2050 - 06/01/2050 (g)	77,367	82,276
3.500% due 09/01/2025 - 05/01/2050	50,299	54,133
4.000% due 07/01/2025 - 12/01/2048	97,459	106,945
4.000% due 06/01/2049 (g)	26,214	28,342
4.500% due 06/01/2024 - 05/01/2049	22,465	24,861
5.000% due 09/01/2025 - 03/01/2049	7,923	8,781
5.500% due 10/01/2021 - 02/01/2042	11,297	12,970
6.000% due 07/01/2021 - 05/01/2041	13,978	16,353
6.500% due 10/01/2021 - 05/01/2040	6,175	7,107
8.000% due 07/01/2030 - 05/01/2032	13	16
8.500% due 08/01/2037	6	6
9.000% due 11/01/2025	1	2
Uniform Mortgage-Backed Security, TBA
1.500% due 07/01/2036 - 08/01/2051	37,600	37,745
2.000% due 07/01/2036 - 09/01/2051	457,650	450,025
2.500% due 08/01/2036 - 09/01/2051	472,370	488,487
3.000% due 07/01/2036 - 09/01/2051	278,030	290,848
3.500% due 07/01/2036 - 08/01/2051	200,500	212,328
4.000% due 07/01/2036 - 08/01/2051	49,740	52,977
5.000% due 07/01/2036 - 07/01/2051	26,200	28,696
6.000% due 07/01/2051	1,000	1,121
Vendee Mortgage Trust
6.049% due 01/15/2030 ~	136	157
6.500% due 03/15/2029	255	274

Total U.S. Government Agencies (Cost $3,148,945)		3,180,924

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.9%
Adjustable Rate Mortgage Trust 2.712% due 09/25/2035 ^~	301	287
AREIT Trust 2.744% due 04/15/2037 •	4,445	4,479
Banc of America Funding Trust
0.673% due 05/20/2035 ^•	296	280
5.753% due 10/25/2036 ^þ	671	669
5.837% due 01/25/2037 ^þ	608	605
Banc of America Mortgage Trust
2.483% due 07/25/2034 ~	2	2
2.704% due 06/20/2031 ~	70	72
2.787% due 02/25/2036 ^~	174	173
4.122% due 07/20/2032 ~	1	1
Bear Stearns Adjustable Rate Mortgage Trust
2.375% due 01/25/2034 ~	2	2
2.500% due 08/25/2033 ~	144	147
2.711% due 08/25/2033 ~	90	92
2.780% due 11/25/2030 ~	1	1
2.829% due 02/25/2033 ~	2	2
Bear Stearns ALT-A Trust
2.624% due 05/25/2035 ~	181	185
3.089% due 11/25/2036 ^~	521	351
3.115% due 11/25/2036 ~	427	327
3.344% due 11/25/2036 ^~	203	142
Bear Stearns Mortgage Securities, Inc. 2.518% due 06/25/2030 ~	1	1
Bear Stearns Structured Products, Inc. Trust 2.986% due 12/26/2046 ^~	828	728
BellaVista Mortgage Trust 0.593% due 05/20/2045 •	173	127
BX Commercial Mortgage Trust
0.823% due 11/15/2035 •	13,953	13,973
1.373% due 11/15/2035 •	20,300	20,341
Chase Mortgage Finance Trust
3.342% due 09/25/2036 ^~	27	25
6.000% due 07/25/2037	1,735	1,195
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.272% due 05/25/2036 •	91	87
0.342% due 08/25/2035 •	141	146
0.742% due 01/25/2035 ~	270	272
Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •	1	1
2.996% due 08/25/2035 ^~	109	94
3.228% due 09/25/2059 þ	1,933	1,942
Citigroup Mortgage Loan Trust, Inc. 2.220% due 09/25/2035 •	152	159
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	548	550
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	93	62

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Countrywide Alternative Loan Trust
0.262% due 01/25/2037 ^•	0	1
0.293% due 07/20/2046 ^•	381	302
0.352% due 07/25/2046 ^•	1,631	1,114
0.373% due 09/20/2046 •	5,983	4,054
0.442% due 06/25/2047 ^•	2	0
0.472% due 09/25/2046 ^•	3,144	2,960
0.492% due 05/25/2036 •	36	32
0.512% due 05/25/2035 •	605	589
0.532% due 05/25/2035 •	100	93
0.592% due 05/25/2035 •	163	137
0.592% due 09/25/2046 ^•	3,665	3,049
0.592% due 10/25/2046 ^•	461	335
0.652% due 12/25/2035 •	200	199
0.733% due 12/20/2035 •	605	578
0.772% due 10/25/2046 ^•	1,682	1,249
6.250% due 11/25/2036 ^	784	705
Countrywide Home Loan Mortgage Pass-Through Trust
0.432% due 03/25/2036 •	146	94
0.552% due 05/25/2035 •	591	524
0.632% due 02/25/2035 •	90	88
0.672% due 04/25/2035 •	363	345
0.732% due 03/25/2035 •	46	41
0.752% due 02/25/2035 •	371	373
0.772% due 02/25/2035 •	8	8
0.792% due 02/25/2036 ^•	103	56
2.013% due 06/19/2031 ~	4	4
2.125% due 07/19/2031 ~	4	4
2.134% due 09/25/2034 ^~	157	150
2.929% due 02/20/2036 ^~	143	117
2.992% due 08/25/2034 ^~	84	84
3.041% due 09/25/2047 ^~	379	365
3.093% due 11/25/2037 ~	451	449
Credit Suisse First Boston Mortgage Securities Corp.
2.736% due 06/25/2033 ~	8	8
4.953% due 06/25/2032 ~	3	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~	2,002	849
Credit Suisse Mortgage Capital Trust
2.691% due 03/25/2060 ~	5,673	5,753
3.322% due 10/25/2058 ~	1,805	1,819
4.787% due 05/27/2053 ~	4,936	5,435
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 0.192% due 10/25/2036 ^•	9	7
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031	5	5
GreenPoint Mortgage Funding Trust
0.292% due 12/25/2046 ^•	1,799	1,726
0.632% due 04/25/2036 ^•	129	242
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.549% due 10/25/2033 ~	15	15
GSR Mortgage Loan Trust
0.612% due 08/25/2046 •	2,402	1,404
2.118% due 06/25/2034 ~	13	14
2.684% due 04/25/2036 ~	145	119
HarborView Mortgage Loan Trust
0.223% due 03/19/2037 •	278	260
0.533% due 05/19/2046 ^•	586	182
2.313% due 11/19/2034 ~	47	49
2.562% due 08/19/2036 ^~	83	83
2.648% due 07/19/2035 ^~	2	2
3.173% due 08/19/2034 ~	873	876
HomeBanc Mortgage Trust
0.452% due 12/25/2036 •	73	73
0.952% due 08/25/2029 •	173	171
Impac Secured Assets Trust 0.242% due 11/25/2036 •	389	370
IndyMac Adjustable Rate Mortgage Trust 1.762% due 01/25/2032 ~	2	2
IndyMac Mortgage Loan Trust
0.392% due 06/25/2037 ^•	345	183
0.512% due 05/25/2046 •	736	719
0.572% due 04/25/2035 •	60	57
0.572% due 07/25/2035 •	560	545
0.692% due 11/25/2035 ^•	107	76
0.732% due 02/25/2035 •	112	108
2.485% due 01/25/2036 ^~	325	321
2.880% due 12/25/2034 ~	4	4
2.986% due 08/25/2035 ^~	595	549
3.003% due 01/25/2036 ^~	1	1
3.194% due 08/25/2036 ~	10,094	10,006
JP Morgan Mortgage Trust
0.992% due 12/25/2049 •	7,195	7,240
1.042% due 08/25/2049 •	3,650	3,656
3.396% due 10/25/2035 ~	648	623

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Lehman XS Trust 0.412% due 11/25/2046 ^•	1,568	1,360
Luminent Mortgage Trust 0.452% due 12/25/2036 ^•	576	545
MASTR Adjustable Rate Mortgages Trust
0.572% due 05/25/2037 •	413	238
0.692% due 05/25/2047 ^•	1,620	2,974
0.772% due 05/25/2047 ^•	2,051	2,465
MASTR Reperforming Loan Trust 7.000% due 08/25/2034	83	72
MASTR Seasoned Securitization Trust 2.488% due 10/25/2032 ~	160	165
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.773% due 11/15/2031 •	165	169
0.953% due 11/15/2031 •	20	20
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.513% due 12/15/2030 •	234	229
0.553% due 06/15/2030 •	169	170
Merrill Lynch Alternative Note Asset Trust 0.392% due 03/25/2037 •	1,004	389
Merrill Lynch Mortgage Investors Trust
0.885% due 10/25/2028 •	15	15
1.834% due 01/25/2029 ~	1,137	1,107
1.991% due 04/25/2035 ~	6	6
Morgan Stanley Mortgage Loan Trust
0.602% due 02/25/2047 •	943	460
2.349% due 07/25/2035 ^~	520	486
Mortgage Equity Conversion Asset Trust
0.550% due 02/25/2042 •	2,686	2,574
0.570% due 01/25/2042 •	18,570	17,614
0.580% due 05/25/2042 •	8,060	7,732
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	10,702	11,168
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.000% due 02/19/2030 ~	156	160
Prime Mortgage Trust 0.492% due 02/25/2034 •	14	14
Residential Accredit Loans, Inc. Trust
0.632% due 05/25/2046 ^•	482	426
3.188% due 08/25/2035 ^~	508	278
Residential Funding Mortgage Securities, Inc. Trust 3.148% due 09/25/2035 ^~	761	576
Sequoia Mortgage Trust
0.733% due 04/19/2027 •	18	18
0.793% due 10/19/2026 •	12	12
0.853% due 10/20/2027 •	144	142
1.984% due 01/20/2047 ^~	400	305
Structured Adjustable Rate Mortgage Loan Trust
0.827% due 06/25/2034 •	333	322
1.671% due 10/25/2037 ^•	1,033	1,051
2.646% due 07/25/2034 ~	19	20
2.848% due 11/25/2035 ^~	373	352
2.925% due 08/25/2035 ~	9	8
2.978% due 01/25/2035 ~	240	243
2.978% due 07/25/2035 ^~	26	25
Structured Asset Mortgage Investments Trust
0.352% due 03/25/2037 •	80	33
0.472% due 06/25/2036 •	121	122
0.512% due 05/25/2036 •	663	580
0.552% due 05/25/2045 •	761	761
0.593% due 07/19/2035 •	1,050	1,040
0.692% due 08/25/2036 ^•	3,106	2,851
0.753% due 09/19/2032 •	482	481
0.753% due 10/19/2034 •	80	79
0.793% due 03/19/2034 •	308	312
Structured Asset Mortgage Investments, Inc. 6.750% due 05/02/2030 ~	51	2
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.337% due 06/25/2033 ~	3	3
TBW Mortgage-Backed Trust
6.015% due 07/25/2037 þ	1,792	1,038
6.130% due 01/25/2037 ^þ	1,062	528
6.470% due 09/25/2036 ^þ	9,085	621
Thornburg Mortgage Securities Trust 1.919% due 06/25/2043 ~	298	298
WaMu Mortgage Pass-Through Certificates Trust
0.612% due 11/25/2045 •	579	570
0.672% due 10/25/2045 •	51	51
0.732% due 01/25/2045 •	141	140
0.732% due 07/25/2045 •	23	23
0.752% due 01/25/2045 •	576	574
0.956% due 11/25/2046 •	186	175
1.092% due 07/25/2044 •	73	74
1.116% due 02/25/2046 •	671	676
1.142% due 12/25/2045 •	781	635
1.316% due 11/25/2042 •	28	27

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

1.516% due 06/25/2042 •	133	132
1.516% due 08/25/2042 •	258	255
1.593% due 01/25/2047 •	790	785
2.409% due 03/25/2034 ~	4	4
2.716% due 04/25/2037 ^~	651	620
2.730% due 12/25/2036 ^~	602	595
2.746% due 09/25/2033 ~	75	76
2.888% due 12/25/2035 ~	146	148
2.911% due 08/25/2033 ~	169	175
Washington Mutual Mortgage Pass-Through Certificates Trust
0.592% due 07/25/2046 ^•	27	70
3.044% due 11/25/2030 ~	96	98
6.268% due 07/25/2036 þ	2,401	857
Wells Fargo Commercial Mortgage Trust 1.890% due 10/15/2045 ~(a)	32,614	502
Wells Fargo Mortgage-Backed Securities Trust 2.650% due 07/25/2034 ~	11	11

Total Non-Agency Mortgage-Backed Securities (Cost $175,312)		179,106

ASSET-BACKED SECURITIES 21.2%
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	714	574
ACE Securities Corp. Home Equity Loan Trust
0.212% due 10/25/2036 •	152	81
0.752% due 11/25/2035 •	730	736
0.792% due 08/25/2030 •	1	1
1.142% due 07/25/2034 •	325	326
AFC Home Equity Loan Trust 0.902% due 06/25/2029 •	160	129
Amortizing Residential Collateral Trust 0.792% due 10/25/2031 •	117	115
AMRESCO Residential Securities Corp. Mortgage Loan Trust
0.722% due 09/25/2028 •	40	40
1.032% due 06/25/2029 •	181	178
Anchorage Capital CLO Ltd. 1.234% due 07/15/2030 •	4,100	4,097
Apidos CLO 0.000% due 07/17/2030 •	9,000	8,993
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.827% due 10/25/2035 •	6,662	6,671
Asset-Backed Funding Certificates Trust
0.792% due 06/25/2034 •	142	140
1.112% due 03/25/2032 •	236	237
Asset-Backed Securities Corp. Home Equity Loan Trust
0.172% due 05/25/2037 •	1	1
0.593% due 06/15/2031 •	183	177
1.037% due 09/25/2034 •	1,729	1,732
Atrium Corp. 1.014% due 04/22/2027 •	2,264	2,265
Bayview Financial Acquisition Trust 0.445% due 05/28/2037 •	1,027	926
Bear Stearns Asset-Backed Securities Trust
0.892% due 09/25/2046 •	745	732
1.067% due 02/25/2034 •	362	360
1.292% due 10/25/2032 •	64	65
1.592% due 11/25/2042 •	213	211
2.972% due 06/25/2043 ~	12	13
Brookside Mill CLO Ltd. 1.010% due 01/17/2028 •	1,511	1,510
Cathedral Lake CLO Ltd. 1.034% due 07/16/2029 •	8,400	8,401
CDC Mortgage Capital Trust 1.142% due 01/25/2033 •	158	160
Centex Home Equity Loan Trust
0.392% due 01/25/2032 •	80	78
0.942% due 01/25/2032 •	219	226
Chase Funding Trust
0.692% due 07/25/2033 •	21	20
0.732% due 08/25/2032 •	382	369
0.752% due 11/25/2032 •	176	175
CIFC Funding Ltd.
1.036% due 10/25/2027 •	3,626	3,630
1.038% due 10/24/2030 •	6,900	6,902
CIT Group Home Equity Loan Trust
0.632% due 06/25/2033 •	14	14
1.067% due 12/25/2031 •	224	223
CIT Mortgage Loan Trust 1.442% due 10/25/2037 •	2,700	2,729
Citigroup Global Markets Mortgage Securities, Inc.
1.442% due 01/25/2032 •	314	319
6.930% due 08/25/2028	15	15
Citigroup Mortgage Loan Trust 0.152% due 07/25/2045 •	178	153
Citigroup Mortgage Loan Trust, Inc. 0.497% due 08/25/2036 •	1,747	1,742

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Columbia Cent CLO Ltd. 1.326% due 10/25/2028 •	12,132	12,148
Conseco Finance Home Equity Loan Trust 1.573% due 05/15/2032 •	30	30
Countrywide Asset-Backed Certificates
0.232% due 07/25/2037 •	1,172	1,111
0.292% due 09/25/2037 •	639	598
1.092% due 09/25/2032 •	1,283	1,269
Countrywide Asset-Backed Certificates Trust 0.992% due 10/25/2047 •	1,107	1,103
Credit Suisse First Boston Mortgage Securities Corp.
0.832% due 08/25/2032 •	120	118
0.952% due 05/25/2044 •	16	16
Credit-Based Asset Servicing & Securitization LLC 1.192% due 04/25/2032 •	12	12
Credit-Based Asset Servicing & Securitization Trust 0.162% due 01/25/2037 ^•	287	118
Delta Funding Home Equity Loan Trust 0.893% due 09/15/2029 •	11	10
Ellington Loan Acquisition Trust
1.142% due 05/25/2037 •	1,330	1,338
1.192% due 05/25/2037 •	579	581
EMC Mortgage Loan Trust 0.832% due 05/25/2040 •	172	171
Encore Credit Receivables Trust 0.782% due 07/25/2035 •	2,947	2,908
EquiFirst Mortgage Loan Trust 0.572% due 01/25/2034 •	94	92
FIRSTPLUS Home Loan Owner Trust 7.670% due 05/10/2024 þ	397	50
Fremont Home Loan Trust 0.332% due 08/25/2036 •	6,832	2,997
Galaxy CLO Ltd. 1.058% due 10/15/2030 •	7,900	7,902
Gallatin CLO Ltd.
1.236% due 01/21/2028 •	7,249	7,251
1.484% (US0003M + 1.050%) due 07/15/2027 ~	5,131	5,134
GE-WMC Mortgage Securities Trust 0.172% due 08/25/2036 •	39	23
GMAC Mortgage Corp. Home Equity Loan Trust 0.572% due 01/25/2029 •	20	19
GSAMP Trust
0.232% due 12/25/2036 •	1,073	693
0.392% due 10/25/2036 ^•	7,572	175
0.892% due 02/25/2033 •	119	114
Home Equity Mortgage Loan Asset-Backed Trust 0.312% due 04/25/2037 •	808	701
IMC Home Equity Loan Trust
7.520% due 08/20/2028	9	9
JP Morgan Mortgage Acquisition Trust
0.252% due 08/25/2036 •	40	22
0.352% due 03/25/2037 •	234	233
LCM LP 1.228% due 10/20/2027 •	1,001	1,001
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ	4,244	4,284
Long Beach Mortgage Loan Trust
0.652% due 10/25/2034 •	62	60
1.142% due 10/25/2034 •	416	411
1.517% due 03/25/2032 •	288	286
Marathon CLO Ltd. 1.019% due 11/21/2027 •	886	887
MASTR Asset-Backed Securities Trust 0.842% due 12/25/2034 ^•	574	566
Merrill Lynch Mortgage Investors Trust
0.212% due 10/25/2037 ^•	1,438	625
0.252% due 09/25/2037 •	220	127
0.812% due 06/25/2035 •	236	234
MESA Trust 0.892% due 12/25/2031 •	151	150
MidOcean Credit CLO
0.000% due 01/29/2030 •	4,400	4,397
1.205% due 02/20/2031 •	5,800	5,800
Morgan Stanley Mortgage Loan Trust
0.452% due 04/25/2037 •	243	108
5.750% due 04/25/2037 ^~	578	378
6.000% due 02/25/2037 ^~	950	742
Mountain View CLO LLC 1.274% due 10/16/2029 •	6,200	6,200
Mountain View CLO Ltd. 1.008% due 10/13/2027 •	2,940	2,940
Nassau Ltd. 1.334% due 10/15/2029 •	8,000	7,988
NovaStar Mortgage Funding Trust 0.222% due 03/25/2037 •	1,943	1,484

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

OCP CLO Ltd. 0.996% due 10/26/2027 •	2,234	2,235
Option One Mortgage Loan Trust
0.232% due 01/25/2037 •	613	429
0.872% due 02/25/2035 •	2,879	2,871
Option One Mortgage Loan Trust Asset-Backed Certificates 0.782% due 11/25/2035 •	399	396
OZLM Ltd.
1.236% due 04/30/2027 •	1,086	1,086
1.266% due 07/30/2027 •	3,498	3,499
Palmer Square Loan Funding Ltd.
1.056% due 11/15/2026 •	993	993
1.158% due 04/20/2027 •	2,360	2,361
Renaissance Home Equity Loan Trust
0.812% due 11/25/2034 •	163	159
0.852% due 12/25/2032 •	19	19
0.972% due 08/25/2033 •	213	210
1.292% due 08/25/2032 •	333	334
Residential Asset Mortgage Products Trust
0.692% due 03/25/2036 •	115	114
1.037% due 09/25/2035 •	1,829	1,817
Residential Asset Securities Corp. Trust 0.672% due 06/25/2033 •	60	56
Residential Mortgage Loan Trust 1.592% due 09/25/2029 •	30	30
Romark CLO Ltd. 0.000% due 10/23/2030 •(c)	33,700	33,700
SACO Trust 0.612% due 06/25/2036 ^•	49	48
Saxon Asset Securities Trust 0.772% due 12/26/2034 •	50	50
Securitized Asset-Backed Receivables LLC Trust 0.152% due 12/25/2036 ^•	2,254	763
SLM Student Loan Trust
1.319% due 12/15/2033 •	2,227	2,232
1.676% due 04/25/2023 •	10,119	10,214
SMB Private Education Loan Trust 0.931% due 09/15/2037 •	10,000	10,077
Sound Point CLO Ltd. 1.073% due 01/23/2029 •	6,000	6,000
Soundview Home Loan Trust 0.152% due 11/25/2036 •	67	27
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ	684	688
Structured Asset Investment Loan Trust
1.022% due 06/25/2035 •	11,234	11,069
1.067% due 09/25/2034 •	439	438
1.367% due 12/25/2034 •	976	993
1.517% due 04/25/2034 •	27	28
Structured Asset Securities Corp. Trust 0.782% due 09/25/2035 •	769	755
Symphony CLO Ltd. 1.064% due 04/15/2028 •	1,796	1,800
TICP CLO Ltd. 1.028% due 04/20/2028 •	6,628	6,633
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	12,193	12,638
Tralee CLO Ltd.
1.298% due 10/20/2028 •	7,686	7,688
1.508% due 07/20/2029 •	12,206	12,213
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	387	364
UPS Capital Business Credit 2.345% due 04/15/2026 •	75	2
Utah State Board of Regents 0.842% due 01/25/2057 •	9,197	9,151
Venture CLO Ltd.
1.004% due 04/15/2027 •	2,274	2,274
1.064% due 04/15/2027 •	8,474	8,459
1.064% due 07/15/2027 •	2,361	2,364
1.165% due 08/28/2029 •	9,000	9,001
1.223% due 04/20/2032 •	4,000	4,001
Wellfleet CLO Ltd. 1.078% due 04/20/2029 •	2,900	2,896
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 1.037% due 04/25/2034 •	410	408
Wind River CLO Ltd. 1.054% due 10/15/2027 •	261	261

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Zais CLO Ltd. 1.334% due 04/15/2028 •	3,354	3,359

Total Asset-Backed Securities (Cost $327,343)		318,283

SHORT-TERM INSTRUMENTS 0.3%
U.S. TREASURY BILLS 0.1%
0.012% due 07/06/2021 (d)(e)	1,087	1,087

U.S. TREASURY CASH MANAGEMENT BILLS 0.2%
0.031% due 09/07/2021 (d)(e)(j)	3,064	3,064

Total Short-Term Instruments (Cost $4,151)		4,151

Total Investments in Securities (Cost $3,662,025)		3,688,001

	SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III	1,008,057	9,940

Total Short-Term Instruments (Cost $9,940)		9,940

Total Investments in Affiliates (Cost $9,940)		9,940

Total Investments 246.3% (Cost $3,671,965)		$3,697,941
Financial Derivative Instruments (h)(i) 0.3%(Cost or Premiums, net $(3,681))		5,475
Other Assets and Liabilities, net (146.6)%		(2,201,804)

Net Assets 100.0%		$1,501,612

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

CSN	0.050%	06/14/2021	07/14/2021	$(55,684)	$(55,685)
IND	0.050	06/14/2021	07/14/2021	(107,507)	(107,510)
0.070	06/21/2021	07/14/2021	(18,701)	(18,701)
TDM	0.080	06/24/2021	07/14/2021	(3,925)	(3,925)

Total Reverse Repurchase Agreements	$(185,821)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2036	$21,000	$(21,647)	$(21,661)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2051	24,000	(24,754)	(24,778)
Uniform Mortgage-Backed Security, TBA	5.500	07/01/2051	2,300	(2,551)	(2,563)

Total Short Sales (3.3)%	$(48,952)	$(49,002)

(g)	Securities with an aggregate market value of $190,898 and cash of $8 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(264,426) at a weighted average interest rate of 0.076%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2021	1,749	$(215,879)	$504	$0	$(109)
U.S. Treasury 10-Year Note September Futures	09/2021	114	(15,105)	(87)	0	(27)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	209	(40,272)	(1,963)	0	(235)

Total Futures Contracts	$(1,546)	$0	$(371)

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day USD-Federal Funds Rate Compounded-OIS	0.200%	Annual	04/29/2023	$50,800	$2	$37	$39	$0	$(3)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	80,600	128	1,619	1,747	0	(50)
Receive (1)	3-Month USD-LIBOR	0.834	Semi-Annual	08/10/2026	13,000	0	107	107	0	(9)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	14,840	(272)	(448)	(720)	17	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	84,900	(3,509)	(2,082)	(5,591)	226	0
Pay(1)	3-Month USD-LIBOR	1.850	Semi-Annual	09/07/2031	4,080	0	150	150	12	0
Pay(1)	3-Month USD-LIBOR	1.800	Semi-Annual	09/13/2031	4,080	0	130	130	12	0
Pay(1)	3-Month USD-LIBOR	1.850	Semi-Annual	09/22/2031	5,600	0	202	202	16	0
Pay(1)	3-Month USD-LIBOR	1.950	Semi-Annual	10/04/2031	2,720	0	122	122	8	0

Total Swap Agreements	$(3,651)	$(163)	$(3,814)	$291	$(62)

Cash of $11,726 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(1)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.140%	08/23/2021	11,500	$107	$28
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	11/01/2021	91,600	64	197
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.360	08/02/2021	33,700	205	474
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	09/03/2021	29,000	549	59
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.860	08/19/2021	5,600	117	8
CLY	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	09/20/2021	6,800	139	19
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.470	11/01/2021	91,600	64	197
Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.520	11/01/2021	97,000	75	178
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	09/20/2021	6,800	129	19
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.950	09/30/2021	19,400	407	45
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850	09/20/2021	13,500	283	37
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.350	03/01/2022	188,700	184	299
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400	04/01/2022	188,700	215	358
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	05/02/2022	188,700	223	378
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.680	08/12/2021	17,500	245	52
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.738	08/12/2021	11,000	158	23
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.800	09/09/2021	29,000	551	82

$3,715	$2,453

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	$60.000	08/05/2021	100,000	$4	$0
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 08/01/2051	70.000	08/05/2021	74,600	3	0
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	71.000	08/05/2021	112,400	4	0
Put - OTC Ginnie Mae, TBA 3.000% due 08/01/2051	72.000	08/05/2021	140,000	5	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.664	07/07/2021	15,000	84	2

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	70.000	08/05/2021	216,000	8	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.156	08/05/2021	5,000	47	15
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	5,000	47	20
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	69.000	09/07/2021	50,000	2	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	71.000	08/05/2021	40,000	2	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.234	08/05/2021	11,000	63	41
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	72.000	08/05/2021	127,000	5	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2051	75.000	08/05/2021	3,000	0	0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.641	07/07/2021	5,000	28	1

$302	$79

Total Purchased Options	$4,017	$2,532

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.590%	08/23/2021	11,500	$(40)	$(3)
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	09/03/2021	37,700	(219)	(8)
CBK	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.360	08/19/2021	5,600	(39)	(1)
CLY	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	09/20/2021	8,800	(62)	(3)
FAR	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	09/20/2021	8,800	(51)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.450	09/30/2021	25,300	(182)	(8)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.410	07/19/2021	6,000	(38)	(21)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.910	07/19/2021	6,000	(38)	(1)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.350	09/20/2021	17,600	(129)	(6)
MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.720	11/01/2021	192,300	(725)	(187)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	11,200	(86)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.776	07/07/2021	3,700	(27)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880	08/12/2021	35,000	(252)	(33)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.888	08/12/2021	22,000	(194)	(20)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	09/09/2021	37,800	(218)	(12)

$(2,300)	$(306)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	15,500	$(68)	$(14)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.297	08/05/2021	11,500	(41)	(17)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.797	08/05/2021	11,500	(35)	(15)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	5,000	(26)	(8)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	6,400	(21)	(18)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	9,000	(56)	(33)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	9,000	(39)	(49)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	22,500	(72)	(37)
Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	20,500	(69)	(35)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.844	07/07/2021	18,500	(41)	(4)

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	10,000	(63)	(16)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	10,000	(62)	(19)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.313	09/07/2021	7,000	(22)	(28)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.047	07/07/2021	3,500	(12)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	104.047	07/07/2021	3,500	(6)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	6,400	(22)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	22,000	(69)	(30)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	6,400	(13)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.141	08/05/2021	7,000	(12)	(11)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	6,000	(18)	(10)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	7,000	(21)	(16)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.375	07/07/2021	2,500	(11)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.547	07/07/2021	5,300	(21)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.609	07/07/2021	16,000	(68)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.672	07/07/2021	5,000	(21)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	100.219	07/07/2021	4,000	(24)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.203	07/07/2021	17,000	(62)	(29)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.219	07/07/2021	4,000	(20)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.375	07/07/2021	2,500	(7)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.422	07/07/2021	4,000	(17)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.547	07/07/2021	2,300	(5)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.641	07/07/2021	10,000	(32)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.645	07/07/2021	11,000	(36)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.766	07/07/2021	4,000	(13)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	10,000	(62)	(16)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.188	08/05/2021	4,500	(15)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	23,000	(99)	(43)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.688	08/05/2021	11,000	(35)	(25)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.938	08/05/2021	3,000	(10)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.188	08/05/2021	4,500	(7)	(16)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.406	08/05/2021	23,000	(52)	(61)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.281	09/07/2021	8,000	(39)	(32)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.281	09/07/2021	14,000	(39)	(59)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.297	09/07/2021	7,000	(24)	(29)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.328	09/07/2021	12,000	(38)	(48)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.164	07/07/2021	5,500	(21)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.211	07/07/2021	5,000	(19)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.375	07/07/2021	5,000	(16)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.703	08/05/2021	4,500	(9)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.801	08/05/2021	4,000	(18)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.078	08/05/2021	4,000	(18)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.102	08/05/2021	2,000	(9)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.344	08/05/2021	5,500	(19)	(8)

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.586	08/05/2021	3,000	(11)	(6)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.609	08/05/2021	10,000	(31)	(19)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	101.844	09/07/2021	4,500	(13)	(12)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	103.844	09/07/2021	4,500	(6)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.258	08/05/2021	3,000	(9)	(6)

$(1,744)	$(847)

Total Written Options	$(4,044)	$(1,153)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

UAG	Merrill Lynch Mortgage Trust 5.603% due 06/12/2043 «	(1.080)%	Monthly	06/12/2043	$3,560	$0	$3,198	$3,198	$0

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Structured Asset Investment Loan Trust 4.354% due 11/25/2034	1.950%	Monthly	11/25/2034	$3	$(3)	$3	$0	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPS	Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.230%	Quarterly	07/06/2021	$160,000	$0	$248	$248	$0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.230	Quarterly	07/08/2021	80,000	0	122	122	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	07/19/2021	30,000	0	32	32	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	08/05/2021	100,000	0	87	87	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.215	Quarterly	08/10/2021	35,000	0	45	45	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.233	Quarterly	08/17/2021	70,000	0	72	72	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.233	Quarterly	08/18/2021	210,000	0	215	215	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.233	Quarterly	08/19/2021	35,000	0	35	35	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	09/03/2021	40,000	0	24	24	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	09/16/2021	195,000	0	95	95	0
Receive	3-Month MTGEFNCL versus USSW10 Index Spread	0.260	Quarterly	09/17/2021	95,000	0	46	46	0

$0	$1,021	$1,021	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Pay	IOS.FN.650.67 Index	443,510	0.073% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/12/2038	$2,883	$0	$19	$19	$0

Total Swap Agreements	$(3)	$4,241	$4,238	$0

(j)

Securities with an aggregate market value of $1,049 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$189	$0	$189
Industrials	0	1,149	0	1,149
Municipal Bonds & Notes
Texas	0	4,199	0	4,199
U.S. Government Agencies	0	3,180,853	71	3,180,924
Non-Agency Mortgage-Backed Securities	0	179,106	0	179,106
Asset-Backed Securities	0	318,283	0	318,283
Short-Term Instruments
U.S. Treasury Bills	0	1,087	0	1,087
U.S. Treasury Cash Management Bills	0	3,064	0	3,064

	$0	$3,687,930	$71	$3,688,001
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,940	$0	$0	$9,940

Total Investments	$9,940	$3,687,930	$71	$3,697,941

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(49,002)	$0	$(49,002)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	291	0	291
Over the counter	0	3,572	3,198	6,770

	$0	$3,863	$3,198	$7,061
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(433)	0	(433)
Over the counter	0	(1,153)	0	(1,153)

	$0	$(1,586)	$0	$(1,586)

Total Financial Derivative Instruments	$0	$2,277	$3,198	$5,475

Totals	$9,940	$3,641,205	$3,269	$3,654,414

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Municipal Portfolio	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.4% ¤
CORPORATE BONDS & NOTES 1.6%
INDUSTRIALS 1.6%
Northwell Healthcare, Inc. 4.260% due 11/01/2047	$2,000	$2,369

Total Corporate Bonds & Notes (Cost $2,039)		2,369

MUNICIPAL BONDS & NOTES 88.8%
ARIZONA 1.1%
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 5.000% due 07/01/2044	1,250	1,579

CALIFORNIA 6.1%
California Educational Facilities Authority Revenue Bonds, Series 2016 5.000% due 06/01/2046	1,500	2,365
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,270	1,590
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,240	1,297
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2027	1,000	1,269
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	1,900	2,232
Sonoma County, California Revenue Bonds, Series 2010 6.000% due 12/01/2029	140	170

		8,923

COLORADO 0.8%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 11/15/2038	1,000	1,196

CONNECTICUT 5.3%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2033	1,000	1,315
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2035	2,500	3,089
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 07/01/2047	3,000	3,374

		7,778

FLORIDA 7.2%
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	1,000	1,261
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,500	1,735
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2048	2,500	2,907
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	1,000	1,156
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,209
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047	2,000	2,259

		10,527

HAWAII 1.3%
Hawaii Airports System State Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,828

ILLINOIS 7.9%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,450
5.250% due 01/01/2028	2,000	2,292
Illinois Finance Authority Revenue Bonds, Series 2011 6.000% due 08/15/2041	1,200	1,208

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2021 (Unaudited)

Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	900	1,163
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2025	2,000	2,357
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 4.000% due 01/01/2038	905	1,072

		11,542

LOUISIANA 1.2%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2040	1,500	1,783

MASSACHUSETTS 1.7%
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2045	1,000	1,271
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 5.000% due 09/01/2059	1,000	1,240

		2,511

MICHIGAN 5.0%
Michigan Finance Authority Revenue Bonds, Series 2013 4.000% due 12/01/2038	2,000	2,396
Michigan State University Revenue Bonds, Series 2019 4.000% due 02/15/2039	3,000	3,534
Michigan Trunk Line State Revenue Bonds, Series 2020 5.000% due 11/15/2031	1,000	1,347

		7,277

MINNESOTA 2.1%
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	3,097

NEVADA 1.5%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	2,000	2,198

NEW HAMPSHIRE 1.1%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020 5.000% due 08/01/2059	1,000	1,616

NEW JERSEY 2.4%
New Jersey Economic Development Authority Revenue Bonds, Series 2017 5.000% due 06/15/2034	1,000	1,208
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2038	1,000	1,187
4.000% due 06/15/2050	1,000	1,162

		3,557

NEW YORK 11.4%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2042	1,130	1,300
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
5.000% due 05/01/2038	1,000	1,252
5.000% due 08/01/2042	6,100	7,633
New York Liberty Development Corp. Revenue Bonds, Series 2011 5.750% due 11/15/2051	2,000	2,039
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 10/01/2048	500	803
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 07/01/2042	1,000	1,282
New York State Urban Development Corp. Revenue Bonds, Series 2019 4.000% due 03/15/2045	2,000	2,348

		16,657

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009 6.449% due 02/15/2044	250	373

PENNSYLVANIA 9.8%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2020 3.532% due 06/01/2042	2,000	2,057
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2039	2,500	2,833
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2041	3,000	3,439
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	550	693

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2021 (Unaudited)

Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2040	1,000	1,228
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	3,250	4,046

		14,296

TENNESSEE 3.4%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010 6.568% due 07/01/2037	1,000	1,498
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2025	3,000	3,455

		4,953

TEXAS 15.4%
Houston, Texas Combined Utility System Revenue Bonds, Series 2018 5.000% due 11/15/2043	3,000	3,785
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 5.000% due 05/15/2039	1,500	1,806
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 4.000% due 08/15/2040	1,550	1,764
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2043	2,500	3,062
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007 5.500% due 08/01/2027	2,000	2,511
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	1,000	1,173
Texas Water Development Board Revenue Bonds, Series 2019 4.000% due 10/15/2049	3,000	3,566
Texas Water Development Board Revenue Bonds, Series 2020 4.000% due 04/15/2051	2,500	2,993
University of Houston, Texas Revenue Bonds, Series 2017 4.000% due 02/15/2039	1,690	1,896

		22,556

WASHINGTON 2.6%
Washington State General Obligation Bonds, Series 2018 5.000% due 02/01/2042	3,000	3,720

WISCONSIN 1.2%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	1,500	1,713

Total Municipal Bonds & Notes (Cost $116,398)		129,680

Total Investments in Securities (Cost $118,437)		132,049

	SHARES
INVESTMENTS IN AFFILIATES 8.2%
SHORT-TERM INSTRUMENTS 8.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%
PIMCO Short-Term Floating NAV Portfolio III	1,211,260	11,944

Total Short-Term Instruments (Cost $11,937)		11,944

Total Investments in Affiliates (Cost $11,937)		11,944

Total Investments 98.6% (Cost $130,374)		$143,993
Other Assets and Liabilities, net 1.4%		2,112

Net Assets 100.0%		$146,105

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$2,369	$0	$2,369
Municipal Bonds & Notes
Arizona	0	1,579	0	1,579
California	0	8,923	0	8,923
Colorado	0	1,196	0	1,196
Connecticut	0	7,778	0	7,778
Florida	0	10,527	0	10,527
Hawaii	0	1,828	0	1,828
Illinois	0	11,542	0	11,542
Louisiana	0	1,783	0	1,783
Massachusetts	0	2,511	0	2,511
Michigan	0	7,277	0	7,277
Minnesota	0	3,097	0	3,097
Nevada	0	2,198	0	2,198
New Hampshire	0	1,616	0	1,616
New Jersey	0	3,557	0	3,557
New York	0	16,657	0	16,657
Ohio	0	373	0	373
Pennsylvania	0	14,296	0	14,296
Tennessee	0	4,953	0	4,953
Texas	0	22,556	0	22,556
Washington	0	3,720	0	3,720
Wisconsin	0	1,713	0	1,713

	$0	$132,049	$0	$132,049
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,944	$0	$0	$11,944

Total Investments	$11,944	$132,049	$0	$143,993

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Real Return Portfolio	June 30, 2021 (Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 171.3% ¤
U.S. TREASURY OBLIGATIONS 170.1%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2023	$4,557	$4,762
0.125% due 04/15/2026	2,138	2,327
0.125% due 01/15/2030	5,168	5,677
0.125% due 01/15/2031 (b)	2,708	2,982
0.250% due 01/15/2025	34	37
0.250% due 02/15/2050	291	330
0.375% due 07/15/2025	669	735
0.375% due 01/15/2027	5,858	6,487
0.500% due 04/15/2024 (b)	10,586	11,413
0.625% due 07/15/2021	1,777	1,784
0.625% due 04/15/2023 (b)	9,459	10,007
0.625% due 01/15/2024	995	1,072
0.625% due 02/15/2043	348	417
0.750% due 07/15/2028	1,808	2,076
0.750% due 02/15/2042	3,072	3,747
0.750% due 02/15/2045	227	280
1.000% due 02/15/2046	755	988
1.000% due 02/15/2048	2,274	3,038
1.375% due 02/15/2044	458	633
1.750% due 01/15/2028 (b)	10,258	12,404
2.125% due 02/15/2041	5,974	9,014
3.625% due 04/15/2028 (b)	10,267	13,851
3.875% due 04/15/2029	2,935	4,129

Total U.S. Treasury Obligations (Cost $90,935)		98,190

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.372% due 01/25/2035 •	110	112
Merrill Lynch Mortgage Investors Trust 0.512% due 07/25/2030 •	602	595

Total Non-Agency Mortgage-Backed Securities (Cost $679)		707

Total Investments in Securities (Cost $91,614)		98,897

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	15,535	153

Total Short-Term Instruments (Cost $152)		153

Total Investments in Affiliates (Cost $152)		153

Total Investments 171.6% (Cost $91,766)		$99,050
Financial Derivative Instruments (c) 0.0%(Cost or Premiums, net $(223))		1
Other Assets and Liabilities, net (71.6)%		(41,345)

Net Assets 100.0%		$57,706

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.000%	06/15/2021	07/15/2021	$(2,380)	$(2,380)
BSN	0.050	06/15/2021	07/15/2021	(22,840)	(22,840)
0.050	06/30/2021	07/15/2021	(13,894)	(13,894)
GRE	0.050	05/14/2021	07/14/2021	(2,262)	(2,263)

Total Reverse Repurchase Agreements	$(41,377)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BCY	0.050%	06/29/2021	07/01/2021	$(586)	$(586)

Total Sale-Buyback Transactions	$(586)

(b)	Securities with an aggregate market value of $41,897 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(41,685) at a weighted average interest rate of 0.049%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	08/2021	JPY	9,200	$83	$0	$0
MYI	07/2021	9,200	84	1	0

Total Forward Foreign Currency Contracts	$1	$0

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	$(206)	$0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(17)	0

Total Written Options	$(223)	$0

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$98,190	$0	$98,190
Non-Agency Mortgage-Backed Securities	0	707	0	707

$0	$98,897	$0	$98,897
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$153	$0	$0	$153

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	June 30, 2021 (Unaudited)

Total Investments	$153	$98,897	$0	$99,050

Financial Derivative Instruments - Assets
Over the counter	$0	$1	$0	$1

Total Financial Derivative Instruments	$0	$1	$0	$1

Totals	$153	$98,898	$0	$99,051

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Consolidated Schedule of Investments PIMCO Short Asset Portfolio	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.9% ¤
CORPORATE BONDS & NOTES 38.9%
BANKING & FINANCE 22.3%
AerCap Ireland Capital DAC
3.500% due 05/26/2022		$1,235	$1,265
4.450% due 12/16/2021		4,900	4,975
4.625% due 07/01/2022		9,600	9,985
5.000% due 10/01/2021		2,960	2,992
Air Lease Corp.
2.250% due 01/15/2023		2,700	2,773
2.750% due 01/15/2023		2,500	2,580
3.500% due 01/15/2022		10,896	11,077
Ally Financial, Inc.
1.450% due 10/02/2023		600	609
4.125% due 02/13/2022		15,487	15,843
American Express Co. 2.750% due 05/20/2022		19,600	19,989
American Honda Finance Corp. 0.686% (US0003M + 0.540%) due 06/27/2022 ~		1,700	1,709
Asian Development Bank 0.129% (US0003M + 0.010%) due 12/15/2021 ~		25,840	25,845
Athene Global Funding 1.424% (US0003M + 1.230%) due 07/01/2022 ~		62,521	63,162
Aviation Capital Group LLC 2.875% due 01/20/2022		4,000	4,041
Avolon Holdings Funding Ltd. 3.625% due 05/01/2022		4,207	4,305
Bank of America Corp.
0.715% (SOFRRATE + 0.690%) due 04/22/2025 ~		7,300	7,349
0.921% (US0003M + 0.790%) due 03/05/2024 ~		30,000	30,283
0.946% (US0003M + 0.770%) due 02/05/2026 ~		2,632	2,668
2.604% due 03/15/2023 •(e)	CAD	1,500	1,228
3.228% due 06/22/2022 (e)		10,000	8,275
3.301% due 04/24/2024 •(e)		13,200	11,097
4.100% due 07/24/2023		$3,100	3,332
Barclays PLC
1.536% (US0003M + 1.380%) due 05/16/2024 ~		15,046	15,328
1.824% (BBSW3M + 1.800%) due 06/15/2023 ~	AUD	7,500	5,749
BOC Aviation Ltd. 2.750% due 09/18/2022		$13,600	13,851
BPCE S.A. 1.652% due 10/06/2026 •		1,300	1,307
CIT Group, Inc. 5.000% due 08/15/2022		21,816	22,826
Citigroup, Inc.
0.981% due 05/01/2025 •(e)		3,300	3,309
1.158% (US0003M + 1.023%) due 06/01/2024 ~		59,913	60,858
1.256% (US0003M + 1.100%) due 05/17/2024 ~		2,200	2,235
1.565% (US0003M + 1.430%) due 09/01/2023 ~		300	304
3.390% due 11/18/2021	CAD	38,571	31,464
CK Hutchison International Ltd. 3.250% due 04/11/2024		$4,300	4,582
Cooperatieve Rabobank UA
0.668% (US0003M + 0.480%) due 01/10/2023 ~		8,900	8,963
2.750% due 01/10/2022		1,300	1,318
Credit Suisse Group AG 1.359% (US0003M + 1.240%) due 06/12/2024 ~		19,000	19,299
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		8,750	9,107
Danske Bank A/S
1.179% (US0003M + 1.060%) due 09/12/2023 ~		4,000	4,046
1.621% due 09/11/2026 •		7,500	7,514
2.000% due 09/08/2021		2,320	2,327
2.700% due 03/02/2022		3,615	3,673
3.001% due 09/20/2022 •		1,600	1,608
5.375% due 01/12/2024		14,100	15,643
DBS Bank Ltd. 0.654% (BBSW3M + 0.630%) due 09/13/2022 ~	AUD	10,000	7,546
Deutsche Bank AG
4.250% due 10/14/2021		$6,256	6,324
5.000% due 02/14/2022		300	308
DNB Bank ASA 0.751% (US0003M + 0.620%) due 12/02/2022 ~		12,300	12,390

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2021 (Unaudited)

Ford Motor Credit Co. LLC 3.813% due 10/12/2021		2,000	2,017
General Motors Financial Co., Inc.
1.275% (US0003M + 1.100%) due 11/06/2021 ~		43,700	43,834
1.457% (US0003M + 1.310%) due 06/30/2022 ~		6,297	6,360
1.736% (US0003M + 1.550%) due 01/14/2022 ~		881	887
3.150% due 06/30/2022		3,641	3,729
3.450% due 04/10/2022		2,938	2,992
3.550% due 07/08/2022		2,100	2,168
4.375% due 09/25/2021		5,000	5,047
Goldman Sachs Group, Inc.
0.474% due 03/08/2023 •		16,500	16,514
1.176% (US0003M + 1.000%) due 07/24/2023 ~		17,000	17,136
2.433% due 04/26/2023 •(e)	CAD	37,000	30,314
2.876% due 10/31/2022 •		$710	716
2.905% due 07/24/2023 •		21,100	21,632
Hana Bank
0.845% (US0003M + 0.700%) due 10/02/2022 ~		16,400	16,473
0.845% (US0003M + 0.700%) due 10/02/2022 ~		3,200	3,214
0.976% (US0003M + 0.800%) due 07/26/2023 ~		5,000	5,043
2.125% due 10/18/2021		12,220	12,276
Harley-Davidson Financial Services, Inc. 4.050% due 02/04/2022		3,730	3,809
HSBC Holdings PLC
1.139% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	19,050	14,410
1.155% (US0003M + 1.000%) due 05/18/2024 ~		$60,325	61,141
1.355% (US0003M + 1.230%) due 03/11/2025 ~		16,700	17,046
1.499% (US0003M + 1.380%) due 09/12/2026 ~		5,000	5,162
Hyundai Capital Services, Inc.
3.000% due 03/06/2022		1,500	1,525
3.000% due 08/29/2022		545	559
3.750% due 03/05/2023		4,870	5,113
ING Groep NV 1.146% (US0003M + 1.000%) due 10/02/2023 ~		9,975	10,146
International Lease Finance Corp.
5.875% due 08/15/2022		6,015	6,367
8.625% due 01/15/2022		1,100	1,147
JPMorgan Chase & Co.
0.629% (SOFRRATE + 0.580%) due 03/16/2024 ~		9,700	9,766
0.630% (SOFRRATE + 0.580%) due 06/23/2025 ~		10,000	10,016
1.063% (US0003M + 0.890%) due 07/23/2024 ~		2,500	2,535
1.406% (US0003M + 1.230%) due 10/24/2023 ~		70,000	71,027
Kookmin Bank 0.974% (US0003M + 0.780%) due 04/03/2023 ~		3,000	3,015
Lloyds Bank PLC
0.940% (BBSW3M + 0.900%) due 08/12/2022 ~	AUD	1,500	1,133
2.250% due 08/14/2022		$1,900	1,941
Lloyds Banking Group PLC
2.858% due 03/17/2023 •		22,000	22,378
2.907% due 11/07/2023 •		19,700	20,318
3.000% due 01/11/2022		1,300	1,319
3.900% due 11/23/2023	AUD	500	401
Mitsubishi HC Capital, Inc.
2.250% due 09/07/2021		$9,648	9,677
2.652% due 09/19/2022		38,100	39,010
3.559% due 02/28/2024		5,000	5,336
Mitsubishi UFJ Financial Group, Inc.
0.831% (US0003M + 0.700%) due 03/07/2022 ~		29,450	29,586
0.871% (US0003M + 0.740%) due 03/02/2023 ~		56,900	57,414
1.036% (US0003M + 0.860%) due 07/26/2023 ~		18,500	18,756
3.455% due 03/02/2023		37,900	39,819
Mitsui Fudosan Co. Ltd. 2.950% due 01/23/2023		1,000	1,034
Mizuho Financial Group, Inc.
0.738% (US0003M + 0.610%) due 09/08/2024 ~		11,800	11,864
0.777% (US0003M + 0.630%) due 05/25/2024 ~		93,199	93,798
0.921% (US0003M + 0.790%) due 03/05/2023 ~		5,700	5,754
1.024% (US0003M + 0.840%) due 07/16/2023 ~		32,031	32,238
1.178% (US0003M + 0.990%) due 07/10/2024 ~		43,800	44,433
Morgan Stanley
0.725% (SOFRRATE + 0.700%) due 01/20/2023 ~		15,700	15,755
0.731% due 04/05/2024 •		7,900	7,918
1.114% (US0003M + 0.930%) due 07/22/2022 ~		15,979	15,987
1.382% (US0003M + 1.220%) due 05/08/2024 ~		9,600	9,779
1.576% (US0003M + 1.400%) due 10/24/2023 ~		39,200	39,845
Nationwide Building Society 3.622% due 04/26/2023 •		500	513
Natwest Group PLC
1.626% (US0003M + 1.470%) due 05/15/2023 ~		80,803	81,668
1.697% (US0003M + 1.550%) due 06/25/2024 ~		180	184
Nissan Motor Acceptance Corp.
0.836% due 09/28/2022 •		67,025	67,116
0.838% (US0003M + 0.650%) due 07/13/2022 ~		12,415	12,441
0.838% (US0003M + 0.650%) due 07/13/2022 ~		4,511	4,520
1.078% (US0003M + 0.890%) due 01/13/2022 ~		3,094	3,102
1.078% (US0003M + 0.890%) due 01/13/2022 ~		11,400	11,428

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2021 (Unaudited)

2.600% due 09/28/2022		1,523	1,555
3.875% due 09/21/2023		4,000	4,235
Nomura Holdings, Inc.
1.851% due 07/16/2025		22,700	23,223
2.648% due 01/16/2025		9,000	9,465
NRW Bank 0.296% (US0003M + 0.120%) due 02/01/2022 ~		50,800	50,841
NTT Finance Corp. 0.583% due 03/01/2024		6,700	6,694
ORIX Corp.
2.900% due 07/18/2022		37,548	38,537
3.200% due 01/19/2022		4,100	4,159
3.250% due 12/04/2024		3,000	3,236
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		2,000	2,103
5.250% due 08/15/2022		625	654
Protective Life Global Funding
0.781% due 07/05/2024 (a)		8,000	8,004
1.082% due 06/09/2023		14,700	14,882
2.615% due 08/22/2022		13,900	14,265
QNB Finance Ltd. 1.375% due 01/26/2026		8,500	8,455
Santander UK Group Holdings PLC
1.089% due 03/15/2025 •		13,000	13,050
3.373% due 01/05/2024 •		4,000	4,164
Santander UK PLC 1.625% due 02/12/2023		12,000	12,244
SMBC Aviation Capital Finance DAC 2.650% due 07/15/2021		2,980	2,982
Standard Chartered PLC
1.328% (US0003M + 1.200%) due 09/10/2022 ~		66,570	66,694
2.744% due 09/10/2022 •		9,000	9,038
Sumitomo Mitsui Financial Group, Inc.
0.930% (US0003M + 0.740%) due 10/18/2022 ~		5,300	5,343
0.968% (US0003M + 0.780%) due 07/12/2022 ~		22,400	22,554
1.158% (US0003M + 0.970%) due 01/11/2022 ~		4,354	4,375
1.292% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	3,000	2,300
1.300% (BBSW3M + 1.270%) due 03/29/2022 ~		2,000	1,512
Sumitomo Mitsui Trust Bank Ltd. 0.850% due 03/25/2024		$32,000	32,059
Synchrony Financial 2.850% due 07/25/2022		3,400	3,481
Toronto-Dominion Bank
2.500% due 01/18/2023		1,101	1,115
3.226% due 07/24/2024	CAD	200	172
Toyota Motor Credit Corp. 0.556% due 05/17/2022 •		$7,500	7,523
UBS AG
0.540% (BBSW3M + 0.500%) due 02/26/2026 ~	AUD	2,000	1,497
0.910% (BBSW3M + 0.870%) due 07/30/2025 ~		15,200	11,578
UBS Group AG
1.106% (US0003M + 0.950%) due 08/15/2023 ~		$21,200	21,390
1.106% due 08/15/2023 •		3,600	3,632
1.370% due 05/23/2023 •		1,043	1,053
3.491% due 05/23/2023		1,200	1,233
United Overseas Bank Ltd. 0.570% (BBSW3M + 0.530%) due 07/25/2022 ~	AUD	10,300	7,759
Wells Fargo & Co.
2.094% due 04/25/2022 (e)	CAD	41,119	33,587
2.164% due 02/11/2026 •		$12,800	13,293
2.509% due 10/27/2023 (e)	CAD	29,400	24,474
Wells Fargo Bank N.A. 0.783% (US0003M + 0.660%) due 09/09/2022 ~		$650	651

			2,115,923

INDUSTRIALS 12.1%
7-Eleven, Inc. 0.612% (US0003M + 0.450%) due 08/10/2022 ~		22,000	22,010
AbbVie, Inc. 3.450% due 03/15/2022		8,965	9,117
BAT Capital Corp.
1.036% (US0003M + 0.880%) due 08/15/2022 ~		37,088	37,330
3.222% due 08/15/2024		3,003	3,191
Bayer U.S. Finance LLC 1.129% (US0003M + 1.010%) due 12/15/2023 ~		46,300	46,984
BMW Finance NV 0.958% (US0003M + 0.790%) due 08/12/2022 ~		30,000	30,254
BMW U.S. Capital LLC
0.716% (US0003M + 0.530%) due 04/14/2022 ~		12,800	12,847
0.834% (US0003M + 0.640%) due 04/06/2022 ~		12,705	12,755
Boeing Co.
1.167% due 02/04/2023		10,690	10,735
1.433% due 02/04/2024		7,200	7,220
2.125% due 03/01/2022		14,499	14,649
2.200% due 10/30/2022		5,564	5,662

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2021 (Unaudited)

2.700% due 05/01/2022		6,280	6,413
4.508% due 05/01/2023		49,427	52,710
Boston Scientific Corp. 3.375% due 05/15/2022		275	282
BP Capital Markets America, Inc. 0.785% (US0003M + 0.650%) due 09/19/2022 ~		15,603	15,679
Bristol-Myers Squibb Co. 0.536% (US0003M + 0.380%) due 05/16/2022 ~		102,000	102,377
Central Japan Railway Co. 2.200% due 10/02/2024		5,167	5,378
Central Nippon Expressway Co. Ltd.
0.939% due 03/03/2022 •		10,500	10,545
0.942% due 03/18/2022	JPY	280,000	2,536
0.969% (US0003M + 0.850%) due 09/14/2021 ~		$9,000	9,013
2.091% due 09/14/2021		34,967	35,088
2.567% due 11/02/2021		10,800	10,874
2.849% due 03/03/2022		26,500	26,899
Charter Communications Operating LLC
1.826% (US0003M + 1.650%) due 02/01/2024 ~		74,138	76,241
4.464% due 07/23/2022		1,400	1,450
4.908% due 07/23/2025		1,400	1,587
Daimler Canada Finance, Inc. 3.050% due 05/16/2022	CAD	8,000	6,591
Daimler Finance North America LLC
0.750% due 03/01/2024		$7,300	7,318
0.846% (US0003M + 0.670%) due 11/05/2021 ~		9,700	9,721
1.016% (US0003M + 0.840%) due 05/04/2023 ~		62,400	63,107
1.056% (US0003M + 0.900%) due 02/15/2022 ~		21,500	21,617
Delta Air Lines, Inc.
3.625% due 03/15/2022		5,150	5,223
7.375% due 01/15/2026		16,600	19,490
Enbridge, Inc. 0.655% (US0003M + 0.500%) due 02/18/2022 ~		20,000	20,051
GATX Corp. 0.896% (US0003M + 0.720%) due 11/05/2021 ~		2,000	2,004
General Motors Co. 1.028% (US0003M + 0.900%) due 09/10/2021 ~		5,065	5,072
Gilead Sciences, Inc. 1.200% due 10/01/2027		2,000	1,951
Hyundai Capital America
0.800% due 04/03/2023		45,000	45,011
1.137% due 07/08/2021 •		3,316	3,316
1.137% (US0003M + 0.940%) due 07/08/2021 ~		10,260	10,261
1.150% due 11/10/2022		2,500	2,518
2.375% due 02/10/2023		20,224	20,767
3.100% due 04/05/2022		1,217	1,240
3.250% due 09/20/2022		273	281
3.750% due 07/08/2021		12,000	12,007
3.950% due 02/01/2022		5,692	5,806
Imperial Brands Finance PLC
3.125% due 07/26/2024		1,010	1,064
3.500% due 07/26/2026		9,100	9,755
3.750% due 07/21/2022		12,500	12,828
John Deere Financial, Inc. 2.990% due 01/14/2022 (e)	CAD	8,600	7,034
Kansai International Airport Land Co. Ltd. 1.112% due 12/20/2021	JPY	1,630,000	14,748
Kinder Morgan, Inc. 1.464% (US0003M + 1.280%) due 01/15/2023 ~		$17,502	17,747
Kraft Heinz Foods Co. 0.982% (US0003M + 0.820%) due 08/10/2022 ~		45,266	45,205
Lundin Energy Finance BV 2.000% due 07/15/2026		5,000	5,014
Mitsubishi Corp. 2.625% due 07/14/2022		2,500	2,553
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		8,000	8,347
NXP BV 3.875% due 09/01/2022		500	519
Penske Truck Leasing Canada, Inc. 2.850% due 12/07/2022 (e)	CAD	10,000	8,267
Penske Truck Leasing Co. LP 3.450% due 07/01/2024		$16,700	17,920
PepsiCo, Inc. 2.150% due 05/06/2024 (e)	CAD	1,900	1,576
Qatar Petroleum 1.375% due 09/12/2026 (a)		$3,900	3,896
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		17,300	17,635
Rogers Communications, Inc. 4.000% due 06/06/2022	CAD	3,748	3,113
SABIC Capital BV 4.000% due 10/10/2023		$5,691	6,114
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022		17,180	17,624

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2021 (Unaudited)

Siemens Financieringsmaatschappij NV 0.650% due 03/11/2024		9,700	9,714
SK Broadband Co. Ltd. 3.875% due 08/13/2023		3,500	3,727
SK Telecom Co. Ltd. 3.750% due 04/16/2023		725	764
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		588	591
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		2,300	2,422
Telefonica Emisiones S.A. 4.570% due 04/27/2023		300	322
TWDC Enterprises 18 Corp. 2.758% due 10/07/2024 (e)	CAD	6,500	5,493
VMware, Inc. 2.950% due 08/21/2022		$3,600	3,694
Volkswagen Group of America Finance LLC
0.994% (US0003M + 0.860%) due 09/24/2021 ~		1,500	1,503
1.108% (US0003M + 0.940%) due 11/12/2021 ~		46,927	47,085
2.900% due 05/13/2022		10,815	11,046
VW Credit Canada, Inc.
2.650% due 06/27/2022 (e)	CAD	8,926	7,340
3.700% due 11/14/2022 (e)		16,000	13,405
West Nippon Expressway Co. Ltd. 0.090% due 06/20/2022	JPY	560,000	5,044

			1,146,287

SPECIALTY FINANCE 0.5%
CIMIC Group Ltd. 0.000% due 07/09/2021 (e)		$44,464	44,432

UTILITIES 4.0%
AT&T, Inc.
0.690% (SOFRRATE + 0.640%) due 03/25/2024 ~		10,500	10,525
1.044% (US0003M + 0.890%) due 02/15/2023 ~		16,500	16,692
4.000% due 11/25/2025 (e)	CAD	10,000	8,839
Atmos Energy Corp.
0.503% (US0003M + 0.380%) due 03/09/2023 ~		$27,900	27,905
0.625% due 03/09/2023		14,700	14,705
British Transco International Finance BV 0.000% due 11/04/2021 (c)		4,300	4,296
Duquesne Light Holdings, Inc. 5.900% due 12/01/2021		600	613
Enel Finance International NV
2.750% due 04/06/2023		269	279
2.875% due 05/25/2022		1,200	1,227
4.250% due 09/14/2023		7,000	7,548
FirstEnergy Corp. 3.350% due 07/15/2022		5,700	5,796
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022		10,000	10,186
KT Corp. 0.380% due 07/06/2021	JPY	800,000	7,201
Mississippi Power Co. 0.350% (SOFRRATE + 0.300%) due 06/28/2024 ~		$14,400	14,417
NextEra Energy Capital Holdings, Inc.
0.867% (US0003M + 0.720%) due 02/25/2022 ~		16,109	16,174
2.403% due 09/01/2021		4,700	4,717
Pacific Gas & Electric Co.
1.531% (US0003M + 1.375%) due 11/15/2021 ~		850	852
1.598% (US0003M + 1.480%) due 06/16/2022 ~		27,400	27,415
1.750% due 06/16/2022		75,470	75,443
3.250% due 06/15/2023		1,400	1,447
3.400% due 08/15/2024		1,200	1,260
3.750% due 02/15/2024		5,300	5,561
3.850% due 11/15/2023		5,300	5,559
4.250% due 08/01/2023		800	848
PPL Electric Utilities Corp. 0.380% (SOFRRATE + 0.330%) due 06/24/2024 ~		6,400	6,405
Sinopec Group Overseas Development Ltd. 2.000% due 09/29/2021		500	502
Southern California Edison Co.
0.398% (SOFRRATE + 0.350%) due 06/13/2022 ~		6,500	6,507
0.399% (US0003M + 0.270%) due 12/03/2021 ~		36,100	36,113
0.690% (SOFRRATE + 0.640%) due 04/03/2023 ~		48,000	48,129
Verizon Communications, Inc. 1.256% (US0003M + 1.100%) due 05/15/2025 ~		16,100	16,613
Vodafone Group PLC 1.074% (BBSW3M + 1.050%) due 12/13/2022 ~	AUD	700	528

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2021 (Unaudited)

		384,302

Total Corporate Bonds & Notes (Cost $3,660,240)		3,690,944

MUNICIPAL BONDS & NOTES 0.0%
PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 0.306% (US0003M + 0.130%) due 10/25/2036 ~	$1,068	1,055

Total Municipal Bonds & Notes (Cost $1,052)		1,055

U.S. GOVERNMENT AGENCIES 20.1%
Fannie Mae
0.392% due 01/25/2048 •	2,544	2,551
0.410% due 03/25/2048 - 06/25/2048 •	18,398	18,414
0.430% due 08/25/2044 - 01/25/2045 •	10,373	10,290
0.442% due 12/25/2048 •	15,415	15,284
0.460% due 08/25/2044 - 05/25/2058 •	138,901	139,042
0.492% due 09/25/2043 - 07/25/2050 •	18,924	19,119
0.510% due 07/25/2044 - 09/25/2049 •	25,364	25,358
0.530% due 11/25/2046 •	3,013	3,014
0.542% due 07/25/2049 - 08/25/2049 •	47,346	47,868
0.550% due 12/25/2046 •	2,563	2,566
0.560% due 07/25/2046 •	28,414	28,452
0.592% due 12/25/2049 - 08/25/2059 •	50,352	50,781
0.875% due 12/18/2026	104,200	103,114
1.250% due 05/25/2043	10,639	10,687
Federal Home Loan Bank
0.900% due 02/26/2027 (h)	95,500	94,416
0.960% due 03/05/2026	53,500	53,419
1.020% due 02/24/2027	100,000	99,340
Freddie Mac
0.430% due 05/15/2038 •	4,413	4,443
0.440% due 05/15/2041 •	4,311	4,317
0.450% due 06/15/2040 •	4,125	4,127
0.460% due 12/15/2036 - 09/15/2044 •	342,805	343,694
0.460% (LIBOR01M + 0.350%) due 10/15/2037 ~	58,734	59,283
0.473% due 06/15/2035 - 12/15/2046 •	21,402	21,601
0.492% due 07/25/2050 •	8,070	8,150
0.503% due 06/15/2036 •	1,181	1,195
0.510% due 01/15/2037 - 01/15/2040 •	103,723	104,901
0.523% due 11/15/2044 - 08/15/2049 •	10,594	10,647
0.550% due 11/15/2042 •	2,049	2,072
0.560% due 12/15/2037 - 05/15/2038 •	5,261	5,246
0.590% due 10/08/2025	61,000	60,457
0.600% due 10/15/2025 (h)(j)	51,500	51,047
0.600% due 10/20/2025	75,000	74,333
0.623% due 06/15/2041 •	4,815	4,901
0.650% due 10/22/2025	29,700	29,620
0.800% due 10/27/2026	71,200	70,248
1.000% due 02/25/2042 - 09/15/2044	80,334	80,392
1.500% due 12/15/2042	5,053	5,081
2.500% due 10/25/2048	3,922	4,059
Ginnie Mae
0.307% due 06/20/2066 •	55	55
0.393% due 03/20/2037 •	1,406	1,411
0.400% due 02/20/2046 •	19,667	19,567
0.403% due 04/20/2037 •	1,473	1,478
0.410% due 06/20/2051 «•	93,400	93,014
0.486% due 02/20/2043 •	30,381	30,612
0.543% due 04/20/2049 •	9,437	9,498
0.577% due 06/20/2067 •	452	455
0.607% due 04/20/2061 •	1,079	1,084
0.737% due 03/20/2065 •	7,844	7,933
0.793% due 04/20/2070 •	19,655	20,187
0.803% due 07/20/2049 •	2,506	2,536
0.857% due 08/20/2067 •	2,042	2,066
0.907% due 05/20/2066 •	4,776	4,862
0.923% due 08/20/2062 ~	3,265	3,267
1.029% due 04/20/2067 •	4,519	4,588
1.031% due 06/20/2067 •	4,694	4,762
1.080% due 11/20/2067 •	1,243	1,265
1.249% due 09/20/2067 •	13,501	13,761
1.438% due 07/20/2067 •	7,215	7,347
2.500% due 01/20/2049 - 10/20/2049	7,145	7,492

Total U.S. Government Agencies (Cost $1,911,099)		1,910,769

U.S. TREASURY OBLIGATIONS 7.2%
U.S. Treasury Notes
0.125% due 03/31/2023	438,500	437,875
0.750% due 01/31/2028 (j)	251,300	244,713

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2021 (Unaudited)

Total U.S. Treasury Obligations (Cost $685,525)			682,588

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.4%
280 Park Avenue Mortgage Trust 0.953% due 09/15/2034 •		15,000	15,017
AREIT Trust 2.744% due 04/15/2037 •		14,077	14,183
Ashford Hospitality Trust 0.973% due 04/15/2035 •		6,063	6,067
Atrium Hotel Portfolio Trust 1.023% due 06/15/2035 •		5,000	5,007
Avon Finance PLC 0.949% due 09/20/2048 •	GBP	36,822	51,108
Bancorp Commercial Mortgage Trust 1.174% due 09/15/2036 •		$6,002	6,004
Beneria Cowen & Pritzer Collateral Funding Corp. 0.899% due 06/15/2038 •		5,000	5,013
Brass PLC 0.856% due 11/16/2066 •		5,814	5,845
Bruegel DAC 0.800% due 05/22/2031 •	EUR	10,400	12,333
BXMT Ltd. 1.524% due 03/15/2037 •		$25,000	25,143
Canada Square Funding PLC 1.249% due 12/17/2056 •	GBP	31,059	43,707
Citigroup Commercial Mortgage Trust 3.024% due 09/10/2045		$17,501	17,758
Classic RMBS Trust 1.433% due 11/15/2051 «	CAD	24,500	19,724
Commercial Mortgage Trust
3.373% due 10/10/2048		$1,690	1,777
3.391% due 05/15/2045		1,485	1,507
Credit Suisse Commercial Mortgage Trust 1.040% due 06/15/2034 •		18,900	18,868
CSAIL Commercial Mortgage Trust 3.351% due 04/15/2050		3,602	3,755
DBCG Mortgage Trust 0.773% due 06/15/2034 •		9,000	9,012
DROP Mortgage Trust 1.220% due 04/15/2026 •		34,200	34,388
Eurosail PLC 0.000% due 03/13/2045 •	EUR	2,736	3,230
Extended Stay America Trust 1.155% due 07/15/2038 •(a)		$57,500	57,805
Fannie Mae 3.500% due 06/25/2048		10,366	10,906
Finsbury Square 0.000% due 12/16/2067 •	GBP	6,750	9,361
Gosforth Funding PLC
0.597% due 08/25/2060 •		$9,273	9,291
0.605% due 12/19/2059 •		9	9
GS Mortgage Securities Corp. Trust 3.419% due 10/10/2032		24,000	24,649
Harben Finance PLC 0.881% due 08/20/2056 •	GBP	2,915	4,041
Hawksmoor Mortgage Funding PLC 1.099% due 05/25/2053 •		10,845	15,079
Hawksmoor Mortgages 1.099% due 05/25/2053 •		51,999	72,296
JP Morgan Chase Commercial Mortgage Securities Trust
0.873% due 04/15/2038 •		$8,126	8,149
1.073% due 06/15/2032 •		8,437	8,454
3.093% due 07/05/2032		5,423	5,534
Lehman XS Trust 0.632% due 12/25/2035 •		496	489
MF1 Ltd. 1.262% due 12/25/2034 •		8,851	8,869
MFA Trust
1.131% due 07/25/2060 ~		35,572	35,493
1.381% due 04/25/2065 ~		18,278	18,374
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~		5,491	5,710
PFP Ltd. 1.125% due 04/14/2037 •		10,167	10,185
Residential Mortgage Securities PLC 1.299% due 06/20/2070 •	GBP	1,851	2,588
Ripon Mortgages PLC 0.881% due 08/20/2056 •		4,209	5,833
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		$3,674	3,711
Stratton Mortgage Funding PLC 0.948% due 07/20/2060 •	GBP	9,579	13,303
Taurus UK DAC 0.000% due 05/17/2031 •		15,900	22,062

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2021 (Unaudited)

Towd Point Mortgage Funding PLC
0.049% due 05/20/2045 •		21,295	29,581
1.111% due 10/20/2051 •		6,140	8,538
Trinity Square PLC 0.000% due 07/15/2059 •		33,600	46,560
Twin Bridges PLC 1.034% due 12/12/2052 •		1,060	1,474
UBS Commercial Mortgage Trust 3.400% due 05/10/2045		$17,359	17,505
VASA Trust 0.973% due 07/15/2039 •		14,500	14,528
Verus Securitization Trust 1.262% due 10/25/2063 ~		942	941
VMC Finance LLC 1.183% due 06/16/2036 •		10,000	10,028
Wells Fargo Commercial Mortgage Trust 0.923% due 12/13/2031 •		5,000	4,934
Wells Fargo-RBS Commercial Mortgage Trust 0.642% due 08/15/2047 •		10,352	10,307

Total Non-Agency Mortgage-Backed Securities (Cost $781,372)			796,033

ASSET-BACKED SECURITIES 15.9%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		19,591	19,703
American Money Management Corp. CLO Ltd.
0.000% due 11/10/2030 •(a)		10,000	10,000
1.166% due 04/14/2029 •		600	602
Apidos CLO 0.000% due 07/17/2030 •		15,000	14,988
Ares European CLO 0.660% due 10/15/2030 •	EUR	21,300	25,239
Ares European CLO DAC 0.780% due 10/15/2031 •		16,300	19,328
ARES L CLO Ltd. 0.000% due 01/15/2032 •		$2,300	2,297
Assurant CLO Ltd. 1.141% due 10/20/2031 •		30,300	30,300
Atrium Corp. 1.014% due 04/22/2027 •		8,785	8,787
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	9,272	11,001
Babson Euro CLO BV 0.281% due 10/25/2029 •		2,880	3,412
Barings Euro CLO BV 0.680% due 07/27/2030 •		7,074	8,393
Benefit Street Partners CLO Ltd. 1.030% due 01/17/2032 •		$4,950	4,951
Birch Grove CLO Ltd. 0.000% due 06/15/2031 •(a)		10,000	10,000
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •	EUR	4,582	5,435
Black Diamond CLO Ltd. 0.860% due 01/20/2032 •		1,500	1,780
Blackrock European CLO DAC 0.620% due 10/15/2031 •		33,400	39,432
BlueMountain Fuji EUR CLO DAC 0.720% due 01/15/2031 •		21,300	25,225
BMW Canada Auto Trust
0.502% due 07/20/2024	CAD	16,600	13,319
1.956% due 09/20/2022		6,729	5,443
Brookside Mill CLO Ltd. 1.010% due 01/17/2028 •		$2,865	2,864
Cairn CLO BV
0.000% due 10/15/2031 •	EUR	25,800	30,592
0.600% due 04/30/2031 •		24,200	28,625
Canadian Pacer Auto Receivables Trust 0.293% due 11/21/2022 •		$5,201	5,200
Carlyle Euro CLO DAC 0.630% due 08/15/2030 •	EUR	500	592
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •		23,300	27,509
Carrington Mortgage Loan Trust
1.308% due 10/20/2029 •		$15,500	15,510
1.420% due 10/17/2029 •		5,000	5,004
Catamaran CLO Ltd. 1.280% due 01/18/2029 •		10,321	10,335
Chesapeake Funding LLC
0.443% due 08/15/2030 •		4,934	4,938
1.950% due 09/15/2031		8,716	8,816
CIFC Funding Ltd. 1.036% due 10/25/2027 •		13,069	13,085
CNH Capital Canada Receivables Trust 0.386% due 03/15/2024	CAD	23,584	19,020
CNH Equipment Trust 2.520% due 08/15/2024		$9,066	9,198

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2021 (Unaudited)

Commonbond Student Loan Trust 2.550% due 05/25/2041		402	410
CoreVest American Finance Trust 2.968% due 10/15/2049		809	811
Denali Capital CLO LLC 1.226% due 10/26/2027 •		3,086	3,090
Dryden Euro CLO BV 0.660% due 04/15/2033 •	EUR	20,300	23,986
Dryden Euro CLO DAC 0.000% due 05/15/2034 •(a)		17,300	20,513
Dryden Senior Loan Fund 1.084% due 10/15/2027 •		$12,497	12,495
ECMC Group Student Loan Trust 0.842% due 02/27/2068 •		15,772	15,869
Enterprise Fleet Financing LLC 1.780% due 12/22/2025		21,877	22,175
Evergreen Credit Card Trust 0.443% due 10/16/2023 •		39,500	39,531
Ford Auto Securitization Trust
0.516% due 08/15/2022	CAD	10,580	8,536
0.887% due 08/15/2024		27,100	21,931
Ford Credit Floorplan Master Owner Trust 2.230% due 09/15/2024		$33,900	34,707
Gallatin CLO Ltd.
1.236% due 01/21/2028 •		12,498	12,502
1.484% (US0003M + 1.050%) due 07/15/2027 ~		24,730	24,742
GLS Auto Receivables Issuer Trust 0.690% due 10/16/2023		3,979	3,985
GMF Canada Leasing Trust
0.561% due 07/20/2022	CAD	2,636	2,127
0.641% due 03/20/2024		38,000	30,623
GMF Floorplan Owner Revolving Trust
0.680% due 08/15/2025		$3,100	3,113
0.690% due 10/15/2025		3,000	3,013
Halcyon Loan Advisors Funding Ltd. 1.108% due 04/20/2027 •		1,899	1,901
Harvest CLO DAC
0.630% due 11/18/2029 •	EUR	5,214	6,192
0.640% due 10/15/2031 •		21,400	25,357
0.650% due 06/26/2030 •		18,350	21,734
0.760% due 07/15/2031 •		17,050	20,277
1.040% due 07/15/2031		250	297
HERA Commercial Mortgage Ltd. 1.133% due 02/18/2038 •		$4,000	3,998
Hertz Vehicle Financing LLC 1.210% due 12/26/2025		26,100	26,099
HPEFS Equipment Trust 2.210% due 09/20/2029		1,983	1,989
Jubilee CLO BV
0.252% due 12/15/2029 •	EUR	8,285	9,794
0.600% due 04/15/2030 •		9,900	11,715
0.610% due 04/15/2030 •		15,300	18,137
0.650% due 04/15/2031 •		29,600	35,027
LCM LP
0.000% due 04/20/2031 •		$10,850	10,853
1.228% due 10/20/2027 •		4,385	4,386
LoanCore Issuer Ltd. 1.373% due 07/15/2036 •		1,400	1,405
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •	EUR	3,600	4,276
Marathon CLO Ltd. 1.019% due 11/21/2027 •		$4,351	4,353
Master Credit Card Trust 0.583% due 07/21/2024 •		10,000	10,062
MBarc Credit Canada, Inc.
0.392% due 07/17/2023	CAD	28,683	23,133
0.630% due 05/15/2024		23,000	18,515
MF1 Ltd. 1.824% due 11/15/2035 •		$26,300	26,541
MidOcean Credit CLO 0.000% due 01/29/2030 •		15,000	14,990
Mountain View CLO Ltd. 1.008% due 10/13/2027 •		2,620	2,621
MP CLO Ltd. 0.891% due 10/18/2028 •		13,700	13,700
Navient Private Education Loan Trust
1.073% due 04/15/2069 •		6,898	6,952
1.323% due 02/15/2029 •		2,018	2,029
Navient Private Education Refi Loan Trust
0.423% due 11/15/2068 •		1,186	1,187
1.310% due 01/15/2069		24,726	24,911
1.690% due 05/15/2069		8,945	9,094
Navient Student Loan Trust
0.362% due 02/27/2068 •		685	686
0.442% due 03/25/2067 •		10,325	10,323
0.472% due 03/25/2067 •		6,988	6,989

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2021 (Unaudited)

0.842% due 03/25/2066 •		1,256	1,260
Nelnet Student Loan Trust
0.792% due 09/27/2038 •		16,933	16,892
0.942% due 02/25/2066 •		10,316	10,381
OAK Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	18,400	21,790
Oak Hill European Credit Partners Designated Activity Co. 0.730% due 01/20/2032 •		3,700	4,390
OCP CLO Ltd.
0.984% due 07/15/2027 •		$1,088	1,088
0.996% due 10/26/2027 •		6,819	6,821
Santander Retail Auto Lease Trust 1.890% due 09/20/2022		2,299	2,302
Segovia European CLO 0.870% due 04/15/2030 •	EUR	7,600	9,024
Silver Arrow Canada LP 2.361% due 01/15/2023	CAD	13,905	11,282
SLC Student Loan Trust
0.229% due 03/15/2027 •		$2,207	2,203
0.239% due 06/15/2029 •		1,362	1,358
SLM Student Loan Trust
0.266% due 01/26/2026 •		2,725	2,724
0.296% due 01/25/2027 •		2,347	2,341
0.542% due 06/25/2043 •		20,162	19,913
0.669% due 12/15/2025 •		1,566	1,566
0.726% due 01/25/2028 •		886	886
0.742% due 12/27/2038 •		11,024	11,088
0.742% due 06/25/2055 •		11,593	11,700
0.776% due 10/25/2029 •		29,401	29,366
0.826% due 01/25/2022 •		1,176	1,142
SMB Private Education Loan Trust
1.201% due 07/15/2053 •		2,195	2,234
1.223% due 05/15/2026 •		604	604
1.290% due 07/15/2053		17,950	18,031
2.340% due 09/15/2034		4,707	4,815
2.430% due 02/17/2032		5,408	5,545
2.700% due 05/15/2031		5,265	5,401
2.750% due 07/15/2027		174	176
SoFi Professional Loan Program LLC
0.792% due 03/26/2040 •		275	275
1.292% due 06/25/2033 •		355	357
2.130% due 11/16/2048		501	501
2.360% due 12/27/2032		391	395
Sound Point CLO Ltd. 1.238% due 10/20/2028 •		19,409	19,434
St Paul's CLO DAC 0.850% due 04/25/2030 •	EUR	5,250	6,234
Structured Asset Securities Corp. Mortgage Loan Trust 0.662% due 05/25/2035 •		$3,377	3,373
Symphony CLO Ltd. 1.064% due 04/15/2028 •		5,988	5,999
Telos CLO Ltd. 1.140% due 04/17/2028 •		6,823	6,831
Towd Point Mortgage Trust
0.692% due 02/25/2057 •		1,938	1,939
1.636% due 04/25/2060 ~		68,131	68,832
2.710% due 01/25/2060 ~		23,819	24,515
2.900% due 10/25/2059 ~		8,798	9,119
Venture CLO Ltd.
1.064% due 04/15/2027 •		7,372	7,359
1.244% due 07/15/2031 •		7,850	7,849
1.288% due 01/20/2029 •		13,500	13,511
Voya Euro CLO DAC 0.750% due 10/15/2030 •	EUR	1,450	1,721
WhiteHorse Ltd. 1.120% due 04/17/2027 •		$530	530
Wind River CLO Ltd. 1.054% due 10/15/2027 •		1,848	1,849
World Omni Select Auto Trust 0.470% due 06/17/2024		3,027	3,029
Z Capital Credit Partners CLO Ltd. 1.134% due 07/16/2027 •		4,919	4,925
Zais CLO Ltd. 1.334% due 04/15/2028 •		11,166	11,180

Total Asset-Backed Securities (Cost $1,514,149)			1,510,685

SOVEREIGN ISSUES 3.2%
Aichi Prefecture 0.891% due 05/30/2022	JPY	200,000	1,815
Development Bank of Japan, Inc.
0.001% due 03/18/2022		800,000	7,203
0.030% due 03/18/2022		400,000	3,601
Export-Import Bank of India
1.149% (US0003M + 1.000%) due 08/21/2022 ~		$16,705	16,779
3.125% due 07/20/2021		8,448	8,457

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2021 (Unaudited)

Export-Import Bank of Korea
0.672% (US0003M + 0.525%) due 06/25/2022 ~		2,400	2,409
0.910% (US0003M + 0.775%) due 06/01/2023 ~		1,600	1,617
0.990% (BBSW3M + 0.950%) due 10/30/2023 ~	AUD	1,500	1,141
Industrial Bank of Korea 2.125% due 10/23/2024		$1,600	1,676
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	169,200	51,899
5.500% due 01/31/2022		178,400	56,501
Japan Finance Organization for Municipalities
0.852% due 06/28/2022	JPY	630,000	5,715
1.067% due 12/28/2021		420,000	3,799
1.149% due 07/28/2021		2,000,000	18,017
2.000% due 04/21/2022		$5,796	5,881
2.625% due 04/20/2022		3,200	3,261
Japan Housing Finance Agency
0.020% due 03/18/2022	JPY	1,700,000	15,302
1.060% due 09/17/2021		1,050,000	9,473
Kommunalbanken A/S 0.187% (SOFRRATE + 0.160%) due 10/27/2023 ~		$29,500	29,518
Korea Development Bank
0.500% due 10/27/2023		1,700	1,698
0.620% (US0003M + 0.475%) due 10/01/2022 ~		750	752
0.977% (US0003M + 0.800%) due 10/30/2022 ~		5,100	5,145
Korea Expressway Corp. 0.751% (BBSW3M + 0.720%) due 09/02/2023 ~	AUD	3,000	2,261
Korea National Oil Corp. 1.059% (US0003M + 0.875%) due 07/16/2023 ~		$18,470	18,676
Province of Alberta 3.350% due 11/01/2023		7,700	8,223
Qatar Government International Bond 4.500% due 01/20/2022		6,900	7,064
Tokyo Metropolitan Government 0.990% due 09/17/2021	JPY	200,000	1,804
Urban Renaissance Agency 1.065% due 12/20/2021		1,540,000	13,931

Total Sovereign Issues (Cost $306,224)			303,618

SHORT-TERM INSTRUMENTS 12.2%
COMMERCIAL PAPER 0.3%
Conagra Foods, Inc. 0.280% due 07/01/2021		$25,200	25,200

REPURCHASE AGREEMENTS (f) 10.9%			1,033,900

ISRAEL TREASURY BILLS 0.8%
(0.010)% due 10/06/2021 - 06/08/2022 (b)(c)	ILS	264,900	81,256

U.S. TREASURY BILLS 0.1%
0.020% due 07/06/2021 - 07/22/2021 (b)(c)(j)		$10,783	10,783

U.S. TREASURY CASH MANAGEMENT BILLS 0.1%
0.030% due 10/05/2021 (c)(d)(h)(j)		4,900	4,899

Total Short-Term Instruments (Cost $1,155,873)			1,156,038

Total Investments in Securities (Cost $10,015,534)			10,051,730

Total Investments 105.9% (Cost $10,015,534)			$10,051,730
Financial Derivative Instruments (g)(i) 0.4%(Cost or Premiums, net $114)			33,904
Other Assets and Liabilities, net (6.3)%			(592,877)

Net Assets 100.0%			$9,492,757

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)				When-issued security.
(b)				Coupon represents a weighted average yield to maturity.
(c)				Zero coupon security.
(d)				Coupon represents a yield to maturity.
(e)				RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T, Inc.				4.000%	11/25/2025	10/02/2020	$8,273	$8,839	0.09%
Bank of America Corp.				2.604	03/15/2023	10/15/2020	1,147	1,228	0.01
Bank of America Corp.				3.228	06/22/2022	10/14/2020 - 11/02/2020	7,759	8,275	0.09
Bank of America Corp.				3.301	04/24/2024	10/16/2020 - 11/24/2020	10,437	11,097	0.12
CIMIC Group Ltd.				0.000	07/09/2021	02/23/2021	44,430	44,432	0.47
Citigroup, Inc.				0.981	05/01/2025	04/27/2021	3,300	3,309	0.03
Goldman Sachs Group, Inc.				2.433	04/26/2023	10/20/2020 - 10/26/2020	28,476	30,314	0.32
John Deere Financial, Inc.				2.990	01/14/2022	09/25/2020 - 12/01/2020	6,553	7,034	0.07
Penske Truck Leasing Canada, Inc.				2.850	12/07/2022	03/09/2021	8,109	8,267	0.09
PepsiCo, Inc.				2.150	05/06/2024	10/21/2020	1,502	1,576	0.02
TWDC Enterprises 18 Corp.				2.758	10/07/2024	09/28/2020 - 11/30/2020	5,235	5,493	0.06
VW Credit Canada, Inc.				2.650	06/27/2022	10/05/2020	6,839	7,340	0.08
VW Credit Canada, Inc.				3.700	11/14/2022	12/14/2020 - 04/09/2021	13,094	13,405	0.14
Wells Fargo & Co.				2.094	04/25/2022	12/08/2020 - 03/29/2021	32,581	33,587	0.35
Wells Fargo & Co.				2.509	10/27/2023	10/15/2020 - 03/29/2021	23,916	24,474	0.26

							$201,651	$208,670	2.20%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)				REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	0.030%	06/30/2021	07/01/2021	$467,900	U.S. Treasury Bonds 1.875% due 02/15/2041		$(479,701)	$467,900	$467,900
	0.040	07/01/2021	07/02/2021	340,500	U.S. Treasury Bonds 1.375% due 11/15/2040		(347,001)	340,500	340,500
BRC	0.040	07/01/2021	07/02/2021	66,400	U.S. Treasury Notes 0.125% - 0.250% due 01/31/2023 - 08/31/2025		(67,706)	66,400	66,400
CIB	0.040	07/01/2021	07/02/2021	51,500	U.S. Treasury Notes 3.125% due 11/15/2028		(52,612)	51,500	51,500
IND	0.030	06/30/2021	07/01/2021	107,600	U.S. Treasury Bonds 1.125% due 05/15/2040		(109,796)	107,600	107,600

Total Repurchase Agreements							$(1,056,816)	$1,033,900	$1,033,900

(1)				Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(41,032) at a weighted average interest rate of 0.016%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2021	5,508	$1,213,524	$(1,459)	$129	$0

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2021	9,954	$(1,228,619)	$2,767	$0	$(622)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2021	3,346	(492,542)	(7,825)	0	(1,621)

$(5,058)	$0	$(2,243)

Total Futures Contracts	$(6,517)	$129	$(2,243)

SWAP AGREEMENTS:
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$833,000	$0	$(362)	$(362)	$15	$0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	637,200	0	(281)	(281)	11	0

$0	$(643)	$(643)	$26	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-Federal Funds Rate Compounded-OIS	2.300%	Annual	03/01/2022	$198,100	$114	$(4,574)	$(4,460)	$0	$(13)

Total Swap Agreements	$114	$(5,217)	$(5,103)	$26	$(13)

(h)	Securities with an aggregate market value of $20,306 and cash of $6,355 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	AUD	20,356	$15,475	$215	$0
07/2021	EUR	499	596	5	0
07/2021	$33,233	AUD	44,134	0	(148)
08/2021	AUD	44,134	$33,237	147	0
BPS	07/2021	38,801	30,153	1,066	0
07/2021	EUR	11,898	14,234	139	0
07/2021	JPY	859,300	8,112	377	0
07/2021	$6,441	GBP	4,564	0	(141)
08/2021	JPY	59,300	$534	0	0
09/2021	1,950,000	18,076	511	0
10/2021	600,000	5,784	377	0
11/2021	320,000	3,084	199	0
12/2021	1,370,000	12,903	547	0
12/2021	$29,096	JPY	3,000,000	0	(2,039)
03/2022	JPY	800,000	$7,228	6	0
05/2022	200,000	1,909	102	0
06/2022	1,190,000	10,764	9	0
CBK	07/2021	2,000,000	19,392	1,386	0
07/2021	$379,363	CAD	466,544	0	(3,164)
08/2021	CAD	466,544	$379,359	3,163	0
09/2021	JPY	1,200,000	11,530	722	0
10/2021	ILS	8,002	2,419	0	(37)
11/2021	314,260	96,806	275	0
11/2021	JPY	1,300,000	12,504	784	0
12/2021	100,000	962	60	0
01/2022	ILS	198,105	62,140	1,220	0
04/2022	30,297	9,334	6	0
06/2022	81,596	25,144	0	(8)
HUS	07/2021	AUD	4,201	3,237	88	0
07/2021	CAD	295,689	244,576	6,145	0
07/2021	EUR	51,010	60,809	377	0

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2021 (Unaudited)

07/2021	$285,036	GBP	205,925	0	(767)
07/2021	3,027	ILS	9,829	0	(14)
08/2021	GBP	203,700	$281,959	736	0
11/2021	$15,668	JPY	1,620,000	0	(1,063)
MYI	07/2021	GBP	6,679	$9,285	65	0
07/2021	$24,711	AUD	32,668	0	(221)
08/2021	AUD	32,668	$24,714	220	0
12/2021	JPY	6,070,000	57,114	2,370	0
03/2022	2,380,000	21,658	172	0
RYL	09/2021	$18,353	JPY	1,900,000	0	(1,239)
10/2021	5,798	600,000	0	(391)
SCX	07/2021	CAD	160,240	$132,540	3,330	0
07/2021	EUR	325,212	397,849	12,571	0
07/2021	GBP	203,810	289,010	7,660	0
07/2021	$1,326	CAD	1,631	0	(11)
08/2021	EUR	388,619	$461,165	468	0
SSB	07/2021	CAD	12,246	9,896	21	0
12/2021	$9,187	JPY	950,000	0	(619)
TOR	07/2021	AUD	13,444	$10,407	328	0

Total Forward Foreign Currency Contracts	$45,867	$(9,862)

(j)

Securities with an aggregate market value of $2,040 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,115,923	$0	$2,115,923
Industrials	3,896	1,142,391	0	1,146,287
Specialty Finance	0	44,432	0	44,432
Utilities	0	384,302	0	384,302
Municipal Bonds & Notes
Pennsylvania	0	1,055	0	1,055
U.S. Government Agencies	0	1,817,755	93,014	1,910,769
U.S. Treasury Obligations	0	682,588	0	682,588
Non-Agency Mortgage-Backed Securities	43,707	732,602	19,724	796,033
Asset-Backed Securities	0	1,510,685	0	1,510,685
Sovereign Issues	0	303,618	0	303,618
Short-Term Instruments
Commercial Paper	0	25,200	0	25,200
Repurchase Agreements	0	1,033,900	0	1,033,900
Israel Treasury Bills	0	81,256	0	81,256
U.S. Treasury Bills	0	10,783	0	10,783
U.S. Treasury Cash Management Bills	0	4,899	0	4,899

Total Investments	$47,603	$9,891,389	$112,738	$10,051,730

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	155	0	155
Over the counter	0	45,867	0	45,867

$0	$46,022	$0	$46,022
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,256)	0	(2,256)
Over the counter	0	(9,862)	0	(9,862)

$0	$(12,118)	$0	$(12,118)

Total Financial Derivative Instruments	$0	$33,904	$0	$33,904

Totals	$47,603	$9,925,293	$112,738	$10,085,634

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2021 (1)

Investments in Securities, at Value
U.S. Government Agencies	$0	$93,137	$0	$0	$0	$(123)	$0	$0	$93,014	$(123)

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2021 (Unaudited)

Non-Agency Mortgage-Backed Securities	0	20,175	0	0	0	(451)	0	0	19,724	(451)

Totals	$0	$113,312	$0	$0	$0	$(574)	$0	$0	$112,738	$(574)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
U.S. Government Agencies		$93,014	Proxy Pricing			Base Price			99.719	—
Non-Agency Mortgage-Backed Securities		19,724	Proxy Pricing			Base Price			100.000	—

Total		$112,738

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.7% ¤
CORPORATE BONDS & NOTES 20.8%
BANKING & FINANCE 16.2%
ABN AMRO Bank NV 0.709% (US0003M + 0.570%) due 08/27/2021 ~	$22,100	$22,122
African Development Bank 0.129% (US0003M + 0.010%) due 12/15/2021 ~	62,500	62,507
Ally Financial, Inc. 4.125% due 02/13/2022	6,700	6,854
American Express Co.
0.776% (US0003M + 0.600%) due 11/05/2021 ~	4,100	4,106
3.700% due 11/05/2021	4,100	4,138
American Honda Finance Corp.
0.526% (US0003M + 0.350%) due 11/05/2021 ~	3,600	3,604
0.686% (US0003M + 0.540%) due 06/27/2022 ~	1,900	1,910
0.733% (US0003M + 0.610%) due 09/09/2021 ~	1,600	1,602
American Tower Corp. 2.250% due 01/15/2022	7,500	7,579
Asian Development Bank 0.129% (US0003M + 0.010%) due 12/15/2021 ~	139,680	139,707
Bank of America Corp.
1.366% (US0003M + 1.180%) due 10/21/2022 ~	3,000	3,011
3.124% due 01/20/2023 •	1,000	1,015
5.700% due 01/24/2022	1,800	1,856
Barclays Bank PLC 1.700% due 05/12/2022	300	303
Barclays PLC 3.200% due 08/10/2021	18,770	18,829
BNZ International Funding Ltd.
1.099% (US0003M + 0.980%) due 09/14/2021 ~	1,300	1,302
2.100% due 09/14/2021	1,300	1,305
Canadian Imperial Bank of Commerce 0.389% (SOFRRATE + 0.340%) due 06/22/2023 ~	22,500	22,535
Caterpillar Financial Services Corp. 0.368% (US0003M + 0.200%) due 11/12/2021 ~	11,900	11,910
Citigroup, Inc.
0.901% (SOFRRATE + 0.870%) due 11/04/2022 ~	6,600	6,620
1.136% (US0003M + 0.960%) due 04/25/2022 ~	33,300	33,512
1.198% (US0003M + 1.070%) due 12/08/2021 ~	18,400	18,469
1.366% (US0003M + 1.190%) due 08/02/2021 ~	2,500	2,503
2.900% due 12/08/2021	4,600	4,644
Cooperatieve Rabobank UA
1.018% (US0003M + 0.830%) due 01/10/2022 ~	11,500	11,549
2.750% due 01/10/2022	1,800	1,825
Credit Suisse AG
0.480% (SOFRRATE + 0.450%) due 02/04/2022 ~	28,200	28,249
2.100% due 11/12/2021	25,000	25,172
3.000% due 10/29/2021	5,500	5,550
Danske Bank A/S 2.000% due 09/08/2021	12,500	12,540
Deutsche Bank AG 4.250% due 10/14/2021	4,600	4,650
Dexia Credit Local S.A. 2.875% due 01/29/2022	12,000	12,182
Erste Abwicklungsanstalt 1.875% due 07/16/2021	22,000	22,015
EUROFIMA
0.225% (US0003M + 0.100%) due 03/11/2022 ~	30,000	30,017
0.246% (US0003M + 0.090%) due 11/15/2021 ~	15,000	15,010
European Bank for Reconstruction & Development
0.170% (US0003M + 0.010%) due 05/11/2022 ~	8,000	7,998
0.294% (SOFRRATE + 0.260%) due 08/19/2022 ~	21,800	21,842
European Investment Bank
0.276% (SOFRRATE + 0.250%) due 01/30/2023 ~	77,000	77,197
0.276% (SOFRRATE + 0.250%) due 01/30/2023 ~	3,685	3,694
0.290% (US0003M + 0.100%) due 01/19/2023 ~	26,000	26,038
0.334% (SOFRRATE + 0.290%) due 06/10/2022 ~	41,073	41,148
0.334% (SOFRRATE + 0.290%) due 06/10/2022 ~	12,000	12,024
0.339% (SOFRRATE + 0.320%) due 10/08/2021 ~	45,203	45,231
FMS Wertmanagement 0.625% due 04/08/2022	13,000	13,046
General Motors Financial Co., Inc.
1.457% (US0003M + 1.310%) due 06/30/2022 ~	700	707

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2021 (Unaudited)

1.736% (US0003M + 1.550%) due 01/14/2022 ~	526	530
3.150% due 06/30/2022	12,000	12,290
3.450% due 04/10/2022	22,700	23,121
3.550% due 07/08/2022	500	516
4.200% due 11/06/2021	1,600	1,621
4.375% due 09/25/2021	13,500	13,626
Goldman Sachs Group, Inc.
0.436% due 01/27/2023 •	42,500	42,533
0.481% due 01/27/2023	4,100	4,103
0.966% (US0003M + 0.780%) due 10/31/2022 ~	26,000	26,060
HSBC Bank Canada 3.300% due 11/28/2021	5,600	5,671
HSBC Holdings PLC 3.262% due 03/13/2023 •	6,700	6,836
HSH Portfoliomanagement AoeR 0.480% (US0003M + 0.330%) due 11/19/2021 ~	12,000	12,014
ING Bank NV 1.036% (US0003M + 0.880%) due 08/15/2021 ~	800	801
ING Groep NV
1.296% (US0003M + 1.150%) due 03/29/2022 ~	5,768	5,815
3.150% due 03/29/2022	1,300	1,328
Inter-American Development Bank
0.149% (US0003M + 0.030%) due 03/15/2022 ~	21,030	21,034
0.307% (SOFRRATE + 0.260%) due 09/16/2022 ~	90,500	90,699
0.384% (US0003M + 0.200%) due 07/15/2021 ~	17,000	17,002
International Bank for Reconstruction & Development
0.125% (US0003M) due 12/17/2021 ~	10,675	10,677
0.148% due 01/13/2023 •	102,700	102,748
0.244% (US0003M + 0.050%) due 07/02/2021 ~	21,400	21,400
International Finance Corp.
0.140% (SOFRRATE + 0.090%) due 06/30/2023 ~	24,000	23,996
0.299% (US0003M + 0.180%) due 12/15/2021 ~	53,000	53,042
Jackson National Life Global Funding 2.100% due 10/25/2021	300	302
John Deere Capital Corp. 0.609% (US0003M + 0.490%) due 06/13/2022 ~	7,300	7,334
Kreditanstalt fuer Wiederaufbau
2.625% due 01/25/2022	8,300	8,420
3.125% due 12/15/2021	105,482	106,920
KSA Sukuk Ltd. 2.894% due 04/20/2022	400	408
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.266% (US0003M + 0.120%) due 09/27/2021 ~	31,100	31,107
0.625% due 04/08/2022	27,000	27,092
1.375% due 07/21/2021	15,819	15,830
Lloyds Bank PLC 3.375% due 11/15/2021	11,700	11,842
Metropolitan Life Global Funding 0.394% (SOFRRATE + 0.350%) due 09/08/2022 ~	7,500	7,521
Mitsubishi UFJ Financial Group, Inc.
0.826% (US0003M + 0.650%) due 07/26/2021 ~	30,800	30,813
0.966% (US0003M + 0.790%) due 07/25/2022 ~	36,000	36,278
1.070% (US0003M + 0.920%) due 02/22/2022 ~	27,700	27,851
1.179% (US0003M + 1.060%) due 09/13/2021 ~	45,223	45,314
2.190% due 09/13/2021	994	998
2.623% due 07/18/2022	4,100	4,202
2.665% due 07/25/2022	1,500	1,537
2.998% due 02/22/2022	4,000	4,071
3.218% due 03/07/2022	4,000	4,082
3.535% due 07/26/2021	700	702
Mizuho Financial Group, Inc.
1.005% (US0003M + 0.880%) due 09/11/2022 ~	35,000	35,322
1.075% (US0003M + 0.940%) due 02/28/2022 ~	5,025	5,054
1.259% (US0003M + 1.140%) due 09/13/2021 ~	21,477	21,523
2.273% due 09/13/2021	700	703
Morgan Stanley
0.725% (SOFRRATE + 0.700%) due 01/20/2023 ~	46,000	46,162
1.114% (US0003M + 0.930%) due 07/22/2022 ~	28,200	28,215
2.750% due 05/19/2022	2,700	2,761
5.500% due 07/28/2021	12,000	12,046
MUFG Union Bank N.A. 0.757% (SOFRRATE + 0.710%) due 12/09/2022 ~	16,350	16,459
NatWest Markets PLC 1.712% (US0003M + 1.400%) due 09/29/2022 ~	25,000	25,460
New York Life Global Funding
0.466% (US0003M + 0.280%) due 01/21/2022 ~	11,400	11,422
0.495% (US0003M + 0.320%) due 08/06/2021 ~	7,300	7,303
0.628% (US0003M + 0.440%) due 07/12/2022 ~	3,000	3,012
Nissan Motor Acceptance Corp.
0.765% (US0003M + 0.630%) due 09/21/2021 ~	1,800	1,801
1.900% due 09/14/2021	900	902
2.650% due 07/13/2022	100	102
3.650% due 09/21/2021	600	604
Nordic Investment Bank 2.250% due 09/30/2021	36,000	36,188

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2021 (Unaudited)

NRW Bank
0.195% (US0003M + 0.070%) due 12/17/2021 ~	2,600	2,601
0.296% (US0003M + 0.120%) due 02/01/2022 ~	29,000	29,023
NTT Finance Corp. 1.900% due 07/21/2021	10,500	10,509
Oesterreichische Kontrollbank AG 2.875% due 09/07/2021	16,500	16,580
PNC Bank N.A.
0.634% (US0003M + 0.450%) due 07/22/2022 ~	39,350	39,360
2.232% due 07/22/2022 •	500	501
QNB Finance Ltd. 1.610% (US0003M + 1.450%) due 08/11/2021 ~	6,800	6,814
Santander Holdings USA, Inc. 4.450% due 12/03/2021	27,540	27,916
Santander UK Group Holdings PLC 2.875% due 08/05/2021	47,895	48,008
Santander UK PLC
0.816% (US0003M + 0.660%) due 11/15/2021 ~	37,565	37,661
3.750% due 11/15/2021	6,900	6,991
Skandinaviska Enskilda Banken AB 1.875% due 09/13/2021	1,750	1,756
Standard Chartered PLC
1.328% (US0003M + 1.200%) due 09/10/2022 ~	3,000	3,005
1.328% (US0003M + 1.200%) due 09/10/2022 ~	2,500	2,505
Sumitomo Mitsui Financial Group, Inc.
0.968% (US0003M + 0.780%) due 07/12/2022 ~	20,000	20,137
1.158% (US0003M + 0.970%) due 01/11/2022 ~	2,800	2,813
1.296% (US0003M + 1.110%) due 07/14/2021 ~	4,600	4,602
1.330% (US0003M + 1.140%) due 10/19/2021 ~	1,500	1,505
2.058% due 07/14/2021	2,000	2,001
2.442% due 10/19/2021	200	201
2.784% due 07/12/2022	13,000	13,334
Suncorp-Metway Ltd. 2.800% due 05/04/2022	10,900	11,136
Svensk Exportkredit AB 1.625% due 01/14/2022	60,310	60,814
Toronto-Dominion Bank 0.506% (SOFRRATE + 0.480%) due 01/27/2023 ~	14,400	14,478
Toyota Motor Credit Corp.
0.280% (SOFRRATE + 0.230%) due 12/13/2021 ~	41,200	41,236
0.350% (SOFRRATE + 0.300%) due 06/13/2022 ~	23,600	23,632
0.361% (SOFRRATE + 0.340%) due 10/14/2022 ~	1,000	1,004
0.556% due 05/17/2022 •	4,400	4,414
0.608% (US0003M + 0.480%) due 09/08/2022 ~	2,500	2,513
0.878% due 01/11/2022 •	9,400	9,433
2.600% due 01/11/2022	5,000	5,063
U.S. Bank N.A. 0.366% (US0003M + 0.180%) due 01/21/2022 ~	17,400	17,416
UBS AG 0.361% (SOFRRATE + 0.320%) due 06/01/2023 ~	33,100	33,193
Wells Fargo Bank N.A. 0.783% (US0003M + 0.660%) due 09/09/2022 ~	29,600	29,647

		2,456,555

INDUSTRIALS 3.1%
AbbVie, Inc.
0.610% (US0003M + 0.460%) due 11/19/2021 ~	2,000	2,003
2.150% due 11/19/2021	23,000	23,168
2.300% due 11/21/2022	3,000	3,080
3.450% due 03/15/2022	3,000	3,051
Anthem, Inc. 0.450% due 03/15/2023	7,900	7,910
AstraZeneca PLC 0.300% due 05/26/2023	19,200	19,151
Bayer U.S. Finance LLC
2.750% due 07/15/2021	3,175	3,178
3.000% due 10/08/2021	18,204	18,335
BMW Finance NV 0.958% (US0003M + 0.790%) due 08/12/2022 ~	12,200	12,303
BMW U.S. Capital LLC
0.660% (US0003M + 0.500%) due 08/13/2021 ~	15,000	15,009
3.400% due 08/13/2021	2,000	2,007
Boeing Co.
1.167% due 02/04/2023	5,900	5,925
2.125% due 03/01/2022	11,000	11,114
2.300% due 08/01/2021	20,300	20,330
2.350% due 10/30/2021	20,200	20,329
2.700% due 05/01/2022	26,946	27,518
8.750% due 08/15/2021	3,800	3,839
Boston Scientific Corp. 3.375% due 05/15/2022	100	103
Bristol-Myers Squibb Co. 2.600% due 05/16/2022	2,000	2,043
Central Nippon Expressway Co. Ltd. 2.091% due 09/14/2021	4,000	4,014

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2021 (Unaudited)

Daimler Finance North America LLC
0.846% (US0003M + 0.670%) due 11/05/2021 ~	2,200	2,205
1.030% (US0003M + 0.880%) due 02/22/2022 ~	26,800	26,936
1.056% (US0003M + 0.900%) due 02/15/2022 ~	10,640	10,698
2.000% due 07/06/2021	5,826	5,827
2.200% due 10/30/2021	2,150	2,164
2.550% due 08/15/2022	4,000	4,095
3.400% due 02/22/2022	10,400	10,610
3.750% due 11/05/2021	1,400	1,416
3.875% due 09/15/2021	672	677
Danone S.A. 2.077% due 11/02/2021	4,000	4,019
ERAC USA Finance LLC 4.500% due 08/16/2021	3,000	3,016
Hyundai Capital America
1.137% due 07/08/2021 •	700	700
3.750% due 07/08/2021	2,400	2,401
Interpublic Group of Cos., Inc. 3.750% due 10/01/2021	1,700	1,715
Kinder Morgan Energy Partners LP 5.000% due 10/01/2021	3,250	3,250
McDonald's Corp. 0.614% (US0003M + 0.430%) due 10/28/2021 ~	1,100	1,101
Microsoft Corp. 1.550% due 08/08/2021	4,575	4,576
Mitsubishi Corp. 2.625% due 07/14/2022	1,500	1,532
Molson Coors Brewing Co. 2.100% due 07/15/2021	1,800	1,801
Raytheon Technologies Corp. 2.800% due 03/15/2022	1,500	1,524
Reckitt Benckiser Treasury Services PLC 0.694% (US0003M + 0.560%) due 06/24/2022 ~	24,000	24,122
Siemens Financieringsmaatschappij NV
0.400% due 03/11/2023	11,000	11,013
1.700% due 09/15/2021	7,044	7,066
Tyson Foods, Inc. 2.250% due 08/23/2021	5,000	5,006
Volkswagen Group of America Finance LLC
0.994% (US0003M + 0.860%) due 09/24/2021 ~	38,400	38,472
1.108% (US0003M + 0.940%) due 11/12/2021 ~	10,500	10,535
2.900% due 05/13/2022	200	204
4.000% due 11/12/2021	64,288	65,191
Walt Disney Co. 0.525% (US0003M + 0.390%) due 09/01/2022 ~	10,000	10,040
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022	2,916	2,963
3.375% due 11/30/2021	9,300	9,346

		478,631

UTILITIES 1.5%
AT&T, Inc. 3.000% due 06/30/2022	900	920
Atmos Energy Corp. 0.625% due 03/09/2023	13,600	13,605
BP Capital Markets PLC 0.988% (US0003M + 0.870%) due 09/16/2021 ~	200	200
Duke Energy Corp. 0.297% (SOFRRATE + 0.250%) due 06/10/2023 ~	13,400	13,419
NextEra Energy Capital Holdings, Inc.
0.420% (US0003M + 0.270%) due 02/22/2023 ~	31,700	31,706
0.867% (US0003M + 0.720%) due 02/25/2022 ~	29,300	29,419
1.950% due 09/01/2022	2,600	2,649
2.403% due 09/01/2021	4,000	4,015
2.900% due 04/01/2022	1,300	1,326
Pacific Gas & Electric Co. 1.750% due 06/16/2022	34,300	34,288
San Diego Gas & Electric Co. 3.000% due 08/15/2021	1,300	1,304
Southern California Edison Co.
0.398% (SOFRRATE + 0.350%) due 06/13/2022 ~	23,800	23,826
0.399% (US0003M + 0.270%) due 12/03/2021 ~	19,500	19,507
Verizon Communications, Inc. 1.118% (US0003M + 1.000%) due 03/16/2022 ~	48,300	48,634

		224,818

Total Corporate Bonds & Notes (Cost $3,158,292)		3,160,004

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.000% due 01/01/2050	13,000	13,000

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2021 (Unaudited)

Total Municipal Bonds & Notes (Cost $13,000)		13,000

U.S. GOVERNMENT AGENCIES 1.6%
Fannie Mae
0.150% due 09/07/2021 •	10,000	10,002
0.190% due 09/10/2021 •	15,000	15,004
0.220% due 03/09/2022 - 03/11/2022 •	45,000	45,046
0.280% due 05/06/2022 •	35,000	35,060
0.360% due 01/24/2022 •	90,000	90,169
Federal Farm Credit Bank 0.130% due 11/16/2022 •	42,000	42,023

Total U.S. Government Agencies (Cost $237,008)		237,304

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Notes
1.125% due 07/31/2021 (f)	90,000	90,081
1.750% due 07/31/2021	100,000	100,142
2.125% due 08/15/2021	123,000	123,319
2.250% due 07/31/2021	235,000	235,430

Total U.S. Treasury Obligations (Cost $548,982)		548,972

ASSET-BACKED SECURITIES 0.0%
Oscar U.S. Funding LLC 0.222% due 03/10/2022	692	692

Total Asset-Backed Securities (Cost $693)		692
-
SOVEREIGN ISSUES 5.3%
Agence Francaise de Developpement EPIC 0.335% (US0003M + 0.210%) due 12/17/2021 ~	44,600	44,644
BNG Bank NV
0.195% (US0003M + 0.070%) due 03/11/2022 ~	48,200	48,215
3.125% due 11/08/2021	3,000	3,031
CDP Financial, Inc. 2.750% due 03/07/2022	18,000	18,313
Emirate of Abu Dhabi Government International Bond 2.500% due 10/11/2022	1,700	1,748
Japan Bank for International Cooperation 1.500% due 07/21/2021	4,300	4,303
Japan Finance Organization for Municipalities 2.000% due 04/21/2022	5,000	5,073
Kommunalbanken A/S
0.230% (US0003M + 0.080%) due 02/24/2022 ~	1,500	1,501
0.230% (US0003M + 0.080%) due 02/24/2022 ~	81,600	81,647
0.258% (US0003M + 0.130%) due 09/08/2021 ~	7,500	7,501
2.250% due 01/25/2022	10,000	10,116
Kommunekredit 2.500% due 04/14/2022	7,000	7,126
Kommuninvest Sverige AB 0.125% due 07/20/2022	54,200	54,165
Korea Development Bank 4.625% due 11/16/2021	5,800	5,892
Nederlandse Waterschapsbank NV
0.189% (US0003M + 0.070%) due 12/15/2021 ~	76,995	77,016
0.189% (US0003M + 0.070%) due 12/15/2021 ~	14,000	14,004
1.500% due 08/27/2021	53,000	53,110
1.875% due 04/14/2022	17,000	17,223
2.125% due 11/15/2021	29,200	29,416
Province of Alberta 2.200% due 07/26/2022	25,366	25,909
Province of Ontario 2.400% due 02/08/2022	2,000	2,027
Saudi Government International Bond 2.375% due 10/26/2021	3,900	3,925
SFIL S.A. 2.625% due 04/25/2022	14,000	14,273
State of North Rhine-Westphalia
0.249% (US0003M + 0.110%) due 08/27/2021 ~	5,000	5,001
0.364% (US0003M + 0.180%) due 10/28/2021 ~	48,200	48,209
Svensk Exportkredit AB
0.239% (US0003M + 0.120%) due 12/13/2021 ~	145,950	146,020
0.304% due 07/15/2021 •	65,500	65,500
2.000% due 08/30/2022	5,000	5,100
2.375% due 03/09/2022	7,300	7,407

Total Sovereign Issues (Cost $807,371)		807,415

SHORT-TERM INSTRUMENTS 70.3%
CERTIFICATES OF DEPOSIT 0.3%
Sumitomo Mitsui Banking Corp. 0.194% (US0003M + 0.040%) due 02/14/2022 ~	40,000	40,004

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2021 (Unaudited)

COMMERCIAL PAPER 0.2%
AT&T, Inc. 0.430% due 12/14/2021	25,000	24,979
General Motors Financial Co., Inc. 0.470% due 07/20/2021	2,600	2,599

		27,578

REPURCHASE AGREEMENTS (e) 30.1%		4,562,356

SHORT-TERM NOTES 0.7%
Federal Home Loan Bank
0.015% due 08/18/2021 (c)(d)	96,900	96,896
0.035% due 09/17/2021 (c)(d)	9,500	9,499

		106,395

U.S. TREASURY BILLS 20.9%
0.024% due 07/08/2021 - 12/16/2021 (a)(b)(c)	3,176,400	3,176,095

U.S. TREASURY CASH MANAGEMENT BILLS 18.1%
0.025% due 09/07/2021 - 10/19/2021 (b)(c)	2,752,198	2,751,901

Total Short-Term Instruments (Cost $10,664,513)		10,664,329

Total Investments in Securities (Cost $15,429,859)		15,431,717

Total Investments 101.7% (Cost $15,429,859)		$15,431,717
Other Assets and Liabilities, net (1.7)%		(257,555)

Net Assets 100.0%		$15,174,162

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	0.030%	06/30/2021	07/01/2021	$250,000	U.S. Treasury Bills 0.000% due 08/03/2021	$(255,000)	$250,000	$250,000
	0.040	07/01/2021	07/02/2021	250,000	U.S. Treasury Bills 0.000% due 08/03/2021	(255,001)	250,000	250,000
BOS	0.030	06/30/2021	07/01/2021	42,500	U.S. Treasury Bonds 4.750% due 02/15/2037	(43,319)	342,500	342,500
					U.S. Treasury Note/Bond 1.250% due 06/30/2028	(305,749)
BPS	0.030	06/30/2021	07/01/2021	46,000	U.S. Treasury Notes 2.875% due 08/15/2028	(46,953)	46,000	46,000
IND	0.030	06/30/2021	07/01/2021	77,100	U.S. Treasury Bonds 1.125% due 05/15/2040	(78,674)	77,100	77,100
JPS	0.020	06/07/2021	TBD(2)	300,000	U.S. Treasury Notes 1.375% - 3.000% due 11/15/2040 - 11/15/2044	(317,207)	300,000	300,004
	0.020	06/16/2021	TBD(2)	309,896	U.S. Treasury Bonds 1.375% - 3.000% due 11/15/2040 - 11/15/2044	(321,767)	309,896	309,899
	0.030	06/30/2021	07/01/2021	28,000	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2024	(28,575)	28,000	28,000
MBC	0.020	06/14/2021	07/14/2021	150,000	U.S. Treasury Strips 0.000% due 11/15/2049	(161,786)	150,000	150,002
	0.040	06/24/2021	07/01/2021	400,000	U.S. Treasury Bonds 3.125% due 05/15/2048	(48,465)	400,000	400,003
					U.S. Treasury Floating Rate Note 0.164% due 04/30/2022	(100,657)
					U.S. Treasury Note/Bond 0.250% due 05/15/2024	(32,430)
					U.S. Treasury Notes 0.500% - 3.125% due 05/31/2023 - 02/15/2029	(231,689)
	0.040	06/25/2021	07/02/2021	200,000	U.S. Treasury Bills 0.000% due 09/09/2021 - 11/04/2021	(49,994)	200,000	200,001
					U.S. Treasury Floating Rate Note 0.164% due 04/30/2022	(29,546)
					U.S. Treasury Notes 1.500% - 2.500% due 01/31/2022 - 11/15/2029	(124,229)
	0.040	06/30/2021	07/07/2021	350,000	U.S. Treasury Inflation Protected Securities 0.125% - 3.875% due 04/15/2029 - 07/15/2030	(361,263)	350,000	350,000
	0.050	06/21/2021	07/21/2021	150,000	U.S. Treasury Bills 0.000% due 05/19/2022	(99,941)	150,000	150,002
					U.S. Treasury Notes 0.375% due 11/30/2025	(54,133)
MSR	0.020	06/30/2021	07/01/2021	500,000	U.S. Treasury Notes 1.500% - 2.625% due 02/28/2023 - 06/30/2023	(509,857)	500,000	500,000
NXN	0.030	06/30/2021	07/01/2021	175,000	U.S. Treasury Note/Bond 1.250% due 06/30/2028	(178,575)	175,000	175,000
RDR	0.030	06/30/2021	07/01/2021	525,000	U.S. Treasury Notes 0.125% - 2.875% due 05/31/2022 - 05/31/2027	(536,110)	525,000	525,001
SCX	0.030	06/30/2021	07/01/2021	18,100	U.S. Treasury Bonds 2.500% - 2.750% due 11/15/2042 - 05/15/2046	(18,613)	18,100	18,100
SOG	0.080	06/24/2021	07/15/2021	311,378	African Development Bank 0.750% due 04/03/2023	(20,948)	311,378	311,383
					European Investment Bank 0.250% - 1.375% due 09/06/2022 - 09/15/2023	(97,287)
					Kreditanstalt fuer Wiederaufbau 0.250% - 2.625% due 01/25/2022 - 03/08/2024	(202,635)
	0.080	06/28/2021	07/19/2021	159,382	International Bank for Reconstruction & Development 1.625% - 1.750% due 04/19/2023 - 01/15/2025	(37,291)	159,382	159,383
					Kreditanstalt fuer Wiederaufbau 0.250% - 2.625% due 06/15/2022 - 02/28/2024	(126,959)
TDM	0.030	06/30/2021	07/01/2021	20,000	U.S. Treasury Notes 2.250% due 03/31/2026	(20,523)	20,000	20,000

Total Repurchase Agreements						$(4,695,176)	$4,562,356	$4,562,378

(f)	Securities with an aggregate market value of $11,757 and cash of $15,727 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	June 30, 2021 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,456,555	$0	$2,456,555
Industrials	0	478,631	0	478,631
Utilities	0	224,818	0	224,818
Municipal Bonds & Notes
California	0	13,000	0	13,000
U.S. Government Agencies	0	237,304	0	237,304
U.S. Treasury Obligations	0	548,972	0	548,972
Asset-Backed Securities	0	693	0	693
Sovereign Issues	0	807,415	0	807,415
Short-Term Instruments
Certificates of Deposit	0	40,004	0	40,004
Commercial Paper	0	27,578	0	27,578
Repurchase Agreements	0	4,562,356	0	4,562,356
Short-Term Notes	0	106,395	0	106,395
U.S. Treasury Bills	0	3,176,095	0	3,176,095
U.S. Treasury Cash Management Bills	0	2,751,901	0	2,751,901

Total Investments	$0	$15,431,717	$0	$15,431,717

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
CORPORATE BONDS & NOTES 22.8%
BANKING & FINANCE 16.8%
ABN AMRO Bank NV
0.709% (US0003M + 0.570%) due 08/27/2021 ~		$32,200	$32,232
3.400% due 08/27/2021		4,000	4,020
African Development Bank 0.129% (US0003M + 0.010%) due 12/15/2021 ~		153,600	153,616
Ally Financial, Inc. 4.125% due 02/13/2022		11,861	12,133
American Express Co.
0.775% (US0003M + 0.620%) due 05/20/2022 ~		4,262	4,281
0.776% (US0003M + 0.600%) due 11/05/2021 ~		10,600	10,616
3.700% due 11/05/2021		10,600	10,697
American Honda Finance Corp.
0.526% (US0003M + 0.350%) due 11/05/2021 ~		19,355	19,378
0.733% (US0003M + 0.610%) due 09/09/2021 ~		15,891	15,908
Asian Development Bank 0.129% (US0003M + 0.010%) due 12/15/2021 ~		136,600	136,627
Bank of America Corp.
1.366% (US0003M + 1.180%) due 10/21/2022 ~		3,435	3,447
2.604% due 03/15/2023 •(e)	CAD	1,000	819
3.228% due 06/22/2022 (e)		1,100	910
5.700% due 01/24/2022		$2,000	2,062
Barclays PLC 3.200% due 08/10/2021		39,585	39,708
BNZ International Funding Ltd.
1.099% (US0003M + 0.980%) due 09/14/2021 ~		2,950	2,956
2.100% due 09/14/2021		2,500	2,510
Canadian Imperial Bank of Commerce 0.389% (SOFRRATE + 0.340%) due 06/22/2023 ~		21,300	21,333
Caterpillar Financial Services Corp. 0.368% (US0003M + 0.200%) due 11/12/2021 ~		28,800	28,824
Citigroup, Inc.
0.901% (SOFRRATE + 0.870%) due 11/04/2022 ~		13,700	13,742
1.198% (US0003M + 1.070%) due 12/08/2021 ~		10,635	10,675
1.366% (US0003M + 1.190%) due 08/02/2021 ~		27,600	27,629
2.350% due 08/02/2021		5,500	5,510
2.700% due 10/27/2022		7,500	7,719
3.142% due 01/24/2023 •		3,900	3,960
4.500% due 01/14/2022		10,140	10,372
CNH Industrial Capital LLC 3.875% due 10/15/2021		700	707
Cooperatieve Rabobank UA
1.018% (US0003M + 0.830%) due 01/10/2022 ~		21,000	21,090
2.750% due 01/10/2022		3,400	3,446
Credit Suisse AG
0.480% (SOFRRATE + 0.450%) due 02/04/2022 ~		48,200	48,283
2.100% due 11/12/2021		32,000	32,221
3.000% due 10/29/2021		2,800	2,826
Danske Bank A/S 2.000% due 09/08/2021		10,918	10,953
DBS Bank Ltd.
0.560% (BBSW3M + 0.520%) due 10/25/2022 ~	AUD	30,000	22,620
0.654% (BBSW3M + 0.630%) due 09/13/2022 ~		18,100	13,658
Deutsche Bank AG 4.250% due 10/14/2021		$8,187	8,276
Dexia Credit Local S.A. 2.875% due 01/29/2022		23,000	23,348
EUROFIMA 0.225% (US0003M + 0.100%) due 03/11/2022 ~		17,000	17,010
European Bank for Reconstruction & Development
0.170% (US0003M + 0.010%) due 05/11/2022 ~		10,000	9,998
0.294% (SOFRRATE + 0.260%) due 08/19/2022 ~		34,643	34,710
European Investment Bank
0.290% (US0003M + 0.100%) due 01/19/2023 ~		32,000	32,047
0.334% (SOFRRATE + 0.290%) due 06/10/2022 ~		19,000	19,035
0.339% (SOFRRATE + 0.320%) due 10/08/2021 ~		8,594	8,599
2.125% due 10/15/2021		125,000	125,737
First Republic Bank 2.500% due 06/06/2022		2,000	2,036
General Motors Financial Co., Inc.
1.275% (US0003M + 1.100%) due 11/06/2021 ~		800	802

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2021 (Unaudited)

1.457% (US0003M + 1.310%) due 06/30/2022 ~		1,215	1,227
3.150% due 06/30/2022		16,491	16,889
3.450% due 01/14/2022		10,155	10,298
3.450% due 04/10/2022		34,606	35,247
3.550% due 07/08/2022		5,710	5,894
4.200% due 11/06/2021		3,050	3,090
4.375% due 09/25/2021		13,483	13,609
Goldman Sachs Group, Inc.
0.436% due 01/27/2023 •		70,800	70,855
0.966% (US0003M + 0.780%) due 10/31/2022 ~		40,000	40,093
1.085% (CDOR03 + 0.650%) due 08/23/2022 ~(e)	CAD	5,000	4,037
2.876% due 10/31/2022 •		$15,000	15,119
5.250% due 07/27/2021		6,450	6,473
HSBC Bank Canada 3.300% due 11/28/2021		9,400	9,519
HSBC Holdings PLC 3.262% due 03/13/2023 •		9,300	9,489
HSH Portfoliomanagement AoeR 0.480% (US0003M + 0.330%) due 11/19/2021 ~		2,400	2,403
ING Bank NV 1.036% (US0003M + 0.880%) due 08/15/2021 ~		1,800	1,802
ING Groep NV
1.296% (US0003M + 1.150%) due 03/29/2022 ~		7,687	7,750
3.150% due 03/29/2022		2,600	2,656
Inter-American Development Bank
0.307% (SOFRRATE + 0.260%) due 09/16/2022 ~		88,145	88,339
0.384% (US0003M + 0.200%) due 07/15/2021 ~		30,000	30,003
International Bank for Reconstruction & Development
0.148% due 01/13/2023 •		149,818	149,888
0.244% (US0003M + 0.050%) due 07/02/2021 ~		45,600	45,600
2.200% due 01/18/2022	CAD	22,500	18,341
International Finance Corp. 0.140% (SOFRRATE + 0.090%) due 06/30/2023 ~		$37,000	36,993
Jackson National Life Global Funding 2.100% due 10/25/2021		2,300	2,314
John Deere Capital Corp. 0.609% (US0003M + 0.490%) due 06/13/2022 ~		10,200	10,248
Kreditanstalt fuer Wiederaufbau
1.750% due 08/22/2022		26,000	26,479
2.000% due 02/07/2022	CAD	40,110	32,687
2.125% due 03/07/2022		$10,000	10,137
2.500% due 02/15/2022		16,450	16,695
3.125% due 12/15/2021		107,955	109,427
KSA Sukuk Ltd. 2.894% due 04/20/2022		800	815
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.266% (US0003M + 0.120%) due 09/27/2021 ~		143,238	143,272
1.375% due 07/21/2021		6,885	6,890
Lloyds Bank PLC 3.375% due 11/15/2021		15,600	15,789
Metropolitan Life Global Funding
0.394% (SOFRRATE + 0.350%) due 09/08/2022 ~		7,400	7,421
3.450% due 10/09/2021		7,000	7,062
Mitsubishi UFJ Financial Group, Inc.
0.826% (US0003M + 0.650%) due 07/26/2021 ~		27,900	27,912
0.966% (US0003M + 0.790%) due 07/25/2022 ~		60,724	61,192
1.070% (US0003M + 0.920%) due 02/22/2022 ~		36,420	36,618
1.179% (US0003M + 1.060%) due 09/13/2021 ~		80,797	80,959
2.190% due 09/13/2021		5,410	5,432
2.623% due 07/18/2022		11,600	11,888
2.665% due 07/25/2022		11,900	12,198
2.998% due 02/22/2022		5,679	5,780
3.218% due 03/07/2022		6,000	6,123
3.535% due 07/26/2021		2,600	2,606
Mizuho Financial Group, Inc.
1.005% (US0003M + 0.880%) due 09/11/2022 ~		37,593	37,939
1.075% (US0003M + 0.940%) due 02/28/2022 ~		71,814	72,235
1.259% (US0003M + 1.140%) due 09/13/2021 ~		60,636	60,766
Morgan Stanley
0.725% (SOFRRATE + 0.700%) due 01/20/2023 ~		84,635	84,933
1.114% (US0003M + 0.930%) due 07/22/2022 ~		83,138	83,181
2.625% due 11/17/2021		3,100	3,128
2.750% due 05/19/2022		300	307
5.500% due 07/28/2021		1,000	1,004
MUFG Bank Ltd. 2.850% due 09/08/2021		4,700	4,723
MUFG Union Bank N.A. 0.757% (SOFRRATE + 0.710%) due 12/09/2022 ~		16,000	16,106
NatWest Markets PLC
1.712% (US0003M + 1.400%) due 09/29/2022 ~		48,125	49,011
3.625% due 09/29/2022		5,000	5,201
New York Life Global Funding
0.466% (US0003M + 0.280%) due 01/21/2022 ~		25,900	25,949
0.628% (US0003M + 0.440%) due 07/12/2022 ~		20,000	20,082
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		7,900	7,922

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2021 (Unaudited)

3.650% due 09/21/2021		9,100	9,161
NRW Bank 0.296% (US0003M + 0.120%) due 02/01/2022 ~		1,600	1,601
NTT Finance Corp. 1.900% due 07/21/2021		16,965	16,979
Oesterreichische Kontrollbank AG 2.875% due 09/07/2021		25,600	25,724
PNC Bank N.A.
0.634% (US0003M + 0.450%) due 07/22/2022 ~		53,250	53,264
2.232% due 07/22/2022 •		1,000	1,001
QNB Finance Ltd. 1.610% (US0003M + 1.450%) due 08/11/2021 ~		9,600	9,619
Santander Holdings USA, Inc. 4.450% due 12/03/2021		27,616	27,993
Santander UK Group Holdings PLC 2.875% due 08/05/2021		131,327	131,638
Santander UK PLC
0.816% (US0003M + 0.660%) due 11/15/2021 ~		2,600	2,607
3.750% due 11/15/2021		18,600	18,846
Standard Chartered PLC
1.328% (US0003M + 1.200%) due 09/10/2022 ~		15,900	15,929
Sumitomo Mitsui Financial Group, Inc.
0.968% (US0003M + 0.780%) due 07/12/2022 ~		21,000	21,144
1.296% (US0003M + 1.110%) due 07/14/2021 ~		45,062	45,080
1.330% (US0003M + 1.140%) due 10/19/2021 ~		9,450	9,482
2.058% due 07/14/2021		11,011	11,018
2.442% due 10/19/2021		7,900	7,954
2.784% due 07/12/2022		20,300	20,821
2.846% due 01/11/2022		4,600	4,664
Suncorp-Metway Ltd. 2.800% due 05/04/2022		19,600	20,025
Svensk Exportkredit AB 1.625% due 01/14/2022		74,700	75,324
Toronto-Dominion Bank
0.258% (SOFRRATE + 0.240%) due 01/06/2023 ~		7,826	7,834
0.506% (SOFRRATE + 0.480%) due 01/27/2023 ~		20,000	20,108
3.350% due 10/22/2021		6,000	6,058
Toyota Motor Credit Corp.
0.280% (SOFRRATE + 0.230%) due 12/13/2021 ~		64,000	64,056
0.285% (US0003M + 0.125%) due 08/13/2021 ~		4,443	4,444
0.350% (SOFRRATE + 0.300%) due 06/13/2022 ~		35,000	35,047
0.361% (SOFRRATE + 0.340%) due 10/14/2022 ~		2,000	2,008
0.608% (US0003M + 0.480%) due 09/08/2022 ~		2,500	2,513
0.878% due 01/11/2022 •		19,600	19,668
2.600% due 01/11/2022		3,500	3,544
U.S. Bank N.A. 0.366% (US0003M + 0.180%) due 01/21/2022 ~		41,200	41,238
UBS AG 0.361% (SOFRRATE + 0.320%) due 06/01/2023 ~		46,900	47,032
Wells Fargo & Co.
2.094% due 04/25/2022 (e)	CAD	20,900	17,072
2.100% due 07/26/2021		$3,000	3,004
Wells Fargo Bank N.A.
0.694% (US0003M + 0.510%) due 10/22/2021 ~		49,562	49,620
0.783% (US0003M + 0.660%) due 09/09/2022 ~		35,115	35,171
3.625% due 10/22/2021		6,650	6,700

			3,652,122

INDUSTRIALS 4.3%
7-Eleven, Inc. 0.612% (US0003M + 0.450%) due 08/10/2022 ~		740	740
AbbVie, Inc.
0.610% (US0003M + 0.460%) due 11/19/2021 ~		23,200	23,234
0.799% (US0003M + 0.650%) due 11/21/2022 ~		100	101
2.150% due 11/19/2021		25,000	25,183
2.300% due 11/21/2022		8,200	8,418
2.900% due 11/06/2022		700	723
3.450% due 03/15/2022		3,071	3,123
Anthem, Inc. 0.450% due 03/15/2023		11,500	11,514
AstraZeneca PLC 0.300% due 05/26/2023		26,700	26,632
Bayer U.S. Finance LLC 2.750% due 07/15/2021		16,569	16,582
BMW Finance NV 0.958% (US0003M + 0.790%) due 08/12/2022 ~		13,600	13,715
BMW U.S. Capital LLC
0.660% (US0003M + 0.500%) due 08/13/2021 ~		11,954	11,962
1.850% due 09/15/2021		425	426
3.400% due 08/13/2021		7,900	7,929
Boeing Co.
1.167% due 02/04/2023		8,305	8,340
2.125% due 03/01/2022		28,000	28,290
2.300% due 08/01/2021		42,831	42,894
2.350% due 10/30/2021		18,669	18,788

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2021 (Unaudited)

2.700% due 05/01/2022		26,588	27,152
8.750% due 08/15/2021		8,024	8,106
Boston Scientific Corp. 3.375% due 05/15/2022		100	103
Bristol-Myers Squibb Co. 0.536% (US0003M + 0.380%) due 05/16/2022 ~		200	201
Central Nippon Expressway Co. Ltd.
0.030% due 09/17/2021	JPY	1,000,000	9,001
0.070% due 12/20/2021		3,300,000	29,707
0.309% due 12/20/2021		1,600,000	14,422
0.942% due 03/18/2022		120,000	1,087
1.057% due 12/20/2021		600,000	5,427
Daimler Finance North America LLC
0.846% (US0003M + 0.670%) due 11/05/2021 ~		$8,750	8,769
1.030% (US0003M + 0.880%) due 02/22/2022 ~		54,170	54,445
1.056% (US0003M + 0.900%) due 02/15/2022 ~		400	402
2.000% due 07/06/2021		3,000	3,001
2.200% due 10/30/2021		5,500	5,535
2.550% due 08/15/2022		700	717
3.400% due 02/22/2022		33,440	34,114
3.750% due 11/05/2021		3,015	3,050
3.875% due 09/15/2021		150	151
Danone S.A.
2.077% due 11/02/2021		10,720	10,770
3.000% due 06/15/2022		4,960	5,086
East Nippon Expressway Co. Ltd.
0.030% due 12/20/2021	JPY	9,600,000	86,419
0.070% due 12/20/2021		4,100,000	36,916
ERAC USA Finance LLC 4.500% due 08/16/2021		$4,600	4,624
GATX Corp. 0.896% (US0003M + 0.720%) due 11/05/2021 ~		2,600	2,605
Gilead Sciences, Inc. 0.275% (US0003M + 0.150%) due 09/17/2021 ~		5,174	5,175
Hyundai Capital America 3.750% due 07/08/2021		4,600	4,603
Interpublic Group of Cos., Inc. 3.750% due 10/01/2021		3,500	3,531
Kansai International Airport Land Co. Ltd.
1.112% due 12/20/2021	JPY	650,000	5,881
1.207% due 12/20/2021		100,000	905
Kinder Morgan Energy Partners LP 5.000% due 10/01/2021		$4,463	4,463
McDonald's Corp. 0.614% (US0003M + 0.430%) due 10/28/2021 ~		3,000	3,004
Metropolitan Expressway Co. Ltd. 0.070% due 12/20/2021	JPY	100,000	900
Mitsubishi Corp. 2.625% due 07/14/2022		$1,967	2,009
Molson Coors Brewing Co. 2.100% due 07/15/2021		3,100	3,102
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		1,000	1,004
Oracle Corp. 2.500% due 10/15/2022		2,710	2,784
Penske Truck Leasing Canada, Inc. 2.850% due 12/07/2022 (e)	CAD	10,000	8,267
Raytheon Technologies Corp. 2.800% due 03/15/2022		$3,200	3,251
Reckitt Benckiser Treasury Services PLC
0.694% (US0003M + 0.560%) due 06/24/2022 ~		34,574	34,931
Rogers Communications, Inc.
0.735% (US0003M + 0.600%) due 03/22/2022 ~		1,000	1,003
4.000% due 06/06/2022	CAD	11,119	9,234
Ryder System, Inc. 2.875% due 06/01/2022		$800	817
Siemens Financieringsmaatschappij NV 0.400% due 03/11/2023		29,600	29,636
Starbucks Corp. 1.300% due 05/07/2022		300	303
Tyson Foods, Inc. 2.250% due 08/23/2021		2,770	2,773
Volkswagen Group of America Finance LLC
0.994% (US0003M + 0.860%) due 09/24/2021 ~		23,000	23,043
1.108% (US0003M + 0.940%) due 11/12/2021 ~		12,225	12,266
2.700% due 09/26/2022		2,266	2,330
4.000% due 11/12/2021		115,307	116,927
VW Credit Canada, Inc. 2.650% due 06/27/2022 (e)	CAD	15,028	12,358
Walt Disney Co. 0.525% (US0003M + 0.390%) due 09/01/2022 ~		$16,400	16,466
West Nippon Expressway Co. Ltd. 0.090% due 06/20/2022	JPY	240,000	2,162
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		$2,500	2,540

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2021 (Unaudited)

3.375% due 11/30/2021		19,500	19,596

			935,668

UTILITIES 1.7%
AT&T, Inc. 3.000% due 06/30/2022		1,600	1,636
Atmos Energy Corp. 0.625% due 03/09/2023		20,100	20,107
BP Capital Markets PLC 0.988% (US0003M + 0.870%) due 09/16/2021 ~		500	501
Duke Energy Corp. 0.297% (SOFRRATE + 0.250%) due 06/10/2023 ~		21,000	21,030
Enel Finance International NV 2.875% due 05/25/2022		1,190	1,216
NextEra Energy Capital Holdings, Inc.
0.420% (US0003M + 0.270%) due 02/22/2023 ~		42,500	42,508
0.867% (US0003M + 0.720%) due 02/25/2022 ~		56,650	56,879
1.950% due 09/01/2022		13,500	13,753
2.403% due 09/01/2021		1,500	1,505
2.900% due 04/01/2022		2,400	2,448
Pacific Gas & Electric Co. 1.750% due 06/16/2022		49,095	49,078
Southern California Edison Co.
0.398% (SOFRRATE + 0.350%) due 06/13/2022 ~		30,600	30,634
0.399% (US0003M + 0.270%) due 12/03/2021 ~		30,000	30,011
Verizon Communications, Inc. 1.118% (US0003M + 1.000%) due 03/16/2022 ~		84,560	85,145

			356,451

Total Corporate Bonds & Notes (Cost $4,943,608)			4,944,241

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.000% due 01/01/2050		10,000	10,000

NEVADA 0.0%
Nevada Department of Business & Industry State Revenue Bonds, Series 2020 0.000% due 01/01/2050		1,000	1,000

Total Municipal Bonds & Notes (Cost $11,000)			11,000

U.S. GOVERNMENT AGENCIES 1.5%
Fannie Mae
0.220% due 03/11/2022 •		20,000	20,021
0.280% due 05/06/2022 •		85,000	85,144
0.360% due 01/24/2022 •		224,000	224,421

Total U.S. Government Agencies (Cost $329,022)			329,586

U.S. TREASURY OBLIGATIONS 10.7%
U.S. Treasury Notes
1.500% due 09/15/2022		1,000,000	1,016,641
1.750% due 07/31/2021		400,000	400,567
1.750% due 11/30/2021		76,300	76,838
1.750% due 03/31/2022		150,000	151,881
2.000% due 10/31/2021 (g)		25,000	25,161
2.125% due 09/30/2021 (g)		50,000	50,258
2.750% due 08/15/2021		150,000	150,505
2.875% due 10/15/2021		50,000	50,409
2.875% due 11/15/2021		400,000	404,195

Total U.S. Treasury Obligations (Cost $2,326,021)			2,326,455

ASSET-BACKED SECURITIES 0.1%
GMF Canada Leasing Trust 0.422% due 02/21/2023	CAD	14,915	12,032
Oscar U.S. Funding LLC 0.222% due 03/10/2022		$1,484	1,484

Total Asset-Backed Securities (Cost $13,305)			13,516

SOVEREIGN ISSUES 7.5%
Agence Francaise de Developpement EPIC
0.335% (US0003M + 0.210%) due 12/17/2021 ~		5,000	5,005
2.750% due 01/22/2022		15,000	15,213
Aichi Prefecture
0.982% due 04/27/2022	JPY	200,000	1,815
1.006% due 11/30/2021		1,000,000	9,039
BNG Bank NV 1.500% due 09/06/2022		$25,850	26,243

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2021 (Unaudited)

Caisse d'Amortissement de la Dette Sociale 1.875% due 02/12/2022		78,281	79,102
CDP Financial, Inc. 2.750% due 03/07/2022		36,400	37,032
City of Hamamatsu 1.045% due 11/25/2021	JPY	338,200	3,057
City of Shizuoka Japan 1.045% due 11/25/2021		100,000	904
CPPIB Capital, Inc. 2.750% due 07/22/2021		$43,940	44,004
Development Bank of Japan, Inc.
0.001% due 12/20/2021	JPY	200,000	1,800
0.001% due 03/18/2022		300,000	2,701
0.030% due 03/18/2022		200,000	1,801
2.125% due 09/01/2022		$30,000	30,568
Emirate of Abu Dhabi Government International Bond 2.500% due 10/11/2022		2,800	2,880
Israel Government International Bond
0.020% (MAKA5DAY) due 11/30/2021 ~	ILS	472,700	144,992
0.750% due 07/31/2022		26,100	8,070
5.500% due 01/31/2022		124,100	39,303
Japan Bank for International Cooperation 1.500% due 07/21/2021		$5,000	5,004
Japan Expressway Holding and Debt Repayment Agency
0.934% due 03/18/2022	JPY	500,000	4,530
1.080% due 12/20/2021		400,000	3,619
Japan Finance Corp. 0.001% due 11/08/2021		2,100,000	18,898
Japan Finance Organization for Municipalities
0.852% due 06/28/2022		2,430,000	22,043
0.892% due 05/27/2022		1,000,000	9,069
0.991% due 01/28/2022		800,000	7,242
1.006% due 04/28/2022		1,500,000	13,607
1.010% due 03/28/2022		1,800,000	16,316
1.025% due 10/28/2021		200,000	1,806
1.034% due 08/27/2021		300,000	2,704
1.035% due 02/28/2022		1,700,000	15,401
1.067% due 12/28/2021		180,000	1,628
2.100% due 06/20/2022		200,000	1,836
2.625% due 04/20/2022		$3,600	3,668
Japan Housing Finance Agency
0.020% due 03/18/2022	JPY	700,000	6,301
0.030% due 03/18/2022		1,100,000	9,903
1.060% due 09/17/2021		450,000	4,060
1.122% due 12/20/2021		400,000	3,618
Japan Railway Construction Transport and Technology Agency 1.050% due 12/20/2021		300,000	2,714
Kommunalbanken A/S
0.230% (US0003M + 0.080%) due 02/24/2022 ~		$94,750	94,804
0.258% (US0003M + 0.130%) due 09/08/2021 ~		11,230	11,232
2.250% due 01/25/2022		5,000	5,058
3.125% due 10/18/2021		69,430	70,044
Kommuninvest Sverige AB 0.125% due 07/20/2022		11,980	11,972
Korea Development Bank
3.000% due 03/19/2022		6,300	6,413
4.625% due 11/16/2021		2,300	2,336
Nederlandse Waterschapsbank NV
0.189% (US0003M + 0.070%) due 12/15/2021 ~		111,050	111,080
1.875% due 04/14/2022		151,080	153,060
2.125% due 11/15/2021		12,800	12,894
Province of Alberta 2.200% due 07/26/2022		59,800	61,080
Province of Ontario
2.250% due 05/18/2022		44,900	45,713
2.550% due 04/25/2022		25,000	25,476
Province of Quebec 2.750% due 08/25/2021		19,000	19,075
SFIL S.A. 2.625% due 04/25/2022		51,000	51,995
Shizuoka Prefecture 1.045% due 11/25/2021	JPY	200,000	1,808
State of North Rhine-Westphalia
0.249% (US0003M + 0.110%) due 08/27/2021 ~		$1,300	1,300
0.364% (US0003M + 0.180%) due 10/28/2021 ~		28,800	28,805
Svensk Exportkredit AB
0.239% (US0003M + 0.120%) due 12/13/2021 ~		85,100	85,141
0.250% due 10/05/2022		70,000	70,352
0.304% due 07/15/2021 •		116,000	116,000
2.375% due 03/09/2022		12,700	12,886
Tokyo Metropolitan Government
0.870% due 03/18/2022	JPY	100,000	906
1.020% due 09/17/2021		500,000	4,510
1.060% due 03/18/2022		100,000	907

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2021 (Unaudited)

Urban Renaissance Agency 1.065% due 12/20/2021		660,000	5,970

Total Sovereign Issues (Cost $1,620,631)			1,618,313

SHORT-TERM INSTRUMENTS 57.2%
COMMERCIAL PAPER 0.2%
AT&T, Inc. 0.430% due 12/14/2021		$48,300	48,259

REPURCHASE AGREEMENTS (f) 10.1%			2,181,202

SHORT-TERM NOTES 0.7%
Federal Home Loan Bank 0.015% due 07/14/2021 (c)(d)		10,500	10,500
Korea Monetary Stabilization Bond 0.000% due 09/23/2021 (c)(d)	KRW	150,000,000	132,996

			143,496

CANADA TREASURY BILLS 0.4%
0.103% due 08/05/2021 (b)(c)	CAD	108,500	87,517

ISRAEL TREASURY BILLS 1.3%
(0.025)% due 10/06/2021 - 06/08/2022 (b)(c)	ILS	949,700	291,296

JAPAN TREASURY BILLS 16.3%
(0.104)% due 07/05/2021 - 09/27/2021 (b)(c)	JPY	394,150,000	3,548,181

U.S. TREASURY BILLS 18.8%
0.025% due 07/08/2021 - 06/16/2022 (a)(b)(c)(i)		$4,080,331	4,080,071

U.S. TREASURY CASH MANAGEMENT BILLS 9.4%
0.023% due 08/12/2021 - 10/19/2021 (a)(b)(c)(i)		2,046,277	2,046,100

Total Short-Term Instruments (Cost $12,486,033)			12,426,122

Total Investments in Securities (Cost $21,729,620)			21,669,233

Total Investments 99.9% (Cost $21,729,620)			$21,669,233
Financial Derivative Instruments (h) 0.4%(Cost or Premiums, net $0)			78,211
Other Assets and Liabilities, net (0.3)%			(51,223)

Net Assets 100.0%			$21,696,221

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Bank of America Corp.	2.604%	03/15/2023	03/29/2021	$805	$819	0.00%
Bank of America Corp.	3.228	06/22/2022	03/29/2021	896	910	0.00
Goldman Sachs Group, Inc.	1.085	08/23/2022	03/29/2021	3,973	4,037	0.02
Penske Truck Leasing Canada, Inc.	2.850	12/07/2022	03/09/2021	8,109	8,267	0.04
VW Credit Canada, Inc.	2.650	06/27/2022	03/05/2021	12,067	12,358	0.06
Wells Fargo & Co.	2.094	04/25/2022	06/01/2021	17,615	17,072	0.08

$43,465	$43,463	0.20%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	0.030%	06/04/2021	09/02/2021	$238,315	U.S. Treasury Bonds 4.375% due 02/15/2038	$(245,726)	$238,315	$238,320
DEU	0.040	07/01/2021	07/02/2021	6,000	U.S. Treasury Bonds 2.750% due 11/15/2047	(6,186)	6,000	6,000
JPS	0.020	06/07/2021	TBD(2)	450,000	U.S. Treasury Notes 3.880% due 08/15/2040	(473,527)	450,000	450,006
0.020	06/16/2021	TBD(2)	463,046	U.S. Treasury Bonds 1.375% - 3.000% due 11/15/2040 - 11/15/2044	(480,785)	463,046	463,050
0.030	06/30/2021	07/01/2021	6,000	U.S. Treasury Bonds 1.375% due 11/15/2040	(6,157)	6,000	6,000
MBC	0.020	06/14/2021	07/14/2021	150,000	U.S. Treasury Strip Coupon 0.000% due 02/15/2030	(51,569)	150,000	150,001
U.S. Treasury Strip Principal 0.000% due 05/15/2040	(41,304)
U.S. Treasury Strips 0.000% due 11/15/2049	(65,709)
0.040	06/24/2021	07/01/2021	100,000	U.S. Treasury Bonds 2.750% due 08/15/2047	(91,852)	100,000	100,001
U.S. Treasury Notes 2.125% - 2.500% due 09/30/2021 - 03/31/2023	(11,900)
0.040	06/25/2021	07/02/2021	300,000	U.S. Treasury Bonds 1.125% - 3.000% due 08/15/2040 - 05/15/2050	(53,410)	300,000	300,002
U.S. Treasury Note/Bond 0.125% due 11/30/2022	(15,884)
U.S. Treasury Notes 1.125% - 2.875% due 07/31/2021 - 04/30/2025	(218,783)
U.S. Treasury Strip Principal 0.000% due 02/15/2040 - 05/15/2040	(20,598)
0.050	06/21/2021	07/21/2021	200,000	U.S. Treasury Bills 0.000% due 10/07/2021	(74,991)	200,000	200,003
U.S. Treasury Note/Bond 0.250% due 05/15/2024	(33,132)
U.S. Treasury Notes 0.125% - 0.375% due 05/31/2023 - 11/30/2025	(97,321)
SCX	0.050	06/17/2021	07/08/2021	267,841	United Kingdom Inflation-Linked Gilt 0.125% - 1.125% due 08/10/2031 - 11/22/2042	(266,791)	267,841	267,846

Total Repurchase Agreements	$(2,255,625)	$2,181,202	$2,181,229

(g)	Securities with an aggregate market value of $35,525 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2021	AUD	48,409	$36,275	$13	$(28)
07/2021	CAD	21,243	17,586	456	0
07/2021	EUR	1,707	2,088	66	0
07/2021	JPY	152,900,000	1,409,987	33,497	0
07/2021	$1,030	AUD	1,331	0	(32)
12/2021	JPY	300,000	$2,921	216	0
02/2022	1,700,000	15,403	59	0
03/2022	2,900,000	26,282	101	0
04/2022	1,500,000	13,600	52	0
05/2022	1,000,000	9,069	35	0
BPS	07/2021	742,181	6,782	101	0
08/2021	42,503,881	384,909	2,134	0
09/2021	1,950,000	18,354	791	0
11/2021	ILS	13,070	3,989	0	(24)
11/2021	JPY	2,100,000	20,226	1,298	0
12/2021	2,380,000	22,799	1,335	0
03/2022	800,000	7,474	252	0
04/2022	200,000	1,903	97	0
06/2022	2,870,000	27,247	1,308	0
BRC	07/2021	11,700	106	1	0
07/2021	$1,455	GBP	1,026	0	(39)
09/2021	JPY	38,800,000	$349,970	461	0
12/2021	16,500,000	149,390	585	0
01/2022	800,000	7,248	30	0
CBK	10/2021	ILS	213,064	64,407	0	(980)
11/2021	612,078	185,510	4	(2,507)
01/2022	129,435	39,749	102	(145)
02/2022	103,125	31,663	92	(144)
03/2022	331,745	101,188	0	(889)
04/2022	6,499	2,002	1	0
06/2022	89,991	27,784	44	0
GLM	08/2021	JPY	60,880,000	565,689	17,550	0
11/2021	1,000,000	9,548	532	0
12/2021	100,000	978	76	0
01/2022	ILS	43,377	13,240	0	(99)
HUS	11/2021	13,401	4,131	16	0
01/2022	16,886	5,216	31	(7)
IND	08/2021	JPY	7,224	65	0	0
JPM	12/2021	300,000	2,924	218	0
01/2022	ILS	5,170	1,559	0	(31)
03/2022	JPY	200,000	1,882	77	0
MYI	11/2021	638,200	6,140	387	0
12/2021	2,610,000	24,511	973	0
01/2022	ILS	2,321	710	0	(3)
03/2022	JPY	1,020,000	9,282	74	0
SCX	07/2021	$1,857	CAD	2,284	0	(15)
SOG	07/2021	JPY	53,500,000	$483,688	2,081	0
SSB	09/2021	KRW	150,000,000	132,363	0	(251)
TOR	08/2021	CAD	131,342	106,064	156	0
08/2021	JPY	46,620,000	432,502	12,754	0
UAG	07/2021	CAD	112,383	93,287	2,666	0
08/2021	108,500	89,666	2,178	0
10/2021	JPY	200,000	1,906	103	0

Total Forward Foreign Currency Contracts	$83,003	$(5,194)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	United States Treasury Inflation Indexed Bonds	0	0.020%	Maturity	07/06/2021	$1,000,000	$0	$402	$402	$0

Total Swap Agreements	$0	$402	$402	$0

(i)

Securities with an aggregate market value of $7,225 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2021.

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	June 30, 2021 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,652,122	$0	$3,652,122
Industrials	0	935,668	0	935,668
Utilities	0	356,451	0	356,451
Municipal Bonds & Notes
California	0	10,000	0	10,000
Nevada	0	1,000	0	1,000
U.S. Government Agencies	0	329,586	0	329,586
U.S. Treasury Obligations	0	2,326,455	0	2,326,455
Asset-Backed Securities	0	13,516	0	13,516
Sovereign Issues	0	1,618,313	0	1,618,313
Short-Term Instruments
Commercial Paper	0	48,259	0	48,259
Repurchase Agreements	0	2,181,202	0	2,181,202
Short-Term Notes	0	143,496	0	143,496
Canada Treasury Bills	0	87,517	0	87,517
Israel Treasury Bills	0	291,296	0	291,296
Japan Treasury Bills	0	3,548,181	0	3,548,181
U.S. Treasury Bills	0	4,080,071	0	4,080,071
U.S. Treasury Cash Management Bills	0	2,046,100	0	2,046,100

Total Investments	$0	$21,669,233	$0	$21,669,233

Financial Derivative Instruments - Assets
Over the counter	$0	$83,405	$0	$83,405

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(5,194)	$0	$(5,194)

Total Financial Derivative Instruments	$0	$78,211	$0	$78,211

Totals	$0	$21,747,444	$0	$21,747,444

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO Short-Term Portfolio	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 127.7% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(b)	$2,000	$15

INDUSTRIALS 0.1%
UAL Pass-Through Trust 6.636% due 01/02/2024	483	501

Total Corporate Bonds & Notes (Cost $1,522)		516

U.S. GOVERNMENT AGENCIES 45.2%
Fannie Mae
0.152% due 12/25/2036 •	57	56
0.212% due 03/25/2034 •	26	26
0.292% due 05/25/2035 •	6	6
0.392% due 01/25/2034 •	12	12
0.442% due 05/25/2042 - 09/25/2042 •	155	156
0.483% due 05/18/2032 •	26	27
0.492% due 06/25/2029 - 12/25/2033 •	31	32
0.532% due 05/25/2036 •	6	6
0.533% due 10/18/2030 •	24	24
0.542% due 10/25/2030 •	17	17
0.551% due 09/17/2027 •	17	17
0.583% due 11/18/2030 •	23	23
0.592% due 08/25/2031 - 01/25/2033 •	36	37
0.642% due 12/25/2030 •	16	16
0.677% due 03/25/2027 ~	13	13
0.692% due 12/25/2023 •	39	39
0.742% due 10/25/2022 - 11/25/2031 •	27	28
0.753% due 03/25/2027 ~	8	8
0.792% due 09/25/2022 - 04/25/2032 •	23	23
0.842% due 05/25/2022 •	4	4
1.092% due 12/25/2023 - 04/25/2032 •	59	59
1.242% due 04/25/2023 - 10/25/2023 •	13	13
1.292% due 05/25/2022 - 01/25/2024 •	20	20
1.325% due 10/01/2034 •	41	41
1.328% due 07/01/2042 - 07/01/2044 •	250	258
1.377% due 09/01/2041 •	16	17
1.427% due 04/01/2037 •	1	1
1.475% due 08/01/2028 •	93	93
1.543% due 04/25/2023 •	1	1
1.563% due 07/01/2033 - 05/01/2034 •	188	189
1.605% due 05/01/2032 •	19	20
1.623% due 06/01/2035 •	38	38
1.625% due 10/01/2024 - 11/01/2036 •	140	141
1.627% due 07/01/2027 - 11/01/2040 •	18	17
1.655% due 07/01/2035 •	26	26
1.663% due 04/01/2033 - 09/01/2033 •	59	59
1.665% due 10/01/2032 - 12/01/2032 •	28	28
1.666% due 04/01/2034 •	14	14
1.685% due 05/01/2035 •	33	34
1.691% due 02/01/2035 •	5	5
1.694% due 01/01/2035 •	2	2
1.700% due 01/01/2033 •	3	3
1.703% due 12/01/2032 •	79	80
1.706% due 02/01/2037 •	21	21
1.707% due 07/01/2022 - 08/01/2032 •	3	3
1.715% due 05/01/2034 •	73	74
1.736% due 05/01/2033 •	6	6
1.740% due 11/01/2033 •	89	90
1.754% due 02/01/2032 •	7	7
1.763% due 01/01/2035 •	31	32
1.768% due 03/01/2034 •	224	225
1.773% due 09/01/2034 •	23	23
1.775% due 07/01/2037 •	31	31
1.776% due 01/01/2035 •	11	11
1.791% due 04/01/2035 •	5	5
1.798% due 02/01/2035 •	19	20
1.800% due 09/01/2033 - 12/01/2034 •	31	33
1.805% due 07/01/2034 •	69	72

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2021 (Unaudited)

1.815% due 07/01/2034 - 07/01/2035 •	86	89
1.870% due 02/01/2035 •	79	80
1.875% due 09/01/2033 •	72	72
1.895% due 07/01/2033 •	33	33
1.898% due 11/01/2035 •	19	20
1.899% due 05/01/2036 •	35	37
1.900% due 06/01/2033 •	62	63
1.932% due 01/01/2037 •	2	2
1.940% due 04/01/2033 •	5	5
1.945% due 11/01/2035 •	19	20
1.957% due 06/01/2037 •	12	12
1.963% due 12/01/2034 •	31	32
1.965% due 10/01/2032 •	34	34
1.973% due 11/01/2035 •	7	8
1.985% due 07/01/2033 •	34	34
1.994% due 11/01/2032 •	4	4
2.000% due 06/01/2034 •	1	1
2.001% due 01/01/2033 •	8	8
2.005% due 02/01/2034 - 03/01/2035 •	70	70
2.018% due 01/01/2035 •	15	15
2.025% due 05/01/2030 •	15	14
2.030% due 03/01/2034 •	11	11
2.047% due 05/01/2037 •	180	179
2.049% due 11/01/2034 •	43	43
2.051% due 04/01/2028 •	23	23
2.069% due 03/01/2033 •	3	3
2.070% due 04/01/2034 •	20	20
2.086% due 12/01/2036 •	56	59
2.094% due 02/01/2034 •	37	38
2.105% due 12/01/2035 •	172	172
2.112% due 12/01/2035 •	11	11
2.118% due 01/01/2036 •	1	1
2.121% due 07/01/2035 •	1	1
2.125% due 01/01/2033 - 04/01/2035 •	158	159
2.150% due 01/01/2034 •	1	2
2.152% due 08/01/2033 •	1	1
2.162% due 11/01/2033 •	29	29
2.173% due 02/01/2034 - 12/01/2035 •	108	108
2.175% due 02/01/2036 •	34	34
2.176% due 11/01/2034 •	15	16
2.179% due 07/01/2033 •	2	2
2.183% due 03/01/2033 •	68	68
2.195% due 11/01/2033 •	104	104
2.199% due 11/01/2034 •	7	7
2.200% due 11/01/2047 •	114	114
2.203% due 09/01/2033 •	2	2
2.205% due 01/01/2036 - 06/01/2036 •	10	10
2.210% due 09/01/2035 •	32	32
2.213% due 12/01/2036 •	4	5
2.216% due 02/01/2034 •	26	28
2.218% due 12/01/2035 •	10	11
2.250% due 05/01/2032 - 05/01/2033 •	57	56
2.254% due 11/01/2033 •	102	108
2.255% due 10/01/2033 •	25	25
2.263% due 08/01/2035 •	61	62
2.280% due 04/01/2035 •	6	6
2.285% due 07/01/2034 •	25	25
2.300% due 03/01/2035 - 01/01/2036 •	86	92
2.315% due 01/01/2033 •	3	3
2.322% due 02/01/2035 •	13	14
2.325% due 06/01/2030 - 02/01/2035 •	11	11
2.328% due 10/01/2033 •	11	11
2.330% due 10/01/2033 - 05/01/2036 •	115	116
2.333% due 04/01/2040 •	137	143
2.335% due 04/01/2035 •	11	12
2.337% due 11/01/2031 •	17	17
2.365% due 12/01/2035 •	191	192
2.382% due 11/01/2034 •	2	2
2.390% due 07/01/2026 •	77	77
2.393% due 11/01/2033 •	19	19
2.400% due 11/01/2032 - 01/01/2033 •	11	11
2.442% due 07/01/2037 •	44	46
2.455% due 04/01/2033 •	1	1
2.466% due 03/01/2033 •	15	15
2.468% due 09/01/2036 •	1	1
2.478% due 07/01/2035 •	5	5
2.493% due 09/01/2029 •	36	36
2.494% due 11/01/2026 •	33	33
2.500% due 06/01/2034 - 10/01/2035 •	14	15
2.506% due 10/01/2035 •	44	44
2.518% due 09/01/2035 •	65	65
2.525% due 11/01/2022 •	1	1
2.580% due 08/01/2033 •	8	8
2.581% due 11/01/2034 •	6	6
2.588% due 08/01/2035 •	19	20
2.598% due 07/01/2035 •	11	11

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2021 (Unaudited)

2.605% due 04/01/2033 •	95	96
2.628% due 06/01/2035 •	9	9
2.633% due 12/01/2030 •	2	2
2.640% due 06/01/2030 •	1	1
2.690% due 08/01/2037 •	317	318
2.692% due 08/01/2033 •	85	85
2.720% due 06/01/2034 •	91	92
2.846% due 07/01/2029 •	7	7
2.990% due 05/01/2036 •	31	33
3.050% due 09/01/2035 •	59	64
3.250% due 05/01/2036 •	53	55
3.358% due 08/25/2042 ~	16	17
3.448% due 09/01/2037 •	160	163
3.728% due 03/01/2035 •	39	39
3.855% due 12/01/2025	111	124
3.966% due 03/01/2030 •	84	84
4.015% due 05/01/2036 •	21	22
4.060% due 03/01/2030	435	505
4.766% due 08/01/2026	419	477
5.115% due 12/25/2042 ~	86	94
6.000% due 02/25/2044 - 08/25/2044	27	31
6.146% due 09/01/2024 •	136	137
6.250% due 05/25/2042	18	21
6.500% due 07/25/2021 - 01/25/2044	273	318
7.000% due 02/25/2023 - 02/25/2044	23	24
7.500% due 05/25/2042	19	23
8.000% due 08/25/2022 - 10/01/2026	19	20
Freddie Mac
0.352% due 08/25/2031 •	276	270
0.372% due 09/25/2031 •	163	162
0.373% due 03/15/2036 •	2	2
0.423% due 02/15/2029 - 03/15/2029 •	28	27
0.442% due 06/25/2029 •	55	55
0.473% due 07/15/2026 - 01/15/2033 •	73	74
0.492% due 05/25/2043 •	807	808
0.523% due 03/15/2024 - 08/15/2029 •	48	48
0.573% due 05/15/2023 - 01/15/2032 •	45	45
0.623% due 08/15/2029 - 03/15/2032 •	61	62
0.673% due 08/15/2022 - 12/15/2031 •	50	51
0.701% due 03/15/2023 •	8	8
1.155% due 09/01/2037 •	221	221
1.316% due 10/25/2044 •	354	363
1.328% due 02/25/2045 •	148	149
1.516% due 07/25/2044 •	1,711	1,766
1.707% due 01/01/2030 •	19	19
1.722% due 03/01/2035 •	13	13
1.761% due 04/01/2036 •	100	99
1.795% due 12/01/2035 •	11	11
1.990% due 09/01/2036 •	194	194
2.000% due 02/01/2037 •	5	5
2.011% due 05/01/2035 •	115	116
2.013% due 12/01/2024 •	23	23
2.023% due 11/01/2024 •	9	9
2.080% due 12/01/2036 •	20	20
2.125% due 12/01/2034 •	186	186
2.130% due 03/01/2036 •	78	83
2.155% due 03/01/2036 •	124	124
2.174% due 07/15/2035 •	1,596	1,614
2.191% due 07/01/2035 •	10	10
2.230% due 11/01/2036 •	252	253
2.231% due 01/01/2035 •	3	3
2.245% due 02/01/2036 •	7	8
2.248% due 10/01/2027 •	5	5
2.260% due 09/01/2034 •	8	8
2.289% due 07/01/2035 •	1	1
2.290% due 07/01/2036 •	70	70
2.302% due 01/01/2036 - 01/01/2037 •	7	7
2.335% due 02/01/2035 •	39	39
2.350% due 08/01/2033 - 04/01/2034 •	71	73
2.360% due 02/01/2036 •	8	8
2.364% due 09/01/2035 •	5	6
2.370% due 01/01/2036 - 02/01/2036 •	16	17
2.374% due 03/01/2032 •	32	33
2.375% due 04/01/2032 - 03/01/2036 •	161	164
2.405% due 11/01/2036 •	3	4
2.410% due 02/01/2036 •	1	1
2.415% due 11/01/2034 - 08/01/2035 •	229	230
2.429% due 08/01/2035 •	36	37
2.439% due 01/01/2034 •	76	77
2.458% due 06/01/2035 •	4	4
2.465% due 09/01/2035 •	2	2
2.473% due 07/01/2033 •	1	1
2.481% due 01/01/2030 •	69	69
2.490% due 09/01/2034 •	123	124
2.493% due 09/01/2035 •	43	43
2.495% due 11/01/2036 •	1	1

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2021 (Unaudited)

2.500% due 11/01/2029 •	14	14
2.502% due 12/01/2034 •	2	2
2.504% due 08/01/2035 •	8	8
2.508% due 04/01/2034 •	3	3
2.575% due 07/01/2033 •	6	6
2.625% due 09/01/2035 •	13	14
2.682% due 07/01/2037 •	78	78
2.712% due 03/01/2035 •	23	24
2.754% due 08/01/2023 •	2	2
2.835% due 08/01/2037 •	73	74
3.000% due 02/01/2048	4,100	4,288
3.274% due 09/01/2030 •	99	100
4.500% due 04/15/2032	178	198
4.647% due 04/01/2030 •	47	47
5.065% due 01/01/2027 •	12	12
5.500% due 10/15/2032	6	7
6.000% due 01/15/2029 - 05/01/2035	20	23
6.250% due 12/15/2023	1	1
7.000% due 10/15/2022 - 07/15/2027	19	21
Ginnie Mae
1.249% due 09/20/2067 •	8,718	8,885
2.000% (H15T1Y + 1.500%) due 02/20/2025 ~	3	3
2.000% due 01/20/2027 - 01/20/2030 •	89	91
2.125% due 10/20/2029 - 12/20/2045 •	411	428
2.250% (H15T1Y + 1.500%) due 07/20/2026 ~	4	4
2.250% due 09/20/2029 - 09/20/2045 •	610	634
2.875% due 04/20/2033 •	27	28
Ginnie Mae, TBA 2.500% due 08/01/2051	800	826
Uniform Mortgage-Backed Security
3.000% due 08/01/2028 - 04/01/2030	210	223
3.500% due 11/01/2044 - 02/01/2050	4,303	4,592
4.000% due 06/01/2048 - 07/01/2050	2,510	2,675
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2036	3,200	3,296
2.500% due 07/01/2036 - 07/01/2051	13,000	13,471
3.000% due 08/01/2036 - 08/01/2051	14,900	15,594
3.500% due 08/01/2051	41,500	43,712
4.000% due 07/01/2051 - 08/01/2051	36,500	38,899
4.500% due 08/01/2051	17,000	18,307

Total U.S. Government Agencies (Cost $172,610)		173,013

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bonds
3.125% due 02/15/2043 (d)	4,730	5,653
U.S. Treasury Notes
1.125% due 02/29/2028	124	124

Total U.S. Treasury Obligations (Cost $5,595)		5,777

NON-AGENCY MORTGAGE-BACKED SECURITIES 41.3%
ACRES Commercial Realty Corp. 2.624% due 04/17/2037 •	542	543
Adjustable Rate Mortgage Trust
2.635% due 03/25/2035 ~	24	24
2.846% due 11/25/2035 ^~	111	98
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	1,200	1,276
AREIT Trust 2.744% due 04/15/2037 •	1,751	1,764
Ashford Hospitality Trust
1.523% due 06/15/2035 •	400	401
1.923% due 06/15/2035 •	300	300
2.823% due 06/15/2035 •	400	386
BAMLL Commercial Mortgage Securities Trust
1.273% due 03/15/2034 •	100	100
1.673% due 03/15/2034 •	3,170	3,173
Banc of America Commercial Mortgage Trust 3.705% due 09/15/2048	1,300	1,418
Banc of America Funding Trust
2.224% due 06/25/2034 ~	27	27
2.529% due 11/20/2035 ^~	214	198
2.852% due 05/25/2035 ~	7,574	7,676
Banc of America Mortgage Trust
2.248% due 06/25/2034 ~	19	19
2.406% due 02/25/2034 ~	207	211
2.626% due 11/25/2033 ~	30	29
2.661% due 10/25/2035 ^~	39	38
2.817% due 01/25/2034 ~	28	29
3.036% due 09/25/2033 ~	60	60
3.175% due 05/25/2033 ~	72	75
Bancorp Commercial Mortgage Trust
1.273% due 08/15/2032 •	272	272
1.673% due 08/15/2032 •	1,000	1,001

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2021 (Unaudited)

Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	800	931
BCAP LLC Trust 6.500% due 02/26/2036 ~	850	857
BDS Ltd. 1.424% due 09/15/2035 •	1,483	1,490
Bear Stearns Adjustable Rate Mortgage Trust
2.187% due 10/25/2033 ~	4	4
2.302% due 01/25/2034 ~	75	76
2.500% due 04/25/2033 ~	21	22
2.509% due 02/25/2033 ~	3	3
2.619% due 02/25/2034 ~	312	311
2.696% due 02/25/2034 ~	43	44
2.742% due 01/25/2034 ~	208	216
2.829% due 02/25/2033 ~	2	2
2.865% due 01/25/2035 ~	27	27
2.938% due 07/25/2034 ~	20	21
4.341% due 01/25/2035 ~	27	28
Bear Stearns ALT-A Trust
0.412% due 02/25/2034 •	263	256
0.432% due 08/25/2036 ^•	5	5
3.089% due 11/25/2036 ^~	292	196
BXMT Ltd. 1.524% due 03/15/2037 •	1,000	1,006
CD Mortgage Trust 3.431% due 08/15/2050	400	439
Chase Mortgage Finance Trust
2.485% due 02/25/2037 ~	304	304
3.000% due 12/25/2035 ^~	36	35
3.030% due 12/25/2035 ^~	30	30
Citigroup Commercial Mortgage Trust 3.778% due 09/10/2058	900	990
Citigroup Mortgage Loan Trust
0.892% due 08/25/2035 ^•	184	173
2.470% due 05/25/2035 •	22	22
2.520% due 11/25/2035 •	79	79
2.574% due 03/25/2034 ~	35	36
Citigroup Mortgage Loan Trust, Inc.
1.281% due 08/25/2034 ~	2	2
2.220% due 09/25/2035 •	65	68
COLT Mortgage Loan Trust 1.255% due 09/25/2065 ~	570	572
Commercial Mortgage Trust
3.590% due 11/10/2047	1,200	1,293
4.228% due 05/10/2051	1,200	1,380
Countrywide Alternative Loan Trust
0.292% due 06/25/2037 •	972	938
1.894% due 08/25/2035 ~	1,362	1,340
2.678% due 10/25/2035 ^~	19	16
Countrywide Home Loan Mortgage Pass-Through Trust
0.442% due 08/25/2035 ^•	75	22
2.109% due 02/20/2036 ^•	26	26
2.609% due 06/20/2035 ~	64	66
2.622% due 08/25/2034 ^~	203	194
2.695% due 12/25/2033 ~	43	43
2.800% due 11/25/2034 ~	1,054	1,067
5.500% due 11/25/2035 ^	94	72
Credit Suisse First Boston Mortgage Securities Corp.
2.629% due 11/25/2032 ~	7	7
4.953% due 06/25/2032 ~	3	3
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
1.803% due 07/25/2033 ~	271	277
2.148% due 07/25/2033 ~	67	69
2.443% due 10/25/2033 ~	92	97
2.873% due 01/25/2034 ~	172	177
Credit Suisse Mortgage Capital Trust
2.691% due 03/25/2060 ~	1,064	1,079
3.023% due 08/25/2060 ~	898	913
CSAIL Commercial Mortgage Trust 3.329% due 06/15/2052	200	219
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~	217	220
Extended Stay America Trust 1.155% due 07/15/2038 •(a)	3,900	3,921
First Horizon Alternative Mortgage Securities Trust
2.250% due 07/25/2035 ~	101	80
2.297% due 08/25/2034 ~	129	134
First Horizon Mortgage Pass-Through Trust
0.362% due 02/25/2035 •	28	27
0.459% due 02/25/2035 •	248	249
FWD Securitization Trust 2.240% due 01/25/2050 ~	437	444
GCAT
1.091% due 05/25/2066 ~	9,700	9,732
1.348% due 05/25/2066 «~	1,000	999

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2021 (Unaudited)

1.503% due 05/25/2066 «~	1,000	999
GMAC Mortgage Corp. Loan Trust 2.998% due 11/19/2035 ~	69	69
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	2,100	2,058
3.924% due 10/10/2032	1,700	1,738
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~	4,569	4,643
GSR Mortgage Loan Trust
0.442% due 01/25/2034 •	77	76
1.840% due 03/25/2033 •	8	8
2.118% due 06/25/2034 ~	8	8
2.336% due 06/25/2034 ~	27	27
2.869% due 05/25/2035 ~	60	59
2.924% due 09/25/2035 ~	3,222	3,291
3.076% due 08/25/2034 ~	47	47
3.404% due 09/25/2034 ~	1,980	2,050
6.000% due 03/25/2032	3	4
HarborView Mortgage Loan Trust
0.473% due 02/19/2046 •	556	513
0.533% due 05/19/2035 •	27	26
Impac CMB Trust 0.732% due 08/25/2035 •	827	844
IndyMac Adjustable Rate Mortgage Trust 1.762% due 01/25/2032 ~	11	11
IndyMac Mortgage Loan Trust
0.282% due 09/25/2046 •	313	294
0.872% due 05/25/2034 •	26	26
InTown Hotel Portfolio Trust
1.023% due 01/15/2033 •	600	602
1.373% due 01/15/2033 •	300	301
1.573% due 01/15/2033 •	400	401
2.373% due 01/15/2033 •	1,000	1,005
JP Morgan Alternative Loan Trust 5.500% due 11/25/2036 ^~	20	13
JP Morgan Chase Commercial Mortgage Securities Trust 0.923% due 12/15/2036 •	500	501
JP Morgan Mortgage Trust
1.923% due 11/25/2033 ~	7	8
2.512% due 11/25/2033 ~	10	10
2.577% due 07/25/2035 ~	171	175
2.696% due 07/25/2035 ~	8	9
2.777% due 04/25/2035 ~	57	59
2.801% due 07/25/2035 ~	169	171
2.913% due 11/25/2035 ^~	106	103
2.944% due 09/25/2034 ~	1	1
3.396% due 10/25/2035 ~	162	156
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	3,661	3,656
2.734% due 01/25/2060 þ	1,311	1,324
MASTR Adjustable Rate Mortgages Trust
2.020% due 02/25/2034 ~	163	157
2.079% due 12/25/2033 ~	37	37
2.607% due 01/25/2036 ~	46	46
2.655% due 08/25/2034 ~	283	284
2.875% due 09/25/2033 ~	109	114
2.876% due 11/21/2034 ~	42	44
2.989% due 07/25/2034 ~	707	679
3.070% due 01/25/2034 ~	8	8
3.291% due 08/25/2034 ~	283	283
Merrill Lynch Mortgage Investors Trust
0.712% due 08/25/2028 •	546	548
0.752% due 06/25/2028 •	96	97
1.024% due 03/25/2028 •	79	79
1.991% due 04/25/2035 ~	241	241
2.660% due 09/25/2033 ~	5	5
2.809% due 02/25/2035 ~	66	67
3.191% due 02/25/2034 ~	19	18
MFA Trust
1.014% due 01/26/2065 ~	1,951	1,955
1.324% due 01/26/2065 ~	697	698
1.479% due 03/25/2065 ~	642	648
1.632% due 01/26/2065 ~	697	698
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	1,078	1,118
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048	700	767
Morgan Stanley Capital Trust
2.041% due 07/15/2053	8,200	8,250
2.509% due 04/05/2042 ~	1,800	1,858
6.215% due 06/11/2042 ~	2,200	2,246
Morgan Stanley Mortgage Loan Trust 0.412% due 01/25/2035 •	875	877
Motel 6 Trust 2.223% due 08/15/2034 •	84	84

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2021 (Unaudited)

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	4,281	4,467
2.750% due 11/25/2059 ~	5,337	5,527
3.500% due 10/25/2059 ~	139	147
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.327% due 10/25/2035 ~	22	21
Pepper Residential Securities Trust
0.983% due 11/18/2060 •	334	335
1.091% due 06/20/2060 •	627	627
PFP Ltd. 1.125% due 04/14/2037 •	227	228
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ	6,100	6,089
Prime Mortgage Trust
0.492% due 02/25/2034 •	17	17
6.000% due 02/25/2034	7	7
RBSSP Resecuritization Trust 0.732% due 08/26/2045 •	61	61
RCO Mortgage LLC 1.868% due 05/25/2026 þ	1,493	1,493
Ready Capital Mortgage Financing LLC 2.242% due 02/25/2035 •	1,000	1,006
Ready Captial Mortgage Financing LLC 1.092% due 03/25/2034 •	3,195	3,187
Residential Asset Mortgage Products Trust 7.500% due 12/25/2031	98	96
Residential Funding Mortgage Securities, Inc. Trust
4.754% due 02/25/2036 ^~	86	77
6.500% due 03/25/2032	7	8
RESIMAC Bastille Trust 1.010% due 09/05/2057 •	212	212
RESIMAC Premier 1.130% due 02/07/2052 •	824	828
Sequoia Mortgage Trust
0.697% due 03/20/2035 •	147	143
0.724% due 05/20/2034 •	400	401
0.853% due 04/20/2033 •	17	17
0.893% due 10/20/2027 •	62	62
1.620% due 07/20/2034 ~	19	19
Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	761	761
1.439% due 11/25/2055 ~	380	381
1.486% due 04/25/2065 ~	633	640
1.593% due 11/25/2055 ~	380	381
Structured Adjustable Rate Mortgage Loan Trust
0.332% due 03/25/2035 •	84	78
0.392% (LIBOR01M + 0.300%) due 09/25/2034 •	101	96
2.485% due 09/25/2034 ~	62	63
Structured Asset Mortgage Investments Trust
0.773% due 11/19/2033 •	21	21
0.773% due 05/19/2035 •	122	122
0.793% due 02/19/2035 •	1,964	1,939
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.119% due 07/25/2032 ~	1	1
2.244% due 03/25/2033 ~	115	122
2.337% due 06/25/2033 ~	367	361
2.738% due 11/25/2033 ~	18	18
2.890% due 09/25/2033 ~	15	15
UBS Commercial Mortgage Trust 4.241% due 06/15/2051 ~	200	229
WaMu Mortgage Pass-Through Certificates Trust
0.612% due 11/25/2045 •	3,319	3,271
0.632% due 12/25/2045 •	1,737	1,682
0.672% due 07/25/2045 •	4,466	4,401
0.672% due 10/25/2045 •	1,647	1,648
0.672% due 12/25/2045 •	1,392	1,382
0.892% due 01/25/2045 •	704	704
1.116% due 08/25/2046 •	35	35
1.316% due 11/25/2042 •	86	85
1.516% due 08/25/2042 •	7	7
1.843% due 08/25/2046 •	1,394	1,368
1.843% due 09/25/2046 •	3,617	3,748
2.550% due 10/25/2033 ~	115	116
2.909% due 10/25/2035 ^~	246	243
2.911% due 08/25/2033 ~	299	294
3.099% due 09/25/2035 ~	210	212
Washington Mutual Mortgage Pass-Through Certificates Trust
2.100% due 02/25/2033 ~	2	2
3.044% due 11/25/2030 ~	87	90
3.186% due 06/25/2033 ~	12	13
7.000% due 03/25/2034	37	39
Wells Fargo Commercial Mortgage Trust
0.923% due 12/13/2031 •	2,815	2,778
1.173% due 12/13/2031 •	2,335	2,270
1.918% due 12/13/2031 •	160	151
2.725% due 02/15/2053	600	636

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2021 (Unaudited)

3.311% due 06/15/2052	1,000	1,101
3.809% due 12/15/2048	300	332
4.023% due 03/15/2052	300	344
Wells Fargo Mortgage-Backed Securities Trust 2.843% due 08/25/2035 ~	7	7
Worldwide Plaza Trust 3.526% due 11/10/2036	1,000	1,094

Total Non-Agency Mortgage-Backed Securities (Cost $155,193)		158,015

ASSET-BACKED SECURITIES 39.6%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	2,092	2,104
AccessLex Institute 0.447% due 05/25/2036 •	809	799
Accredited Mortgage Loan Trust
0.852% due 01/25/2034 •	66	63
0.962% due 01/25/2035 •	565	551
ACE Securities Corp. Home Equity Loan Trust 2.717% due 06/25/2033 ^•	101	102
Affirm Asset Securitization Trust 0.880% due 08/15/2025	2,900	2,905
American Credit Acceptance Receivables Trust 0.620% due 10/13/2023	1,266	1,267
Anchorage Capital CLO Ltd. 1.588% due 10/20/2031 •	2,700	2,704
Apres Static CLO Ltd. 1.254% due 10/15/2028 •	1,556	1,560
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.142% due 12/25/2033 •	2,644	2,625
Arivo Acceptance Auto Loan Receivables Trust 1.190% due 01/15/2027	1,150	1,153
Assurant CLO Ltd. 1.438% due 10/20/2029 •	2,500	2,502
Bain Capital Credit CLO Ltd. 1.426% due 07/25/2030 •	1,000	1,000
Bear Stearns Asset-Backed Securities Trust
1.092% due 11/25/2042 •	134	131
2.496% due 10/25/2036 ~	733	600
Carrington Mortgage Loan Trust
1.210% due 04/17/2031 •	6,200	6,205
1.308% due 10/20/2029 •	1,600	1,601
1.420% due 10/17/2029 •	1,000	1,001
Chesapeake Funding LLC 2.940% due 04/15/2031	1,654	1,669
College Avenue Student Loans LLC
1.192% due 07/25/2051 •	740	747
1.292% due 12/26/2047 •	741	747
1.600% due 07/25/2051	1,295	1,293
3.280% due 12/28/2048	1,789	1,850
4.130% due 12/26/2047	1,018	1,074
Commonbond Student Loan Trust 1.980% due 08/25/2050	991	1,006
Countrywide Asset-Backed Certificates Trust, Inc. 0.632% due 12/25/2034 •	1,708	1,667
Credit Suisse First Boston Mortgage Securities Corp. 1.742% due 05/25/2043 •	475	475
Credit-Based Asset Servicing & Securitization LLC 6.780% due 05/25/2035 þ	460	467
Crown City CLO 1.626% due 01/20/2032 •	1,000	1,004
Drive Auto Receivables Trust 0.850% due 07/17/2023	142	142
DT Auto Owner Trust 1.140% due 01/16/2024	148	149
ECMC Group Student Loan Trust 1.092% due 07/25/2069 •	792	804
Enterprise Fleet Financing LLC 3.140% due 02/20/2024	146	146
EquiFirst Mortgage Loan Trust 1.200% due 09/25/2033 •	62	62
Exeter Automobile Receivables Trust 1.130% due 08/15/2023	112	112
Fremont Home Loan Trust 1.112% due 06/25/2035 •	43	43
Galaxy CLO Ltd. 1.058% due 10/15/2030 •	2,000	2,001
GLS Auto Receivables Issuer Trust
0.690% due 10/16/2023	350	351
1.580% due 08/15/2024	452	456
2.170% due 02/15/2024	1,180	1,187
GLS Auto Receivables Trust 4.170% due 04/15/2024	2,320	2,373
HERA Commercial Mortgage Ltd. 1.133% due 02/18/2038 •	500	500

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2021 (Unaudited)

Home Equity Asset Trust 0.692% due 11/25/2032 •	8	7
Home Equity Mortgage Loan Asset-Backed Trust 0.872% due 10/25/2035 •	1,600	1,564
HSI Asset Securitization Corp. Trust 0.192% due 10/25/2036 •	6	3
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 6.372% due 05/25/2033 ~	585	597
KKR CLO Ltd. 1.460% due 07/18/2030 •	1,000	1,001
LCM LP 1.228% due 10/20/2027 •	691	691
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ	482	487
Long Beach Mortgage Loan Trust
0.652% due 10/25/2034 •	736	718
0.792% due 03/25/2032 •	16	16
0.947% due 07/25/2034 •	234	233
Merrill Lynch Mortgage Investors Trust 1.112% due 07/25/2035 •	257	256
Morgan Stanley ABS Capital, Inc. Trust 0.737% due 09/25/2035 •	4,328	4,326
Morgan Stanley Dean Witter Capital, Inc. Trust 1.442% due 02/25/2033 •	89	89
Mountain View CLO LLC 1.274% due 10/16/2029 •	1,400	1,400
Nassau Ltd. 1.334% due 10/15/2029 •	1,900	1,897
Nationstar NIM Ltd. 8.000% due 06/25/2037	24	0
Navient Private Education Refi Loan Trust
0.973% due 11/15/2068 •	200	201
1.170% due 09/16/2069	1,491	1,498
1.690% due 05/15/2069	3,654	3,693
3.010% due 12/15/2059	1,830	1,907
3.130% due 02/15/2068	740	757
3.190% due 02/18/2042	232	235
3.520% due 06/16/2042	101	103
Navient Student Loan Trust
0.892% due 07/26/2066 •	3,143	3,176
4.000% due 12/15/2059	3,990	4,108
NovaStar Mortgage Funding Trust 0.832% due 02/25/2034 •	2,350	2,319
Option One Mortgage Loan Trust Asset-Backed Certificates 0.732% due 07/25/2033 •	126	123
Oscar U.S. Funding LLC 2.490% due 08/10/2022	21	21
Palmer Square Loan Funding Ltd.
0.955% due 02/20/2028 •	535	535
1.888% due 07/20/2028 •	1,678	1,679
Pretium Mortgage Credit Partners LLC 3.179% due 06/27/2069 þ	930	934
Renaissance Home Equity Loan Trust
0.792% due 08/25/2032 •	10	9
1.192% due 09/25/2037 •	3,535	1,806
Residential Asset Mortgage Products Trust 8.500% due 12/25/2031	691	452
Residential Asset Securities Corp. Trust 0.352% due 07/25/2036 •	6,531	6,502
Santander Retail Auto Lease Trust
1.690% due 01/20/2023	314	316
1.890% due 09/20/2022	63	63
SLM Private Credit Student Loan Trust 0.389% due 12/15/2039 •	287	282
SMB Private Education Loan Trust
0.392% due 09/15/2054 •	402	402
0.942% due 09/15/2054 •	3,800	3,845
1.290% due 07/15/2053	2,195	2,205
1.600% due 09/15/2054	1,500	1,517
2.230% due 09/15/2037	600	618
2.490% due 06/15/2027	244	246
2.840% due 06/15/2037	630	658
2.880% due 09/15/2034	215	222
SoFi Professional Loan Program LLC
1.292% due 06/25/2033 •	582	586
2.340% due 04/25/2033	1,110	1,129
2.490% due 01/25/2036	536	541
2.630% due 07/25/2040	1,861	1,889
2.650% due 09/25/2040	1,545	1,579
2.740% due 05/25/2040	1,367	1,388
Sound Point CLO Ltd. 1.073% due 01/23/2029 •	1,000	1,000
Soundview Home Loan Trust 1.392% due 11/25/2033 •	40	40
Springleaf Funding Trust 2.680% due 07/15/2030	1,470	1,473

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2021 (Unaudited)

Starwood Commercial Mortgage Trust 1.204% due 07/15/2038 •	2,800	2,801
Towd Point Mortgage Trust
1.092% due 05/25/2058 •	1,257	1,268
1.092% due 10/25/2059 •	118	119
1.636% due 04/25/2060 ~	6,896	6,966
2.710% due 01/25/2060 ~	6,661	6,856
2.750% due 06/25/2057 ~	806	830
2.900% due 10/25/2059 ~	8,410	8,717
3.000% due 11/25/2059 ~	393	396
3.722% due 03/25/2058 ~	2,023	2,138
4.170% due 11/25/2058 ~	699	701
Tricon American Homes Trust
2.716% due 09/17/2034	1,469	1,474
2.916% due 09/17/2034	1,100	1,104
3.215% due 09/17/2034	100	100
TruPS Financials Note Securitization Ltd. 1.705% due 09/20/2039 •	3,113	3,004
Upstart Securitization Trust 2.322% due 04/22/2030	142	143
Venture CLO Ltd. 1.260% due 07/19/2028 •	285	285
Westlake Automobile Receivables Trust 0.930% due 02/15/2024	2,135	2,141
WhiteHorse Ltd. 1.120% due 04/17/2027 •	42	42

Total Asset-Backed Securities (Cost $152,428)		151,625

Total Investments in Securities (Cost $487,348)		488,946

	SHARES
INVESTMENTS IN AFFILIATES 7.1%
SHORT-TERM INSTRUMENTS 7.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.1%
PIMCO Short-Term Floating NAV Portfolio III	2,756,615	27,183

Total Short-Term Instruments (Cost $27,180)		27,183

Total Investments in Affiliates (Cost $27,180)		27,183

Total Investments 134.8% (Cost $514,528)		$516,129
Financial Derivative Instruments (c)(e) 0.2%(Cost or Premiums, net $753)		616
Other Assets and Liabilities, net (35.0)%		(133,946)

Net Assets 100.0%		$382,799

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.2)%
Uniform Mortgage-Backed Security, TBA						2.000%	08/01/2051	$16,000	$(16,098)	$(16,125)

Total Short Sales (4.2)%									$(16,098)	$(16,125)

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note September Futures				09/2021	370	$49,025	$349		$87	$0
U.S. Treasury 30-Year Bond September Futures				09/2021	98	15,754	478		64	0

Total Futures Contracts							$827		$151	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	3-Month USD-LIBOR	1.500%	Semi-Annual	12/18/2021	$600	$2	$(6)	$(4)	$0	$0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	4,500	52	(89)	(37)	0	0
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026	900	(1)	0	(1)	0	(1)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	25,300	(899)	(1,653)	(2,552)	0	(16)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	9,100	413	(767)	(354)	0	(7)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	14,300	617	(1,184)	(567)	0	(11)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	2,900	201	(272)	(71)	0	(2)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	38,530	1,619	252	1,871	0	(46)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	1,900	(3)	(100)	(103)	0	(4)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	1,400	43	(61)	(18)	0	(3)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	6,300	(75)	(177)	(252)	0	(14)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2021 (Unaudited)

Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	3,800	(67)	(162)	(229)	0	(9)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	1,800	(2)	(104)	(106)	0	(4)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	24,580	926	(647)	279	0	(59)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	706	3	24	27	0	(2)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	500	(45)	12	(33)	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	100	(1)	(5)	(6)	0	(1)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	300	(1)	11	10	0	(2)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	700	(4)	5	1	0	(4)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	300	(1)	11	10	0	(2)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050	7,500	(32)	(381)	(413)	0	(50)
Pay	3-Month USD-LIBOR	1.524	Semi-Annual	01/19/2051	4,900	(39)	(245)	(284)	29	0
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051	2,000	(15)	(72)	(87)	0	(14)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051	6,000	(45)	(219)	(264)	0	(40)

Total Swap Agreements	$2,646	$(5,829)	$(3,183)	$30	$(291)

(d)	Securities with an aggregate market value of $3,499 and cash of $504 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$99.664	07/07/2021	500	$3	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.156	08/05/2021	500	4	1
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	100.473	08/05/2021	500	5	2
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.234	08/05/2021	500	3	2
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.641	07/07/2021	500	3	0

Total Purchased Options	$18	$5

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.298%	08/11/2021	300	$(1)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.698	08/11/2021	300	(1)	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.405	09/02/2021	800	(4)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.905	09/02/2021	800	(4)	(1)
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.686	08/11/2021	100	(1)	(1)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.086	08/11/2021	100	(1)	(1)
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.760	07/07/2021	400	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.776	07/07/2021	400	(3)	0

$(18)	$(11)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	$101.422	07/07/2021	1,000	$(4)	$(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.297	08/05/2021	500	(2)	(1)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2021 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.797	08/05/2021	500	(1)	(1)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.227	07/07/2021	500	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.367	08/05/2021	200	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.023	09/07/2021	1,000	(6)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.023	09/07/2021	1,000	(4)	(5)
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.234	08/12/2021	500	(2)	(1)
	Put - OTC Ginnie Mae, TBA 2.500% due 08/01/2051	102.297	08/12/2021	1,000	(3)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.156	08/05/2021	1,000	(6)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.473	08/05/2021	1,000	(6)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.313	09/07/2021	500	(2)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.984	08/05/2021	200	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.234	08/05/2021	1,000	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.984	08/05/2021	200	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 08/01/2051	104.141	08/05/2021	500	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.695	09/07/2021	500	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 09/01/2051	103.984	09/07/2021	500	(2)	(1)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.547	07/07/2021	100	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.609	07/07/2021	1,000	(4)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	99.672	07/07/2021	500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.203	07/07/2021	1,000	(4)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.547	07/07/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.641	07/07/2021	200	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 07/01/2051	101.645	07/07/2021	200	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.172	08/05/2021	1,000	(6)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.188	08/05/2021	500	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.406	08/05/2021	1,000	(4)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	99.688	08/05/2021	500	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.188	08/05/2021	500	(1)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 08/01/2051	101.406	08/05/2021	1,000	(2)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	99.281	09/07/2021	500	(2)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.281	09/07/2021	1,000	(3)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.297	09/07/2021	200	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 09/01/2051	101.328	09/07/2021	1,000	(3)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.164	07/07/2021	500	(2)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.211	07/07/2021	200	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 07/01/2051	102.375	07/07/2021	500	(2)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	101.703	08/05/2021	500	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	102.344	08/05/2021	500	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 08/01/2051	103.609	08/05/2021	500	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	101.844	09/07/2021	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 09/01/2051	103.844	09/07/2021	100	0	0

					$(96)	$(51)

Total Written Options					$(114)	$(62)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	June 30, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$10,028	$(187)	$227	$40	$0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	22,597	(650)	821	171	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	200	(1)	3	2	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	3,593	(60)	74	14	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	36,050	(647)	1,022	375	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	418	2	0	2	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,150	(183)	215	32	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	100	(4)	5	1	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,839	(36)	43	7	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,100	(24)	56	32	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	2,400	11	14	25	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,000	(18)	100	82	0

Total Swap Agreements	$(1,797)	$2,580	$783	$0

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$15	$0	$15
Industrials	0	501	0	501
U.S. Government Agencies	0	173,013	0	173,013
U.S. Treasury Obligations	0	5,777	0	5,777
Non-Agency Mortgage-Backed Securities	0	156,017	1,998	158,015
Asset-Backed Securities	0	151,625	0	151,625

$0	$486,948	$1,998	$488,946
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$27,183	$0	$0	$27,183

Total Investments	$27,183	$486,948	$1,998	$516,129

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,125)	$0	$(16,125)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	181	0	181
Over the counter	0	788	0	788

$0	$969	$0	$969
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(291)	0	(291)
Over the counter	0	(62)	0	(62)

$0	$(353)	$0	$(353)

Total Financial Derivative Instruments	$0	$616	$0	$616

Totals	$27,183	$471,439	$1,998	$500,620

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio	June 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.7% ¤
U.S. GOVERNMENT AGENCIES 4.0%
Fannie Mae
0.152% due 12/25/2036 •	$166	$165
0.212% due 06/25/2033 - 03/25/2034 •	200	198
0.222% due 06/25/2032 - 03/25/2036 •	76	75
0.262% due 11/25/2032 •	1	1
0.312% due 07/25/2032 •	214	210
0.398% due 03/25/2032 •	233	233
0.442% due 05/25/2042 •	112	113
0.992% due 04/25/2032 •	56	57
1.328% due 02/01/2041 - 10/01/2044 •	1,652	1,701
1.651% due 03/01/2035 •	164	170
1.898% due 11/01/2035 •	88	93
1.945% due 11/01/2035 •	82	83
2.112% due 12/01/2035 •	25	25
2.122% due 01/01/2036 •	297	314
2.125% due 12/01/2032 •	3	3
2.185% due 08/01/2036 •	16	16
2.243% due 10/01/2032 •	5	5
2.270% due 09/01/2028 •	4	4
2.306% due 05/01/2025 •	1	2
2.402% due 12/01/2029 •	4	4
2.440% due 12/01/2022 •	1	1
2.473% due 08/01/2028 •	6	6
2.486% due 09/01/2031 •	3	3
2.723% due 10/01/2025 •	11	11
2.895% due 12/01/2029 •	5	5
3.209% due 12/01/2029 •	1	1
Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)	21,735	18,865
0.332% due 07/25/2031 •	328	322
0.573% due 06/15/2030 - 12/15/2032 •	36	36
0.623% due 06/15/2031 •	15	15
0.773% due 02/15/2027 •	2	2
1.316% due 10/25/2044 •	1,016	1,044
1.328% due 02/25/2045 •	317	320
1.516% due 07/25/2044 •	628	649
1.859% due 02/01/2024 •	3	3
2.144% due 06/01/2035 •	785	832
2.176% due 02/01/2035 •	154	154
2.333% due 05/01/2032 •	5	5
2.350% due 02/01/2032 •	1	1
2.499% due 07/01/2029 •	4	4
2.587% due 01/01/2032 •	4	4
4.500% due 06/15/2035 - 09/15/2035	682	741
4.668% due 02/01/2025 •	2	2
5.000% due 01/15/2034	2,004	2,271
5.500% due 11/01/2038 - 10/01/2039	53	59
6.500% due 10/25/2043	437	511
Ginnie Mae
2.000% (H15T1Y + 1.500%) due 02/20/2024 - 02/20/2026 ~	12	12
2.000% due 03/20/2025 - 02/20/2030 •	245	248
2.125% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2024 ~	11	11
2.250% (H15T1Y + 1.500%) due 07/20/2025 - 08/20/2026 ~	112	114
2.875% (H15T1Y + 1.500%) due 04/20/2023 - 05/20/2024 ~	52	53
2.875% due 04/20/2027 - 04/20/2032 •	52	55
Israel Government AID Bond 0.000% due 11/01/2024 (b)	39,013	38,159
Residual Funding Corp. STRIPS 0.000% due 01/15/2030 (b)	18,000	15,691
Small Business Administration
1.000% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	33	32
4.500% due 03/01/2023	27	27
4.760% due 09/01/2025	1,564	1,639
4.770% due 04/01/2024	262	272
4.930% due 01/01/2024	152	158
5.240% due 08/01/2023	105	110
Uniform Mortgage-Backed Security
4.000% due 05/01/2030 - 12/01/2041	1,147	1,246

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

4.500% due 04/01/2028 - 11/01/2029	188	203

Total U.S. Government Agencies (Cost $74,742)		87,369

U.S. TREASURY OBLIGATIONS 122.3%
U.S. Treasury Bonds
1.375% due 11/15/2040 (c)	46,930	42,175
1.375% due 08/15/2050 (c)	365,100	307,896
1.625% due 11/15/2050 (c)	229,500	206,191
1.875% due 02/15/2041	117,900	115,450
2.750% due 11/15/2042	110,900	124,923
2.875% due 05/15/2043	140,960	162,159
3.000% due 05/15/2042	201,200	235,593
3.000% due 11/15/2044 (c)	237,300	279,439
3.125% due 02/15/2043	41,250	49,300
3.125% due 08/15/2044	45,000	54,019
3.625% due 08/15/2043	53,000	68,279
3.625% due 02/15/2044	55,000	71,107
3.750% due 11/15/2043	54,720	71,846
4.375% due 02/15/2038	84,630	116,522
4.500% due 05/15/2038	31,463	43,960
8.000% due 11/15/2021 (e)	29,000	29,859
U.S. Treasury Notes
0.250% due 07/31/2025	77,900	76,444
1.875% due 08/31/2024	8,680	9,056
2.000% due 08/31/2021 (e)	1,987	1,993
2.000% due 07/31/2022 (c)	333,000	339,868
2.125% due 03/31/2024	4,700	4,922
2.125% due 07/31/2024	21,600	22,691
2.125% due 09/30/2024	27,200	28,614
2.125% due 11/30/2024 (e)	4,000	4,214
2.250% due 10/31/2024	49,610	52,432
2.250% due 11/15/2024	38,950	41,185
2.250% due 11/15/2025	47,400	50,442
2.375% due 02/29/2024	4,870	5,128
2.375% due 08/15/2024	4,300	4,553
2.500% due 01/31/2024	12,050	12,715
2.875% due 11/30/2023	5,010	5,317
2.875% due 05/15/2028	9,680	10,756

Total U.S. Treasury Obligations (Cost $2,642,317)		2,649,048

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
Bear Stearns Adjustable Rate Mortgage Trust
2.500% due 04/25/2033 ~	19	20
2.591% due 04/25/2033 ~	28	29
2.742% due 01/25/2034 ~	134	139
2.786% due 11/25/2034 ~	292	283
2.829% due 02/25/2033 ~	9	8
2.875% due 04/25/2033 ~	2	2
Bear Stearns ALT-A Trust
0.412% due 02/25/2034 •	938	911
3.089% due 11/25/2036 ^~	14,369	9,662
3.115% due 11/25/2036 ~	7,724	5,920
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.342% due 08/25/2035 •	180	185
Citigroup Mortgage Loan Trust 2.470% due 05/25/2035 •	111	112
Countrywide Alternative Loan Trust
0.252% due 02/25/2047 •	324	303
0.272% due 05/25/2047 •	2,036	1,947
0.273% due 02/20/2047 ^•	3,396	2,664
0.492% due 05/25/2036 •	36	32
0.512% due 05/25/2035 •	440	429
0.513% due 03/20/2046 •	2,498	2,128
0.652% due 12/25/2035 •	200	199
1.116% due 02/25/2036 •	209	199
5.500% due 03/25/2036 ^	1,008	654
Countrywide Home Loan Mortgage Pass-Through Trust
0.552% due 05/25/2035 •	670	594
0.672% due 04/25/2035 •	82	79
0.752% due 02/25/2035 •	426	428
0.772% due 02/25/2035 •	229	215
2.575% due 04/25/2035 ~	255	227
3.014% due 09/20/2036 ^~	2,656	2,563
Credit Suisse First Boston Mortgage Securities Corp. 0.098% due 06/25/2032 ~	1	1
Downey Savings & Loan Association Mortgage Loan Trust 0.613% due 08/19/2045 •	229	223
GreenPoint Mortgage Funding Trust 0.532% due 06/25/2045 •	333	313
GSR Mortgage Loan Trust 2.684% due 04/25/2036 ~	2,006	1,648

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

HarborView Mortgage Loan Trust
0.223% due 03/19/2037 •	876	819
0.533% due 05/19/2035 •	794	767
Impac CMB Trust 1.092% due 07/25/2033 •	21	20
IndyMac Mortgage Loan Trust 0.732% due 02/25/2035 •	1,116	1,085
JP Morgan Mortgage Trust
2.801% due 07/25/2035 ~	268	273
2.889% due 02/25/2036 ^~	420	370
MASTR Adjustable Rate Mortgages Trust 2.707% due 05/25/2034 ~	101	103
Merrill Lynch Mortgage Investors Trust 1.671% due 12/25/2032 ~	29	29
Residential Accredit Loans, Inc. Trust
0.392% due 08/25/2035 •	672	584
1.476% due 09/25/2045 •	277	271
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031	253	280
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	14	14
Sequoia Mortgage Trust
0.793% due 10/19/2026 •	208	206
0.793% due 07/20/2033 •	523	523
0.798% due 07/20/2033 •	368	354
Structured Adjustable Rate Mortgage Loan Trust 1.516% due 01/25/2035 ^•	223	209
Structured Asset Mortgage Investments Trust
0.532% due 05/25/2036 •	9,001	8,812
0.673% due 07/19/2034 •	62	64
0.793% due 03/19/2034 •	129	130
WaMu Mortgage Pass-Through Certificates Trust
0.612% due 11/25/2045 •	691	681
0.632% due 12/25/2045 •	299	304
0.846% due 01/25/2047 •	552	549
0.938% due 12/25/2046 •	1,135	1,128
1.096% due 06/25/2046 •	1,612	1,627
1.116% due 02/25/2046 •	1,170	1,179
1.316% due 11/25/2042 •	192	189
1.843% due 07/25/2046 •	3,576	3,503
1.843% due 08/25/2046 •	8,917	8,747
1.843% due 09/25/2046 •	1,325	1,373
1.843% due 10/25/2046 •	526	514
1.877% due 05/25/2046 •	375	368
1.877% due 12/25/2046 •	798	776
2.409% due 03/25/2034 ~	49	51
Washington Mutual Mortgage Pass-Through Certificates Trust
2.283% due 05/25/2033 ~	36	36

Total Non-Agency Mortgage-Backed Securities (Cost $77,456)		68,055

ASSET-BACKED SECURITIES 0.3%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.172% due 05/25/2037 •	21	17
0.593% due 06/15/2031 •	268	259
0.613% due 11/15/2031 •	9	9
Bear Stearns Asset-Backed Securities Trust
0.202% due 04/25/2031 •	107	526
0.752% due 10/25/2032 •	14	14
CIT Group Home Equity Loan Trust 0.632% due 06/25/2033 •	5	4
Citigroup Global Markets Mortgage Securities, Inc. 1.442% due 01/25/2032 •	120	122
Credit Suisse First Boston Mortgage Securities Corp. 0.712% due 01/25/2032 •	50	49
Credit-Based Asset Servicing & Securitization Trust 0.162% due 01/25/2037 ^•	960	397
GE-WMC Mortgage Securities Trust 0.172% due 08/25/2036 •	46	27
GSAMP Trust
0.162% due 12/25/2036 •	460	283
0.272% due 11/25/2035 •	140	22
Home Equity Asset Trust 1.012% due 02/25/2033 •	1	1
HSI Asset Securitization Corp. Trust 0.192% due 10/25/2036 •	105	54
JP Morgan Mortgage Acquisition Trust 0.252% due 08/25/2036 •	30	17
LA Arena Funding LLC 7.656% due 12/15/2026	6	6
Lehman ABS Mortgage Loan Trust 0.182% due 06/25/2037 •	461	361
Long Beach Mortgage Loan Trust 0.652% due 10/25/2034 •	1,548	1,510

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

MASTR Asset-Backed Securities Trust 0.192% due 11/25/2036 •	85	39
Merrill Lynch Mortgage Investors Trust 0.212% due 02/25/2037 •	290	124
Morgan Stanley ABS Capital, Inc. Trust 0.152% due 05/25/2037 •	191	174
Morgan Stanley IXIS Real Estate Capital Trust 0.142% due 11/25/2036 •	34	16
New Century Home Equity Loan Trust 0.272% due 05/25/2036 •	374	365
Renaissance Home Equity Loan Trust 0.792% due 08/25/2032 •	2	2
Securitized Asset-Backed Receivables LLC Trust
0.152% due 12/25/2036 ^•	1,566	530
0.172% due 11/25/2036 ^•	495	191
Soundview Home Loan Trust
0.152% due 11/25/2036 •	506	207
0.172% due 06/25/2037 •	246	199

Total Asset-Backed Securities (Cost $8,140)		5,525

Total Investments in Securities (Cost $2,802,655)		2,809,997

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	283,947	2,800

Total Short-Term Instruments (Cost $2,799)		2,800

Total Investments in Affiliates (Cost $2,799)		2,800

Total Investments 129.8% (Cost $2,805,454)		$2,812,797
Financial Derivative Instruments (d) (0.0)%(Cost or Premiums, net $19,995)		(598)
Other Assets and Liabilities, net (29.8)%		(645,413)

Net Assets 100.0%		$2,166,786

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	0.040%	06/17/2021	07/19/2021	$(1,755)	$(1,755)
BSN	0.040	06/10/2021	07/12/2021	(248,250)	(248,256)
0.040	06/15/2021	07/15/2021	(85,341)	(85,342)
0.040	06/16/2021	07/15/2021	(346)	(347)
0.050	06/16/2021	07/15/2021	(18,827)	(18,827)
DEU	0.050	06/16/2021	07/16/2021	(88,955)	(88,956)
GRE	0.030	06/15/2021	07/15/2021	(2,453)	(2,454)
0.040	05/19/2021	07/19/2021	(3,118)	(3,118)
0.040	06/16/2021	07/13/2021	(16,747)	(16,748)
0.050	06/16/2021	07/26/2021	(7,276)	(7,277)
0.050	06/17/2021	07/14/2021	(87,547)	(87,548)
JPS	0.040	06/08/2021	07/08/2021	(105,896)	(105,898)

Total Reverse Repurchase Agreements	$(666,526)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

UBS	0.050%	06/16/2021	07/08/2021	$(1,156)	$(1,156)

Total Sale-Buyback Transactions	$(1,156)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (1.0)%
Uniform Mortgage-Backed Security, TBA	4.000%	08/01/2051	$17,000	$(18,188)	$(18,118)
Uniform Mortgage-Backed Security, TBA	4.500	07/01/2051	2,299	(2,481)	(2,474)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2051	701	(755)	(755)

Total Short Sales (1.0)%	$(21,424)	$(21,347)

(c)	Securities with an aggregate market value of $681,487 have been pledged as collateral under the terms of master agreements as of June 30, 2021.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2021 was $(651,387) at a weighted average interest rate of 0.023%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2021	17,063	$2,260,848	$16,114	$3,999	$0

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	June 30, 2021 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2021	1,765	$(217,853)	$509	$0	$(110)
U.S. Treasury 30-Year Bond September Futures	09/2021	2,973	(477,910)	(13,310)	0	(1,951)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2021	1,500	(289,031)	(13,232)	0	(1,688)

$(26,033)	$0	$(3,749)

Total Futures Contracts	$(9,919)	$3,999	$(3,749)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	3-Month USD-LIBOR	2.250%	Semi-Annual	06/20/2028	$349,800	$19,857	$(45,025)	$(25,168)	$0	$(478)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	13,500	138	670	808	0	(34)
Receive	3-Month USD-LIBOR	2.606	Semi-Annual	12/21/2047	40,000	0	(7,560)	(7,560)	0	(336)

Total Swap Agreements	$19,995	$(51,915)	$(31,920)	$0	$(848)

(e)	Securities with an aggregate market value of $31,305 and cash of $1,998 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2021.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2021

Investments in Securities, at Value
U.S. Government Agencies	$0	$87,369	$0	$87,369
U.S. Treasury Obligations	0	2,649,048	0	2,649,048
Non-Agency Mortgage-Backed Securities	0	68,055	0	68,055
Asset-Backed Securities	0	5,525	0	5,525

$0	$2,809,997	$0	$2,809,997
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,800	$0	$0	$2,800

Total Investments	$2,800	$2,809,997	$0	$2,812,797

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,347)	$0	$(21,347)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$3,999	$0	$3,999

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(4,597)	$0	$(4,597)

Total Financial Derivative Instruments	$0	$(598)	$0	$(598)

Totals	$2,800	$2,788,052	$0	$2,790,852

There were no significant transfers into or out of Level 3 during the period ended June 30, 2021.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Portfolio.

		Date of	Subsidiary % of Consolidated Portfolio
Portfolio Name	Subsidiary	Incorporation	Net Assets
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/29/2020	14.0%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	21.2%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.0%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC	03/20/2014	18.2%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio's shares is based on the Portfolio's net asset value ("NAV"). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Portfolio or class, by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolio generally do not calculate there NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange., quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in

Notes to Financial Statements (Cont.)

daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), that materially affect the values of the Portfolio's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Portfolio's Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfer from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value

The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer

Notes to Financial Statements (Cont.)

quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Notes to Financial Statements (Cont.)

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Current Value model is utilized for securities that are typically held at cost in the period of the initial investment, and potentially longer if the security is in an early-stage company that has made no material progress on its business plan. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of June 30, 2021, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the affiliate funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios’ transactions in and earnings from investments in the affiliated Funds for the period ended June 30, 2021 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Portfolio Name	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$0	$191,616	$0	$0	$(107)	$191,509	$89	$0
PIMCO All Asset: Multi-Short PLUS Fund	0	15,048	0	0	(8)	15,040	7	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$309,551	$721,797	$(286,500)	$(7)	$35	$744,876	$297	$0
PIMCO All Asset: Multi-RAE PLUS Fund	935,272	493,969	(544,640)	10	102	884,713	469	0
PIMCO All Asset: Multi-Short PLUS Fund	52,254	67,934	(44,438)	0	6	75,756	34	0
PIMCO All Asset: Multi-Real Fund	117	71,901	(56,500)	(6)	1	15,513	1	0

Notes to Financial Statements (Cont.)

PIMCO EM Bond and Short-Term Investments Portfolio	83,534	64,050	(31,700)	0	11	115,895	51	0
PIMCO High Yield and Short-Term Investments Portfolio	36,606	91,129	(53,300)	(4)	4	74,435	29	0
PIMCO Investment Grade Credit Bond Portfolio	277,386	526,361	(524,700)	(1)	32	279,078	161	0
PIMCO Long Duration Credit Bond Portfolio	744	434,509	(433,700)	(36)	0	1,517	9	0
PIMCO Mortgage and Short-Term Investments Portfolio	29,919	245,020	(265,000)	1	0	9,940	20	0
PIMCO Municipal Portfolio	5,840	10,704	(4,600)	0	0	11,944	4	0
PIMCO Real Return Portfolio	1,553	5,300	(6,700)	0	0	153	0	0
PIMCO Short-Term Portfolio	39,057	65,622	(77,500)	(1)	5	27,183	22	0
PIMCO U.S. Government and Short-Term Investments Portfolio	997	36,501	(34,700)	2	0	2,800	1	0
PIMCO International Portfolio	111,538	19,954	(25,700)	0	12	105,804	54	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers at June 30, 2021 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2021	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2021	Dividend Income	Shares Held at 06/30/2021
Stearns Holdings LLC 'B'	$ 3,201	$ 0	$ 0	$0	$(2,163)	$1,038	$0	720,949
Xfit Brands, Inc.	30	0	0	0	(4)	26	0	2,040,639

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NXN	Natixis New York
BOA	Bank of America N.A.	GRE	NatWest Markets Securities Inc.	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	RDR	RBC Capital Markets LLC
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BSH	Banco Santander S.A. - New York Branch	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	STR	State Street FICC Repo
CLY	Crédit Agricole Corporate and Investment Bank	MEI	Merrill Lynch International	TDL	Toronto Dominion Bank London
CSN	Credit Suisse AG (New York)	MSC	Morgan Stanley & Co. LLC.	TDM	TD Securities (USA) LLC
DEU	Deutsche Bank Securities, Inc.	MSR	Morgan Stanley & Co LLC FICC Repo	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
FBF	Credit Suisse International	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	HUF	Hungarian Forint	RUB	Russian Ruble
CHF	Swiss Franc	IDR	Indonesian Rupiah	SEK	Swedish Krona
CLP	Chilean Peso	ILS	Israeli Shekel	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	TRY	Turkish New Lira
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	TWD	Taiwanese Dollar
CZK	Czech Koruna	KRW	South Korean Won	USD (or $)	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	LIBOR03M	3 Month USD-LIBOR
BADLARPP	Argentina Badlar Floating Rate Notes	DWRTFT	Dow Jones Wilshire REIT Total Return Index	MAKA5DAY	Israel Gilon 5 Day
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULT	eRAFI International Large Strategy Index	MTGEFNCL	FNMA 30-Year Coupon Index
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLT	eRAFI Emerging Markets Strategy Index	NDDUEAFE	MSCI EAFE Index
CDOR03	3 month CDN Swap Rate	ERAUSLT	eRAFI U.S. Large Strategy Index	PRIME	Daily US Prime Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	ERAUSST	eRAFI U.S. Small Strategy Index	S&P 500	Standard & Poor's 500 Index
CDX.HY	Credit Derivatives Index - High Yield	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFRRATE	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	GSCI	Goldman Sachs Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	UKRPI	United Kingdom Retail Prices Index
CNREPOFIX	China Fixing Repo Rates 7-Day	IOS.FN.650.	Fannie Mae Interest Only Synthetics Total Return Swap Index	US0003M	ICE 3-Month USD LIBOR
CPTFEMU	Eurozone HICP ex-Tobacco Index	IOS.FN.650.67	Fannie Mae Interest Only Synthetics Total Return Swap Index	USSW10	10 Year USSW Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LIBOR01M	1 Month USD-LIBOR

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
AID	Agency International Development	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	OAT	Obligations Assimilables du Trésor	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDI	Brazil Interbank Deposit Rate	oz.	Ounce	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CHILIBOR	Chile Interbank Offered Rate	PIK	Payment-in-Kind	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CLO	Collateralized Loan Obligation